                                     PART A
                      Information Contained in a Prospectus
                                    Version I

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2003

FIXED ACCOUNT INVESTMENT OPTION

For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1-year fixed account investment option.

                          SUPPLEMENT DATED MAY 1, 2003

Venture III Fixed 5/2003

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2003

         MERRILL VARIABLE FUNDS

         For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

         Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND (formerly, the Merrill Lynch Developing Capital Markets Fund) seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

                         ACCUMULATION UNIT VALUE TABLES

The two accumulation unit value tables below reflect the highest and lowest combination of charges available under the contract. The first table reflects the fees for GEM and the Annual Step Death Benefit while the second table does not reflect the fees for any optional benefits. The Statement of Additional Information contains two additional accumulation unit value tables: one reflecting the fees for GEM and one reflecting the fees for Annual Step Death Benefit. The Statement of Additional Information is available upon request by calling the following toll free number: (800) 344-1029.

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                          INVESTING IN SERIES I SHARES
                        (REFLECTING ALL OPTIONAL RIDERS)

-----------------------------------------------------------------------------------------------------------------------
                                                                                        SERIES I SHARES
                                                                 ------------------------------------------------------
                                                                                                           NUMBER OF
                                                                 UNIT VALUE AT START OF  UNIT VALUE AT    UNITS AT END
                         SUB ACCOUNT                                       YEAR           END OF YEAR     OF YEAR TOTAL
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
-----------------------------------------------------------------------------------------------------------------------
                             2001                                       $12.500000         $13.262114          0.000
                             2002                                        13.262114           9.907923          0.000
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE V.I. FUND
-----------------------------------------------------------------------------------------------------------------------
                             2001                                       $12.500000         $12.387691          0.000
                             2002                                        12.387691           9.979306          0.000
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
-----------------------------------------------------------------------------------------------------------------------
                             2001                                       $12.500000         $13.015816          0.000
                             2002                                        13.015816          11.457502          0.000
-----------------------------------------------------------------------------------------------------------------------

Units under this series of contracts were first credited to the sub-accounts on August 1, 2001.

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                          INVESTING IN SERIES I SHARES
                         (REFLECTING NO OPTIONAL RIDERS)

-----------------------------------------------------------------------------------------------------------------------
                                                                                        SERIES I SHARES
                                                                 ------------------------------------------------------
                                                                                                           NUMBER OF
                                                                 UNIT VALUE AT START OF  UNIT VALUE AT  UNITS AT END OF
                         SUB ACCOUNT                                       YEAR           END OF YEAR        YEAR
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
-----------------------------------------------------------------------------------------------------------------------
                             2001                                       $12.500000         $14.756455       7,526.63
                             2002                                        14.756455          11.051980     10,910.604
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE V.I. FUND
-----------------------------------------------------------------------------------------------------------------------
                             2001                                       $12.500000         $12.186911       1,274.83
                             2002                                        12.186911           9.842178      7,361.277
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
-----------------------------------------------------------------------------------------------------------------------
                             2001                                       $12.500000         $11.311283          0.000
                             2002                                        11.311283           9.982004          0.000
-----------------------------------------------------------------------------------------------------------------------

Units under this series of contracts were first credited to the sub-accounts on August 1, 2001

                          SUPPLEMENT DATED MAY 1, 2003

VentureIII.Supp5/1/2003

        ANNUITY SERVICE OFFICE                          MAILING ADDRESS
    500 Boylston Street, Suite 400                   Post Office Box 55230
   Boston, Massachusetts 02116-3739            Boston, Massachusetts 02205-5230
   (617) 663-3000 or (800) 344-1029

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT."


         Contract values and annuity benefit payments are based upon sixty-nine investment options. Sixty-seven options are variable and two are fixed account options.


         Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company U.S.A. Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         Each sub-account's assets are invested in Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (Contracts issued prior to May 13, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust except in the case of Trust portfolios which commenced operations on and after May 1, 2003). We will provide the contract owner ("YOU") with the prospectus for the Trust with this Prospectus.

         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY....................................................................................   3
PERFORMANCE DATA...................................................................................................   3
ACCUMULATION UNIT VALUES...........................................................................................   18
SERVICES
       Independent Auditors........................................................................................   24
       Servicing Agent.............................................................................................   24
       Principal Underwriter.......................................................................................   24
APPENDIX A - PERFORMANCE DATA TABLES...............................................................................   A-1
       - MIT, Merrill and American Insurance Fund Portfolios.......................................................   A-2
       - Scudder Portfolios........................................................................................   A-14
APPENDIX B- ACCUMULATION UNIT VALUE TABLES.........................................................................   B-1
       - MIT Portfolios............................................................................................   B-2
       - Merrill Portfolios........................................................................................   B-10
       - Scudder Portfolios........................................................................................   B-11
APPENDIX C - AUDITED FINANCIAL STATEMENTS..........................................................................   C-1


        The date of this Prospectus May 1, 2003, as amended May 5, 2003



Venture III 5/1/2003

                                TABLE OF CONTENTS


SUMMARY...................................................     4
GENERAL INFORMATION ABOUT US, THE
VARIABLE ACCOUNT, THE TRUST...............................    16
     The Manufacturers Life Insurance Company (U.S.A).....    16
     The Variable Account.................................    16
     The Trust............................................    17
DESCRIPTION OF THE CONTRACT...............................    24
   ELIGIBLE GROUPS........................................    24
   ACCUMULATION PERIOD PROVISIONS.........................    24
     Purchase Payments....................................    24
     Accumulation Units...................................    25
     Value of Accumulation Units..........................    25
     Net Investment Factor................................    25
     Transfers Among Investment Options...................    26
     Maximum Number of Investment Options.................    26
     Telephone Transactions...............................    26
     Special Transfer Services - Dollar Cost Averaging....    26
     Asset Rebalancing Program............................    27
     Withdrawals..........................................    27
     Special Withdrawal Services - The Income Plan........    28
     Death Benefit During Accumulation Period.............    28
     Amount of Death Benefit..............................
     Payment of Death Benefit.............................    29
   PAY-OUT PERIOD PROVISIONS..............................    30
     General..............................................    30
     Annuity Options......................................    30
     Determination of Amount of the First Variable
     Annuity Payment......................................    31
     Annuity Units and the Determination of
     Subsequent Variable Annuity Payments.................    32
     Transfers During Pay-out Period......................    32
     Death Benefit During Pay-out Period..................    32
   OTHER CONTRACT PROVISIONS..............................    33
     Ten Day Right to Review..............................    33
     Ownership............................................    33
     Annuitant ...........................................    33
     Beneficiary..........................................    34
     Modification.........................................    34
     Our Approval.........................................    34
     Discontinuance of New Owners.........................    34
     Misstatement and Proof of Age, Sex or Survival.......    34
   FIXED ACCOUNT INVESTMENT OPTION........................    34
   OPTIONAL BENEFITS......................................    36
     Annual Step Death Benefit............................    36
     Guaranteed Retirement Income Program III.............    36
     Guaranteed Earnings Multiplier.......................    40
CHARGES AND DEDUCTIONS....................................    41
     Withdrawal Charges...................................    41
     Reduction or Elimination of Withdrawal Charge........    42
     Administration Fee...................................    42
     Distribution Fee.....................................    42
     Mortality and Expense Risks Charge...................    43
     American Funds Subaccount Rider Charge...............    43
     Taxes................................................    43
     Expenses of Distributing the Contract................    43
FEDERAL TAX MATTERS ......................................    44
   INTRODUCTION...........................................    44
   OUR TAX STATUS.........................................    44
   TAXATION OF ANNUITIES IN GENERAL.......................    44
     Tax Deferral During Accumulation Period..............    44
     Taxation of Partial and Full Withdrawals.............    46
     Taxation of Annuity Benefit Payments.................    46
     Taxation of Death Benefit Proceeds...................    47
     Penalty Tax on Premature Distributions...............    47
     Aggregation of Contracts.............................    47
   QUALIFIED RETIREMENT PLANS.............................    48
     Direct Rollovers.....................................    49
     Loans................................................    49
FEDERAL INCOME TAX WITHHOLDING............................    50
GENERAL MATTERS...........................................    50
     Performance Data.....................................    50
     Asset Allocation and Timing Services.................    51
     Restrictions Under the Texas Optional
       Retirement Program.................................    51
     Distribution of Contracts............................    51
     Contract Owner Inquiries.............................    51
     Confirmation Statements..............................    51
     Legal Proceedings....................................    52
     Voting Interest......................................    52
     Reinsurance Arrangements.............................    52
APPENDIX A: SPECIAL TERMS.................................    A-1
APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE..    B-1
APPENDIX C: STATE PREMIUM TAXES...........................    C-1
APPENDIX D: QUALIFIED PLAN TYPES..........................    D-1
APPENDIX E: PRODUCT FEATURES AVAILABLE FOR OLDER
CONTRACTS.................................................    E-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES - .........    U-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, sixty-seven Variable Account investment options. Each Variable Account investment option is a sub-account of the Variable Account that invests in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares (formerly referred to as Class A shares) except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio of the Trust is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.

                  Fixed. There are two fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option (except as noted above) without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period. During the pay-out period, you may transfer your allocations among the Variable

Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS


         Annual Step Death Benefit. You may elect the optional Annual Step Death Benefit at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. An additional fee of 0.20% is imposed for this death benefit. See Appendix E for contracts issued prior to May 5, 2003. Election of the Annual Step Death Benefit is irrevocable. The amount of the death benefit for the Annual Step Death Benefit is the greater of:


                  a) the death benefit described above; or

                  b) the Annual Step Death Benefit.


         The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.


THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


Guaranteed Retirement Income Program III. The Guaranteed Retirement Income Program III ("GRIP III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP III rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP
III. If GRIP III is exercised and the annuity payments available under the contract are greater than the monthly payment provided by GRIP III, we will pay the monthly annuity payment available under the contract. For GRIP III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP III is available for applications received on or after May 5, 2003 in available states. GRIP III is not available in all states. For more information on GRIP III, please refer to the Optional Benefits Section of the prospectus.

         Guaranteed Retirement Income Program II ("GRIP II") is available for new applications in states where GRIP III is not yet available. Please see Appendix E for a description of GRIP II. For information on Guaranteed Retirement Income Programs on contracts issued prior to the date of this prospectus, please refer to Appendix E.


         Guaranteed Earnings Multiplier. The Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue.

         The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an annual fee of 0.20% of the average account value. GEM is not available in all states.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fee, mortality and expense risks charges, free withdrawal percentage and the annuity purchase rates as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectus of the Trust.

CONTRACT OWNER TRANSACTION EXPENSES

The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Deferred sales load (as percentage of purchase payments):

  NUMBER OF COMPLETE YEARS                             WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT                              PERCENTAGE
              0                                               6%
              1                                               5%
              2                                               4%
              3+                                              0%

ANNUAL CONTRACT FEE ...................................................    NONE

TRANSFER FEE        ...................................................    NONE.

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES

The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.


                        SEPARATE ACCOUNT ANNUAL EXPENSES


                   (as a percentage of average account value)


Mortality and expense risks fee                                                 1.25%
Administration fee - asset based                                                0.15%
Distribution Fee                                                                0.25%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT OPTIONAL RIDER)                 1.65%

Annual Step Death Benefit Fee                                                   0.20%(1)
Optional GEM Fee                                                                0.20%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ANNUAL STEP AND GEM DEATH          2.05%
BENEFITS REFLECTED)

Optional GRIP III Fee (as a percentage of the Income Base)                      0.50%(2)



(1)  See Appendix E for contracts issued prior to May 5, 2003.



(2) If GRIP III is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM III"). GRIP III is not available for applications received prior to May 5, 2003. GRIP II is available for new applications in states where GRIP III is not yet available. The GRIP II fee is 0.45% of the Income Base. (see "GUARANTEED RETIREMENT INCOME PROGRAM II in Appendix E.)


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

SERIES I

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                 MINIMUM               MAXIMUM

(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                        0.550%                1.570%

SERIES II

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                 MINIMUM               MAXIMUM

(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                        0.750%                1.770%

EXAMPLE

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


         The Example of Expenses below is shown with the optional Annual Step Death Benefit Fee, GEM Fee and the optional GRIP III Fee reflected (a growth factor of 5% is assumed in calculating the GRIP III Fee).

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000.00 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


--------------------------------------------------------------------------------------------------
                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------
                    SERIES I
--------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses         $  951    $ 1,601    $ 2,077    $  4,319
--------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses         $  856    $ 1,313    $ 1,584    $  3,382
--------------------------------------------------------------------------------------------------
                    SERIES II
--------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses         $  984    $ 1,698    $ 2,240    $  4,617
--------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses         $  889    $ 1,413    $ 1,756    $  3,716
--------------------------------------------------------------------------------------------------


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)


---------------------------------------------------------------------------------------------
                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------
                    SERIES I
---------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses    $  402    $ 1,227    $ 2,077    $  4,319
---------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses    $  301    $   926    $ 1,584    $  3,382
---------------------------------------------------------------------------------------------
                    SERIES II
---------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses    $  437    $ 1,328    $ 2,240    $  4,617
---------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses    $  336    $ 1,031    $ 1,756    $  3,716
---------------------------------------------------------------------------------------------


         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

        GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST


THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)


================================================================================
  We are an indirect subsidiary of MFC.
================================================================================

We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.) ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Axxount is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select
================================================================================

         The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under contracts. The merger had no other effects on the terms and conditions of the contracts or on your allocations among investment options.

         The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.

         Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has sixty-seven sub-accounts (some of which are subdivided for Series I and Series II shares). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.


THE TRUST

================================================================================
The Trust is a mutual fund in which the Variable Account invests
================================================================================

         The assets of each sub-account of the Variable Account are invested in Series II shares (Series I shares for contracts issued prior to May 13, 2002 except in the case of portfolios offered on or after May 1, 2003 as noted below) of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities Trust, Health Sciences Trust, Real Estate Securities Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").


         Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.50% in the case of American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Series I assets are subject to a 0.15% Rule 12b-1 fee.


         The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.) are affiliates of ours. In addition, the Trust has four portfolios that invest exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").


ADVISER/SUBADVISER                                           PORTFOLIO
Capital Research Management Company                          American Growth Trust
(Adviser to the American Fund Insurance Series)(E)           American International Trust
                                                             American Blue Chip Income
                                                               and Growth Trust
                                                             American Growth-Income Trust

A I M Capital Management, Inc.                               All Cap Growth Trust
                                                             Aggressive Growth Trust
                                                             Mid Cap Core Trust (D)

Capital Guardian Trust Company                               Small Company Blend Trust
                                                             U.S. Large Cap Trust
                                                             (formerly, U.S. Large Cap Value Trust)
                                                             Income & Value Trust
                                                             Diversified Bond Trust

Davis Advisors                                               Financial Services Trust
                                                             Fundamental Value Trust

Deutsche Asset Management, Inc.                              Real Estate Securities Trust
                                                             Dynamic Growth Trust
                                                             All Cap Core Trust
                                                             Lifestyle Trusts(A)

Deutsche Asset Management                                    International Stock Trust
   Investment Services Ltd.

Fidelity Management & Research Company                       Strategic Opportunities Trust
                                                             Large Cap Growth Trust
                                                             Overseas Trust

Franklin Advisers, Inc.                                      Emerging Small Company Trust

Jennison Associates LLC                                      Capital Appreciation Trust

Lord, Abbett & Co.                                           Mid Cap Value Trust
                                                             All Cap Value Trust

Mercury Advisors(C)                                          Large Cap Value Trust(D)

MFC Global Investment Management (U.S.A.) Limited            Pacific Rim Emerging Markets Trust
                                                             Quantitative Equity Trust
                                                             Quantitative Mid Cap Trust (D)
                                                             Quantitative All Cap Trust
                                                             Emerging Growth Trust (D)
                                                             Money Market Trust
                                                             Index Trusts
                                                             Lifestyle Trusts(A)
                                                             Balanced Trust

Massachusetts Financial Services Company                     Strategic Growth Trust
                                                             Strategic Value Trust
                                                             (formerly, Capital Opportunities Trust)
                                                             Utilities Trust

Munder Capital Management                                    Small Cap Opportunities Trust (D)

Pacific Investment Management Company                        Global Bond Trust
                                                             Total Return Trust
                                                             Real Return Bond Trust (D)

Putnam Investment Management, L.L.C.                         Global Equity Trust

Salomon Brothers Asset Management Inc                        U.S. Government Securities Trust
                                                             Strategic Bond Trust
                                                             Special Value Trust (D)
                                                             High Yield Trust

T. Rowe Price Associates, Inc.                               Science & Technology Trust
                                                             Small Company Value Trust
                                                             Health Sciences Trust
                                                             Blue Chip Growth Trust
                                                             Equity-Income Trust

Templeton Investment Counsel, Inc.                           International Value Trust
                                                             International Small Cap Trust

UBS Global Asset Management                                  Global Allocation Trust
(formerly, Brinson Advisors, Inc.)                           (formerly, Tactical Allocation Trust

Wellington Management Company, LLP                           Growth & Income Trust
                                                             Investment Quality Bond Trust
                                                             Mid Cap Stock Trust
                                                             Natural Resources Trust (D)

Van Kampen (B)                                               Value Trust


-----------------

(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.


(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen." MSIM also does business under the name "Miller Anderson." Prior to May 1, 2003, Miller Anderson was named as the subadviser to the Value Trust.

(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."

(D)  Available for sales May 5, 2003


(E) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

         The Portfolios of the Trust available under the Policies are as follows:

MIT PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invest primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invest primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

                                       ***

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.




The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.




The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The EMERGING GROWTH TRUST (available for sale May 5, 2003(Series II shares only)) seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The NATURAL RESOURCES TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The MID CAP CORE TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The QUANTITATIVE ALL CAP TRUST (available for sale May 5, 2003(Series II shares only)) to seek long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The U.S. LARGE CAP TRUST (formerly, U.S. Large Cap Value Trust) seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The STRATEGIC VALUE TRUST (formerly, Capital Opportunities Trust) seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.

The LARGE CAP VALUE TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.

The SMALL CAP OPPORTUNITIES TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.

The SPECIAL VALUE TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The GLOBAL ALLOCATION TRUST (formerly, Tactical Allocation Trust) seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The REAL RETURN BOND TRUST (available for sale May 5, 2003(Series II shares only)) seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*.

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

         If the shares of a portfolio of the Trust are no longer available for investment or in our judgment investment in a Trust becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

         The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

         An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to a 10% Internal Revenue Service ("IRS") penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued.

         The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

                  Where (a) is:

         - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, distribution fees and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.15% for administrative expenses, 0.25% for distribution fees and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options
================================================================================

         During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment option at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of the fixed investment option are not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privilege.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the DCA fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or the DCA fixed account investment option is exhausted. The DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program.

         Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges or tax liability as a result.
================================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -    trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "QUALIFIED PLAN TYPES").

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT.

         The death benefit payable under the contract will be the greater of:

                  (a)      the contract value, or

                  (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

                  (i) is equal to the Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -    a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -    any other proof satisfactory to us.

         If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -    The beneficiary will become the owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -    No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
Annuity benefit payments may be paid in several ways
================================================================================

         Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity payments commence, the annuity option may not be changed and the form of settlement may not be changed.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant.

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

         Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.


FULL SURRENDERS DURING THE PAY-OUT PERIOD



         You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 5, 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD



         Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 5, 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.



         If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.



         If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining period certain.


DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date.

The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENT

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from the fixed annuity option to a variable annuity option or from a variable annuity option to the fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

================================================================================
You have a ten-day right to cancel your contract
================================================================================

TEN DAY RIGHT TO REVIEW

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

         In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTION

================================================================================
The fixed account investment option
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

================================================================================
The fixed account investment option guarantees interest of at least 3%.
================================================================================

         INVESTMENT OPTIONS. Currently, there is a one-year fixed account investment option available under the contract. In addition, the DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details). Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date, as permitted by applicable law. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

================================================================================
Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES"

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

         The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT


         You may elect the optional Annual Step Death Benefit for an additional charge of 0.20% of the value of the variable investment accounts if the optional benefit is available for sale in the state where the contract is sold. See Appendix E for contracts issued prior to May 5, 2003. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:


                  a) the death benefit described above; or

                  b) the Annual Step Death Benefit.


         The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.


         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

                  (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT

         The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step Death Benefit) as the new owner.

THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.




GUARANTEED RETIREMENT INCOME PROGRAM III.


         Applications received on or after May 5, 2003 may be issued with an optional Guaranteed Retirement Income Program III ("GRIP III") if you elect GRIP III and if GRIP III is available for sale in the state where the contract is sold. (If the contract is issued with GRIP III in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options). Election of GRIP III may only be made at issue, is irrevocable, and GRIP III may only be terminated as described below.



         Guaranteed Retirement Income Program II ("GRIP II") is available for new applications in states where GRIP III is not yet available. Please see Appendix E for a description of GRIP II. For information on Guaranteed Retirement Income Programs on contracts issued prior to the date of this prospectus, please refer to Appendix E.



         GRIP III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP III. If GRIP III is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP III, we will pay the monthly annuity payments available under the contract. For GRIP III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.


         Income Base The Income Base upon which the amount of GRIP III annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.


         If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next contract anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


         In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.

         The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

         An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In determining the Income Base:

         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP III.

         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

         THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP III MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

         EXERCISE OF GRIP III

         Conditions of Exercise. GRIP III may be exercised subject to the following conditions:

         1. GRIP III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIP III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIP III is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP III is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP III.

         Hence, you should consider that since (a) GRIP III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP III is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP III fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP III because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP III after your required beginning date under a qualified plan, you should consider whether GRIP III is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         When you exercise GRIP III, actual income will be based on the greater of (i) your GRIP III Income Base at guaranteed annuity purchase rates (as stated in the GRIP III rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)


         Illustrated below are the income amounts provided by GRIP III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. (This interest rate is for comparison purposes only and is not the rate offered by the Company.) "Guaranteed" is based on GRIP III Income Base applied to guaranteed annuity purchase rates (as stated in the GRIP III rider). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

-------------------------------------------------------------------------------------------------
      Contract                                               Annual Income
   Anniversary at          Account                      -----------------------     Annual Income
Exercise of GRIP III        Value       Income Base     Current      Guaranteed       Provided
-------------------------------------------------------------------------------------------------
         10               $  90,000     $   162,889    $   8,651     $    9,676     $       9,676
-------------------------------------------------------------------------------------------------
         15               $ 105,000     $   207,893    $  11,088     $   14,095     $      14,095
-------------------------------------------------------------------------------------------------
         20               $ 120,000     $   265,330    $  13,824     $   20,059     $      20,059
-------------------------------------------------------------------------------------------------

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain

-------------------------------------------------------------------------------------------------
      Contract                                               Annual Income
   Anniversary at          Account                      -----------------------     Annual Income
Exercise of GRIP III        Value       Income Base     Current      Guaranteed       Provided
-------------------------------------------------------------------------------------------------
         10               $  90,000     $   162,889    $   7,333     $    7,975     $       7,975
-------------------------------------------------------------------------------------------------
         15               $ 105,000     $   207,893    $   9,475     $   11,501     $      11,501
-------------------------------------------------------------------------------------------------
         20               $ 120,000     $   265,330    $  12,154     $   16,429     $      16,429
-------------------------------------------------------------------------------------------------

                  TERMINATION OF GRIP III

                  GRIP III will terminate upon the earliest to occur of:

                  (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

                  (b)      the termination of the contract for any reason; or

                  (c)      the exercise of GRIP III.

         THE ELECTION OF GRIP III ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         GRIP III FEE. The risk assumed by us associated with GRIP III is that annuity benefits payable under GRIP III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP III fee (the "GRIP III Fee"). On or before the maturity date, the GRIP III Fee is deducted on each contract anniversary. The amount of the GRIP III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIP III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP III Fee will not be deducted during the annuity period. For purposes of determining the GRIP III Fee, the commencement of annuity payments will be treated as a full withdrawal .

                                       ***

         GRIP III DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP III SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP III BENEFIT.

GUARANTEED EARNINGS MULTIPLIER.

         Contracts may be issued with a Guaranteed Earnings Multiplier ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%.

         Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue.

         The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

         If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(i) is equal to the GEM benefit prior to the withdrawal and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary.

         For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the GEM benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

TERMINATION OF GEM

         GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including GEM) as the new owner.

         THE ELECTION OF GEM ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GEM FEE

         The annual fee for GEM is 0.20% as a percentage of average account value.

QUALIFIED RETIREMENT PLANS

         If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without GEM) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

                             CHARGES AND DEDUCTIONS


         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust that are described in the accompanying Prospectus of the Trust. For information on the Optional Benefit Fees, see "OPTIONAL
BENEFITS" above.


WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

-------------------------------------------------------------------------------
  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                       WITHDRAWAL CHARGE PERCENTAGE
-------------------------------------------------------------------------------
              0                                                 6%
-------------------------------------------------------------------------------
              1                                                 5%
-------------------------------------------------------------------------------
              2                                                 4%
-------------------------------------------------------------------------------
              3+                                                0%
-------------------------------------------------------------------------------

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.


         Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. (See Appendix E for information relating to contracts issued prior to April 1, 2003)


         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix B. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         -        Any prior or existing relationship with us will be considered.
                  Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof) of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEE

================================================================================
  We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.
================================================================================

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

AMERICAN FUNDS SUBACCOUNT RIDER CHARGE

         A daily charge in an amount equal to 0.15% of the value of each American Funds subaccount on an annual basis is deducted from each American Funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

         In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

         Manulife Financial Securities, LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.0% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment
================================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance ith IRS regulations

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account."

         This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."

         In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

         During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax
================================================================================

         There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan
================================================================================

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant.

         Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP II and GRIP III in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         - received on or after the date on which the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

         These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust from the inception date of the portfolio (or in the case of the portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -        retirement,

         -        death, or

         -        the participant's attainment of age 70 1/2.

         Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

         Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

         As stated above under "The Trust" we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.

ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.

ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 9230, Boston, Massachusetts 02205-9230.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.


COMMUTED VALUE - The Present Value of any remaining guaranteed annuity payments.


CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY - In the case of an individual annuity contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

CONTRACT DATE - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the our Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT - All the assets of Manulife U.S.A. other than assets in separate accounts.

GROUP HOLDER - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT - An account established by us which represents a contract owner's interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE - The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax.

NON-QUALIFIED CERTIFICATES - Certificates issued under non-qualified Contracts.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract or certificate specifications page, unless changed.

PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO - A separate investment portfolio of the Trust, the American Insurance Funds, a mutual fund in which the Variable Account invests, or of any successor or additional mutual funds.

PURCHASE PAYMENT - An amount paid to us by a contract owner as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES - Certificates issued under qualified contracts.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account of Manulife USA that is not commingled with the Manulife USA's general assets and obligations.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - The Variable Account, which is a separate account of the Manulife USA.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                               WITHDRAWAL
            HYPOTHETICAL       FREE                              CHARGE
CONTRACT     CONTRACT       WITHDRAWAL       PAYMENTS      ------------------
  YEAR         VALUE          AMOUNT        LIQUIDATED     PERCENT     AMOUNT
-----------------------------------------------------------------------------
   1          55,000         5,000 (a)        50,000          6%        3,000

   2          50,500         5,000 (b)        45,500          5%        2,275

   3          35,000         5,000 (c)        45,000          4%        1,800

   4          70,000        20,000 (d)        50,000          0%            0

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) "In the example for the third contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second contract year of $2,000, $5,000, $7,000, and $8,000.

                                                                  WITHDRAWAL
HYPOTHETICAL      PARTIAL            FREE                           CHARGE
  CONTRACT      WITHDRAWAL        WITHDRAWAL     PAYMENTS      ----------------
   VALUE         REQUESTED          AMOUNT      LIQUIDATED     PERCENT   AMOUNT
-------------------------------------------------------------------------------
   65,000          2,000          15,000 (a)           0         5%          0

   49,000          5,000           3,000 (b)       2,000         5%        100

   52,000          7,000           4,000 (c)       3,000         5%        150

   44,000          8,000               0 (d)       8,000         5%        400

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - 0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX C

                               STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                                             TAX RATE

                                                     QUALIFIED     NON-QUALIFIED
STATE                                                CONTRACTS       CONTRACTS
CALIFORNIA.................................            0.50%           2.35%
MAINE......................................            0.00%           2.00%
NEVADA.....................................            0.00%           3.50%
PUERTO RICO................................            1.00%           1.00%
SOUTH DAKOTA*..............................            0.00%           1.25%
WEST VIRGINIA..............................            1.00%           1.00%
WYOMING....................................            0.00%           1.00%

* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX D

                              QUALIFIED PLAN TYPES


         Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.


                  INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. This could result in adverse tax consequences to the Owner.

                  SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

                  SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

                  ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

          -   made after the owner attains age 59 1/2;

          -   made after the owner's death;

          -   attributable to the owner being disabled; or

          - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

                  CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice

                  TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -    earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                  DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                                   APPENDIX E


                  PRODUCT FEATURES AVAILABLE FOR OLDER CONTRACTS


SERIES I SHARES


         For contracts issued prior to May 13, 2002, the assets of each sub-account of the Variable Account are invested in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares. Series I shares of each Trust portfolio, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.15%.


CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGES

For contracts issued prior to April 1, 2003, the excess of the contract value over the free withdrawal amount will be liquidated.

OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT

0.05% for contracts issued prior to May 5, 2003

GUARANTEED RETIREMENT INCOME PROGRAM II.


         Contracts issued prior to May 5, 2003 were issued with an optional Guaranteed Retirement Income Program II ("GRIP II") if you elected GRIP II and if GRIP II was available for sale in the state where the contract was sold. (GRIP II is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus.) GRIP II is no longer available for applications received on or after May 5, 2003 in states where GRIP III is available. GRIP II is available for new applications in states where GRIP III is not yet available. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.


         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         Income Base The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

-   An Income Base reduction is on a pro rata basis and is equal to (i) times
    (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIP II

         Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         FOR CONTRACTS ISSUED ON AND AFTER JANUARY 27, 2003, AND IN STATES WHERE APPROVED, THE FOLLOWING ANNUITY OPTION WILL REPLACE THE JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN:

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
         - AN ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS AND CONTINUING THEREAFTER DURING THE JOINT LIFETIME OF THE ANNUITANT AND A DESIGNATED CO-ANNUITANT. SINCE PAYMENTS ARE GUARANTEED FOR 10 YEARS, ANNUITY PAYMENTS WILL BE MADE TO THE END OF SUCH PERIOD IF BOTH THE ANNUITANT AND THE CO-ANNUITANT DIE PRIOR TO THE END OF THE TENTH YEAR.

         The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIP II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.

         Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         When you exercise GRIP II, actual income will be based on the greater of (i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

         Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

----------------------------------------------------------------------------------------
       Contract                                      Annual Income
   Anniversary at        Account                  ----------------------   Annual Income
Exercise of GRIP II       Value    Income Base    Current     Guaranteed     Provided
----------------------------------------------------------------------------------------
        10              $ 90,000     $179,085     $ 8,651       $12,013       $12,013
----------------------------------------------------------------------------------------
        15              $105,000     $239,656     $11,088       $18,406       $18,406
----------------------------------------------------------------------------------------
        20              $120,000     $320,714     $13,824       $27,979       $27,979
----------------------------------------------------------------------------------------

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

----------------------------------------------------------------------------------------
       Contract                                      Annual Income
   Anniversary at        Account                  ----------------------   Annual Income
Exercise of GRIP II       Value    Income Base    Current     Guaranteed     Provided
----------------------------------------------------------------------------------------
        10              $ 90,000     $179,085     $ 7,063       $ 9,284       $ 9,284
----------------------------------------------------------------------------------------
        15              $105,000     $239,656     $ 8,681       $13,574       $13,574
----------------------------------------------------------------------------------------
        20              $120,000     $320,714     $10,253       $19,358       $19,358
----------------------------------------------------------------------------------------

EXAMPLE 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after January 27, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain

----------------------------------------------------------------------------------------
       Contract                                      Annual Income
   Anniversary at        Account                  ----------------------   Annual Income
Exercise of GRIP II       Value    Income Base    Current     Guaranteed     Provided
----------------------------------------------------------------------------------------
        10              $ 90,000     $179,085     $7,333        $ 9,606       $ 9,606
----------------------------------------------------------------------------------------
        15              $105,000     $239,656     $9,475        $14,782       $14,782
----------------------------------------------------------------------------------------
        20              $120,000     $320,714     $12,154       $23,091       $23,091
----------------------------------------------------------------------------------------

         TERMINATION OF GRIP II

         GRIP II will terminate upon the earliest to occur of:

(a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         (b)      the termination of the contract for any reason; or

         (c)      the exercise of GRIP II.

         THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal

                                      ***

         GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

                                   APPENDIX U

                         ACCUMULATION UNIT VALUE TABLES

The two accumulation unit value tables below reflect the highest and lowest combination of charges available under the contract. The first table reflects the fees for all optional benefits (GEM and the Annual Step Death Benefit) while the second table does not reflect the fees for any optional benefits. The Statement of Additional Information contains two additional accumulation unit value tables: one reflecting the fees for GEM and one reflecting the fees for the Annual Step Death Benefit. The Statement of Additional Information is available upon request by calling the following toll free number: (800) 344-1029.

          TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                   INVESTING IN SERIES I AND SERIES II SHARES
                        (REFLECTING ALL OPTIONAL RIDERS)

--------------------------------------------------------------------------------------------------------------------------------
                                                     SERIES I SHARES                              SERIES II SHARES

                                    UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
         SUB ACCOUNT                START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
              2001                    $ 12.500000    $10.467736        2,518.180            N/A            N/A             N/A
              2002                      10.467736      6.449292       19,197.803     $12.500000     $11.348273       7,758.589
PACIFIC RIM EMERGING MARKETS TRUST
              2001                    $ 12.500000    $11.814713          911.676            N/A            N/A             N/A
              2002                      11.814713     10.138893       18,651.199     $12.500000     $ 9.896593       7,228.682
TELECOMMUNICATIONS TRUST
              2001                    $ 12.500000    $10.373561        8,733.771            N/A            N/A             N/A
              2002                      10.373561      5.326231       26,256.769     $12.500000     $ 9.927603      16,874.395
SCIENCE & TECHNOLOGY TRUST
              2001                    $ 12.500000    $10.304778       55,036.252            N/A            N/A             N/A
              2002                      10.304778      5.988905      150,919.759     $12.500000     $ 9.280436      52,918.156
INTERNATIONAL SMALL CAP TRUST
              2001                    $ 12.500000    $11.677685       11,320.897            N/A            N/A             N/A
              2002                      11.677685      9.541288       49,056.938     $12.500000     $ 9.856697      46,421.246
HEALTH SCIENCES TRUST
              2001                    $ 12.500000    $13.180193       46,697.059            N/A            N/A             N/A
              2002                      13.180193      9.409123      176,335.019     $12.500000     $10.602331      58,652.624
AGGRESSIVE GROWTH TRUST
              2001                    $ 12.500000    $11.122368       29,591.746            N/A            N/A             N/A
              2002                      11.122368      8.188562      108,717.182     $12.500000     $ 9.541075      64,296.773
Emerging Small Company Trust
              2001                    $ 12.500000    $12.108565       25,841.194            N/A            N/A             N/A
              2002                      12.108565      8.410923      110,427.801     $12.500000     $ 9.528294      57,057.553
SMALL COMPANY BLEND TRUST
              2001                    $ 12.500000    $12.168505       22,151.676            N/A            N/A             N/A
              2002                      12.168505      8.888032      199,977.276     $12.500000     $ 9.059320      53,390.608
Small Cap Index Trust
              2001                    $ 12.500000    $12.422319        7,324.370            N/A            N/A             N/A
              2002                      12.422319      9.570860       94,702.430     $12.500000     $ 9.475320      57,304.102
DYNAMIC GROWTH TRUST
              2001                    $ 12.500000    $10.752178       24,816.974            N/A            N/A             N/A
              2002                      10.752178      7.557425       46,339.996     $12.500000     $10.093444      13,215.838
MID CAP GROWTH TRUST
              2001                    $ 12.500000    $11.300304       15,487.209            N/A            N/A             N/A
              2002                      11.300304      7.719689      128,524.403     $12.500000     $ 9.667184      22,340.606
MID CAP OPPORTUNITIES TRUST
              2001                    $ 12.500000    $11.652957       11,529.009            N/A            N/A             N/A
              2002                      11.652957      7.978348       40,839.758     $12.500000     $ 9.395845      26,338.260
MID CAP STOCK TRUST
              2001                    $ 12.500000    $12.482364       53,821.729            N/A            N/A             N/A
              2002                      12.482364      9.483712      195,458.910     $12.500000     $10.087730      76,386.549
ALL CAP GROWTH TRUST
              2001                    $ 12.500000    $11.643403       27,423.021            N/A            N/A             N/A
              2002                      11.643403      8.635618       93,012.209     $12.500000     $10.005411      90,487.664
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                        SERIES I SHARES                             SERIES II SHARES

                                      UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
          SUB ACCOUNT                 START OF YEAR   END OF YEAR    AT END OF YEAR  START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES TRUST
                2001                    $12.500000     $11.805755       30,899.451           N/A              N/A             N/A
                2002                     11.805755       9.511759      147,104.455    $12.500000       $10.218222      54,272.620
OVERSEAS TRUST
                2001                    $12.500000     $11.377732        6,458.726           N/A              N/A             N/A
                2002                     11.377732       8.769721       50,642.189    $12.500000       $ 9.629170      19,626.544
INTERNATIONAL INDEX TRUST
                2001                    $12.500000     $11.420756        5,675.303           N/A              N/A             N/A
                2002                     11.420756       9.283906       39,773.907    $12.500000       $10.128769      28,064.997
INTERNATIONAL STOCK TRUST
                2001                    $12.500000     $11.625360       27,817.536           N/A              N/A             N/A
                2002                     11.625360       8.932575       81,324.679    $12.500000       $ 9.662625      70,786.367
INTERNATIONAL VALUE TRUST
                2001                    $12.500000     $11.958679       12,423.721           N/A              N/A             N/A
                2002                     11.958679       9.640492       97,257.788    $12.500000       $ 9.761622      97,871.231
CAPITAL APPRECIATION TRUST
                2001                    $12.500000     $11.858037       20,129.450           N/A              N/A             N/A
                2002                     11.858037       8.072512      103,156.504    $12.500000       $ 9.535141      65,451.593
STRATEGIC OPPORTUNITIES TRUST
                2001                    $12.500000     $10,885446       22,580.085           N/A              N/A             N/A
                2002                     10.885446       6.539831       92,531.481    $12.500000       $ 8.187087      30,273.225
QUANTITATIVE MID CAP TRUST
                2001                    $12.500000     $11.047303          638.579           N/A              N/A             N/A
                2002                     11.047303       8.384271       20,553.640    $12.500000       $ 9.849650       4,978.169
MID CAP INDEX TRUST
                2001                    $12.500000     $12,306843       16,545.865           N/A              N/A             N/A
                2002                     12.306843      10.243985      111,154.285    $12.500000       $ 9.980766      59,448.259
GLOBAL EQUITY TRUST
                2001                    $12.500000     $11.353229       14,279.469           N/A              N/A             N/A
                2002                     11.353229       9.010705       93,037.633    $12.500000       $10.306231      25,931.013
STRATEGIC GROWTH TRUST
                2001                    $12.500000     $11.781186       67,666.932           N/A              N/A             N/A
                2002                     11.781186       8.317788      132,024.783    $12.500000       $10.352231     127,270.138
ALL CAP CORE TRUST (FORMERLY GROWTH)
                2001                    $12.500000     $11.696894        3,147.844           N/A              N/A             N/A
                2002                     11.696894       8.580476       24,767.032    $12.500000       $10.506249       8,463.859
LARGE CAP GROWTH TRUST
                2001                    $12.500000     $11.430412       40,103.122           N/A              N/A             N/A
                2002                     11.430412       8.654260      370,673.400    $12.500000       $10.081330      90,514.083
ALL CAP VALUE TRUST
                2001                    $12.500000     $12.542764       12,060.919           N/A              N/A             N/A
                2002                     12.542764       8.880934       53,532.640    $12.500000       $ 9.644122      26,379.756
CAPITAL OPPORTUNITIES TRUST
                2001                    $12.500000     $11.558615       22,359.044           N/A              N/A             N/A
                2002                     11.558615       8.256374       97,379.681    $12.500000       $ 9.794058      16,945.269
TOTAL STOCK MARKET INDEX TRUST
                2001                    $12.500000     $11.836381        4,897.423           N/A              N/A             N/A
                2002                     11.836381       9.140988       51,456.356    $12.500000       $10.194035      26,236.678
QUANTITATIVE EQUITY TRUST
                2001                    $12.500000     $11.196875       34,079.842           N/A              N/A             N/A
                2002                     11.196875       7.933806       39,207.972    $12.500000       $10.058431       4,789.612
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 SERIES I SHARES                                    SERIES II SHARES

                              UNIT VALUE AT    UNIT VALUE AT    NUMBER OF UNITS    UNIT VALUE AT    UNIT VALUE AT    NUMBER OF UNITS
          SUB ACCOUNT         START OF YEAR     END OF YEAR      AT END OF YEAR    START OF YEAR     END OF YEAR     AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
                2001            $12.500000     $12.133063           69,505.141             N/A              N/A                N/A
                2002             12.133063       9.016527          210,870.697      $12.500000       $10.196295        104,191.667
UTILITIES TRUST
                2001            $12.500000     $10.605146           15,856.092             N/A              N/A                N/A
                2002             10.605146       7.955341           32,617.234      $12.500000       $10.851911         14,271.541
REAL ESTATE SECURITIES TRUST
                2001            $12.500000     $12.393335           25,944.496             N/A              N/A                N/A
                2002             12.393335      12.474170           82,309.570      $12.500000       $11.806602         91,989.485
SMALL COMPANY VALUE TRUST
                2001            $12.500000     $12.602235           63,197.135             N/A              N/A                N/A
                2002             12.602235      11.631943          233,287.902      $12.500000       $10.197768        159,690.802
MID CAP VALUE TRUST
                2001            $12.500000     $12.975798           63,705.835             N/A              N/A                N/A
                2002             12.975798      11.444511          264,963.506      $12.500000       $10.819828        274,196.209
VALUE TRUST
                2001            $12.500000     $11.944310           90,952.906             N/A              N/A                N/A
                2002             11.944310       9.046893          160,771.042      $12.500000        $9.484479         21,726.044
500 INDEX TRUST
                2001            $12.500000     $11.763930           75,325.302             N/A              N/A                N/A
                2002             11.763930       8.942069          188,858.955      $12.500000       $10.199530        195,952.515
TACTICAL ALLOCATION TRUST
                2001            $12.500000     $11.709378           11,122.979             N/A              N/A                N/A
                2002             11.709378       8.822564          135,424.545      $12.500000       $10.126955         20,731.332
FUNDAMENTAL VALUE TRUST
                2001            $12.500000     $12.061966          116,041.830             N/A              N/A                N/A
                2002             12.061966       9.916901          361,506.330      $12.500000       $10.536441        157,547.681
GROWTH & INCOME TRUST
                2001            $12.500000     $11.903453          130,404.261             N/A              N/A                N/A
                2002             11.903453       8.837200          428,051.369      $12.500000       $10.280506        114,115.056
U. S. LARGE CAP VALUE TRUST
                2001            $12.500000     $12.066364           43,255.584             N/A              N/A                N/A
                2002             12.066364       8.857296          208,756.082      $12.500000        $9.890208        155,489.307
EQUITY-INCOME TRUST
                2001            $12.500000     $12.136595           72,762.816             N/A              N/A                N/A
                2002             12.136595      10.326336          469,144.552      $12.500000       $10.395821        254,247.822
INCOME & VALUE TRUST
                2001            $12.500000     $12.280120           47,903.663             N/A              N/A                N/A
                2002             12.280120      10.129331          157,833.463      $12.500000       $10.820604         57,010.229
BALANCED TRUST
                2001            $12.500000     $11.851529            8,765.756             N/A              N/A                N/A
                2002             11.851529       9.958270           45,130.994      $12.500000       $11.249601          8,080.095
HIGH YIELD TRUST
                2001            $12.500000     $11.977070           23,587.291             N/A              N/A                N/A
                2002             11.977070      10.943828          152,817.565      $12.500000       $11.687584         39,406.985
STRATEGIC BOND TRUST
                2001            $12.500000     $12.636812            7,332.003             N/A              N/A                N/A
                2002             12.636812      13.509914           64,005.360      $12.500000       $13.007548         52,116.882
GLOBAL BOND TRUST
                2001            $12.500000     $12.655085            4,687.896             N/A              N/A                N/A
                2002             12.655085      14.915657           43,686.609      $12.500000       $14.277221         51,802.235
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        SERIES I SHARES                             SERIES II SHARES

                                   UNIT VALUE AT   UNIT VALUE AT   NUMBER OF UNITS   UNIT VALUE AT   UNIT VALUE AT   NUMBER OF UNITS
         SUB ACCOUNT               START OF YEAR    END OF YEAR    AT END OF YEAR    START OF YEAR    END OF YEAR    AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
                      2001          $12.500000       $12.779035      194,520.984             N/A             N/A               N/A
                      2002           12.779035        13.731734      588,468.831      $12.500000      $13.300010       396,702.029
INVESTMENT QUALITY BOND TRUST
                      2001          $12.500000       $12.539051       70,364.646             N/A             N/A               N/A
                      2002           12.539051        13.525539      223,040.714      $12.500000      $13.311657        78,495.368
DIVERSIFIED BOND TRUST
                      2001          $12.500000       $12.664622       34,145.893             N/A             N/A               N/A
                      2002           12.664622        13.371638       78,504.029      $12.500000      $13.160436        70,827.443
U. S. GOVERNMENT SECURITIES TRUST
                      2001          $12.500000       $12.678773       78,306.835             N/A             N/A               N/A
                      2002           12.678773        13.434646      487,624.900      $12.500000      $13.086765       245,704.558
MONEY MARKET TRUST
                      2001          $12.500000       $12.523480      551,853.171             N/A             N/A               N/A
                      2002           12.523480        12.432238      863,062.272      $12.500000      $12.423303       363,598.921
LIFESTYLE AGGRESSIVE 1000 TRUST
                      2001          $12.500000       $11.840156       19,005.030             N/A             N/A               N/A
                      2002           11.840156         9.211296      120,911.149      $12.500000       $9.992622        99,657.300
LIFESTYLE GROWTH 820 TRUST
                      2001          $12.500000       $12.058318      148,068.594             N/A             N/A               N/A
                      2002           12.058318         9.956305      823,237.917      $12.500000      $10.652927       631,146.288
LIFESTYLE BALANCED 640 TRUST
                      2001          $12.500000       $12.195023      245,747.738             N/A             N/A               N/A
                      2002           12.195023        10.774795    1,136,156.134      $12.500000      $11.318976       640,909.959
LIFESTYLE MODERATE 460 TRUST
                      2001          $12.500000       $12.311897      159,769.825             N/A             N/A               N/A
                      2002           12.311897        11.592190      500,928.715      $12.500000      $11.873154       279,254.178
LIFESTYLE CONSERVATIVE 280 TRUST
                      2001          $12.500000       $12.503081       71,318.142             N/A             N/A               N/A
                      2002           12.503081        12.478970      138,478.543      $12.500000      $12.455071       221,759.583
------------------------------------------------------------------------------------------------------------------------------------

Units under this series of contracts were first credited under the subaccounts on August 1, 2001.

          TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                   INVESTING IN SERIES I AND SERIES II SHARES
                         (REFLECTING NO OPTIONAL RIDERS)

------------------------------------------------------------------------------------------------------------------------------------
                                                    SERIES I SHARES                                 SERIES II SHARES

                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS   UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS
         SUB ACCOUNT                 START OF YEAR    END OF YEAR   AT END OF YEAR    START OF YEAR    END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                      2001             $ 4.398291     $ 3.687062      126,310.354             N/A             N/A              N/A
                      2002               3.687062       2.277340      605,161.300      $12.500000      $ 7.710225      153,389.635
PACIFIC RIM EMERGING MARKETS TRUST
                      2001             $ 7.724535     $ 7.308701       61,077.769             N/A             N/A              N/A
                      2002               7.308701       6.287752      108,733.354      $12.500000      $10.687117       88,948.826
TELECOMMUNICATIONS TRUST
                      2001             $ 9.439933     $ 7.842239       88,124.423             N/A             N/A              N/A
                      2002               7.842239       4.036658      182,565.100      $12.500000      $ 6.822616       26,423.915
SCIENCE & TECHNOLOGY TRUST
                      2001             $17.102616     $14.113845       57,406.280             N/A             N/A              N/A
                      2002              14.113845       8.223253      179,856.664      $12.500000      $ 7.368796      184,060.096
INTERNATIONAL SMALL CAP TRUST
                      2001             $13.491042     $12.616712       13,082.891             N/A             N/A              N/A
                      2002              12.616712      10.334358       57,816.133      $12.500000      $10.206568      137,845.902
HEALTH SCIENCES TRUST
                      2001             $12.686480     $13.390760      207,902.854             N/A             N/A              N/A
                      2002              13.390760       9.583435      543,041.536      $12.500000      $ 9.534743      299,586.593
AGGRESSIVE GROWTH TRUST
                      2001             $13.666317     $12.172856       95,318.876             N/A             N/A              N/A
                      2002              12.172856       8.984433      289,210.814      $12.500000      $ 9.474119      184,567.363
Emerging Small Company Trust
                      2001             $18.135234     $17.585667       45,391.269             N/A             N/A              N/A
                      2002              17.585667      12.246107      187,231.289      $12.500000      $ 9.058585      174,848.981
SMALL COMPANY BLEND TRUST
                      2001             $12.373684     $12.058116       58,747.321             N/A             N/A              N/A
                      2002              12.058116       8.829509      322,039.992      $12.500000      $ 9.393008      265,583.772
Small Cap Index Trust
                      2001             $11.617444     $11.557294       14,176.466             N/A             N/A              N/A
                      2002              11.557294       8.926733      121,096.324      $12.500000      $ 9.810708      124,483.690
DYNAMIC GROWTH TRUST
                      2001             $ 5.387784     $ 4.639280      114,861.996             N/A             N/A              N/A
                      2002               4.639280       3.269019      289,493.915      $12.500000      $ 9.578097       87,128.122
MID CAP GROWTH TRUST
                      2001             $11.441598     $10.354292       55,703.535             N/A             N/A              N/A
                      2002              10.354292       7.091174      186,179.927      $12.500000      $ 8.634016      111,874.238
MID CAP OPPORTUNITIES TRUST
                      2001             $11.222526     $10.472982       43,503.289             N/A             N/A              N/A
                      2002              10.472982       7.188459      116,850.590      $12.500000      $ 8.907082       86,027.249
MID CAP STOCK TRUST
                      2001             $10.309666     $10.305876       81,843.960             N/A             N/A              N/A
                      2002              10.305876       7.849726      349,686.099      $12.500000      $ 9.595389      270,179.034
ALL CAP GROWTH TRUST
                      2001             $18.947887     $17.667879       35,124.181             N/A             N/A              N/A
                      2002              17.667879      13.136686      151,489.611      $12.500000      $ 9.451441      124,053.398
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                                SERIES II SHARES

                                       UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
         SUB ACCOUNT                   START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES TRUST
                      2001               $12.168680     $11.504833       79,463.126             N/A           N/A              N/A
                      2002                11.504833       9.292550      329,586.900      $12.500000    $10.347728      239,270.308
OVERSEAS TRUST
                      2001               $11.426697     $10.444462       36,513.966             N/A           N/A              N/A
                      2002                10.444462       8.070566      165,873.643      $12.500000    $10.010302      184,065.656
INTERNATIONAL INDEX TRUST
                      2001               $ 9.302454      $8.508168       17,112.991             N/A           N/A              N/A
                      2002                 8.508168       6.933612       92,126.111      $12.500000    $10.614836       79,596.898
INTERNATIONAL STOCK TRUST
                      2001               $12.381650     $11.527320       35,652.661             N/A           N/A              N/A
                      2002                11.527320       8.879457      131,347.862      $12.500000    $ 9.962987      176,919.978
INTERNATIONAL VALUE TRUST
                      2001               $10.922053     $10.459987       61,579.537             N/A           N/A              N/A
                      2002                10.459987       8.453467      345,356.111      $12.500000    $10.320663      396,765.939
CAPITAL APPRECIATION TRUST
                      2001               $ 9.244907     $ 8.779269       80,024.118             N/A           N/A              N/A
                      2002                 8.779269       5.991604      366,978.560      $12.500000    $ 8.742892      202,403.217
STRATEGIC OPPORTUNITIES TRUST
                      2001               $25.419932     $22.159728       14,316.307             N/A           N/A              N/A
                      2002                22.159728      13.346692      104,292.471      $12.500000    $ 7.956590      118,519.117
QUANTITATIVE MID CAP TRUST
                      2001               $11.401862     $10.087326        6,044.057             N/A           N/A              N/A
                      2002                10.087326       7.674908       50,377.520      $12.500000    $ 9.700786       22,132.899
MID CAP INDEX TRUST
                      2001               $12.993067     $12.805647       28,982.939             N/A           N/A              N/A
                      2002                12.805647      10.685918      161,360.656      $12.500000    $10.446948      153,193.375
GLOBAL EQUITY TRUST
                      2001               $19.106477     $17.371743       68,229.936             N/A           N/A              N/A
                      2002                17.371743      13.821990      153,924.301      $12.500000    $10.177657      109,336.393
STRATEGIC GROWTH TRUST
                      2001               $11.551216     $10.898344       93,971.217             N/A           N/A              N/A
                      2002                10.898344       7.713797      337,579.406      $12.500000    $ 9.270921      193,975.945
ALL CAP CORE TRUST (FORMERLY GROWTH)
                      2001               $16.427957     $15.388542       11,150.029             N/A           N/A              N/A
                      2002                15.388542      11.316875       75,128.255      $12.500000    $ 9.392813      102,575.326
LARGE CAP GROWTH TRUST
                      2001               $17.425259     $15.950869      109,977.482             N/A           N/A              N/A
                      2002                15.950869      12.107110      420,217.412      $12.500000    $ 9.564734      437,895.032
ALL CAP VALUE TRUST
                      2001               $12.417664     $12.473142      139,768.783             N/A           N/A              N/A
                      2002                12.473142       8.853798      276,455.723      $12.500000    $ 8.867339       81,178.617
CAPITAL OPPORTUNITIES TRUST
                      2001               $11.431718     $10.581831       43,972.001             N/A           N/A              N/A
                      2002                10.581831       7.577610      222,002.991      $12.500000    $ 9.325864       83,924.649
TOTAL STOCK MARKET INDEX TRUST
                      2001               $10.225008     $ 9.692272       42,923.906             N/A           N/A              N/A
                      2002                 9.692272       7.503914      135,388.270      $12.500000    $ 9.804582      122,799.745
QUANTITATIVE EQUITY TRUST
                      2001               $21.228782     $19.035553       18,287.041             N/A           N/A              N/A
                      2002                19.035553      13.521912       58,109.505      $12.500000    $ 9.100413       73,574.932
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  SERIES I SHARES                                   SERIES II SHARES

                                   UNIT VALUE AT   UNIT VALUE AT   NUMBER OF UNITS   UNIT VALUE AT   UNIT VALUE AT   NUMBER OF UNITS
         SUB ACCOUNT               START OF YEAR    END OF YEAR    AT END OF YEAR    START OF YEAR    END OF YEAR    AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
                      2001           $21.924352     $21.302974         169,380.605            N/A            N/A               N/A
                      2002            21.302974      15.870738         400,733.668     $12.500000     $ 9.527205       467,565.893
UTILITIES TRUST
                      2001           $10.884020      $9.243770          76,161.491            N/A            N/A               N/A
                      2002             9.243770       6.951501         264,825.818     $12.500000     $10.012642       136,523.632
REAL ESTATE SECURITIES TRUST
                      2001           $14.018669     $13.913544          39,205.326            N/A            N/A               N/A
                      2002            13.913544      14.039348         266,267.906     $12.500000     $12.702902       371,522.323
SMALL COMPANY VALUE TRUST
                      2001           $12.807534     $12.925755         137,792.937            N/A            N/A               N/A
                      2002            12.925755      11.960450         634,846.948     $12.500000     $11.505543       614,079.709
MID CAP VALUE TRUST
                      2001           $12.457482     $12.945151         151,680.571            N/A            N/A               N/A
                      2002            12.945151      11.446104         725,240.548     $12.500000     $11.425215       691,651.822
VALUE TRUST
                      2001           $18.090233     $17.304087          76,143.609            N/A            N/A               N/A
                      2002            17.304087      13.139390         265,248.913     $12.500000     $ 9.618617       135,127.924
500 INDEX TRUST
                      2001           $10.229968     $ 9.637624         193,218.857            N/A            N/A               N/A
                      2002             9.637624       7.344179         825,987.453     $12.500000     $ 9.652858       448,996.215
TACTICAL ALLOCATION TRUST
                      2001           $10.874536     $10.197351          40,850.960            N/A            N/A               N/A
                      2002            10.197351       7.702576         137,151.544     $12.500000     $ 9.575126        49,036.272
FUNDAMENTAL VALUE TRUST
                      2001           $12.009357     $11.600607         489,147.007            N/A            N/A               N/A
                      2002            11.600607       9.561490       1,126,983.452     $12.500000     $10.633144       515,914.835
GROWTH & INCOME TRUST
                      2001           $25.479871     $24.289203         192,389.390            N/A            N/A               N/A
                      2002            24.289203      18.077695         534,526.469     $12.500000     $ 9.525105       453,623.786
U. S. LARGE CAP VALUE TRUST
                      2001           $12.736799     $12.307781         118,593.926            N/A            N/A               N/A
                      2002            12.307781       9.057170         642,670.366     $12.500000     $ 9.419481       642,991.632
EQUITY-INCOME TRUST
                      2001           $24.095313     $23.419227         133,370.391            N/A            N/A               N/A
                      2002            23.419227      19.976038         535,366.071     $12.500000     $10.702893       789,635.754
INCOME & VALUE TRUST
                      2001           $18.751187     $18.440571          79,229.062            N/A            N/A               N/A
                      2002            18.440571      15.248938         315,039.808     $12.500000     $10.461390       299,598.324
BALANCED TRUST
                      2001           $13.150232     $12.481031          16,438.623            N/A            N/A               N/A
                      2002            12.481031      10.513481         123,455.126     $12.500000     $10.643258        91,254.242
HIGH YIELD TRUST
                      2001           $12.916224     $12.388789         177,552.789            N/A            N/A               N/A
                      2002            12.388789      11.348366         426,440.495     $12.500000     $11.370655       284,891.290
STRATEGIC BOND TRUST
                      2001           $15.620942     $15.808358          23,733.580            N/A            N/A               N/A
                      2002            15.808358      16.942885         118,693.316     $12.500000     $13.217126       199,340.548
GLOBAL BOND TRUST
                      2001           $13.270310     $13.448939           8,068.138            N/A            N/A               N/A
                      2002            13.448939      15.890969         122,885.673     $12.500000     $14.946973       266,414.162
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  SERIES I SHARES                                   SERIES II SHARES

                                   UNIT VALUE AT   UNIT VALUE AT   NUMBER OF UNITS   UNIT VALUE AT   UNIT VALUE AT   NUMBER OF UNITS
         SUB ACCOUNT               START OF YEAR    END OF YEAR    AT END OF YEAR    START OF YEAR    END OF YEAR    AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
                      2001           $13.891202     $14.216074         309,021.984            N/A            N/A                 N/A
                      2002            14.216074      15.314133       1,445,513.068     $12.500000     $13.348694       1,428,781.482
INVESTMENT QUALITY BOND TRUST
                      2001           $14.535467     $14.596065          79,417.063            N/A            N/A                 N/A
                      2002            14.596065      15.783782         241,676.390     $12.500000     $13.410129         287,878.371
DIVERSIFIED BOND TRUST
                      2001           $16.372279     $16.605167          40,385.671            N/A            N/A                 N/A
                      2002            16.605167      17.576042         225,423.415     $12.500000     $13.186201         252,849.920
U. S. GOVERNMENT SECURITIES TRUST
                      2001           $14.425548     $14.647092         121,533.504            N/A            N/A                 N/A
                      2002            14.647092      15.559146         516,014.932     $12.500000     $13.228371         706,238.883
MONEY MARKET TRUST
                      2001           $12.858220     $12.895798         651,916.849            N/A            N/A                 N/A
                      2002            12.895798      12.833898       1,453,976.778     $12.500000     $12.420152       1,435,812.933
LIFESTYLE AGGRESSIVE 1000 TRUST
                      2001           $13.252014     $12.565579          25,184.150            N/A            N/A                 N/A
                      2002            12.565579       9.800163         190,226.739     $12.500000     $ 9.993367         174,965.867
LIFESTYLE GROWTH 820 TRUST
                      2001           $14.824612     $14.315720         286,359.237            N/A            N/A                 N/A
                      2002            14.315720      11.849829       1,181,523.682     $12.500000     $10.537942       1,221,068.871
LIFESTYLE BALANCED 640 TRUST
                      2001           $15.606986     $15.242085         306,069.625            N/A            N/A                 N/A
                      2002            15.242085      13.500740       1,494,115.199     $12.500000     $11.180582       1,901,754.601
LIFESTYLE MODERATE 460 TRUST
                      2001           $16.211643     $15.984331         115,444.875            N/A            N/A                 N/A
                      2002            15.984331      15.087623         557,523.473     $12.500000     $11.849812         898,122.024
LIFESTYLE CONSERVATIVE 280 TRUST
                      2001           $16.461465     $16.482670         132,142.713            N/A            N/A                 N/A
                      2002            16.482670      16.492074         450,477.375     $12.500000     $12.526309         439,049.132
------------------------------------------------------------------------------------------------------------------------------------

Units under this series of contracts were first credited under the subaccounts on August 1, 2001.

                                     PART A
                      Information Contained in a Prospectus
                                   Version II

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2003

FIXED ACCOUNT INVESTMENT OPTION

For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                          SUPPLEMENT DATED MAY 1, 2003

ML3 Fixed 5/2003

        ANNUITY SERVICE OFFICE                          MAILING ADDRESS
    500 Boylston Street, Suite 400                   Post Office Box 55066
   Boston, Massachusetts 02116-3739            Boston, Massachusetts 02205-8226
   (617) 663-3000 or (800) 493-8075                   www.manulifeusa.com

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

     This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT."

         Contract values and annuity benefit payments are based upon forty-three investment options. Forty-one options are variable and two are fixed.

         Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company U.S.A. Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         Each sub-account's assets are invested in shares of a corresponding Portfolio. We will provide the contract owner ("YOU") with prospectuses for the Trust with this prospectuses for each of these Portfolios with this Prospectus.

         SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 493-8075.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..................................................................................   3
PERFORMANCE DATA.............. ..................................................................................   3
ACCUMULATION UNIT VALUES.........................................................................................   18
SERVICES
     Independent Auditors........................................................................................   24
     Servicing Agent.............................................................................................   24
     Principal Underwriter.......................................................................................   24
APPENDIX A - PERFORMANCE DATA TABLES.............................................................................   A-1
     - MIT, Merrill and American Insurance Fund Portfolios.......................................................   A-2
     - Scudder Portfolios........................................................................................   A-14
APPENDIX B- ACCUMULATION UNIT VALUE TABLES.......................................................................   B-1
     - MIT Portfolios............................................................................................   B-2
     - Merrill Portfolios........................................................................................   B-10
     - Scudder Portfolios........................................................................................   B-11
APPENDIX C - AUDITED FINANCIAL STATEMENTS........................................................................   C-1


        The date of this Prospectus May 1, 2003, as amended May 5, 2003

                                TABLE OF CONTENTS


SUMMARY......................................................................    4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE PORTFOLIOS...........   11
     The Manufacturers Life Insurance Company (U.S.A)........................   11
     The Variable Account....................................................   12
     The Portfolios..........................................................   12
DESCRIPTION OF THE CONTRACT..................................................   16
   ELIGIBLE GROUPS...........................................................   16
   ACCUMULATION PERIOD PROVISIONS............................................   16
     Purchase Payments.......................................................   16
     Accumulation Units......................................................   17
     Value of Accumulation Units.............................................   17
     Net Investment Factor...................................................   17
     Transfers Among Investment Options......................................   18
     Maximum Number of Investment Options....................................   18
     Telephone Transactions..................................................   18
     Special Transfer Services - Dollar Cost Averaging.......................   18
     Asset Rebalancing Program...............................................   19
     Withdrawals.............................................................   19
     Special Withdrawal Services - The Income Plan...........................   20
     Death Benefit During Accumulation Period................................   20
     Amount of Death Benefit.................................................   21
     Payment of Death Benefit................................................   21
   PAY-OUT PERIOD PROVISIONS.................................................   22
     General.................................................................   22
     Annuity Options.........................................................   22
     Determination of Amount of the First Variable Annuity Payment...........   23
     Annuity Units and the Determination of
     Subsequent Variable Annuity Payments....................................   24
     Transfers During Pay-out Period.........................................   24
     Death Benefit During Pay-out Period.....................................   24
   OTHER CONTRACT PROVISIONS.................................................   25
     Ten Day Right to Review.................................................   25
     Ownership...............................................................   25
     Annuitant ..............................................................   25
     Beneficiary.............................................................   26
     Modification............................................................   26
     Our Approval............................................................   26
     Discontinuance of New Owners............................................   26
     Misstatement and Proof of Age, Sex or Survival..........................   26
   FIXED ACCOUNT INVESTMENT OPTION...........................................   26
   OPTIONAL BENEFITS.........................................................   28
     Annual Step-Up Death Benefit Rider......................................   28
     Guaranteed Retirement Income Benefit III................................   28
     Enhanced Earnings Death Benefit Rider...................................   32
CHARGES AND DEDUCTIONS.......................................................   33
     Withdrawal Charges......................................................   33
     Reduction or Elimination of Withdrawal Charge...........................   34
     Administration Fee......................................................   34
     Distribution Fee........................................................   34
     Mortality and Expense Risks Charge......................................   35
     Taxes...................................................................   35
     Expenses of Distributing the Contract...................................   35
FEDERAL TAX MATTERS .........................................................   36
   INTRODUCTION..............................................................   36
   OUR TAX STATUS............................................................   36
   TAXATION OF ANNUITIES IN GENERAL..........................................   36
     Tax Deferral During Accumulation Period.................................   36
     Taxation of Partial and Full Withdrawals................................   38
     Taxation of Annuity Benefit Payments....................................   38
     Taxation of Death Benefit Proceeds......................................   39
     Penalty Tax on Premature Distributions..................................   39
     Aggregation of Contracts................................................   39
   QUALIFIED RETIREMENT PLANS................................................   40
     Direct Rollovers........................................................   41
     Loans...................................................................   41
FEDERAL INCOME TAX WITHHOLDING...............................................   42
GENERAL MATTERS..............................................................   42
     Performance Data........................................................   42
     Asset Allocation and Timing Services....................................   43
     Restrictions Under the Texas Optional
       Retirement Program....................................................   43
     Distribution of Contracts...............................................   43
     Contract Owner Inquiries................................................   43
     Confirmation Statements.................................................   43
     Legal Proceedings.......................................................   44
     Voting Interest.........................................................   44
     Reinsurance Arrangements................................................   44
APPENDIX A: SPECIAL TERMS....................................................   A-1
APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE.....................   B-1
APPENDIX C: STATE PREMIUM TAXES..............................................   C-1
APPENDIX D: QUALIFIED PLAN TYPES.............................................   D-1
APPENDIX E: PRODUCT FEATURES AVAILABLE ON OLDER CONTRACTS....................   E-1
APPENDIX U: Tables of Accumulation Unit Values...............................   U-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-one Variable Account investment options are offered through this prospectus. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each portfolio is in the fund prospectuses accompanying this prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on any allocation to the fixed account option.

                  Fixed. There are two fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option (except as noted above) without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS


         Annual Step-Up Death Benefit Rider. You may elect the optional Annual Step-Up Death Benefit Rider at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. The Annual Step-Up Death Benefit Rider may not be elected in conjunction with the Combination Death Benefit. An additional fee of 0.20% is imposed for this death benefit. See Appendix E for contracts issued prior to May 5, 2003. Election of the Annual Step-Up Death Benefit Rider is irrevocable. The amount of the death benefit for the Annual Step-Up Death Benefit Rider is the greater of:


                  a)       the death benefit described above; or

                  b)       the Annual Step-Up Death Benefit.

         The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step-Up Death Benefit Rider but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step-Up Death Benefit Rider, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP-UP DEATH BENEFIT RIDER SHOULD NOT BE ELECTED.

THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


Guaranteed Retirement Income Benefit III. The Guaranteed Retirement Income Benefit III ("GRIB III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB III rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIB III. If GRIB III is exercised and the annuity payments available under the contract are greater than the monthly payment provided by GRIB III, we will pay the monthly annuity payment available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIB III is available for new applications received on or after May 5, 2003, subject to state approval. GRIB III is not available in all states. For more information on GRIB III, please refer to the Optional Benefits Section of the prospectus.



         Guaranteed Retirement Income Benefit II ("GRIB II") is available for new applications in states where GRIB III is not yet available. Please see Appendix E for a description of GRIB II. For information on Guaranteed Retirement Income Benefits on contracts issued prior to the date of this prospectus, please refer to Appendix E.


         Enhanced Earnings Death Benefit Rider. The Enhanced Earnings Death Benefit Rider ("EER") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER subject to a maximum amount. EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. EER is not available in all states.

         The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For EER we impose an annual fee of 0.20% of the average account value. EER is not available in all states, and may not be elected in conjunction with the Combination Death Benefit.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement benefits.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fee, mortality and expense risks charges, free withdrawal percentage and the annuity purchase rates as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Portfolio Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectuses of the Portfolio.

CONTRACT OWNER TRANSACTION EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Deferred sales load (as percentage of purchase payments):

  NUMBER OF COMPLETE YEARS                             WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT                              PERCENTAGE
              0                                               6%
              1                                               5%
              2                                               4%
              3+                                              0%

ANNUAL CONTRACT FEE  ..................................................    None

TRANSFER FEE         ..................................................    None.

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES

The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Mortality and expense risks fee                                                             1.25%
Administration fee - asset based                                                            0.15%
Distribution fee                                                                            0.25%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT OPTIONAL RIDERS)                            1.65%

Optional Annual Step-Up Death Benefit Rider fee                                             0.20% (1)
Optional EER fee                                                                            0.20%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                      2.05%
(WITH ANNUAL STEP-UP AND EER OPTIONAL DEATH BENEFITS REFLECTED)

Optional GRIB II Fee (as a percentage of the GRIB II Income Base)                           0.45% (2)
Optional GRIB III Fee (as a percentage of the GRIB III Income Base)                         0.50% (3)


(1) See Appendix E for contracts issued prior to May 5, 2003



(2) If GRIB III is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME BENEFIT III"). GRIB III is not available for applications received prior to May 5, 2003. GRIB II is available for new applications in states where GRIB III is not yet available. The GRIB II fee is 0.45% of the Income Base. (see "GUARANTEED RETIREMENT INCOME BENEFIT II" in Appendix E.)


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Portfolio prospectuses.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES            MINIMUM    MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                   0.86%      3.11%

EXAMPLE

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


         The Example of Expenses below is shown with the Annual Step Death Benefit Fee, optional EER Fee and the optional GRIB III Fee reflected (a growth factor of 5% is assumed in calculating the GRIB III Fee).


If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000.00 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


-------------------------------------------------------------------------------------------------
                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses        $1,107    $ 2,058    $ 2,837    $  5,655
-------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses        $  899    $ 1,444    $ 1,810    $  3,818
-------------------------------------------------------------------------------------------------


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower. )


-------------------------------------------------------------------------------------------------
                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses        $  568    $ 1,704    $ 2,837    $  5,655
-------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses        $  347    $ 1,063    $ 1,810    $  3,818
-------------------------------------------------------------------------------------------------


         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS


THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)



================================================================================
We are an indirect subsidiary of mfc.
================================================================================


We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.) ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the portfolio(s) you select
================================================================================

         The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under contracts. The merger had no other effects on the terms and conditions of the contracts or on your allocations among investment options.

         The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.

         Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has forty-one sub-accounts that are offered through this prospectus. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE PORTFOLIOS

================================================================================
The Portfolios are mutual funds in which the Variable Account invests
================================================================================

         The Separate Account currently invests in the shares of the following open-end management investment companies:


              The Alger American Fund
              Credit Suisse Trust
              Dreyfus Investment Portfolios
              The Dreyfus Socially Responsible Growth Fund, Inc.
              INVESCO Variable Investment Funds, Inc.
              Scudder Variable Series I
              Scudder Variable Series II
              [Scudder VIT Funds Trust]


         The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

         The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

         The Portfolios are summarized below:

THE ALGER AMERICAN FUND (CLASS S SHARES)

         Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

         Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

CREDIT SUISSE TRUST

         Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.

         Credit Suisse Trust Global Post-Venture Capital Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

         Dreyfus I.P. MidCap Stock Portfolio seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

         Dreyfus Socially Responsible Growth Fund Inc. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the

Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

         INVESCO VIF-Utilities Fund Portfolio seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

SCUDDER VARIABLE SERIES I (CLASS B SHARES)

         Scudder 21st Century Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

         Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

         Scudder Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income.

         Scudder Health Sciences Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

         Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

SCUDDER VARIABLE SERIES II (CLASS B SHARES)

         Scudder Aggressive Growth Portfolio seeks capital appreciation through the use of aggressive investment techniques.

         Scudder Blue Chip Portfolio seeks growth of capital and income.

         Scudder Contrarian Value Portfolio seeks to achieve a high rate of total return.

         Scudder Global Blue Chip Portfolio seeks long-term capital growth.

         Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

         Scudder Growth Portfolio seeks maximum appreciation of capital.

         Scudder High Income Portfolio (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

         Scudder International Select Equity Portfolio seeks capital appreciation.


         Scudder Fixed Income Portfolio seeks high current income. Formerly known as the Scudder Investment Grade Bond Portfolio.



         Scudder Strategic Income Portfolio seeks high current return through investing mainly in Bonds issued by US and foreign corporations and governments.


         Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

         Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

         Scudder Technology Growth Portfolio seeks growth of capital.

         Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.

         SVS Davis Venture Value Portfolio seeks growth of capital.

         SVS Dreman Financial Services Portfolio seeks long-term capital appreciation.

         SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return.

         SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.

         SVS Eagle Focused Large Cap Growth Portfolio seeks growth through long-term capital appreciation.

         SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

         SVS Index 500 Portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

         SVS INVESCO Dynamic Growth Portfolio seeks long-term capital growth.

         SVS Janus Growth and Income Portfolio seeks long-term capital growth and current income.

         SVS Janus Growth Opportunities Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

         SVS MFS Strategic Value Portfolio seeks capital appreciation.

         SVS Oak Strategic Equity Portfolio seeks long-term capital growth.

         SVS Turner MidCap Growth Portfolio seeks capital appreciation.


SCUDDER VIT FUNDS TRUST



         Scudder Real Estate Securities Portfolio seeks long-term capital appreciation and current income by investing primarily in real estate securities.]


         The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses accompanying this Prospectus and Statements of Additional Information, available from us upon request.

           *"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.

ADVISERS AND MANAGERS

         Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

         Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

         The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

         INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

         Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *

We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the servies rendered or the cost savings resulting from the arrangement.

         A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio is contained in the prospectuses which we provided you along with this Prospectus. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

         If shares of a portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another portfolio of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

         The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

         An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to a 10% Internal Revenue Service ("IRS") penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued.

         The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

                      Where (a) is:

         - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, distribution fees and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.15% for administrative expenses, 0.25% for distribution fees and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options
================================================================================

         During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment option at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of the fixed investment option are not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privilege.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the DCA fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or the DCA fixed account investment option is exhausted. The DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program.

         Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges or tax liability as a result.
================================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "QUALIFIED PLAN TYPES").

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT.

         The death benefit payable under the contract will be the greater of:

                  (a)      the contract value, or

                  (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

                  (i) is equal to the Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

         If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
Annuity benefit payments may be paid in several ways
================================================================================

         Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity payments commence, the annuity option may not be changed and the form of settlement may not be changed.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.


FULL SURRENDERS DURING THE PAY-OUT PERIOD



         You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 5, 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD



         Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 5, 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.



         If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.



         If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining period certain.


DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS


         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from the fixed annuity option to a variable annuity option or from a variable annuity option to the fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract
================================================================================

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

         In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTION

================================================================================
The fixed account investment option
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

================================================================================
The fixed account investment option guarantees interest of at least 3%.
================================================================================

         INVESTMENT OPTIONS. There is a one year fixed account investment option available under the contract. The DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details). Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date, as permitted by applicable law. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

================================================================================
Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES"

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

         The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

ANNUAL STEP-UP DEATH BENEFIT RIDER

         You may elect the optional Annual Step-Up Death Benefit Rider for an additional charge of 0.20% of the value of the variable investment accounts if the optional benefit is available for sale in the state where the contract is sold. See Appendix E for contracts issued prior to May 5, 2003. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step-Up Death Benefit Rider is the greater of:


                  a)       the death benefit described above; or

                  b)       the Annual Step-Up Death Benefit.


         The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step-Up Death Benefit Rider but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step-Up Death Benefit Rider, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT RIDER MAY NOT BE ELECTED.


         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

                  (i) is equal to the optional Annual Step-Up Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step-Up Death Benefit Rider will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. For purposes of calculating the Optional Annual Step-Up Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step-Up Death Benefit. In determination of the optional Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

TERMINATION OF THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT RIDER

         The Optional Annual Step-Up Death Benefit Rider will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step-Up Death Benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step-Up Death Benefit Rider) as the new owner.

THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.




GUARANTEED RETIREMENT INCOME BENEFIT III.


         Applications received on or after May 5, 2003 may be issued with an optional Guaranteed Retirement Income Benefit III ("GRIB III") if you elect GRIB III and if GRIB III is available for sale in the state where the contract is sold. If the contract is issued with GRIB III in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIB III may only be made at issue, is irrevocable, and GRIB III may only be terminated as described below.



         Guaranteed Retirement Income Benefit II ("GRIB II") is available for new applications in states where GRIB III is not yet available. Please see Appendix E for a description of GRIB II. For information on Guaranteed Retirement Income Benefits on contracts issued prior to the date of this prospectus, please refer to Appendix E.



         GRIB III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIB III. If GRIB III is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIB III, we will pay the monthly annuity payments available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.


         Income Base The Income Base upon which the amount of GRIB III annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.


         If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next contract anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


         In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.

         The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

         An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In determining the Income Base:

         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB III.

         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

         THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB III MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

         EXERCISE OF GRIB III

         Conditions of Exercise. GRIB III may be exercised subject to the following conditions:

         1. GRIB III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIB III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIB III is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB III is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIB III.

         Hence, you should consider that since (a) GRIB III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB III is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB III fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB III because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB III after your required beginning date under a qualified plan, you should consider whether GRIB III is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         When you exercise GRIB III, actual income will be based on the greater of (i) your GRIB III Income Base at guaranteed annuity purchase rates (as stated in the GRIB III rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

         Illustrated below are the income amounts provided by GRIB III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. (This interest rate is for comparison purposes only and is not the rate offered by the Company.) "Guaranteed" is based on GRIB III Income Base applied to guaranteed annuity purchase rates (as stated in the GRIB III rider). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

----------------------------------------------------------------------------------------------------
      Contract                                                  Annual Income
   Anniversary at         Account                         ------------------------     Annual Income
Exercise of GRIB III       Value        Income Base       Current       Guaranteed       Provided
----------------------------------------------------------------------------------------------------
         10               $ 90,000      $   162,889       $ 8,651       $    9,676     $       9,676
----------------------------------------------------------------------------------------------------
         15               $105,000      $   207,893       $11,088       $   14,095     $      14,095
----------------------------------------------------------------------------------------------------
         20               $120,000      $   265,330       $13,824       $   20,059     $      20,059
----------------------------------------------------------------------------------------------------

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain

----------------------------------------------------------------------------------------------------
      Contract                                                  Annual Income
   Anniversary at         Account                         ------------------------     Annual Income
Exercise of GRIB III       Value        Income Base       Current       Guaranteed       Provided
----------------------------------------------------------------------------------------------------
         10               $ 90,000      $   162,889       $ 7,333       $    7,975     $       7,975
----------------------------------------------------------------------------------------------------
         15               $105,000      $   207,893       $ 9,475       $   11,501     $      11,501
----------------------------------------------------------------------------------------------------
         20               $120,000      $   265,330       $12,154       $   16,429     $      16,429
----------------------------------------------------------------------------------------------------

                  TERMINATION OF GRIB III

                  GRIB III will terminate upon the earliest to occur of:

                  (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

                  (b)      the termination of the contract for any reason; or

                  (c)      the exercise of GRIB III.

         THE ELECTION OF GRIB III ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         GRIB III FEE. The risk assumed by us associated with GRIB III is that annuity benefits payable under GRIB III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB III fee (the "GRIB III Fee"). On or before the maturity date, the GRIB III Fee is deducted on each contract anniversary. The amount of the GRIB III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIB III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB III Fee will not be deducted during the annuity period. For purposes of determining the GRIB III Fee, the commencement of annuity payments will be treated as a full withdrawal

                                       ***

         GRIB III DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB III SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB III BENEFIT.

ENHANCED EARNINGS DEATH BENEFIT RIDER.

         Contracts may be issued with an Enhanced Earnings Death Benefit Rider ("EER") if you elect EER and if EER is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER. Election of EER may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for EER of 0.20%.

         Subject to the maximum amount described below, EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue.

         The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

         If the oldest owner is 69 or younger at issue, the maximum amount of the EER benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the EER benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(i) is equal to the EER benefit prior to the withdrawal and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and EER will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second EER benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary.

         For purposes of calculating the EER benefit payable on the death of the surviving spouse, the EER benefit will be equal to zero on the date of the first contract owner's death and the EER benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the EER benefit.

TERMINATION OF EER

         EER will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the EER benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including EER) as the new owner.

         THE ELECTION OF EER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

EER FEE

         The annual fee for EER is 0.20% as a percentage of average account value.

QUALIFIED RETIREMENT PLANS

         If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without EER) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

                             CHARGES AND DEDUCTIONS


         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectuses of the Portfolios. For information on the Optional Benefit Fees, see "OPTIONAL BENEFITS" above.


WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

--------------------------------------------------------------------------------
  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                        WITHDRAWAL CHARGE PERCENTAGE
--------------------------------------------------------------------------------
             0                                                   6%
--------------------------------------------------------------------------------
             1                                                   5%
--------------------------------------------------------------------------------
             2                                                   4%
--------------------------------------------------------------------------------
             3+                                                  0%
--------------------------------------------------------------------------------

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.


         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix B. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof) of us or of Manulife, the Portfolios or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEE

==========================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.
==========================================================================

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

TAXES

==========================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
==========================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -    establishment or maintenance of the Variable Account,

         -    receipt of purchase payments,

         -    issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

         In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

         Manulife Financial Securities, LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.0% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

===============================================================================
Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment
===============================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance ith IRS regulations

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -    certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account."

         This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

========================================================================
A portion of each annuity payment is usually taxable as ordinary income.
========================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."

         In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

         During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

============================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax
============================================================================

         There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

=========================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan
=========================================================================

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant.

         Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIB II or GRIB III in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         - received on or after the date on which the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

         These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

                         FEDERAL INCOME TAX WITHHOLDING

============================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
============================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

============================================
We may advertise our investment performance.
============================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the portfolio adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -    retirement,

         -    death, or

         -    the participant's attainment of age 70 1/2.

         Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

============================================
We pay broker-dealers to sell the contracts.
============================================

         Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55066, Boston, Massachusetts 02205-8226.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

         As stated above under "The Trust" we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits and fixed account guarantees, and guaranteed retirement benefits

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.

ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.

ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55066, Boston, Massachusetts 02205-8226.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.


COMMUTED VALUE - The present value of any remaining guaranteed annuity payments.


CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY - In the case of an individual annuity contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

CONTRACT DATE - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the our Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT - All the assets of Manulife U.SA. other than assets in separate accounts.

GROUP HOLDER - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT - An account established by us which represents a contract owner's interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE - The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax.

NON-QUALIFIED CERTIFICATES - Certificates issued under non-qualified Contracts.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract or certificate specifications page, unless changed.

PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO - Mutual funds in which the Variable Account invests, or of any successor or additional mutual funds.

PURCHASE PAYMENT - An amount paid to us by a contract owner as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES - Certificates issued under qualified contracts.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account of Manulife USA that is not commingled with the Manulife USA's general assets and obligations.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - The Variable Account, which is a separate account of the Manulife USA.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                                           WITHDRAWAL
                  HYPOTHETICAL                FREE                                           CHARGE
CONTRACT            CONTRACT               WITHDRAWAL           PAYMENTS           -------------------------
  YEAR               VALUE                   AMOUNT            LIQUIDATED          PERCENT            AMOUNT
------------------------------------------------------------------------------------------------------------
   1                  55,000                5,000 (a)            50,000               6%               3,000

   2                  50,500                5,000 (b)            45,500               5%               2,275

   3                  35,000                5,000 (c)            45,000               4%               1,800

   4                  70,000               20,000 (d)            50,000               0%                   0

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) "In the example for the third contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second contract year of $2,000, $5,000, $7,000, and $8,000.

                                                                                         WITHDRAWAL CHARGE
HYPOTHETICAL CONTRACT      PARTIAL WITHDRAWAL      FREE WITHDRAWAL     PAYMENTS        ---------------------
        VALUE                   REQUESTED               AMOUNT        LIQUIDATED       PERCENT        AMOUNT
------------------------------------------------------------------------------------------------------------
        65,000                    2,000               15,000 (a)             0           5%               0
        49,000                    5,000                3,000 (b)         2,000           5%             100
        52,000                    7,000                4,000 (c)         3,000           5%             150
        44,000                    8,000                    0 (d)         8,000           5%             400

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - 0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated.

         The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX C

                               STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                                                          TAX RATE

                                                               QUALIFIED           NON-QUALIFIED
STATE                                                          CONTRACTS             CONTRACTS
CALIFORNIA...........................................             0.50%                2.35%
MAINE................................................             0.00%                2.00%
NEVADA...............................................             0.00%                3.50%
PUERTO RICO..........................................             1.00%                1.00%
SOUTH DAKOTA*........................................             0.00%                1.25%
WEST VIRGINIA........................................             1.00%                1.00%
WYOMING..............................................             0.00%                1.00%

* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX D

                              QUALIFIED PLAN TYPES


         Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.


                  INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. This could result in adverse tax consequences to the Owner.

                  SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

                  SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

                  ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -    made after the owner attains age 59 1/2;

         -    made after the owner's death;

         -    attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

                  CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice

                  TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -    earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                  DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                                   APPENDIX E
                  PRODUCT FEATURES AVAILABLE ON OLDER CONTRACTS

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGES

For contracts issued prior to April 1, 2003, the excess of the contract value over the free withdrawal amount will be liquidated.

OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT

0.05% for contracts issued prior to May 5, 2003

GUARANTEED RETIREMENT INCOME BENEFIT II.


         Contracts issued prior to May 5, 2003 may be issued with an optional Guaranteed Retirement Income Benefit II ("GRIB II") if you elected GRIB II and if GRIB II was available for sale in the state where the contract was sold. GRIB II is no longer available for applications received on or after May 5, 2003 in states where GRIB III is available. GRIP II is available for new applications in states where, GRIP III is not yet available. Election of GRIB II may only be made at issue, is irrevocable, and GRIB II may only be terminated as described below.


         GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIB II. If GRIB II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIB II, we will pay the monthly annuity payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         Income Base The Income Base upon which the amount of GRIB II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

-   An Income Base reduction is on a pro rata basis and is equal to (i) times
    (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIB II

         Conditions of Exercise. GRIB II may be exercised subject to the following conditions:

         1. GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         FOR CONTRACTS ISSUED ON AND AFTER JANUARY 27, 2003, AND IN STATES WHERE APPROVED, THE FOLLOWING ANNUITY OPTION WILL REPLACE THE JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN:

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
         - AN ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS AND CONTINUING THEREAFTER DURING THE JOINT LIFETIME OF THE ANNUITANT AND A DESIGNATED CO-ANNUITANT. SINCE PAYMENTS ARE GUARANTEED FOR 10 YEARS, ANNUITY PAYMENTS WILL BE MADE TO THE END OF SUCH PERIOD IF BOTH THE ANNUITANT AND THE CO-ANNUITANT DIE PRIOR TO THE END OF THE TENTH YEAR.

         The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIB II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIB II.

         Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB II after your required beginning date under a qualified plan, you should consider whether GRIB II is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         When you exercise GRIB II, actual income will be based on the greater of (i) your GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

         Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

------------------------------------------------------------------------------------------------------------
     Contract                                                      Annual Income
  Anniversary at              Account                       ---------------------------        Annual Income
Exercise of GRIB II            Value       Income Base      Current          Guaranteed           Provided
------------------------------------------------------------------------------------------------------------
        10                   $ 90,000       $179,085        $ 8,651            $12,013            $12,013
------------------------------------------------------------------------------------------------------------
        15                   $105,000       $239,656        $11,088            $18,406            $18,406
------------------------------------------------------------------------------------------------------------
        20                   $120,000       $320,714        $13,824            $27,979            $27,979
------------------------------------------------------------------------------------------------------------

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

------------------------------------------------------------------------------------------------------------
     Contract                                                      Annual Income
  Anniversary at              Account                       ---------------------------        Annual Income
Exercise of GRIB II            Value       Income Base      Current          Guaranteed           Provided
------------------------------------------------------------------------------------------------------------
        10                   $ 90,000       $179,085        $ 7,063            $ 9,284            $ 9,284
------------------------------------------------------------------------------------------------------------
        15                   $105,000       $239,656        $ 8,681            $13,574            $13,574
------------------------------------------------------------------------------------------------------------
        20                   $120,000       $320,714        $10,253            $19,358            $19,358
------------------------------------------------------------------------------------------------------------

EXAMPLE 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after January 27, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain

------------------------------------------------------------------------------------------------------------
     Contract                                                      Annual Income
  Anniversary at              Account                       ---------------------------        Annual Income
Exercise of GRIB II            Value       Income Base      Current          Guaranteed           Provided
------------------------------------------------------------------------------------------------------------
        10                   $ 90,000       $179,085        $ 7,333           $ 9,606             $ 9,606
------------------------------------------------------------------------------------------------------------
        15                   $105,000       $239,656        $ 9,475           $14,782             $14,782
------------------------------------------------------------------------------------------------------------
        20                   $120,000       $320,714        $12,154           $23,091             $23,091
------------------------------------------------------------------------------------------------------------

         TERMINATION OF GRIB II

         GRIB II will terminate upon the earliest to occur of:

(a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         (b)      the termination of the contract for any reason; or

         (c)      the exercise of GRIB II.

         THE ELECTION OF GRIB II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         GRIB II FEE. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity payments will be treated as a full withdrawal

                                       ***

         GRIB II does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIB II should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIB II benefit.

                                   APPENDIX U

                        TABLE OF ACCUMULATION UNIT VALUES
                   FOR CONTRACTS INVESTING IN THE PORTFOLIOS
                             (REFLECTING ALL RIDERS)

----------------------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO SHARES

                                                   UNIT VALUE AT START    UNIT VALUE AT END   NUMBER OF UNITS AT
                SUB ACCOUNT                              OF YEAR               OF YEAR            END OF YEAR
----------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
                   2002                                $12.500000            $12.790498           1,819.921
Alger American Leveraged AllCap Portfolio
                   2002                                $12.500000            $12.620485               0.000
Credit Suisse Trust-Emerging Markets Portfolio
                   2002                                $12.500000            $13.330249             189.472
Credit Suisse Trust-Global Post-Venture Capital
  Portfolio
                   2002                                $12.500000            $13.545468               0.000
Dreyfus I.P. MidCap Stock Portfolio
                   2002                                $12.500000            $13.830261             666.305
Dreyfus Socially Responsible Growth Fund, Inc.
                   2002                                $12.500000            $13.753582               0.000
INVESCO VIF-Utilities Fund Portfolio
                   2002                                $12.500000            $13.741494               0.000
Scudder 21st Century Growth Portfolio
                   2002                                $12.500000            $13.651655               0.000
Scudder Capital Growth Portfolio
                   2002                                $12.500000            $13.656079               0.000
Scudder Global Discovery Portfolio
                   2002                                $12.500000            $14.314791               0.000
Scudder Growth and Income Portfolio
                   2002                                $12.500000            $13.658976               0.000
Scudder Health Sciences Portfolio
                   2002                                $12.500000            $13.016994             558.875
Scudder International Portfolio
                   2002                                $12.500000            $13.326481           1,096.631
Scudder Aggressive Growth Portfolio
                   2002                                $12.500000            $14.717109               0.000
Scudder Blue Chip Portfolio
                   2002                                $12.500000            $13.467503               0.000
Scudder Contrarian Value Portfolio
                   2002                                $12.500000            $13.989593           2,476.482
Scudder Global Blue Chip Portfolio
                   2002                                $12.500000            $13.610021               0.000
Scudder Government Securities Portfolio
                   2002                                $12.500000            $12.602109           6,170.351
Scudder Growth Portfolio
                   2002                                $12.500000            $13.659883           2,625.996
Scudder High Income Portfolio
                   2002                                $12.500000            $13.270938             831.754
Scudder International Select Equity Portfolio
                   2002                                $12.500000            $13.535953             689.338
Scudder Investment Grade Bond Portfolio
                   2002                                $12.500000            $12.645718           1,642.822
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO SHARES

                                                   UNIT VALUE AT START    UNIT VALUE AT END   NUMBER OF UNITS AT
                SUB ACCOUNT                              OF YEAR               OF YEAR            END OF YEAR
----------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio
                 2002                                  $12.500000            $12.479151           16,147.132
Scudder Small Cap Growth Portfolio
                 2002                                  $12.500000            $14.232268              323.941
Scudder Technology Growth Portfolio
                 2002                                  $12.500000            $15.370622                0.000
Scudder Total Return Portfolio
                 2002                                  $12.500000            $13.172728            5,510.468
SVS Davis Venture Value Portfolio
                 2002                                  $12.500000            $14.086566              421.556
SVS Dreman Financial Services Portfolio
                 2002                                  $12.500000            $14.593659              496.261
SVS Dreman High Return Equity Portfolio
                 2002                                  $12.500000            $14.557921            4,433.927
SVS Dreman Small Cap Value Portfolio
                 2002                                  $12.500000            $13.639007            3,025.445
SVS Eagle Focused Large Cap Growth Portfolio
                 2002                                  $12.500000            $13.669256              647.200
SVS Focus Value + Growth Portfolio
                 2002                                  $12.500000            $14.132584                0.000
SVS Index 500 Portfolio
                 2002                                  $12.500000            $13.995178           18,382.718
SVS INVESCO Dynamic Growth Portfolio
                 2002                                  $12.500000            $14.388700              278.564
SVS Janus Growth And Income Portfolio
                 2002                                  $12.500000            $13.524537            1,127.343
SVS Janus Growth Opportunities Portfolio
                 2002                                  $12.500000            $13.841733            2,812.300
SVS MFS Strategic Value Portfolio
                 2002                                  $12.500000            $14.480405              497.775
SVS Oak Strategic Equity Portfolio
                 2002                                  $12.500000            $15.321982              233.598
SVS Turner MidCap Growth Portfolio
                 2002                                  $12.500000            $13.965366              471.189
----------------------------------------------------------------------------------------------------------------

Units under this series of contracts were first credited under the subaccounts on September 16, 2002.

                        TABLE OF ACCUMULATION UNIT VALUES
                   FOR CONTRACTS INVESTING IN THE PORTFOLIOS
                         (REFLECTING NO OPTIONAL RIDERS)

----------------------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO SHARES

                                                   UNIT VALUE AT START    UNIT VALUE AT END   NUMBER OF UNITS AT
                SUB ACCOUNT                              OF YEAR               OF YEAR            END OF YEAR
----------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
                   2002                                $12.500000             $12.797948           7,279.635
Alger American Leveraged AllCap Portfolio
                   2002                                $12.500000             $12.627840           3,903.551
Credit Suisse Trust-Emerging Markets Portfolio
                   2002                                $12.500000             $13.338013           1,414.537
Credit Suisse Trust-Global Post-Venture Capital
 Portfolio
                   2002                                $12.500000             $13.553339               0.000
Dreyfus I.P. MidCap Stock Portfolio
                   2002                                $12.500000             $13.838308          12,405.440
Dreyfus Socially Responsible Growth Fund, Inc.
                   2002                                $12.500000             $13.761587               0.000
INVESCO VIF-Utilities Fund Portfolio
                   2002                                $12.500000             $13.749481             509.421
Scudder 21st Century Growth Portfolio
                   2002                                $12.500000             $13.659596           1,978.296
Scudder Capital Growth Portfolio
                   2002                                $12.500000             $13.664030           3,571.100
Scudder Global Discovery Portfolio
                   2002                                $12.500000             $14.323107           1,397.141
Scudder Growth and Income Portfolio
                   2002                                $12.500000             $13.666929           4,538.872
Scudder Health Sciences Portfolio
                   2002                                $12.500000             $13.024572           5,869.298
Scudder International Portfolio
                   2002                                $12.500000             $13.334235           7,802.041
Scudder Aggressive Growth Portfolio
                   2002                                $12.500000             $14.725658           1,340.922
Scudder Blue Chip Portfolio
                   2002                                $12.500000             $13.475342           5,237.744
Scudder Contrarian Value Portfolio
                   2002                                $12.500000             $13.997728          13,000.344
Scudder Global Blue Chip Portfolio
                   2002                                $12.500000             $13.617940             690.157
Scudder Government Securities Portfolio
                   2002                                $12.500000             $12.609447          54,664.585
Scudder Growth Portfolio
                   2002                                $12.500000             $13.667835             929.014
Scudder High Income Portfolio
                   2002                                $12.500000             $13.278660          14,158.458
Scudder International Select Equity Portfolio
                   2002                                $12.500000             $13.543828           5,207.734
Scudder Investment Grade Bond Portfolio
                   2002                                $12.500000             $12.653080          15,343.917
Scudder Money Market Portfolio
                   2002                                $12.500000             $12.486421          43,684.786
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO SHARES

                                                   UNIT VALUE AT START    UNIT VALUE AT END   NUMBER OF UNITS AT
                SUB ACCOUNT                              OF YEAR               OF YEAR            END OF YEAR
----------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio
                 2002                                  $12.500000             $14.240551           9,273.210
Scudder Technology Growth Portfolio
                 2002                                  $12.500000             $15.715344           6,078.854
Scudder Total Return Portfolio
                 2002                                  $12.500000             $13.180398           8,884.936
SVS Davis Venture Value Portfolio
                 2002                                  $12.500000             $14.094759           7,278.119
SVS Dreman Financial Services Portfolio
                 2002                                  $12.500000             $14.602147           6,277.781
SVS Dreman High Return Equity Portfolio
                 2002                                  $12.500000             $14.566380          30,795.035
SVS Dreman Small Cap Value Portfolio
                 2002                                  $12.500000             $13.646946          19,492.213
SVS Eagle Focused Large Cap Growth Portfolio
                 2002                                  $12.500000             $13.677212           5,711.632
SVS Focus Value + Growth Portfolio
                 2002                                  $12.500000             $14.140801             428.272
SVS Index 500 Portfolio
                 2002                                  $12.500000             $14.003321          10,846.508
SVS INVESCO Dynamic Growth Portfolio
                 2002                                  $12.500000             $14.397062           1,443.081
SVS Janus Growth And Income Portfolio
                 2002                                  $12.500000             $13.532412           4,259.721
SVS Janus Growth Opportunities Portfolio
                 2002                                  $12.500000             $13.849786           2,554.191
SVS MFS Strategic Value Portfolio
                 2002                                  $12.500000             $14.488821           2,581.238
SVS Oak Strategic Equity Portfolio
                 2002                                  $12.500000             $15.330888           3,031.664
SVS Turner MidCap Growth Portfolio
                 2002                                  $12.500000             $13.973493           5,463.745
----------------------------------------------------------------------------------------------------------------

Units under this series of contracts were first credited under the subaccounts on September 16, 2002.

                                     PART B
         Information Contained in a Statement of Additional Information

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
--------------------------------------------------------------------------------

                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


     The date of this Statement of Additional Information is MAY 1, 2003


                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                 (617) 663-3000
                                 (800) 344-1029


Venture III/Wealthmark III SAI 5/2003

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.................................................
PERFORMANCE DATA................................................................
ACCUMULATION UNIT VALUES........................................................
SERVICES
       Independent Auditors.....................................................
       Servicing Agent..........................................................
       Principal Underwriter....................................................
APPENDIX A - PERFORMANCE DATA TABLES............................................
       - MIT, Merrill and American Insurance Fund Portfolios....................
       - Scudder Portfolios.....................................................
APPENDIX B- ACCUMULATION UNIT VALUE TABLES......................................
       - MIT Portfolios.........................................................
       - Merrill Portfolios.....................................................
       - Scudder Portfolios.....................................................
APPENDIX C - AUDITED FINANCIAL STATEMENTS.......................................

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of (U.S.A.) ("WE" or "US" or "MANULIFE USA."). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue, Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

         The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife U.S.A. became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -    redemption at the end of the time period, and

         -    no redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -    ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -    inception date of the portfolio, or

         -    ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees, administrative fees and distribution fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance from the inception date of the Portfolio, adjusted to reflect current contract charges.


         On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of the following sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996: Pacific Rim Emerging Markets, Real Estate Securities, Balanced, Money Market and Quantitative Equity.



         Non-standardized performance for each of the following sub-accounts is based upon the historical performance of the American Fund Insurance Series portfolio, adjusted to reflect current Trust charges and contract charges:
American International, American Growth, American Growth-Income and American Blue Chip-Income. Standardized performance is not yet available since these sub-account commenced operations on May 1, 2003.



         For periods prior to January 28, 2002, Series II performance reflects the performance of Series I which has a lower Rule 12b-1 fee. Had the performance during this period reflected the higher Series II Rule 12b-1 fee, the performance would have been lower.



         Performance information is set forth in Appendix A.



                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Company may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Company may also include in its advertising and sales literature specific information on each of the Portfolio's advisers, including but not limited to, research capabilities of an adviser, assets under management, information relating to other clients of an adviser, and other generalized information.


                            ACCUMULATION UNIT VALUES



There are two accumulation unit value tables below. The first tables reflects the fees for the GEM, the second table reflects the fees for the Annual Step Death Benefit. For those contracts that invest in the Merrill Lynch portfolios, separate tables reflecting the fees for GEM and the Annual Step Death Benefit are also provided. The prospectus contains the following two additional accumulation unit value tables: one table reflecting the fees for all optional benefits (Annual Step Death Benefit and GEM) and a second table not reflecting the fees for any optional benefits. (See Appendix U of the prospectus)


                                    SERVICES

INDEPENDENT AUDITORS


         The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2002 and for each of the two years in the period ended December 31, 2002, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 200 Clarendon Street, Boston MA 02116, and at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103-7096.


SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -    daily updates on:

                  -    accumulation unit values,

                  -    variable annuity participants and transactions,

                  -    agent production and commissions;

         -    semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -    semiannual statements for contract owners;

         -    and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manulife Financial Securities LLC ("MFS LLC") an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS") a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MFS LLC in 2002 and MSS in 2001 and 2000 were $275,138,774, $202,486,965 and $251,409,183, respectively. MFS LLC and
MSS did not retain any of these amounts during such periods.

                                   APPENDIX A


                            PERFORMANCE DATA TABLES

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,            INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER         DATE(A)
----------------------------------------------------------------------------------------------------
Internet Technology               -41.34%        N/A                 -47.53%                05/01/00
----------------------------------------------------------------------------------------------------
Pacific Rim                       -18.53%       -5.08%               -10.82%                01/01/97
----------------------------------------------------------------------------------------------------
Telecommunications                -51.02%        N/A                 -50.21%                04/30/01
----------------------------------------------------------------------------------------------------
Science & Technology              -44.63%       -9.59%                -6.74%                01/01/97
----------------------------------------------------------------------------------------------------
International Small Cap           -22.40%       -4.99%                -2.75%                03/04/96
----------------------------------------------------------------------------------------------------
Health Sciences                   -32.13%        N/A                 -16.94%                04/30/01
----------------------------------------------------------------------------------------------------
Aggressive Growth                 -30.02%       -6.08%                -5.36%                01/01/97
----------------------------------------------------------------------------------------------------
Emerging Small Company            -33.94%       -3.37%                -0.34%                01/01/97
----------------------------------------------------------------------------------------------------
Small Company Blend               -30.57%        N/A                  -9.05%                05/03/99
----------------------------------------------------------------------------------------------------
Small Cap Index                   -26.80%        N/A                 -13.00%                05/01/00
----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -35.02%        N/A                 -30.54%                04/30/01
----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -34.88%        N/A                 -29.97%                04/30/01
----------------------------------------------------------------------------------------------------
Dynamic Growth                    -33.16%        N/A                 -40.07%                05/01/00
----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -27.80%        N/A                 -11.92%                05/03/99
----------------------------------------------------------------------------------------------------
All Cap Growth                    -29.51%       -2.56%                 0.73%                03/04/96
----------------------------------------------------------------------------------------------------
Financial Services                -23.48%        N/A                 -18.45%                04/30/01
----------------------------------------------------------------------------------------------------
International Stock               -26.99%       -6.79%                -5.54%                01/01/97
----------------------------------------------------------------------------------------------------
Overseas                          -26.77%       -6.77%                -2.65%                01/09/95
----------------------------------------------------------------------------------------------------
International Index               -22.80%        N/A                 -20.81%                05/01/00
----------------------------------------------------------------------------------------------------
International Value               -23.43%        N/A                 -10.12%                05/03/99
----------------------------------------------------------------------------------------------------
Strategic Opportunities           -42.78%       -8.97%                 3.14%                06/18/85
----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -27.88%        N/A                 -27.20%                04/30/01
----------------------------------------------------------------------------------------------------
Mid Cap Index                     -20.96%        N/A                  -6.97%                05/01/00
----------------------------------------------------------------------------------------------------
Global Equity                     -24.61%       -3.99%                 4.05%                03/18/88
----------------------------------------------------------------------------------------------------
Strategic Growth                  -32.87%        N/A                 -26.98%                04/30/01
----------------------------------------------------------------------------------------------------
Capital Appreciation              -35.25%        N/A                 -29.86%                11/01/00
----------------------------------------------------------------------------------------------------
All Cal Core                      -30.27%       -7.71%                -1.53%                07/15/96
----------------------------------------------------------------------------------------------------
Large Cap Growth                  -28.05%       -5.66%                 2.22%                08/03/89
----------------------------------------------------------------------------------------------------
All Cap Value                     -32.68%        N/A                 -20.76%                04/30/01
----------------------------------------------------------------------------------------------------
Capital Opportunities             -32.09%        N/A                 -27.75%                04/30/01
----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -26.62%        N/A                 -18.45%                05/01/00
----------------------------------------------------------------------------------------------------
Quantitative Equity               -32.63%       -3.39%                 1.32%                01/01/97
----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -29.37%       -2.33%                 4.24%                12/11/92
----------------------------------------------------------------------------------------------------
Utilities                         -28.71%        N/A                 -31.35%                04/30/01
----------------------------------------------------------------------------------------------------
Real Estate Securities             -4.55%       -1.20%                 1.95%                01/01/97
----------------------------------------------------------------------------------------------------
Small Company Value               -12.42%        0.12%                -0.84%                10/01/97
----------------------------------------------------------------------------------------------------
Mid Cap Value                     -16.29%        N/A                  -7.69%                04/30/01
----------------------------------------------------------------------------------------------------
Value                             -28.02%       -2.64%                 0.83%                01/01/97
----------------------------------------------------------------------------------------------------
500 Index                         -27.77%        N/A                 -19.10%                05/01/00
----------------------------------------------------------------------------------------------------
Tactical Allocation               -28.40%        N/A                 -17.65%                05/01/00
----------------------------------------------------------------------------------------------------
Fundamental Value                 -21.92%        N/A                 -17.05%                04/30/01
----------------------------------------------------------------------------------------------------
Growth & Income                   -29.44%       -2.89%                 6.57%                04/23/91
----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -30.23%        N/A                  -8.41%                05/03/99
----------------------------------------------------------------------------------------------------
Equity Income                     -19.22%        0.63%                 7.74%                02/19/93
----------------------------------------------------------------------------------------------------
Income & Value                    -21.67%        0.52%                 4.64%                08/03/89
----------------------------------------------------------------------------------------------------
Balanced                          -20.22%       -6.32%                -2.84%                01/01/97
----------------------------------------------------------------------------------------------------
High Yield                        -13.29%       -3.91%                -1.60%                01/01/97
----------------------------------------------------------------------------------------------------
Strategic Bond                      1.35%        3.46%                 5.49%                02/19/93
----------------------------------------------------------------------------------------------------
Global Bond                        12.16%        2.57%                 5.33%                03/18/88
----------------------------------------------------------------------------------------------------
Total Return                        1.86%         N/A                  5.70%                05/03/99
----------------------------------------------------------------------------------------------------
Investment Quality Bond             2.25%        4.88%                 5.13%                06/18/85
----------------------------------------------------------------------------------------------------
Diversified Bond                    0.10%        5.47%                 6.12%                08/03/89
----------------------------------------------------------------------------------------------------
U.S. Govn't Securities              0.45%        4.82%                 4.85%                03/18/88
----------------------------------------------------------------------------------------------------
Money Market                       -5.85%        2.35%                 2.55%                06/18/85
----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -26.09%       -6.39%                -3.98%                01/07/97
----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -21.59%       -3.28%                -0.88%                01/07/97
----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -16.14%       -0.77%                 1.30%                01/07/97
----------------------------------------------------------------------------------------------------
Lifestyle Moderate                -10.67%        1.53%                 3.20%                01/07/97
----------------------------------------------------------------------------------------------------
Lifestyle Conservative             -5.35%        3.64%                 4.74%                01/07/97
----------------------------------------------------------------------------------------------------
MLAM Small Value                  -29.00%        5.46%                 2.50%                10/13/97
----------------------------------------------------------------------------------------------------
MLAM Basic                        -23.49%        5.33%                 3.61%                10/13/97
----------------------------------------------------------------------------------------------------
MLAM Develop                      -16.45%       -7.04%               -10.16%                10/13/97
----------------------------------------------------------------------------------------------------

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                  SINCE INCEPTION
                                                                    OR 10 YEARS,             INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER           DATE(A)
------------------------------------------------------------------------------------------------------
Internet Technology               -41.98%        N/A                 -49.04%                  05/01/00
------------------------------------------------------------------------------------------------------
Pacific Rim                       -19.23%       -5.89%               -11.89%                  01/01/97
------------------------------------------------------------------------------------------------------
Telecommunications                -51.63%        N/A                 -51.20%                  04/30/01
------------------------------------------------------------------------------------------------------
Science & Technology              -45.26%      -10.28%                -7.44%                  01/01/97
------------------------------------------------------------------------------------------------------
International Small Cap           -23.09%       -5.74%                -3.52%                  03/04/96
------------------------------------------------------------------------------------------------------
Health Sciences                   -32.79%        N/A                 -17.77%                  04/30/01
------------------------------------------------------------------------------------------------------
Aggressive Growth                 -30.69%       -6.86%                -6.17%                  01/01/97
------------------------------------------------------------------------------------------------------
Emerging Small Company            -34.60%       -4.10%                -1.05%                  01/01/97
------------------------------------------------------------------------------------------------------
Small Company Blend               -31.23%        N/A                  -9.88%                  05/03/99
------------------------------------------------------------------------------------------------------
Small Cap Index                   -27.47%        N/A                 -13.85%                  05/01/00
------------------------------------------------------------------------------------------------------
Mid Cap Growth                    -35.68%        N/A                 -31.40%                  04/30/01
------------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -35.54%        N/A                 -30.82%                  04/30/01
------------------------------------------------------------------------------------------------------
Dynamic Growth                    -33.82%        N/A                 -41.31%                  05/01/00
------------------------------------------------------------------------------------------------------
Mid Cap Stock                     -28.48%        N/A                 -12.86%                  05/03/99
------------------------------------------------------------------------------------------------------
All Cap Growth                    -30.18%       -3.26%                 0.01%                  03/04/96
------------------------------------------------------------------------------------------------------
Financial Services                -24.16%        N/A                 -19.29%                  04/30/01
------------------------------------------------------------------------------------------------------
International Stock               -27.67%       -7.58%                -6.35%                  01/01/97
------------------------------------------------------------------------------------------------------
Overseas                          -27.44%       -7.56%                -3.45%                  01/09/95
------------------------------------------------------------------------------------------------------
International Index               -23.48%        N/A                 -21.74%                  05/01/00
------------------------------------------------------------------------------------------------------
International Value               -24.12%        N/A                 -11.02%                  05/03/99
------------------------------------------------------------------------------------------------------
Strategic Opportunities           -43.42%       -9.74%                 2.49%                  06/18/85
------------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -28.55%        N/A                 -28.05%                  04/30/01
------------------------------------------------------------------------------------------------------
Mid Cap Index                     -21.65%        N/A                  -7.79%                  05/01/00
------------------------------------------------------------------------------------------------------
Global Equity                     -25.29%       -4.78%                 3.37%                  03/18/88
------------------------------------------------------------------------------------------------------
Strategic Growth                  -33.53%        N/A                 -27.84%                  04/30/01
------------------------------------------------------------------------------------------------------
Capital Appreciation              -35.90%        N/A                 -31.02%                  11/01/00
------------------------------------------------------------------------------------------------------
All Cal Core                      -30.94%       -8.49%                -2.28%                  07/15/96
------------------------------------------------------------------------------------------------------
Large Cap Growth                  -28.72%       -6.43%                 1.50%                  08/03/89
------------------------------------------------------------------------------------------------------
All Cap Value                     -33.34%        N/A                 -21.58%                  04/30/01
------------------------------------------------------------------------------------------------------
Capital Opportunities             -32.75%        N/A                 -28.60%                  04/30/01
------------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -27.30%        N/A                 -19.36%                  05/01/00
------------------------------------------------------------------------------------------------------
Quantitative Equity               -33.29%       -4.11%                 0.65%                  01/01/97
------------------------------------------------------------------------------------------------------
Blue Chip Growth                  -30.04%       -3.06%                 3.52%                  12/11/92
------------------------------------------------------------------------------------------------------
Utilities                         -29.38%        N/A                 -32.24%                  04/30/01
------------------------------------------------------------------------------------------------------
Real Estate Securities             -5.28%       -2.12%                 1.11%                  01/01/97
------------------------------------------------------------------------------------------------------
Small Company Value               -13.13%       -0.72%                -1.85%                  10/01/97
------------------------------------------------------------------------------------------------------
Mid Cap Value                     -16.99%        N/A                  -8.51%                  04/30/01
------------------------------------------------------------------------------------------------------
Value                             -28.70%       -3.46%                 0.07%                  01/01/97
------------------------------------------------------------------------------------------------------
500 Index                         -28.44%        N/A                 -20.01%                  05/01/00
------------------------------------------------------------------------------------------------------
Tactical Allocation               -29.07%        N/A                 -18.54%                  05/01/00
------------------------------------------------------------------------------------------------------
Fundamental Value                 -22.61%        N/A                 -17.90%                  04/30/01
------------------------------------------------------------------------------------------------------
Growth & Income                   -30.11%       -3.63%                 5.92%                  04/23/91
------------------------------------------------------------------------------------------------------
U.S. Large Cap                    -30.89%        N/A                  -9.28%                  05/03/99
------------------------------------------------------------------------------------------------------
Equity Income                     -19.91%       -0.15%                 7.06%                  02/19/93
------------------------------------------------------------------------------------------------------
Income & Value                    -22.36%       -0.24%                 3.90%                  08/03/89
------------------------------------------------------------------------------------------------------
Balanced                          -20.91%       -7.16%                -3.63%                  01/01/97
------------------------------------------------------------------------------------------------------
High Yield                        -14.00%       -4.76%                -2.41%                  01/01/97
------------------------------------------------------------------------------------------------------
Strategic Bond                      0.60%        2.63%                 4.72%                  02/19/93
------------------------------------------------------------------------------------------------------
Global Bond                        11.34%        1.72%                 4.55%                  03/18/88
------------------------------------------------------------------------------------------------------
Total Return                        1.11%        N/A                   4.84%                  05/03/99
------------------------------------------------------------------------------------------------------
Investment Quality Bond             1.50%        4.08%                 4.32%                  06/18/85
------------------------------------------------------------------------------------------------------
Diversified Bond                   -0.65%        4.67%                 5.33%                  08/03/89
------------------------------------------------------------------------------------------------------
U.S. Govn't Securities             -0.29%        4.02%                 4.03%                  03/18/88
------------------------------------------------------------------------------------------------------
Money Market                       -6.58%        1.55%                 1.70%                  06/18/85
------------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -26.76%       -7.21%                -4.79%                  01/07/97
------------------------------------------------------------------------------------------------------
Lifestyle Growth                  -22.28%       -4.07%                -1.66%                  01/07/97
------------------------------------------------------------------------------------------------------
Lifestyle Balanced                -16.84%       -1.56%                 0.53%                  01/07/97
------------------------------------------------------------------------------------------------------
Lifestyle Moderate                -11.39%        0.75%                 2.43%                  01/07/97
------------------------------------------------------------------------------------------------------
Lifestyle Conservative             -6.07%        2.86%                 3.97%                  01/07/97
------------------------------------------------------------------------------------------------------
MLAM Small Value                  -29.67%        4.71%                 1.51%                  10/13/97
------------------------------------------------------------------------------------------------------
MLAM Basic                        -24.17%        2.44%                 0.64%                  10/13/97
------------------------------------------------------------------------------------------------------
MLAM Develop                      -17.15%       -7.96%               -11.48%                  10/13/97
------------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER            DATE
-----------------------------------------------------------------------------------------------------
Internet Technology               -41.34%        N/A                 -47.53%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                       -18.53%       -5.08%                -6.85%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                -51.02%        N/A                 -50.21%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology              -44.63%       -9.59%                -6.74%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap           -22.40%       -4.99%                -2.75%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                   -32.13%        N/A                 -16.94%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                 -30.02%       -6.08%                -5.36%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company            -33.94%       -3.37%                -0.34%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend               -30.57%        N/A                  -9.05%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                   -26.80%        N/A                 -13.00%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -35.02%        N/A                 -30.54%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -34.88%        N/A                 -29.97%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                    -33.16%        N/A                 -40.07%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -27.80%        N/A                 -11.92%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                    -29.51%       -2.56%                 0.73%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                -23.48%        N/A                 -18.45%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock               -26.99%       -6.79%                -5.54%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                          -26.77%       -6.77%                -2.65%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index               -22.80%        N/A                 -20.81%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value               -23.43%        N/A                 -10.12%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities           -42.78%       -8.97%                 3.14%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -27.88%        N/A                 -27.20%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                     -20.96%        N/A                  -6.97%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                     -24.61%       -3.99%                 4.05%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                  -32.87%        N/A                 -26.98%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation              -35.25%        N/A                 -29.86%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                      -30.27%       -7.71%                -1.53%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                  -28.05%       -5.66%                 2.22%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                     -32.68%        N/A                 -20.76%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities             -32.09%        N/A                 -27.75%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -26.62%        N/A                 -18.45%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity               -32.63%       -3.39%                 5.23%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -29.37%       -2.33%                 4.24%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                         -28.71%        N/A                 -31.35%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities             -4.55%       -1.20%                 6.62%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value               -12.42%        0.12%                -0.84%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                     -16.29%        N/A                  -7.69%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                             -28.02%       -2.64%                 0.83%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                         -27.77%        N/A                 -19.10%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation               -28.40%        N/A                 -17.65%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                 -21.92%        N/A                 -17.05%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                   -29.44%       -2.89%                 6.57%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -30.23%        N/A                  -8.41%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                     -19.22%        0.63%                 7.74%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                    -21.67%        0.52%                 4.64%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                          -20.22%       -6.32%                -2.84%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                        -13.29%       -3.91%                -1.60%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                      1.35%        3.46%                 5.49%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                        12.16%        2.57%                 5.33%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                        1.86%        N/A                   5.70%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond             2.25%        4.88%                 5.13%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                    0.10%        5.47%                 6.12%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities              0.45%        4.82%                 4.85%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                       -5.85%        2.35%                 2.55%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -26.09%       -6.39%                -3.98%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -21.59%       -3.28%                -0.88%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -16.14%       -0.77%                 1.30%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                -10.67%        1.53%                 3.20%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative             -5.35%        3.64%                 4.74%                 01/07/97
-----------------------------------------------------------------------------------------------------
MLAM Small Value                  -29.00%        5.46%                 2.50%                 10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Basic                        -23.49%        5.33%                 3.61%                 10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Develop                      -16.45%       -7.04%               -10.16%                 10/13/97
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,              INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER             DATE
------------------------------------------------------------------------------------------------------
Internet Technology               -41.98%        N/A                 -49.04%                  05/01/00
------------------------------------------------------------------------------------------------------
Pacific Rim                       -19.23%       -5.89%                -8.04%                  10/04/94
------------------------------------------------------------------------------------------------------
Telecommunications                -51.63%        N/A                 -51.20%                  04/30/01
------------------------------------------------------------------------------------------------------
Science & Technology              -45.26%      -10.28%                -7.44%                  01/01/97
------------------------------------------------------------------------------------------------------
International Small Cap           -23.09%       -5.74%                -3.52%                  03/04/96
------------------------------------------------------------------------------------------------------
Health Sciences                   -32.79%        N/A                 -17.77%                  04/30/01
------------------------------------------------------------------------------------------------------
Aggressive Growth                 -30.69%       -6.86%                -6.17%                  01/01/97
------------------------------------------------------------------------------------------------------
Emerging Small Company            -34.60%       -4.10%                -1.05%                  01/01/97
------------------------------------------------------------------------------------------------------
Small Company Blend               -31.23%        N/A                  -9.88%                  05/03/99
------------------------------------------------------------------------------------------------------
Small Cap Index                   -27.47%        N/A                 -13.85%                  05/01/00
------------------------------------------------------------------------------------------------------
Mid Cap Growth                    -35.68%        N/A                 -31.40%                  04/30/01
------------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -35.54%        N/A                 -30.82%                  04/30/01
------------------------------------------------------------------------------------------------------
Dynamic Growth                    -33.82%        N/A                 -41.31%                  05/01/00
------------------------------------------------------------------------------------------------------
Mid Cap Stock                     -28.48%        N/A                 -12.86%                  05/03/99
------------------------------------------------------------------------------------------------------
All Cap Growth                    -30.18%       -3.26%                 0.01%                  03/04/96
------------------------------------------------------------------------------------------------------
Financial Services                -24.16%        N/A                 -19.29%                  04/30/01
------------------------------------------------------------------------------------------------------
International Stock               -27.67%       -7.58%                -6.35%                  01/01/97
------------------------------------------------------------------------------------------------------
Overseas                          -27.44%       -7.56%                -3.45%                  01/09/95
------------------------------------------------------------------------------------------------------
International Index               -23.48%        N/A                 -21.74%                  05/01/00
------------------------------------------------------------------------------------------------------
International Value               -24.12%        N/A                 -11.02%                  05/03/99
------------------------------------------------------------------------------------------------------
Strategic Opportunities           -43.42%       -9.74%                 2.49%                  06/18/85
------------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -28.55%        N/A                 -28.05%                  04/30/01
------------------------------------------------------------------------------------------------------
Mid Cap Index                     -21.65%        N/A                  -7.79%                  05/01/00
------------------------------------------------------------------------------------------------------
Global Equity                     -25.29%       -4.78%                 3.37%                  03/18/88
------------------------------------------------------------------------------------------------------
Strategic Growth                  -33.53%        N/A                 -27.84%                  04/30/01
------------------------------------------------------------------------------------------------------
Capital Appreciation              -35.90%        N/A                 -31.02%                  11/01/00
------------------------------------------------------------------------------------------------------
All Cal Core                      -30.94%       -8.49%                -2.28%                  07/15/96
------------------------------------------------------------------------------------------------------
Large Cap Growth                  -28.72%       -6.43%                 1.50%                  08/03/89
------------------------------------------------------------------------------------------------------
All Cap Value                     -33.34%        N/A                 -21.58%                  04/30/01
------------------------------------------------------------------------------------------------------
Capital Opportunities             -32.75%        N/A                 -28.60%                  04/30/01
------------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -27.30%        N/A                 -19.36%                  05/01/00
------------------------------------------------------------------------------------------------------
Quantitative Equity               -33.29%       -4.11%                 4.56%                  04/30/87
------------------------------------------------------------------------------------------------------
Blue Chip Growth                  -30.04%       -3.06%                 3.52%                  12/11/92
------------------------------------------------------------------------------------------------------
Utilities                         -29.38%        N/A                 -32.24%                  04/30/01
------------------------------------------------------------------------------------------------------
Real Estate Securities             -5.28%       -2.12%                 5.89%                  04/30/87
------------------------------------------------------------------------------------------------------
Small Company Value               -13.13%       -0.72%                -1.85%                  10/01/97
------------------------------------------------------------------------------------------------------
Mid Cap Value                     -16.99%        N/A                  -8.51%                  04/30/01
------------------------------------------------------------------------------------------------------
Value                             -28.70%       -3.46%                 0.07%                  01/01/97
------------------------------------------------------------------------------------------------------
500 Index                         -28.44%        N/A                 -20.01%                  05/01/00
------------------------------------------------------------------------------------------------------
Tactical Allocation               -29.07%        N/A                 -18.54%                  05/01/00
------------------------------------------------------------------------------------------------------
Fundamental Value                 -22.61%        N/A                 -17.90%                  04/30/01
------------------------------------------------------------------------------------------------------
Growth & Income                   -30.11%       -3.63%                 5.92%                  04/23/91
------------------------------------------------------------------------------------------------------
U.S. Large Cap                    -30.89%        N/A                  -9.28%                  05/03/99
------------------------------------------------------------------------------------------------------
Equity Income                     -19.91%       -0.15%                 7.06%                  02/19/93
------------------------------------------------------------------------------------------------------
Income & Value                    -22.36%       -0.24%                 3.90%                  08/03/89
------------------------------------------------------------------------------------------------------
Balanced                          -20.91%       -7.16%                -3.63%                  01/01/97
------------------------------------------------------------------------------------------------------
High Yield                        -14.00%       -4.76%                -2.41%                  01/01/97
------------------------------------------------------------------------------------------------------
Strategic Bond                      0.60%        2.63%                 4.72%                  02/19/93
------------------------------------------------------------------------------------------------------
Global Bond                        11.34%        1.72%                 4.55%                  03/18/88
------------------------------------------------------------------------------------------------------
Total Return                        1.11%        N/A                   4.84%                  05/03/99
------------------------------------------------------------------------------------------------------
Investment Quality Bond             1.50%        4.08%                 4.32%                  06/18/85
------------------------------------------------------------------------------------------------------
Diversified Bond                   -0.65%        4.67%                 5.33%                  08/03/89
------------------------------------------------------------------------------------------------------
U.S. Govn't Securities             -0.29%        4.02%                 4.03%                  03/18/88
------------------------------------------------------------------------------------------------------
Money Market                       -6.58%        1.55%                 1.70%                  06/18/85
------------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -26.76%       -7.21%                -4.79%                  01/07/97
------------------------------------------------------------------------------------------------------
Lifestyle Growth                  -22.28%       -4.07%                -1.66%                  01/07/97
------------------------------------------------------------------------------------------------------
Lifestyle Balanced                -16.84%       -1.56%                 0.53%                  01/07/97
------------------------------------------------------------------------------------------------------
Lifestyle Moderate                -11.39%        0.75%                 2.43%                  01/07/97
------------------------------------------------------------------------------------------------------
Lifestyle Conservative             -6.07%        2.86%                 3.97%                  01/07/97
------------------------------------------------------------------------------------------------------
MLAM Small Value                  -29.67%        4.71%                 1.51%                  10/13/97
------------------------------------------------------------------------------------------------------
MLAM Basic                        -24.17%        2.44%                 0.64%                  10/13/97
------------------------------------------------------------------------------------------------------
MLAM Develop                      -17.15%       -7.96%               -11.48%                  10/13/97
------------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                  SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER           DATE
-----------------------------------------------------------------------------------------------------
Internet Technology               -38.23%        N/A                 -47.17%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                       -13.97%       -5.08%                -6.85%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                -48.53%        N/A                 -49.15%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology              -41.74%       -9.59%                -6.74%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap           -18.09%       -4.99%                -2.75%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                   -28.43%        N/A                 -14.70%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                 -26.19%       -6.08%                -5.36%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company            -30.36%       -3.37%                -0.34%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend               -26.78%        N/A                  -9.05%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                   -22.76%        N/A                 -11.85%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -31.51%        N/A                 -28.77%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -31.36%        N/A                 -28.18%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                    -29.54%        N/A                 -39.51%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -23.83%        N/A                 -11.92%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                    -25.65%       -2.56%                 0.73%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                -19.23%        N/A                 -16.26%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock               -22.97%       -6.79%                -5.54%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                          -22.73%       -6.77%                -2.65%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index               -18.51%        N/A                 -19.82%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value               -19.18%        N/A                 -10.12%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities           -39.77%       -8.97%                 3.14%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -23.92%        N/A                 -25.31%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                     -16.55%        N/A                  -5.71%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                     -20.43%       -3.99%                 4.05%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                  -29.22%        N/A                 -25.09%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation              -31.75%        N/A                 -28.81%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                      -26.46%       -7.71%                -1.53%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                  -24.10%       -5.66%                 2.22%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                     -29.02%        N/A                 -18.65%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities             -28.39%        N/A                 -25.88%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -22.58%        N/A                 -17.41%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity               -28.96%       -3.39%                 5.23%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -25.50%       -2.33%                 4.24%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                         -24.80%        N/A                 -29.61%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities              0.90%       -1.20%                 6.62%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                -7.47%        0.12%                -0.84%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                     -11.58%        N/A                  -5.13%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                             -24.07%       -2.64%                 0.83%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                         -23.80%        N/A                 -18.07%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation               -24.46%        N/A                 -16.59%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                 -17.58%        N/A                 -14.82%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                   -25.57%       -2.89%                 6.57%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -26.41%        N/A                  -8.41%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                     -14.70%        0.63%                 7.74%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                    -17.31%        0.52%                 4.64%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                          -15.76%       -6.32%                -2.84%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                         -8.40%       -3.91%                -1.60%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                      7.18%        3.46%                 5.49%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                        18.16%        2.57%                 5.33%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                        7.72%        N/A                   5.70%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond             8.14%        4.88%                 5.13%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                    5.85%        5.47%                 6.12%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities              6.23%        4.82%                 4.85%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                       -0.48%        2.35%                 2.55%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -22.01%       -6.39%                -3.98%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -17.23%       -3.28%                -0.88%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -11.42%       -0.77%                 1.30%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                 -5.61%        1.53%                 3.20%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative              0.06%        3.64%                 4.74%                 01/07/97
-----------------------------------------------------------------------------------------------------
MLAM Small Value                  -25.10%        5.46%                 2.50%                 10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Basic                        -19.24%        5.33%                 3.61%                 10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Develop                      -11.75%       -7.04%               -10.16%                 10/13/97
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER           DATE
-----------------------------------------------------------------------------------------------------
Internet Technology               -38.91%        N/A                 -48.08%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                       -14.71%       -5.89%                -7.88%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                -49.18%        N/A                 -49.66%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology              -42.41%      -10.28%                -7.28%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap           -18.82%       -5.74%                -3.39%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                   -29.14%        N/A                 -15.20%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                 -26.90%       -6.86%                -6.01%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company            -31.06%       -4.10%                -0.93%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend               -27.48%        N/A                  -9.67%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                   -23.48%        N/A                 -12.45%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -32.21%        N/A                 -29.25%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -32.06%        N/A                 -28.65%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                    -30.24%        N/A                 -40.27%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -24.55%        N/A                 -12.62%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                    -26.36%       -3.26%                 0.11%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                -19.96%        N/A                 -16.76%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock               -23.69%       -7.58%                -6.19%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                          -23.45%       -7.56%                -3.34%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index               -19.24%        N/A                 -20.45%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value               -19.91%        N/A                 -10.80%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities           -40.45%       -9.74%                 2.49%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -24.63%        N/A                 -25.80%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                     -17.29%        N/A                  -6.30%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                     -21.16%       -4.78%                 3.37%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                  -29.92%        N/A                 -25.58%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation              -32.45%        N/A                 -29.61%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                      -27.17%       -8.49%                -2.16%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                  -24.81%       -6.43%                 1.50%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                     -29.72%        N/A                 -19.13%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities             -29.09%        N/A                 -26.36%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -23.30%        N/A                 -18.03%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity               -29.67%       -4.11%                 4.56%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -26.21%       -3.06%                 3.52%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                         -25.51%        N/A                 -30.12%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities              0.13%       -2.12%                 5.89%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                -8.22%       -0.72%                -1.72%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                     -12.33%        N/A                  -5.65%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                             -24.78%       -3.46%                 0.18%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                         -24.51%        N/A                 -18.70%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation               -25.18%        N/A                 -17.21%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                 -18.31%        N/A                 -15.33%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                   -26.28%       -3.63%                 5.92%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -27.12%        N/A                  -9.07%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                     -15.44%       -0.15%                 7.10%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                    -18.04%       -0.24%                 3.90%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                          -16.50%       -7.16%                -3.50%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                         -9.15%       -4.76%                -2.29%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                      6.38%        2.63%                 4.77%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                        17.34%        1.72%                 4.55%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                        6.93%        N/A                   4.98%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond             7.34%        4.08%                 4.32%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                    5.06%        4.67%                 5.33%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities              5.44%        4.02%                 4.03%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                       -1.25%        1.55%                 1.70%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -22.73%       -7.21%                -4.64%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -17.96%       -4.07%                -1.54%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -12.17%       -1.56%                 0.64%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                 -6.37%        0.75%                 2.53%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative             -0.72%        2.86%                 4.07%                 01/07/97
-----------------------------------------------------------------------------------------------------
MLAM Small Value                  -25.82%        4.71%                 1.62%                 10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Basic                        -19.97%        2.44%                 0.76%                 10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Develop                      -12.50%       -7.96%               -11.27%                 10/13/97
-----------------------------------------------------------------------------------------------------

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR VENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER          DATE(A)
-----------------------------------------------------------------------------------------------------
Internet Technology               -41.34%        N/A                 -59.20%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                       -18.53%       -5.08%               -20.55%                 01/01/97
-----------------------------------------------------------------------------------------------------
Telecommunications                -51.13%        N/A                 -66.85%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology              -44.70%       -9.61%               -16.93%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap           -22.40%       -4.99%               -12.13%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                   -32.13%        N/A                 -44.91%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                 -30.02%       -6.08%               -15.68%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company            -33.98%       -3.38%               -11.22%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend               -30.65%        N/A                 -24.74%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                   -26.76%        N/A                 -32.75%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -35.11%        N/A                 -53.90%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -34.97%        N/A                 -53.53%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                    -33.36%        N/A                 -53.56%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -27.80%        N/A                 -27.09%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                    -29.57%       -2.57%                -9.00%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                -23.55%        N/A                 -45.94%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock               -26.99%       -6.79%               -15.85%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                          -26.77%       -6.77%               -10.75%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index               -22.77%        N/A                 -38.75%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value               -23.43%        N/A                 -25.61%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities           -42.86%       -8.99%                 3.13%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -27.97%        N/A                 -51.71%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                     -21.00%        N/A                 -28.13%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                     -24.61%       -3.99%                 4.05%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                  -32.87%        N/A                 -51.53%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation              -35.35%        N/A                 -48.91%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                      -30.27%       -7.71%               -11.54%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                  -28.15%       -5.68%                 2.21%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                     -32.75%        N/A                 -47.46%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities             -32.17%        N/A                 -52.07%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -26.67%        N/A                 -36.96%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity               -32.68%       -3.41%                -9.75%                 01/01/97
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -29.43%       -2.35%                 4.23%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                         -28.81%        N/A                 -54.44%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities             -4.61%       -1.21%                -9.18%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Value               -12.49%        0.10%               -13.11%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                     -16.29%        N/A                 -38.82%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                             -28.08%       -2.66%               -10.18%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                         -27.86%        N/A                 -37.47%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation               -28.49%        N/A                 -36.36%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                 -21.92%        N/A                 -44.99%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                   -29.48%       -2.90%                 6.56%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -30.23%        N/A                 -24.19%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                     -19.28%        0.62%                 0.43%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                    -21.76%        0.49%                 4.62%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                          -20.29%       -6.34%               -13.46%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                        -13.40%       -3.94%               -12.35%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                      1.25%        3.44%                -1.65%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                        12.07%        2.56%                 5.32%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                        1.79%        N/A                 -12.53%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond             2.17%        4.87%                 5.12%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                    0.01%        5.45%                 6.11%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities              0.39%        4.81%                 4.84%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                       -6.02%        2.32%                 2.54%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -26.09%       -6.39%               -14.48%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -21.59%       -3.28%               -11.73%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -16.14%       -0.77%                -9.78%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                -10.69%        1.53%                -8.09%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative             -5.38%        3.64%                -6.72%                 01/07/97
-----------------------------------------------------------------------------------------------------

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER           DATE(A)
-----------------------------------------------------------------------------------------------------
Internet Technology               -42.07%        N/A                 -49.12%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                       -19.35%       -6.03%               -12.03%                 01/01/97
-----------------------------------------------------------------------------------------------------
Telecommunications                -51.82%        N/A                 -51.34%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology              -45.42%      -10.44%                -7.60%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap           -23.21%       -5.88%                -3.67%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                   -32.89%        N/A                 -17.90%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                 -30.79%       -7.00%                -6.31%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company            -34.73%       -4.26%                -1.21%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend               -31.42%        N/A                 -10.05%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                   -27.55%        N/A                 -13.96%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -35.86%        N/A                 -31.56%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -35.72%        N/A                 -30.98%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                    -34.12%        N/A                 -41.46%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -28.58%        N/A                 -12.99%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                    -30.34%       -3.43%                -0.15%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                -24.35%        N/A                 -19.46%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock               -27.78%       -7.72%                -6.49%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                          -27.55%       -7.70%                -3.60%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index               -23.57%        N/A                 -21.85%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value               -24.23%        N/A                 -11.16%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities           -43.58%       -9.91%                 2.32%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -28.75%        N/A                 -28.22%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                     -21.81%        N/A                  -7.94%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                     -25.40%       -4.92%                 3.21%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                  -33.63%        N/A                 -27.95%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation              -36.10%        N/A                 -31.18%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                      -31.04%       -8.63%                -2.43%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                  -28.92%       -6.60%                 1.33%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                     -33.51%        N/A                 -21.75%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities             -32.94%        N/A                 -28.76%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -27.45%        N/A                 -19.50%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity               -33.44%       -4.27%                 0.49%                 01/01/97
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -30.20%       -3.22%                 3.35%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                         -29.59%        N/A                 -32.40%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities            -5.48%        -2.28%                 0.95%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Value               -13.33%       -0.88%                -2.02%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                     -17.11%        N/A                  -8.65%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                             -28.86%       -3.62%                -0.09%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                         -28.64%        N/A                 -20.17%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation               -29.27%        N/A                 -18.71%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                 -22.73%        N/A                 -18.02%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                   -30.25%       -3.79%                 5.75%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -31.00%        N/A                  -9.42%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                     -20.10%       -0.32%                 6.89%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                    -22.56%       -0.42%                 3.72%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                          -21.10%       -7.32%                -3.79%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                        -14.23%       -4.93%                -2.58%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                      0.36%        2.46%                 4.54%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                        11.08%        1.55%                 4.38%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                        0.90%        N/A                   4.66%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond             1.27%        3.90%                 4.15%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                   -0.88%        4.50%                 5.16%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities             -0.51%        3.84%                 3.86%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                       -6.89%        1.35%                 1.52%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -26.87%       -7.35%                -4.93%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -22.40%       -4.22%                -1.81%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -16.97%       -1.71%                 0.37%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                -11.54%        0.59%                 2.27%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative             -6.24%        2.69%                 3.81%                 01/07/97
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,            INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER           DATE
----------------------------------------------------------------------------------------------------
Internet Technology               -41.34%        N/A                 -59.20%                05/01/00
----------------------------------------------------------------------------------------------------
Pacific Rim                       -18.53%       -5.08%               -14.36%                10/04/94
----------------------------------------------------------------------------------------------------
Telecommunications                -51.13%        N/A                 -66.85%                04/30/01
----------------------------------------------------------------------------------------------------
Science & Technology              -44.70%       -9.61%               -16.93%                01/01/97
----------------------------------------------------------------------------------------------------
International Small Cap           -22.40%       -4.99%               -12.13%                03/04/96
----------------------------------------------------------------------------------------------------
Health Sciences                   -32.13%        N/A                 -44.91%                04/30/01
----------------------------------------------------------------------------------------------------
Aggressive Growth                 -30.02%       -6.08%               -15.68%                01/01/97
----------------------------------------------------------------------------------------------------
Emerging Small Company            -33.98%       -3.38%               -11.22%                01/01/97
----------------------------------------------------------------------------------------------------
Small Company Blend               -30.65%        N/A                 -24.74%                05/03/99
----------------------------------------------------------------------------------------------------
Small Cap Index                   -26.76%        N/A                 -32.75%                05/01/00
----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -35.11%        N/A                 -53.90%                04/30/01
----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -34.97%        N/A                 -53.53%                04/30/01
----------------------------------------------------------------------------------------------------
Dynamic Growth                    -33.36%        N/A                 -53.56%                05/01/00
----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -27.80%        N/A                 -27.09%                05/03/99
----------------------------------------------------------------------------------------------------
All Cap Growth                    -29.57%       -2.57%                -9.00%                03/04/96
----------------------------------------------------------------------------------------------------
Financial Services                -23.55%        N/A                 -45.94%                04/30/01
----------------------------------------------------------------------------------------------------
International Stock               -26.99%       -6.79%               -15.85%                01/01/97
----------------------------------------------------------------------------------------------------
Overseas                          -26.77%       -6.77%               -10.75%                01/09/95
----------------------------------------------------------------------------------------------------
International Index               -22.77%        N/A                 -38.75%                05/01/00
----------------------------------------------------------------------------------------------------
International Value               -23.43%        N/A                 -25.61%                05/03/99
----------------------------------------------------------------------------------------------------
Strategic Opportunities           -42.86%       -8.99%                 3.13%                06/18/85
----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -27.97%        N/A                 -51.71%                04/30/01
----------------------------------------------------------------------------------------------------
Mid Cap Index                     -21.00%        N/A                 -28.13%                05/01/00
----------------------------------------------------------------------------------------------------
Global Equity                     -24.61%       -3.99%                 4.05%                03/18/88
----------------------------------------------------------------------------------------------------
Strategic Growth                  -32.87%        N/A                 -51.53%                04/30/01
----------------------------------------------------------------------------------------------------
Capital Appreciation              -35.35%        N/A                 -48.91%                11/01/00
----------------------------------------------------------------------------------------------------
All Cal Core                      -30.27%       -7.71%               -11.54%                07/15/96
----------------------------------------------------------------------------------------------------
Large Cap Growth                  -28.15%       -5.68%                 2.21%                08/03/89
----------------------------------------------------------------------------------------------------
All Cap Value                     -32.75%        N/A                 -47.46%                04/30/01
----------------------------------------------------------------------------------------------------
Capital Opportunities             -32.17%        N/A                 -52.07%                04/30/01
----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -26.67%        N/A                 -36.96%                05/01/00
----------------------------------------------------------------------------------------------------
Quantitative Equity               -32.68%       -3.41%                 5.22%                04/30/87
----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -29.43%       -2.35%                 4.23%                12/11/92
----------------------------------------------------------------------------------------------------
Utilities                         -28.81%        N/A                 -54.44%                04/30/01
----------------------------------------------------------------------------------------------------
Real Estate Securities             -4.61%       -1.21%                 6.60%                04/30/87
----------------------------------------------------------------------------------------------------
Small Company Value               -12.49%        0.10%               -13.11%                10/01/97
----------------------------------------------------------------------------------------------------
Mid Cap Value                     -16.29%        N/A                 -38.82%                04/30/01
----------------------------------------------------------------------------------------------------
Value                             -28.08%       -2.66%               -10.18%                01/01/97
----------------------------------------------------------------------------------------------------
500 Index                         -27.86%        N/A                 -37.47%                05/01/00
----------------------------------------------------------------------------------------------------
Tactical Allocation               -28.49%        N/A                 -36.36%                05/01/00
----------------------------------------------------------------------------------------------------
Fundamental Value                 -21.92%        N/A                 -44.99%                04/30/01
----------------------------------------------------------------------------------------------------
Growth & Income                   -29.48%       -2.90%                 6.56%                04/23/91
----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -30.23%        N/A                 -24.19%                05/03/99
----------------------------------------------------------------------------------------------------
Equity Income                     -19.28%        0.62%                 0.43%                02/19/93
----------------------------------------------------------------------------------------------------
Income & Value                    -21.76%        0.49%                 4.62%                08/03/89
----------------------------------------------------------------------------------------------------
Balanced                          -20.29%       -6.34%               -13.46%                01/01/97
----------------------------------------------------------------------------------------------------
High Yield                        -13.40%       -3.94%               -12.35%                01/01/97
----------------------------------------------------------------------------------------------------
Strategic Bond                      1.25%        3.44%                -1.65%                02/19/93
----------------------------------------------------------------------------------------------------
Global Bond                        12.07%        2.56%                 5.32%                03/18/88
----------------------------------------------------------------------------------------------------
Total Return                        1.79%        N/A                 -12.53%                05/03/99
----------------------------------------------------------------------------------------------------
Investment Quality Bond             2.17%        4.87%                 5.12%                06/18/85
----------------------------------------------------------------------------------------------------
Diversified Bond                    0.01%        5.45%                 6.11%                08/03/89
----------------------------------------------------------------------------------------------------
U.S. Govn't Securities              0.39%        4.81%                 4.84%                03/18/88
----------------------------------------------------------------------------------------------------
Money Market                       -6.02%        2.32%                 2.54%                06/18/85
----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -26.09%       -6.39%               -14.48%                01/07/97
----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -21.59%       -3.28%               -11.73%                01/07/97
----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -16.14%       -0.77%                -9.78%                01/07/97
----------------------------------------------------------------------------------------------------
Lifestyle Moderate                -10.69%        1.53%                -8.09%                01/07/97
----------------------------------------------------------------------------------------------------
Lifestyle Conservative             -5.38%        3.64%                -6.72%                01/07/97
----------------------------------------------------------------------------------------------------
American International            -21.08%        0.28%               -10.99%                04/30/97
----------------------------------------------------------------------------------------------------
American Growth                   -29.92%        4.26%                -4.53%                04/30/97
----------------------------------------------------------------------------------------------------
American Growth - Income          -24.30%        1.25%                -7.88%                04/30/97
----------------------------------------------------------------------------------------------------
American Blue Chip - Income       -28.65%         N/A                -51.54%                07/05/01
----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER           DATE
-----------------------------------------------------------------------------------------------------
Internet Technology               -42.07%        N/A                 -49.12%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                       -19.35%       -6.03%                -8.19%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                -51.82%        N/A                 -51.34%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology              -45.42%      -10.44%                -7.60%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap           -23.21%       -5.88%                -3.67%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                   -32.89%        N/A                 -17.90%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                 -30.79%       -7.00%                -6.31%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company            -34.73%       -4.26%                -1.21%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend               -31.42%        N/A                 -10.05%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                   -27.55%        N/A                 -13.96%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -35.86%        N/A                 -31.56%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -35.72%        N/A                 -30.98%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                    -34.12%        N/A                 -41.46%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -28.58%        N/A                 -12.99%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                    -30.34%       -3.43%                -0.15%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                -24.35%        N/A                 -19.46%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock               -27.78%       -7.72%                -6.49%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                          -27.55%       -7.70%                -3.60%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index               -23.57%        N/A                 -21.85%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value               -24.23%        N/A                 -11.16%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities           -43.58%       -9.91%                 2.32%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -28.75%        N/A                 -28.22%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                     -21.81%        N/A                  -7.94%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                     -25.40%       -4.92%                 3.21%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                  -33.63%        N/A                 -27.95%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation              -36.10%        N/A                 -31.18%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                      -31.04%       -8.63%                -2.43%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                  -28.92%       -6.60%                 1.33%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                     -33.51%        N/A                 -21.75%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities             -32.94%        N/A                 -28.76%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -27.45%        N/A                 -19.50%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity               -33.44%       -4.27%                 4.39%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -30.20%       -3.22%                 3.35%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                         -29.59%        N/A                 -32.40%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities             -5.48%       -2.28%                 5.72%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value               -13.33%       -0.88%                -2.02%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                     -17.11%        N/A                  -8.65%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                             -28.86%       -3.62%                -0.09%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                         -28.64%        N/A                 -20.17%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation               -29.27%        N/A                 -18.71%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                 -22.73%        N/A                 -18.02%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                   -30.25%       -3.79%                 5.75%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -31.00%        N/A                  -9.42%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                     -20.10%       -0.32%                 6.89%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                    -22.56%       -0.42%                 3.72%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                          -21.10%       -7.32%                -3.79%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                        -14.23%       -4.93%                -2.58%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                      0.36%        2.46%                 4.54%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                        11.08%        1.55%                 4.38%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                        0.90%        N/A                   4.66%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond             1.27%        3.90%                 4.15%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                   -0.88%        4.50%                 5.16%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities             -0.51%        3.84%                 3.86%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                       -6.89%        1.35%                 1.52%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -26.87%       -7.35%                -4.93%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -22.40%       -4.22%                -1.81%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -16.97%       -1.71%                 0.37%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                -11.54%        0.59%                 2.27%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative             -6.24%        2.69%                 3.81%                 01/07/97
-----------------------------------------------------------------------------------------------------
American International            -21.89%       -0.57%                -0.31%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth                   -30.70%        3.45%                 7.08%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth - Income          -25.10%        0.36%                 3.21%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Blue Chip - Income       -29.43%        N/A                 -24.26%                 07/05/01
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER            DATE
-----------------------------------------------------------------------------------------------------
Internet Technology               -38.23%        N/A                 -47.17%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                       -13.97%       -5.08%                -6.85%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                -48.65%        N/A                 -49.23%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology              -41.81%       -9.61%                -6.76%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap           -18.09%       -4.99%                -2.75%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                   -28.43%        N/A                 -14.70%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                 -26.19%       -6.08%                -5.36%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company            -30.40%       -3.38%                -0.35%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend               -26.87%        N/A                  -9.08%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                   -22.73%        N/A                 -11.84%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -31.61%        N/A                 -28.82%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -31.45%        N/A                 -28.24%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                    -29.74%        N/A                 -39.57%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -23.83%        N/A                 -11.92%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                    -25.71%       -2.57%                 0.72%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                -19.31%        N/A                 -16.31%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock               -22.97%       -6.79%                -5.54%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                          -22.73%       -6.77%                -2.65%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index               -18.47%        N/A                 -19.80%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value               -19.18%        N/A                 -10.12%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities           -39.85%       -8.99%                 3.13%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -24.01%        N/A                 -25.37%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                     -16.60%        N/A                  -5.72%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                     -20.43%       -3.99%                 4.05%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                  -29.22%        N/A                 -25.09%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation              -31.86%        N/A                 -28.86%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                      -26.46%       -7.71%                -1.53%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                  -24.20%       -5.68%                 2.21%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                     -29.10%        N/A                 -18.70%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities             -28.48%        N/A                 -25.94%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -22.62%        N/A                 -17.42%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity               -29.02%       -3.41%                 5.22%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -25.56%       -2.35%                 4.23%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                         -24.90%        N/A                 -29.67%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities              0.84%       -1.21%                 6.60%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                -7.54%        0.10%                -0.85%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                     -11.58%        N/A                  -5.13%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                             -24.13%       -2.66%                 0.82%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                         -23.90%        N/A                 -18.11%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation               -24.56%        N/A                 -16.63%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                 -17.58%        N/A                 -14.82%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                   -25.61%       -2.90%                 6.56%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -26.41%        N/A                  -8.41%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                     -14.77%        0.62%                 7.74%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                    -17.41%        0.49%                 4.62%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                          -15.84%       -6.34%                -2.86%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                         -8.51%       -3.94%                -1.62%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                      7.08%        3.44%                 5.50%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                        18.07%        2.56%                 5.32%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                        7.65%        N/A                   5.68%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond             8.05%        4.87%                 5.12%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                    5.75%        5.45%                 6.11%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities              6.16%        4.81%                 4.84%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                       -0.66%        2.32%                 2.54%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -22.01%       -6.39%                -3.98%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -17.23%       -3.28%                -0.89%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -11.42%       -0.77%                 1.30%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                 -5.63%        1.53%                 3.20%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative              0.03%        3.64%                 4.74%                 01/07/97
-----------------------------------------------------------------------------------------------------
American International            -16.68%        0.28%                 0.57%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth                   -26.09%        4.26%                 7.87%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth - Income          -20.11%        1.25%                 4.09%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Blue Chip - Income       -24.74%        N/A                 -20.94%                 07/05/01
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             FOR VENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
      PORTFOLIO                   1 YEAR       5 YEAR          WHICHEVER IS SHORTER           DATE
-----------------------------------------------------------------------------------------------------
Internet Technology               -39.01%        N/A                 -48.16%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                       -14.84%       -6.03%                -8.02%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                -49.38%        N/A                 -49.81%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology              -42.57%      -10.44%                -7.44%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap           -18.94%       -5.88%                -3.54%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                   -29.24%        N/A                 -15.33%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                 -27.01%       -7.00%                -6.16%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company            -31.20%       -4.26%                -1.09%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend               -27.68%        N/A                  -9.83%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                   -23.56%        N/A                 -12.57%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -32.41%        N/A                 -29.41%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -32.25%        N/A                 -28.82%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                    -30.55%        N/A                 -40.42%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -24.66%        N/A                 -12.76%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                    -26.54%       -3.43%                -0.05%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                -20.16%        N/A                 -16.94%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock               -23.80%       -7.72%                -6.34%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                          -23.56%       -7.70%                -3.48%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index               -19.33%        N/A                 -20.56%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value               -20.03%        N/A                 -10.93%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities           -40.61%       -9.91%                 2.32%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -24.84%        N/A                 -25.97%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                     -17.45%        N/A                  -6.46%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                     -21.28%       -4.92%                 3.21%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                  -30.03%        N/A                 -25.70%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation              -32.66%        N/A                 -29.77%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                      -27.28%       -8.63%                -2.31%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                  -25.03%       -6.60%                 1.33%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                     -29.90%        N/A                 -19.30%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities             -29.29%        N/A                 -26.53%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -23.46%        N/A                 -18.18%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity               -29.83%       -4.27%                 4.39%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -26.38%       -3.22%                 3.35%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                         -25.73%        N/A                 -30.28%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities             -0.09%       -2.28%                 5.72%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                -8.43%       -0.88%                -1.88%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                     -12.46%        N/A                  -5.79%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                             -24.96%       -3.62%                 0.02%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                         -24.73%        N/A                 -18.86%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation               -25.39%        N/A                 -17.37%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                 -18.43%        N/A                 -15.45%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                   -26.44%       -3.79%                 5.75%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -27.23%        N/A                  -9.20%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                     -15.63%       -0.32%                 6.93%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                    -18.26%       -0.42%                 3.72%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                          -16.70%       -7.32%                -3.66%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                         -9.40%       -4.93%                -2.46%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                      6.13%        2.46%                 4.60%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                        17.08%        1.55%                 4.38%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                        6.70%        N/A                   4.81%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond             7.09%        3.90%                 4.15%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                    4.81%        4.50%                 5.16%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities              5.21%        3.84%                 3.86%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                       -1.59%        1.35%                 1.52%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -22.84%       -7.35%                -4.79%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -18.08%       -4.22%                -1.69%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -12.30%       -1.71%                 0.48%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                 -6.53%        0.59%                 2.37%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative             -0.90%        2.69%                 3.90%                 01/07/97
-----------------------------------------------------------------------------------------------------
American International            -17.54%       -0.57%                -0.19%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth                   -26.91%        3.45%                 7.16%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth - Income          -20.95%        0.36%                 3.31%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Blue Chip - Income       -25.56%        N/A                 -21.60%                 07/05/01
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR WEALTHMARK III CONTRACTS INVESTING IN THE PORTFOLIOS
                       CALCULATED AS OF DECEMBER 31, 2002
              (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,         INCEPTION
             PORTFOLIO                           1 YEAR       5 YEAR       WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------
Alger American Balanced                          -17.09%       5.62%               7.65%             09/04/89
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged All Cap                 -38.41%       1.32%              11.43%             01/25/95
-------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets                   -17.63%      -5.45%              -5.45%             12/31/97
-------------------------------------------------------------------------------------------------------------
Credit Suisse Global Post Venture Capital        -38.52%      -9.39%              -6.39%             09/30/96
-------------------------------------------------------------------------------------------------------------
Dreyfus VIF Mid Cap Stock                        -18.63%       N/A                -2.09%             05/01/98
-------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                     -33.88%      -5.64%               5.06%             10/15/93
-------------------------------------------------------------------------------------------------------------
Invesco VIF Utilities                            -25.73%      -4.84%               1.51%             01/03/95
-------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth                      -44.98%       N/A               -14.00%             05/03/99
-------------------------------------------------------------------------------------------------------------
Scudder Capital Growth                           -34.10%      -4.88%               4.96%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Global Discovery                         -25.50%       0.10%               2.17%             05/01/96
-------------------------------------------------------------------------------------------------------------
Scudder Growth & Income                          -28.58%      -7.23%               4.08%             05/02/94
-------------------------------------------------------------------------------------------------------------
Scudder Health Sciences                          -28.36%       N/A               -15.19%             05/01/01
-------------------------------------------------------------------------------------------------------------
Scudder International                            -24.16%      -5.89%               2.47%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth                        -35.37%       N/A               -10.22%             05/03/99
-------------------------------------------------------------------------------------------------------------
Scudder Blue Chip                                -27.63%      -4.78%              -2.58%             05/01/97
-------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value                         -20.96%      -0.41%               5.75%             05/01/96
-------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip                         -21.81%       N/A                -5.19%             05/05/98
-------------------------------------------------------------------------------------------------------------
Scudder Government Securities                      0.23%       4.76%               4.68%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Growth                                   -34.30%      -8.63%               2.26%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder High Income                               -7.46%      -2.51%               3.45%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder International Select Equity              -19.71%      -5.42%               2.40%             01/06/92
-------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond                      0.18%       3.81%               4.24%             05/01/96
-------------------------------------------------------------------------------------------------------------
Scudder Money Market                              -5.80%       2.29%               2.43%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth                         -38.03%      -9.58%               2.84%             05/02/94
-------------------------------------------------------------------------------------------------------------
Scudder Technology Growth                        -39.94%       N/A               -14.35%             05/03/99
-------------------------------------------------------------------------------------------------------------
Scudder Total Return                             -20.98%      -1.46%               5.61%             01/01/90
-------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value                          -21.73%       N/A               -16.43%             05/01/01
-------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services                    -15.00%       N/A                -1.32%             05/04/98
-------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity                    -23.79%       N/A                -2.00%             05/04/98
-------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value                       -17.68%      -2.09%               1.18%             05/01/96
-------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth               -32.99%       N/A               -12.37%             10/29/99
-------------------------------------------------------------------------------------------------------------
SVS Focus Value & Growth                         -31.10%      -4.95%               1.17%             05/01/96
-------------------------------------------------------------------------------------------------------------
SVS Index 500                                    -27.90%       N/A               -12.88%             09/01/99
-------------------------------------------------------------------------------------------------------------
SVS Invesco Dynamic Growth                       -35.70%       N/A               -29.03%             05/01/01
-------------------------------------------------------------------------------------------------------------
SVS Janus Growth & Income                        -26.14%       N/A               -11.24%             10/29/99
-------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities                   -35.45%       N/A               -18.92%             10/29/99
-------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value                            N/A         N/A               -24.04%             05/01/02
-------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity                         -43.75%       N/A               -39.93%             05/01/01
-------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth                        -36.97%       N/A               -29.73%             05/01/01
-------------------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR WEALTHMARK III CONTRACTS INVESTING IN THE PORTFOLIOS
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,         INCEPTION
             PORTFOLIO                           1 YEAR       5 YEAR       WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------
Alger American Balanced                          -17.91%       4.77%               6.77%             09/04/89
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged All Cap                 -39.15%       0.55%              10.73%             01/25/95
-------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets                   -18.45%      -6.44%              -6.44%             12/31/97
-------------------------------------------------------------------------------------------------------------
Credit Suisse Global Post Venture Capital        -39.26%     -10.30%              -7.48%             09/30/96
-------------------------------------------------------------------------------------------------------------
Dreyfus VIF Mid Cap Stock                        -19.44%       N/A                -3.08%             05/01/98
-------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                     -34.64%      -6.51%               4.21%             10/15/93
-------------------------------------------------------------------------------------------------------------
Invesco VIF Utilities                            -26.52%      -5.73%               0.65%             01/03/95
-------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth                      -45.69%       N/A               -14.95%             05/03/99
-------------------------------------------------------------------------------------------------------------
Scudder Capital Growth                           -34.85%      -5.75%               4.15%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Global Discovery                         -26.29%      -0.75%               1.28%             05/01/96
-------------------------------------------------------------------------------------------------------------
Scudder Growth & Income                          -29.36%      -8.20%               3.25%             05/02/94
-------------------------------------------------------------------------------------------------------------
Scudder Health Sciences                          -29.14%       N/A               -16.16%             05/01/01
-------------------------------------------------------------------------------------------------------------
Scudder International                            -24.95%      -6.79%               1.64%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth                        -36.12%       N/A               -11.18%             05/03/99
-------------------------------------------------------------------------------------------------------------
Scudder Blue Chip                                -28.41%      -5.70%              -3.51%             05/01/97
-------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value                         -21.77%      -1.35%               4.89%             05/01/96
-------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip                         -22.61%       N/A                -6.19%             05/05/98
-------------------------------------------------------------------------------------------------------------
Scudder Government Securities                     -0.66%       3.80%               3.70%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Growth                                   -35.05%      -9.55%               1.42%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder High Income                               -8.32%      -3.53%               2.53%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder International Select Equity              -20.52%      -6.35%               1.55%             01/06/92
-------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond                     -0.71%       2.84%               3.24%             05/01/96
-------------------------------------------------------------------------------------------------------------
Scudder Money Market                              -6.67%       1.32%               1.41%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth                         -38.77%     -10.49%               2.00%             05/02/94
-------------------------------------------------------------------------------------------------------------
Scudder Technology Growth                        -40.67%       N/A               -15.33%             05/03/99
-------------------------------------------------------------------------------------------------------------
Scudder Total Return                             -21.79%      -2.38%               4.74%             01/01/90
-------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value                          -22.54%       N/A               -17.39%             05/01/01
-------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services                    -15.83%       N/A                -2.34%             05/04/98
-------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity                    -24.59%       N/A                -3.00%             05/04/98
-------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value                       -18.50%      -3.11%               0.19%             05/01/96
-------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth               -33.75%       N/A               -13.50%             10/29/99
-------------------------------------------------------------------------------------------------------------
SVS Focus Value & Growth                         -31.87%      -5.85%               0.31%             05/01/96
-------------------------------------------------------------------------------------------------------------
SVS Index 500                                    -28.68%       N/A               -14.01%             09/01/99
-------------------------------------------------------------------------------------------------------------
SVS Invesco Dynamic Growth                       -36.45%       N/A               -29.99%             05/01/01
-------------------------------------------------------------------------------------------------------------
SVS Janus Growth & Income                        -26.93%       N/A               -12.40%             10/29/99
-------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities                   -36.20%       N/A               -20.16%             10/29/99
-------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value                            N/A         N/A               -24.72%             05/01/02
-------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity                         -44.47%       N/A               -40.90%             05/01/01
-------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth                        -37.71%       N/A               -30.68%             05/01/01
-------------------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR WEALTHMARK III CONTRACTS INVESTING IN THE PORTFOLIOS
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
             PORTFOLIO                           1 YEAR      5 YEAR       WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------
Alger American Balanced                          -12.44%       5.62%               7.65%             09/04/89
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged All Cap                 -35.12%       1.32%              11.43%             01/25/95
-------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets                   -13.01%      -5.45%              -5.45%             12/31/97
-------------------------------------------------------------------------------------------------------------
Credit Suisse Global Post Venture Capital        -35.24%      -9.39%              -6.39%             09/30/96
-------------------------------------------------------------------------------------------------------------
Dreyfus VIF Mid Cap Stock                        -14.07%       N/A                -2.09%             05/01/98
-------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                     -30.30%      -5.64%               5.06%             10/15/93
-------------------------------------------------------------------------------------------------------------
Invesco VIF Utilities                            -21.63%      -4.84%               1.51%             01/03/95
-------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth                      -42.10%       N/A               -14.00%             05/03/99
-------------------------------------------------------------------------------------------------------------
Scudder Capital Growth                           -30.53%      -4.88%               4.96%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Global Discovery                         -21.38%       0.10%               2.17%             05/01/96
-------------------------------------------------------------------------------------------------------------
Scudder Growth & Income                          -24.66%      -7.23%               4.08%             05/02/94
-------------------------------------------------------------------------------------------------------------
Scudder Health Sciences                          -24.43%       N/A               -12.89%             05/01/01
-------------------------------------------------------------------------------------------------------------
Scudder International                            -19.95%      -5.89%               2.47%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth                        -31.88%       N/A               -10.22%             05/03/99
-------------------------------------------------------------------------------------------------------------
Scudder Blue Chip                                -23.65%      -4.78%              -2.58%             05/01/97
-------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value                         -16.55%      -0.41%               5.75%             05/01/96
-------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip                         -17.46%       N/A                -5.19%             05/05/98
-------------------------------------------------------------------------------------------------------------
Scudder Government Securities                      5.99%       4.76%               4.68%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Growth                                   -30.74%      -8.63%               2.26%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder High Income                               -2.19%      -2.51%               3.45%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder International Select Equity              -15.22%      -5.42%               2.40%             01/06/92
-------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond                      5.93%       3.81%               4.24%             05/01/96
-------------------------------------------------------------------------------------------------------------
Scudder Money Market                              -0.42%       2.29%               2.43%             01/01/90
-------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth                         -34.71%      -9.58%               2.84%             05/02/94
-------------------------------------------------------------------------------------------------------------
Scudder Technology Growth                        -36.75%       N/A               -14.35%             05/03/99
-------------------------------------------------------------------------------------------------------------
Scudder Total Return                             -16.57%      -1.46%               5.61%             01/01/90
-------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value                          -17.37%       N/A               -14.17%             05/01/01
-------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services                    -10.21%       N/A                -1.32%             05/04/98
-------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity                    -19.57%       N/A                -2.00%             05/04/98
-------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value                       -13.06%      -2.09%               1.18%             05/01/96
-------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth               -29.36%       N/A               -12.37%             10/29/99
-------------------------------------------------------------------------------------------------------------
SVS Focus Value & Growth                         -27.35%      -4.95%               1.17%             05/01/96
-------------------------------------------------------------------------------------------------------------
SVS Index 500                                    -23.94%       N/A               -12.88%             09/01/99
-------------------------------------------------------------------------------------------------------------
SVS Invesco Dynamic Growth                       -32.24%       N/A               -27.20%             05/01/01
-------------------------------------------------------------------------------------------------------------
SVS Janus Growth & Income                        -22.06%       N/A               -11.24%             10/29/99
-------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities                   -31.97%       N/A               -18.92%             10/29/99
-------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value                            N/A         N/A               -19.83%             05/01/02
-------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity                         -40.80%       N/A               -38.49%             05/01/01
-------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth                        -33.58%       N/A               -27.92%             05/01/01
-------------------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR WEALTHMARK III CONTRACTS INVESTING IN THE PORTFOLIOS
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
             PORTFOLIO                           1 YEAR      5 YEAR       WHICHEVER IS SHORTER        DATE
------------------------------------------------------------------------------------------------------------
Alger American Balanced                          -13.31%      4.77%                6.77%            09/04/89
------------------------------------------------------------------------------------------------------------
Alger American Leveraged All Cap                 -35.90%      0.55%               10.77%            01/25/95
------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets                   -13.89%     -6.44%               -6.44%            12/31/97
------------------------------------------------------------------------------------------------------------
Credit Suisse Global Post Venture Capital        -36.02%    -10.30%               -7.32%            09/30/96
------------------------------------------------------------------------------------------------------------
Dreyfus VIF Mid Cap Stock                        -14.94%       N/A                -2.93%            05/01/98
------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                     -31.10%     -6.51%                4.28%            10/15/93
------------------------------------------------------------------------------------------------------------
Invesco VIF Utilities                            -22.47%     -5.73%                0.74%            01/03/95
------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth                      -42.86%       N/A               -14.70%            05/03/99
------------------------------------------------------------------------------------------------------------
Scudder Capital Growth                           -31.33%     -5.75%                4.15%            01/01/90
------------------------------------------------------------------------------------------------------------
Scudder Global Discovery                         -22.22%     -0.75%                1.38%            05/01/96
------------------------------------------------------------------------------------------------------------
Scudder Growth & Income                          -25.49%     -8.20%                3.32%            05/02/94
------------------------------------------------------------------------------------------------------------
Scudder Health Sciences                          -25.26%       N/A               -13.53%            05/01/01
------------------------------------------------------------------------------------------------------------
Scudder International                            -20.80%     -6.79%                1.64%            01/01/90
------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth                        -32.68%       N/A               -10.96%            05/03/99
------------------------------------------------------------------------------------------------------------
Scudder Blue Chip                                -24.48%     -5.70%               -3.37%            05/01/97
------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value                         -17.41%     -1.35%                4.97%            05/01/96
------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip                         -18.31%       N/A                -6.02%            05/05/98
------------------------------------------------------------------------------------------------------------
Scudder Government Securities                      5.04%      3.80%                3.70%            01/01/90
------------------------------------------------------------------------------------------------------------
Scudder Growth                                   -31.55%     -9.55%                1.42%            01/01/90
------------------------------------------------------------------------------------------------------------
Scudder High Income                               -3.10%     -3.53%                2.53%            01/01/90
------------------------------------------------------------------------------------------------------------
Scudder International Select Equity              -16.08%     -6.35%                1.55%            01/06/92
------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond                      4.98%      2.84%                3.32%            05/01/96
------------------------------------------------------------------------------------------------------------
Scudder Money Market                              -1.35%      1.32%                1.41%            01/01/90
------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth                         -35.50%    -10.49%                2.08%            05/02/94
------------------------------------------------------------------------------------------------------------
Scudder Technology Growth                        -37.52%       N/A               -15.08%            05/03/99
------------------------------------------------------------------------------------------------------------
Scudder Total Return                             -17.43%     -2.38%                4.74%            01/01/90
------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value                          -18.23%       N/A               -14.80%            05/01/01
------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services                    -11.10%       N/A                -2.20%            05/04/98
------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity                    -20.41%       N/A                -2.85%            05/04/98
------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value                       -13.93%     -3.11%                0.29%            05/01/96
------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth               -30.16%       N/A               -13.25%            10/29/99
------------------------------------------------------------------------------------------------------------
SVS Focus Value & Growth                         -28.16%     -5.85%                0.41%            05/01/96
------------------------------------------------------------------------------------------------------------
SVS Index 500                                    -24.76%       N/A               -13.76%            09/01/99
------------------------------------------------------------------------------------------------------------
SVS Invesco Dynamic Growth                       -33.03%       N/A               -27.79%            05/01/01
------------------------------------------------------------------------------------------------------------
SVS Janus Growth & Income                        -22.90%       N/A               -12.16%            10/29/99
------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities                   -32.77%       N/A               -19.86%            10/29/99
------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value                            N/A         N/A               -28.43%            05/01/02
------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity                         -41.56%       N/A               -39.04%            05/01/01
------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth                        -34.37%       N/A               -28.50%            05/01/01
------------------------------------------------------------------------------------------------------------

                                   APPENDIX B



                         ACCUMULATION UNIT VALUE TABLES

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                   INVESTING IN SERIES I AND SERIES II SHARES
                              (REFLECTING GEM ONLY)



---------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                SERIES II SHARES

                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                      2001            $ 12.500000    $  7.690427           0.000             N/A            N/A             N/A
                      2002               7.690427       6.453868         560.300     $ 12.500000    $ 11.351894         701.737
---------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM EMERGING MARKETS TRUST
                      2001            $ 12.500000    $ 10.483420         360.596             N/A            N/A             N/A
                      2002              10.483420      10.146089         536.842     $ 12.500000    $  9.899754           0.000
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS TRUST
                      2001            $ 12.500000    $  8.705111           0.000             N/A            N/A             N/A
                      2002               8.705111       7.657238           0.000     $ 12.500000    $  5.330021           0.000
---------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
                      2001            $ 12.500000    $  7.661917       4,076.040             N/A            N/A             N/A
                      2002               7.661917       5.993162       5,579.965     $ 12.500000    $  9.283395       2,920.058
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP TRUST
                      2001            $ 12.500000    $ 10.388191         321.473             N/A            N/A             N/A
                      2002              10.388191       9.548061       9,733.778     $ 12.500000    $  9.859838       4,059.978
---------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES TRUST
                      2001            $ 12.500000    $ 11.751823       3,598.598             N/A            N/A             N/A
                      2002              11.751823       9.415806      14,361.492     $ 12.500000    $ 10.605710       1,956.184
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH TRUST
                      2001            $ 12.500000    $  9.801939       2,666.360             N/A            N/A             N/A
                      2002              11.751823       8.194374       9,419.920     $ 12.500000    $  9.544114       6,243.719
---------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Trust
                      2001            $ 12.500000    $  9.728980       2,557.349             N/A            N/A             N/A
                      2002               9.728980       8.416899      28,909.994     $ 12.500000    $  9.531326       5,713.661
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
                      2001            $ 12.500000    $  9.636300      10,681.436             N/A            N/A             N/A
                      2002               9.636300       8.894344      12,145.071     $ 12.500000    $  9.062208      10,083.866
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Trust
                      2001            $ 12.500000    $ 10.341106       1,265.966             N/A            N/A             N/A
                      2002              10.341106       9.577659       2,659.538     $ 12.500000    $  9.478339       7,333.911
---------------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH TRUST
                      2001            $ 12.500000    $  9.468651       3,435.679             N/A            N/A             N/A
                      2002               9.468651       7.562801       4,725.650     $ 12.500000    $ 10.096656         533.247
---------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH TRUST
                      2001            $ 12.500000    $  8.831343       6,574.516             N/A            N/A             N/A
                      2002               8.831343       7.725162       8,012.941     $ 12.500000    $  9.670263       5,623.792
---------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES TRUST
                      2001            $ 12.500000    $  9.357722       1,097.118             N/A            N/A             N/A
                      2002               9.357722       7.984018       1,517.263     $ 12.500000    $  9.398841       1,507.603
---------------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK TRUST
                      2001            $ 12.500000    $ 10.392180       6,546.912             N/A            N/A             N/A
                      2002              10.392180       9.490451      11,558.376     $ 12.500000    $ 10.090950       2,326.869
---------------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH TRUST
                      2001            $ 12.500000    $  9.902928       8,373.552             N/A            N/A             N/A
                      2002               9.902928       8.641749      19,501.523     $ 12.500000    $ 10.008595       6,014.623
---------------------------------------------------------------------------------------------------------------------------------


SAI

---------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                SERIES II SHARES

                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES TRUST
                      2001            $ 12.500000    $ 10.803194           0.000             N/A            N/A             N/A
                      2002              10.803194       9.518501      25,104.462     $ 12.500000    $ 10.221472       5,272.648
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS TRUST
                      2001            $ 12.500000    $ 10.595459         172.741             N/A            N/A             N/A
                      2002              10.595459       8.775947       2,344.688     $ 12.500000    $  9.632245       5,459.444
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX TRUST
                      2001            $ 12.500000    $ 10.827855         467.423             N/A            N/A             N/A
                      2002              10.827855       9.290490         368.305     $ 12.500000    $ 10.131997       7,116.720
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK TRUST
                      2001            $ 12.500000    $ 10.723456       1,576.665             N/A            N/A             N/A
                      2002              10.723456       8.938910      28,119.338     $ 12.500000    $  9.665705       3,736.092
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
                      2001            $ 12.500000    $ 11.627790       6,137.003             N/A            N/A             N/A
                      2002            $ 11.627790       9.647340      13,225.803     $ 12.500000    $  9.764733       7,880.999
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION TRUST
                      2001            $ 12.500000    $ 10.241815       4,836.997             N/A            N/A             N/A
                      2002              10.241815       8.078245      39,622.807     $ 12.500000    $  9.538178       6,957.129
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
                      2001            $ 12.500000    $  9.297465       9,469.243             N/A            N/A             N/A
                      2002               9.297465       6.544483       7,523.139     $ 12.500000    $  8.189696       7,937.097
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP TRUST
                      2001            $ 12.500000    $  9.994509           0.000             N/A            N/A             N/A
                      2002               9.994509       8.390229       2,462.706     $ 12.500000    $  9.852784           0.000
---------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
                      2001            $ 12.500000    $ 10.509813       3,202.583             N/A            N/A             N/A
                      2002              10.509813      10.251258       1,169.486     $ 12.500000    $  9.983954      11,949.506
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY TRUST
                      2001            $ 12.500000    $ 10.446866       1,126.162             N/A            N/A             N/A
                      2002              10.446866       9.017096      18,264.626     $ 12.500000    $ 10.309521       2,808.259
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
                      2001            $ 12.500000    $  9.919052       3,809.560             N/A            N/A             N/A
                      2002               9.919052       8.323706       6,654.758     $ 12.500000    $ 10.355534       1,104.969
---------------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE TRUST(FORMERLY GROWTH)
                      2001            $ 12.500000    $ 10.282961         214.163             N/A            N/A             N/A
                      2002              10.282961       8.586561         643.963     $ 12.500000    $ 10.509596         103.790
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH TRUST
                      2001            $ 12.500000    $ 10.339934       9,275.998             N/A            N/A             N/A
                      2002              10.339934       8.660404      47,632.005     $ 12.500000    $ 10.084538      13,458.985
---------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE TRUST
                      2001            $ 12.500000    $ 10.676595       1,015.252             N/A            N/A             N/A
                      2002              10.676595       8.887248       7,884.497     $ 12.500000    $  9.647188       2,321.283
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES TRUST
                      2001            $ 12.500000    $  9.914127       1,245.059             N/A            N/A             N/A
                      2002               9.914127       8.262230      46,866.191     $ 12.500000    $  9.797175       2,161.638
---------------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX TRUST
                      2001            $ 12.500000    $ 10.609390         181.718             N/A            N/A             N/A
                      2002              10.609390       9.147475       8,489.039     $ 12.500000    $ 10.197284       3,576.462
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST
                      2001            $ 12.500000    $ 10.103650       4,145.231             N/A            N/A             N/A
                      2002              10.103650       7.939443       7,005.498     $ 12.500000    $ 10.061635           0.000
---------------------------------------------------------------------------------------------------------------------------------


SAI

---------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                SERIES II SHARES

                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
         SUB ACCOUNT                 START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
                      2001            $ 12.500000    $ 10.740236       6,709.983             N/A            N/A             N/A
                      2002              10.740236       9.022933      67,959.553     $ 12.500000    $ 10.199546      16,288.968
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES TRUST
                      2001            $ 12.500000    $ 10.584188         566.883             N/A            N/A             N/A
                      2002              10.584188       7.960992      17,158.605     $ 12.500000    $ 10.855356       6,121.768
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES TRUST
                      2001            $ 12.500000    $ 12.072788      11,075.865             N/A            N/A             N/A
                      2002              12.072788      12.483003      18,135.216     $ 12.500000    $ 11.810352      18,309.132
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE TRUST
                      2001            $ 12.500000    $ 10.988112      13,189.096             N/A            N/A             N/A
                      2002              10.988112      11.640194      41,340.100     $ 12.500000    $ 10.201010      17,079.549
---------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE TRUST
                      2001            $ 12.500000    $ 11.519405      11,864.345             N/A            N/A             N/A
                      2002              11.519405      11.452627      44,437.034     $ 12.500000    $ 10.823274      31,341.306
---------------------------------------------------------------------------------------------------------------------------------
VALUE TRUST
                      2001            $ 12.500000    $ 10.847582       8,999.203             N/A            N/A             N/A
                      2002              10.847582       9.053320      26,507.744     $ 12.500000    $  9.487504      13,838.954
---------------------------------------------------------------------------------------------------------------------------------
500 INDEX TRUST
                      2001            $ 12.500000    $ 10.695438       6,320.795             N/A            N/A             N/A
                      2002              10.695438       8.948424      30,754.296     $ 12.500000    $ 10.202778      16,209.832
---------------------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION TRUST
                      2001            $ 12.500000    $ 10.671865           0.000             N/A            N/A             N/A
                      2002              10.671865       8.828827      12,394.026     $ 12.500000    $ 10.130181           0.000
---------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE TRUST
                      2001            $ 12.500000    $ 10.936228      40,941.549             N/A            N/A             N/A
                      2002              10.936228       9.923939      40,455.330     $ 12.500000    $ 10.539789      16,531.675
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME TRUST
                      2001            $ 12.500000    $ 10.884665      31,887.654             N/A            N/A             N/A
                      2002              10.884665       8.843472      46,297.690     $ 12.500000    $ 10.283785      11,646.991
---------------------------------------------------------------------------------------------------------------------------------
U. S. LARGE CAP VALUE TRUST
                      2001            $ 12.500000    $ 10.349858      13,437.861             N/A            N/A             N/A
                      2002              10.349858       8.863588      68,918.955     $ 12.500000    $  9.893359       7,783.868
---------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME TRUST
                      2001            $ 12.500000    $ 11.329142      28,696.920             N/A            N/A             N/A
                      2002              11.329142      10.333675      72,428.985     $ 12.500000    $ 10.399131      34,829.444
---------------------------------------------------------------------------------------------------------------------------------
INCOME & VALUE TRUST
                      2001            $ 12.500000    $ 11.015976       7,959.120             N/A            N/A             N/A
                      2002              11.015976      10.136519      27,011.975     $ 12.500000    $ 10.824045      13,976.027
---------------------------------------------------------------------------------------------------------------------------------
BALANCED TRUST
                      2001            $ 12.500000    $ 11.132648           0.000             N/A            N/A             N/A
                      2002              11.132648       9.965324       4,034.642     $ 12.500000    $ 11.253183         136.921
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
                      2001            $ 12.500000    $ 11.637500       3,623.802             N/A            N/A             N/A
                      2002              11.637500      10.951578      54,490.826     $ 12.500000    $ 11.691304       6,914.915
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND TRUST
                      2001            $ 12.500000    $ 12.572709       4,812.113             N/A            N/A             N/A
                      2002              12.572709      13.519486       7,865.342     $ 12.500000    $ 13.011678       7,419.166
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND TRUST
                      2001            $ 12.500000    $ 13.064724       1,820.950             N/A            N/A             N/A
                      2002              13.064724      14.926222       9,636.647     $ 12.500000    $ 14.281750       9,520.727
---------------------------------------------------------------------------------------------------------------------------------


SAI

---------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                SERIES II SHARES

                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
                      2001            $ 12.500000    $ 12.864283      46,567.936             N/A            N/A             N/A
                      2002              12.864283      13.741449     124,496.018     $ 12.500000    $ 13.304234      52,590.626
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND TRUST
                      2001            $ 12.500000    $ 12.615182      36,248.640             N/A            N/A             N/A
                      2002              12.615182      13.535125      25,766.811     $ 12.500000    $ 13.315887      10,777.108
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND TRUST
                      2001            $ 12.500000    $ 12.706724      26,251.697             N/A            N/A             N/A
                      2002              12.706724      13.381106      16,141.076     $ 12.500000    $ 13.164614      10,498.796
---------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES TRUST
                      2001            $ 12.500000    $ 12.791442      26,818.196             N/A            N/A             N/A
                      2002              12.791442      13.444151      42,239.361     $ 12.500000    $ 13.090912      15,548.248
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST
                      2001            $ 12.500000    $ 12.526930     121,925.606             N/A            N/A             N/A
                      2002              12.526930      12.441060      61,394.174     $ 12.500000    $ 12.427253      65,331.305
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST
                      2001            $ 12.500000    $ 10.497692       1,949.167             N/A            N/A             N/A
                      2002              10.497692       9.217842      19,679.633     $ 12.500000    $  9.995815       4,668.600
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE GROWTH 820 TRUST
                      2001            $ 12.500000    $  8.831343       6,574.516             N/A            N/A             N/A
                      2002               8.831343       9.963377      75,942.195     $ 12.500000    $ 10.656315      57,208.893
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE BALANCED 640 TRUST
                      2001            $ 12.500000    $ 11.439392       6,122.718             N/A            N/A             N/A
                      2002              11.439392      10.782427     183,344.011     $ 12.500000    $ 11.322585      62,764.805
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
                      2001            $ 12.500000    $ 11.859365       8,967.344             N/A            N/A             N/A
                      2002              11.859365      11.600405      34,203.571     $ 12.500000    $ 11.876927      45,874.096
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280 TRUST
                      2001            $ 12.500000    $ 12.313413       4,878.823             N/A            N/A             N/A
                      2002              12.313413      12.487808      11,177.980     $ 12.500000    $ 12.459034      77,793.167
---------------------------------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited under the subaccounts on August 1, 2001.


SAI

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                   INVESTING IN SERIES I AND SERIES II SHARES
                 (REFLECTING THE ANNUAL STEP DEATH BENEFIT ONLY)



---------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                SERIES II SHARES

                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                      2001            $ 12.500000    $  7.690427            0.000            N/A            N/A              N/A
                      2002               7.690427       6.467649       38,297.517    $ 12.500000    $ 11.362739       13,050.677
---------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM EMERGING MARKETS TRUST
                      2001            $ 12.500000    $ 10.483420          360.596            N/A            N/A              N/A
                      2002              10.483420      10.167731       33,771.577    $ 12.500000    $  9.909224      103,642.184
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS TRUST
                      2001            $ 12.500000    $  8.705111            0.000            N/A            N/A              N/A
                      2002               8.705111       5.341391       42,557.688    $ 12.500000    $  9.940269       45,807.524
---------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
                      2001            $ 12.500000    $  7.661917        4,076.040            N/A            N/A              N/A
                      2002               7.661917       6.005954      282,493.775    $ 12.500000    $  9.292277      202,175.152
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP TRUST
                      2001            $ 12.500000    $ 10.388191          321.473            N/A            N/A              N/A
                      2002              10.388191       9.568402       27,695.361    $ 12.500000    $  9.869257       78,980.168
---------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES TRUST
                      2001            $ 12.500000    $ 11.751823        3,598.598            N/A            N/A              N/A
                      2002              11.751823       9.435859      339,355.378    $ 12.500000    $ 10.615849      255,642.399
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH TRUST
                      2001            $ 12.500000    $  9.801939        2,666.360            N/A            N/A              N/A
                      2002               9.801939       8.211854      263,220.039    $ 12.500000    $  9.553245      276,402.999
---------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Trust
                      2001            $ 12.500000    $  9.728980        2,557.349            N/A            N/A              N/A
                      2002               9.728980       8.434835      284,440.452    $ 12.500000    $  9.540441      284,419.851
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
                      2001            $ 12.500000    $  9.636300       10,681.436            N/A            N/A              N/A
                      2002               9.636300       8.913306      364,615.052    $ 12.500000    $  9.070868      478,149.929
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Trust
                      2001            $ 12.500000    $ 10.341106        1,265.966            N/A            N/A              N/A
                      2002              10.341106       9.598062      198,216.391    $ 12.500000    $  9.487407      268,338.397
---------------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH TRUST
                      2001            $ 12.500000    $  9.468651        3,435.679            N/A            N/A              N/A
                      2002               9.468651       7.578932      140,674.467    $ 12.500000    $ 10.106305       82,532.924
---------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH TRUST
                      2001            $ 12.500000    $  8.831343        6,574.516            N/A            N/A              N/A
                      2002               8.831343       7.741651      265,994.406    $ 12.500000    $  9.679507      221,357.476
---------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES TRUST
                      2001            $ 12.500000    $  9.357722        1,097.118            N/A            N/A              N/A
                      2002               9.357722       8.001037      118,911.203    $ 12.500000    $  9.407834      113,069.636
---------------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK TRUST
                      2001            $ 12.500000    $ 10.392180        6,546.912            N/A            N/A              N/A
                      2002              10.392180       9.510684      411,914.172    $ 12.500000    $ 10.100601      470,778.078
---------------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH TRUST
                      2001            $ 12.500000    $  9.902928        8,373.552            N/A            N/A              N/A
                      2002               9.902928       8.660177      251,748.591    $ 12.500000    $ 10.018167      228,301.904
---------------------------------------------------------------------------------------------------------------------------------


SAI

---------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                SERIES II SHARES

                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES TRUST
                      2001            $ 12.500000    $ 10.803194            0.000            N/A            N/A              N/A
                      2002              10.803194       9.538791      162,475.313    $ 12.500000    $ 10.231240      175,573.663
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS TRUST
                      2001            $ 12.500000    $ 10.595459          172.741            N/A            N/A              N/A
                      2002              10.595459       8.794649      152,626.951    $ 12.500000    $  9.641458      252,299.503
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX TRUST
                      2001            $ 12.500000    $ 10.827855          467.423            N/A            N/A              N/A
                      2002              10.827855       9.310304      120,981.965    $ 12.500000    $ 10.141693      146,400.603
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK TRUST
                      2001            $ 12.500000    $ 10.723456        1,576.665            N/A            N/A              N/A
                      2002              10.723456       8.957969      176,545.951    $ 12.500000    $  9.674956      284,864.857
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
                      2001            $ 12.500000    $ 10.641116        4,570.825            N/A            N/A              N/A
                      2002              10.641116       9.667908      288,964.592    $ 12.500000    $  9.774073      872,144.546
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION TRUST
                      2001            $ 12.500000    $ 10.241815        4,836.997            N/A            N/A              N/A
                      2002              10.241815       8.095466      367,923.801    $ 12.500000    $  9.547302      397,347.464
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
                      2001            $ 12.500000    $  9.297465        9,469.243            N/A            N/A              N/A
                      2002               9.297465       6.558439      296,124.095    $ 12.500000    $  8.197543      258,021.566
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP TRUST
                      2001            $ 12.500000    $  9.994509            0.000            N/A            N/A              N/A
                      2002               9.994509       8.408113       57,203.421    $ 12.500000    $  9.862213       59,909.837
---------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
                      2001            $ 12.500000    $ 10.509813        3,202.583            N/A            N/A              N/A
                      2002              10.509813      10.273100      258,650.888    $ 12.500000    $  9.993492      346,117.528
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY TRUST
                      2001            $ 12.500000    $ 10.446866        1,126.162            N/A            N/A              N/A
                      2002              10.446866       9.036317      174,249.716    $ 12.500000    $ 10.319378      215,904.575
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
                      2001            $ 12.500000    $  9.919052        3,809.560            N/A            N/A              N/A
                      2002               9.919052       8.341450      582,523.980    $ 12.500000    $ 10.365441      313,889.778
---------------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE TRUST(FORMERLY GROWTH)
                      2001            $ 12.500000    $ 10.282961          214.163            N/A            N/A              N/A
                      2002              10.282961       8.604872      113,181.446    $ 12.500000    $ 10.519639       98,189.821
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH TRUST
                      2001            $ 12.500000    $ 10.339934        9,275.998            N/A            N/A              N/A
                      2002              10.339934       8.678872      672,721.321    $ 12.500000    $ 10.094184      635,201.532
---------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE TRUST
                      2001            $ 12.500000    $ 10.676595        1,015.252            N/A            N/A              N/A
                      2002              10.676595       8.906189      164,435.151    $ 12.500000    $  9.656423      194,899.279
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES TRUST
                      2001            $ 12.500000    $  9.914127        1,245.059            N/A            N/A              N/A
                      2002               9.914127       8.279854      253,288.770    $ 12.500000    $  9.806543      141,908.640
---------------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX TRUST
                      2001            $ 12.500000    $ 10.609390          181.718            N/A            N/A              N/A
                      2002              10.609390       9.166981      128,272.908    $ 12.500000    $ 10.207029      156,620.182
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST
                      2001            $ 12.500000    $ 10.103650        4,145.231            N/A            N/A              N/A
                      2002              10.103650       7.956370      119,235.376    $ 12.500000    $ 10.071259       50,343.081
---------------------------------------------------------------------------------------------------------------------------------


SAI

---------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                SERIES II SHARES

                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
         SUB ACCOUNT                 START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
                      2001            $ 12.500000    $ 10.740236        6,709.983            N/A            N/A              N/A
                      2002              10.740236       9.042156      733,780.293    $ 12.500000    $ 10.209299      746,218.150
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES TRUST
                      2001            $ 12.500000    $ 10.584188          566.883            N/A            N/A              N/A
                      2002              10.584188       7.977953      119,237.326    $ 12.500000    $ 10.865724      101,439.992
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES TRUST
                      2001            $ 12.500000    $ 12.072788       11,075.865            N/A            N/A              N/A
                      2002              12.072788      12.509571      255,265.895    $ 12.500000    $ 11.821624      457,392.387
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE TRUST
                      2001            $ 12.500000    $ 10.988112       13,189.096            N/A            N/A              N/A
                      2002              10.988112      11.664988      661,004.896    $ 12.500000    $ 10.210756      929,346.283
---------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE TRUST
                      2001            $ 12.500000    $ 11.519405       11,864.345            N/A            N/A              N/A
                      2002              11.519405      11.477020      869,846.758    $ 12.500000    $ 10.833606    1,190,733.865
---------------------------------------------------------------------------------------------------------------------------------
VALUE TRUST
                      2001            $ 12.500000    $ 10.847582        8,999.203            N/A            N/A              N/A
                      2002              10.847582       9.072620      217,662.722    $ 12.500000    $  9.496575      195,801.885
---------------------------------------------------------------------------------------------------------------------------------
500 INDEX TRUST
                      2001            $ 12.500000    $ 10.695438        6,320.795            N/A            N/A              N/A
                      2002              10.695438       8.967490      930,639.727    $ 12.500000    $ 10.212534    1,294,116.703
---------------------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION TRUST
                      2001            $ 12.500000    $ 10.671865            0.000            N/A            N/A              N/A
                      2002              10.671865       8.847644      134,625.763    $ 12.500000    $ 10.139860      121,427.222
---------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE TRUST
                      2001            $ 12.500000    $ 10.936228       40,941.549            N/A            N/A              N/A
                      2002              10.936228       9.945065    1,103,459.692    $ 12.500000    $ 10.549867      929,985.056
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME TRUST
                      2001            $ 12.500000    $ 10.884665       31,887.654            N/A            N/A              N/A
                      2002              10.884665       8.862332    1,025,161.946    $ 12.500000    $ 10.293610      701,295.856
---------------------------------------------------------------------------------------------------------------------------------
U. S. LARGE CAP VALUE TRUST
                      2001            $ 12.500000    $ 10.349858       13,437.861            N/A            N/A              N/A
                      2002              10.349858       8.882477      805,400.198    $ 12.500000    $  9.902818    1,174,328.001
---------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME TRUST
                      2001            $ 12.500000    $ 11.329142       28,696.920            N/A            N/A              N/A
                      2002              11.329142      10.355686    1,276,619.642    $ 12.500000    $ 10.409074    1,472,896.353
---------------------------------------------------------------------------------------------------------------------------------
INCOME & VALUE TRUST
                      2001            $ 12.500000    $ 11.015976        7,959.120            N/A            N/A              N/A
                      2002              11.015976      10.158114      448,378.309    $ 12.500000    $ 10.834389      389,937.221
---------------------------------------------------------------------------------------------------------------------------------
BALANCED TRUST
                      2001            $ 12.500000    $ 11.132648            0.000            N/A            N/A              N/A
                      2002              11.132648       9.986556      106,411.251    $ 12.500000    $ 11.263935       84,674.457
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
                      2001            $ 12.500000    $ 11.637500        3,623.802            N/A            N/A              N/A
                      2002              11.637500      10.974884      256,237.922    $ 12.500000    $ 11.702451      310,509.187
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND TRUST
                      2001            $ 12.500000    $ 12.572709        4,812.113            N/A            N/A              N/A
                      2002              12.572709      13.548238      123,232.236    $ 12.500000    $ 13.024081      198,913.321
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND TRUST
                      2001            $ 12.500000    $ 13.064724        1,820.950            N/A            N/A              N/A
                      2002              13.064724      14.957944      159,585.226    $ 12.500000    $ 14.295351      207,523.292
---------------------------------------------------------------------------------------------------------------------------------


SAI

---------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                SERIES II SHARES

                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR   AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
                      2001            $ 12.500000    $ 12.864283       46,567.936            N/A            N/A              N/A
                      2002              12.864283      13.770668    1,827,799.656    $ 12.500000    $ 13.316914    2,269,393.450
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND TRUST
                      2001            $ 12.500000    $ 12.615182       36,248.640            N/A            N/A              N/A
                      2002              12.615182      13.563910      338,463.127    $ 12.500000    $ 13.328579      419,580.407
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND TRUST
                      2001            $ 12.500000    $ 12.706724       26,251.697            N/A            N/A              N/A
                      2002              12.706724      13.409549      305,029.981    $ 12.500000    $ 13.177160      253,045.577
---------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES TRUST
                      2001            $ 12.500000    $ 12.791442       26,818.196            N/A            N/A              N/A
                      2002              12.791442      13.472743      639,739.797    $ 12.500000    $ 13.103404    1,055,374.904
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST
                      2001            $ 12.500000    $ 12.526930      121,925.606            N/A            N/A              N/A
                      2002              12.526930      12.467518    1,722,514.006    $ 12.500000    $ 12.439109    1,967,421.340
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST
                      2001            $ 12.500000    $ 10.497692        1,949.167            N/A            N/A              N/A
                      2002              10.497692       9.237487      292,430.875    $ 12.500000    $ 10.005369      622,163.137
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE GROWTH 820 TRUST
                      2001            $ 12.500000    $  8.831343        6,574.516            N/A            N/A              N/A
                      2002               8.831343       9.984603    1,801,132.836    $ 12.500000    $ 10.666497    2,318,975.083
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE BALANCED 640 TRUST
                      2001            $ 12.500000    $ 11.439392        6,122.718            N/A            N/A              N/A
                      2002              11.439392      10.805397    1,798,667.957    $ 12.500000    $ 11.333399    2,866,630.475
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
                      2001            $ 12.500000    $ 11.859365        8,967.344            N/A            N/A              N/A
                      2002              11.859365      11.625111      851,567.308    $ 12.500000    $ 11.888265    1,246,184.119
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280 TRUST
                      2001            $ 12.500000    $ 12.313413        4,878.823            N/A            N/A              N/A
                      2002              12.313413      12.514382      394,634.367    $ 12.500000    $ 12.470921      785,172.800
---------------------------------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited under the subaccounts on August 1, 2001.


SAI

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                          INVESTING IN SERIES I SHARES
                 (REFLECTING THE ANNUAL STEP DEATH BENEFIT ONLY)



----------------------------------------------------------------------------------------------------------
                                                                      SERIES I SHARES
                                                      ----------------------------------------------------
                                                      UNIT VALUE AT    UNIT VALUE AT    NUMBER OF UNITS AT
                   SUB ACCOUNT                        START OF YEAR     END OF YEAR     END OF YEAR TOTAL
----------------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------
                      2001                             $ 12.500000      $ 10.299734              0.000
                      2002                               10.299734         9.936083          4,671.340
----------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------
                      2001                             $ 12.500000      $ 10.610880              0.000
                      2002                                10.61088        10.007673         14,836.312
----------------------------------------------------------------------------------------------------------
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
----------------------------------------------------------------------------------------------------------
                      2001                             $ 12.500000      $ 10.234680              0.000
                      2002                                10.23468        11.490081              0.000
----------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited to the sub-accounts on August 1, 2001.



           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                          INVESTING IN SERIES I SHARES
                              (REFLECTING GEM ONLY)



----------------------------------------------------------------------------------------------------------
                                                                     SERIES I SHARES
                                                      ----------------------------------------------------
                                                      UNIT VALUE AT    UNIT VALUE AT    NUMBER OF UNITS AT
                   SUB ACCOUNT                        START OF YEAR     END OF YEAR     END OF YEAR TOTAL
----------------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------
                      2001                             $ 12.500000      $ 10.299734          $ 0.000
                      2002                               10.299734         9.914958          $ 0.000
----------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------
                      2001                             $ 12.500000      $ 10.610880          $ 0.000
                      2002                                10.61088         9.986389          $ 0.000
----------------------------------------------------------------------------------------------------------
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
----------------------------------------------------------------------------------------------------------
                      2001                             $ 12.500000      $ 10.234680          $ 0.000
                      2002                                10.23468        11.465631          $ 0.000
----------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited to the sub-accounts on August 1, 2001.


SAI

                        TABLE OF ACCUMULATION UNIT VALUES
                    FOR CONTRACTS INVESTING IN THE PORTFOLIOS
                              (REFLECTING EER ONLY)



---------------------------------------------------------------------------------------------------------------------------
                                                                                   PORTFOLIO SHARES

                                                             UNIT VALUE AT START    UNIT VALUE AT END    NUMBER OF UNITS AT
                      SUB ACCOUNT                                  OF YEAR               OF YEAR             END OF YEAR
---------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
                      2002                                      $ 12.500000            $ 12.791987             229.301
Alger American Leveraged AllCap Portfolio
                      2002                                      $ 12.500000            $ 12.621953               0.000
Credit Suisse Trust-Emerging Markets Portfolio
                      2002                                      $ 12.500000            $ 13.331808               0.000
Credit Suisse Trust-Global Post-Venture Capital Portfolio
                      2002                                      $ 12.500000            $ 13.547045               0.000
Dreyfus I.P. MidCap Stock Portfolio
                      2002                                      $ 12.500000            $ 13.831872              73.782
Dreyfus Socially Responsible Growth Fund, Inc.
                      2002                                      $ 12.500000            $ 13.755178               0.000
INVESCO VIF-Utilities Fund Portfolio
                      2002                                      $ 12.500000            $ 13.743092               0.000
Scudder 21st Century Growth Portfolio
                      2002                                      $ 12.500000            $ 13.653242               0.000
Scudder Capital Growth Portfolio
                      2002                                      $ 12.500000            $ 13.657668               0.000
Scudder Global Discovery Portfolio
                      2002                                      $ 12.500000            $ 14.316452               0.000
Scudder Growth and Income Portfolio
                      2002                                      $ 12.500000            $ 13.660571             145.470
Scudder Health Sciences Portfolio
                      2002                                      $ 12.500000            $ 13.018514               0.000
Scudder International Portfolio
                      2002                                      $ 12.500000            $ 13.328040               0.000
Scudder Aggressive Growth Portfolio
                      2002                                      $ 12.500000            $ 14.718819               0.000
Scudder Blue Chip Portfolio
                      2002                                      $ 12.500000            $ 13.469073             148.888
Scudder Contrarian Value Portfolio
                      2002                                      $ 12.500000            $ 13.991219              35.581
Scudder Global Blue Chip Portfolio
                      2002                                      $ 12.500000            $ 13.611606               0.000
Scudder Government Securities Portfolio
                      2002                                      $ 12.500000            $ 12.603573           8,466.131
Scudder Growth Portfolio
                      2002                                      $ 12.500000            $ 13.661467             103.042
Scudder High Income Portfolio
                      2002                                      $ 12.500000            $ 13.272482               0.000
Scudder International Select Equity Portfolio
                      2002                                      $ 12.500000            $ 13.537530               0.000
Scudder Investment Grade Bond Portfolio
                      2002                                      $ 12.500000            $ 12.647192              81.083
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                   PORTFOLIO SHARES

                                                             UNIT VALUE AT START    UNIT VALUE AT END    NUMBER OF UNITS AT
                     SUB ACCOUNT                                   OF YEAR               OF YEAR             END OF YEAR
---------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio
                      2002                                      $ 12.500000            $ 12.480608           4,801.106
Scudder Small Cap Growth Portfolio
                      2002                                      $ 12.500000            $ 14.233923               0.000
Scudder Technology Growth Portfolio
                      2002                                      $ 12.500000            $ 15.708046               0.000
Scudder Total Return Portfolio
                      2002                                      $ 12.500000            $ 13.174261               0.000
SVS Davis Venture Value Portfolio
                      2002                                      $ 12.500000            $ 14.088206               0.000
SVS Dreman Financial Services Portfolio
                      2002                                      $ 12.500000            $ 14.595358               0.000
SVS Dreman High Return Equity Portfolio
                      2002                                      $ 12.500000            $ 14.559609             138.956
SVS Dreman Small Cap Value Portfolio
                      2002                                      $ 12.500000            $ 13.640594              37.684
SVS Eagle Focused Large Cap Growth Portfolio
                      2002                                      $ 12.500000            $ 13.670845             103.227
SVS Focus Value + Growth Portfolio
                      2002                                      $ 12.500000            $ 14.134232               0.000
SVS Index 500 Portfolio
                      2002                                      $ 12.500000            $ 13.996807               0.000
SVS INVESCO Dynamic Growth Portfolio
                      2002                                      $ 12.500000            $ 14.390377               0.000
SVS Janus Growth And Income Portfolio
                      2002                                      $ 12.500000            $ 13.526110               0.000
SVS Janus Growth Opportunities Portfolio
                      2002                                      $ 12.500000            $ 13.843345               0.000
SVS MFS Strategic Value Portfolio
                      2002                                      $ 12.500000            $ 14.482088              99.324
SVS Oak Strategic Equity Portfolio
                      2002                                      $ 12.500000            $ 15.323762               0.000
SVS Turner MidCap Growth Portfolio
                      2002                                      $ 12.500000            $ 13.966986               0.000
----------------------------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited under the subaccounts on September 16, 2002.

                        TABLE OF ACCUMULATION UNIT VALUES
                    FOR CONTRACTS INVESTING IN THE PORTFOLIOS
                  (REFLECTING THE ANNUAL STEP-UP BENEFIT ONLY)



--------------------------------------------------------------------------------------------------------------------------------
                                                                                   PORTFOLIO SHARES

                                                           UNIT VALUE AT START OF   UNIT VALUE AT END OF  NUMBER OF UNITS AT END
                      SUB ACCOUNT                                   YEAR                    YEAR                OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
                      2002                                       $ 12.500000            $ 12.796458            11,414.084
Alger American Leveraged AllCap Portfolio
                      2002                                       $ 12.500000            $ 12.626368             1,336.222
Credit Suisse Trust-Emerging Markets Portfolio
                      2002                                       $ 12.500000            $ 13.336460             1,931.212
Credit Suisse Trust-Global Post-Venture Capital Portfolio
                      2002                                       $ 12.500000            $ 13.551769             1,615.485
Dreyfus I.P. MidCap Stock Portfolio
                      2002                                       $ 12.500000            $ 13.836696             5,695.837
Dreyfus Socially Responsible Growth Fund, Inc.
                      2002                                       $ 12.500000            $ 13.759985             1,306.705
INVESCO VIF-Utilities Fund Portfolio
                      2002                                       $ 12.500000            $ 13.747885             1,823.181
Scudder 21st Century Growth Portfolio
                      2002                                       $ 12.500000            $ 13.658008               989.246
Scudder Capital Growth Portfolio
                      2002                                       $ 12.500000            $ 13.662440             4,372.220
Scudder Global Discovery Portfolio
                      2002                                       $ 12.500000            $ 14.321443             3,797.455
Scudder Growth and Income Portfolio
                      2002                                       $ 12.500000            $ 13.665335             6,457.425
Scudder Health Sciences Portfolio
                      2002                                       $ 12.500000            $ 13.023056             4,412.806
Scudder International Portfolio
                      2002                                       $ 12.500000            $ 13.332685             9,751.860
Scudder Aggressive Growth Portfolio
                      2002                                       $ 12.500000            $ 14.723944               470.322
Scudder Blue Chip Portfolio
                      2002                                       $ 12.500000            $ 13.473780             2,597.985
Scudder Contrarian Value Portfolio
                      2002                                       $ 12.500000            $ 13.996098             9,720.752
Scudder Global Blue Chip Portfolio
                      2002                                       $ 12.500000            $ 13.616358             1,208.114
Scudder Government Securities Portfolio
                      2002                                       $ 12.500000            $ 12.607976            46,032.754
Scudder Growth Portfolio
                      2002                                       $ 12.500000            $ 13.666240             5,289.917
Scudder High Income Portfolio
                      2002                                       $ 12.500000            $ 13.277116            27,804.553
Scudder International Select Equity Portfolio
                      2002                                       $ 12.500000            $ 13.542248             1,326.431
Scudder Investment Grade Bond Portfolio
                      2002                                       $ 12.500000            $ 12.651613            29,070.229
Scudder Money Market Portfolio
                      2002                                       $ 12.500000            $ 12.484967            49,847.090
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   PORTFOLIO SHARES

                                                           UNIT VALUE AT START OF   UNIT VALUE AT END OF  NUMBER OF UNITS AT END
                      SUB ACCOUNT                                   YEAR                    YEAR                OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio
                      2002                                       $ 12.500000             $ 14.238890             3,408.981
Scudder Technology Growth Portfolio
                      2002                                       $ 12.500000             $ 15.713519             3,145.451
Scudder Total Return Portfolio
                      2002                                       $ 12.500000             $ 13.178863            25,559.719
SVS Davis Venture Value Portfolio
                      2002                                       $ 12.500000             $ 14.093117             8,692.062
SVS Dreman Financial Services Portfolio
                      2002                                       $ 12.500000             $ 14.600449             5,062.831
SVS Dreman High Return Equity Portfolio
                      2002                                       $ 12.500000             $ 14.564687            19,423.957
SVS Dreman Small Cap Value Portfolio
                      2002                                       $ 12.500000             $ 13.645356            11,420.094
SVS Eagle Focused Large Cap Growth Portfolio
                      2002                                       $ 12.500000             $ 13.675618             4,672.862
SVS Focus Value + Growth Portfolio
                      2002                                       $ 12.500000             $ 14.139159            16,571.279
SVS Index 500 Portfolio
                      2002                                       $ 12.500000             $ 14.001691            19,677.998
SVS INVESCO Dynamic Growth Portfolio
                      2002                                       $ 12.500000             $ 14.395388                68.593
SVS Janus Growth And Income Portfolio
                      2002                                       $ 12.500000             $ 13.530838             6,019.476
SVS Janus Growth Opportunities Portfolio
                      2002                                       $ 12.500000             $ 13.848177             1,485.465
SVS MFS Strategic Value Portfolio
                      2002                                       $ 12.500000             $ 14.487138             4,525.314
SVS Oak Strategic Equity Portfolio
                      2002                                       $ 12.500000             $ 15.329108             6,840.004
SVS Turner MidCap Growth Portfolio
                      2002                                       $ 12.500000             $ 13.971871             4,425.663
--------------------------------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited under the subaccounts on September 16, 2002.

                                   APPENDIX C


                          AUDITED FINANCIAL STATEMENTS

                             THE MANUFACTURERS LIFE
                                INSURANCE COMPANY
                                    (U.S.A.)








                              AUDITED CONSOLIDATED
                              FINANCIAL STATEMENTS

                                   YEARS ENDED
                        DECEMBER 31, 2002, 2001 AND 2000












================================================================================
                            [MANULIFE FINANCIAL-LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000




                                    CONTENTS




REPORT OF INDEPENDENT AUDITORS..............................................  1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS
     CONSOLIDATED BALANCE SHEETS............................................  2
     CONSOLIDATED STATEMENTS OF INCOME......................................  3
     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS..............  4
     CONSOLIDATED STATEMENTS OF CASH FLOWS..................................  5
     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.............................  7

                         REPORT OF INDEPENDENT AUDITORS



THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of
December 31, 2002 and 2001, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States.

As described in note 1, The Manufacturers Life Insurance Company (U.S.A.) merged with Manulife Reinsurance Corporation (U.S.A.) on January 1, 2002. The comparative financial statements represent the combined financial statements of The Manufacturers Life Insurance Company (U.S.A.) and Manulife Reinsurance Corporation (U.S.A.).


                                                      Ernst & Young LLP


Philadelphia, Pennsylvania
March 28, 2003

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

As at December 31 ($US millions)

ASSETS                                                             2002         2001
                                                                 --------     --------

INVESTMENTS:
Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2002  $10,816; 2001 $10,526)   $11,869      $11,004
   Equity (cost: 2002 $714; 2001 $809)                                679          845
Mortgage loans                                                      1,921        1,675
Real estate                                                         1,078        1,037
Policy loans                                                        2,369        2,226
Short-term investments                                                919          695
                                                                  -------      -------
TOTAL INVESTMENTS                                                 $18,835      $17,482
                                                                  -------      -------
Cash and cash equivalents                                         $   103      $   112
Deferred acquisition costs                                          2,731        2,375
Net deferred tax asset                                                 --           59
Due from affiliates                                                   561          580
Amounts recoverable from reinsurers                                 1,069          804
Other assets                                                          674          728
Separate account assets                                            29,929       30,217
                                                                  -------      -------
TOTAL ASSETS                                                      $53,902      $52,357
                                                                  =======      =======
LIABILITIES, CAPITAL AND SURPLUS

LIABILITIES:
Policyholder liabilities and accruals                             $19,302      $18,174
Notes payable                                                         370          390
Net deferred tax liability                                            196           --
Due to affiliate                                                       65          250
Other liabilities                                                     858          657
Separate account liabilities                                       29,929       30,217
                                                                  -------      -------
TOTAL LIABILITIES                                                 $50,720      $49,688
                                                                  =======      =======
CAPITAL AND SURPLUS:
Capital stock                                                     $     5      $     5
Retained earnings                                                   2,666        2,511
Accumulated other comprehensive income                                511          153
                                                                  -------      -------
TOTAL CAPITAL AND SURPLUS                                         $ 3,182      $ 2,669
                                                                  -------      -------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                            $53,902      $52,357
                                                                  =======      =======

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($US millions)                                       2002       2001      2000
-------------------------------                    -------    -------   -------
REVENUE:
   Premiums                                        $ 1,002    $ 1,044   $ 1,001
   Fee income                                          930        903       958
   Net investment income                             1,157      1,184     1,207
   Net realized investment (losses) gains             (222)        56       129
   Other                                                 4         13        (3)
                                                   -------    -------   -------
TOTAL REVENUE                                      $ 2,871    $ 3,200   $ 3,292
                                                   -------    -------   -------
BENEFITS AND EXPENSES:
   Policyholder benefits and claims                $ 1,606    $ 1,734   $ 1,744
   Operating expenses and commissions                  575        617       652
   Amortization of deferred acquisition costs           92        276       217
   Interest expense                                     42         46        59
   Policyholder dividends                              370        348       339
                                                   -------    -------   -------
TOTAL BENEFITS AND EXPENSES                        $ 2,685    $ 3,021   $ 3,011
                                                   -------    -------   -------
INCOME BEFORE INCOME TAXES                             186        179       281
                                                   -------    -------   -------
INCOME TAX EXPENSE                                      31         34        70
                                                   -------    -------   -------
NET INCOME                                         $   155    $   145   $   211
                                                   =======    =======   =======


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                              ACCUMULATED
                                                                                 OTHER           TOTAL
FOR THE YEARS ENDED DECEMBER 31                       CAPITAL    RETAINED    COMPREHENSIVE    CAPITAL AND
($US millions)                                         STOCK     EARNINGS    INCOME (LOSS)      SURPLUS
-------------------------------                       -------    --------    -------------    -----------
BALANCE, JANUARY 1, 2000 (PREVIOUSLY REPORTED)        $     5     $ 1,990       $   128         $ 2,123
Adjustments to reflect January 1, 2002 merger of
   The Manufacturers Life Insurance Company (U.S.A)
   and Manulife Reinsurance Corporation (U.S.A.)           --         165           (12)            153
                                                      -------     -------       -------         -------
BALANCE, JANUARY 1, 2000 (RESTATED)                   $     5     $ 2,155       $   116         $ 2,276
Comprehensive income                                       --         211           187             398
                                                      -------     -------       -------         -------
BALANCE, DECEMBER 31, 2000                            $     5     $ 2,366       $   303         $ 2,674
Comprehensive income                                       --         145          (150)             (5)
Capital contribution                                       --         125            --             125
Dividend to shareholder                                    --        (125)           --            (125)
                                                      -------     -------       -------         -------
BALANCE, DECEMBER 31, 2001                            $     5     $ 2,511       $   153         $ 2,669
Comprehensive income                                       --         155           358             513
                                                      -------     -------       -------         -------
BALANCE, DECEMBER 31, 2002                            $     5     $ 2,666       $   511         $ 3,182
                                                      =======     =======       =======         =======

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($US millions)                                                         2002        2001        2000
-------------------------------                                      --------    --------    --------
OPERATING ACTIVITIES:
   Operating cash inflows:
     Premiums                                                        $  1,018    $  1,014    $  1,013
     Fee income                                                           981         930         962
     Net investment income                                              1,153       1,211       1,180
     Other revenue                                                          4          13          (3)
                                                                     --------    --------    --------
     TOTAL OPERATING CASH INFLOWS                                    $  3,156    $  3,168    $  3,152
   Operating cash outflows:
         Benefit payments                                               1,480       1,378       1,341
      Insurance expenses and taxes                                      1,180       1,193       1,231
      Dividends paid to policyholders                                     358         333         408
      Change in other assets and other liabilities                       (422)        (83)       (324)
                                                                     --------    --------    --------
      TOTAL OPERATING CASH OUTFLOWS                                  $  2,596    $  2,821    $  2,656
                                                                     --------    --------    --------
Net cash provided by operating activities                            $    560    $    347    $    496
                                                                     --------    --------    --------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                    $  8,634    $ 10,623    $  7,053
Fixed-maturity securities purchased                                    (9,082)    (10,743)     (7,360)
Equity securities sold                                                     34         412       1,185
Equity securities purchased                                              (214)       (587)     (1,012)
Mortgage loans advanced                                                  (432)       (334)       (187)
Mortgage loans repaid                                                     186         200         274
Real estate sold                                                            1          39          98
Real estate purchased                                                     (60)        (29)        (58)
Policy loans advanced, net                                               (143)       (228)       (155)
Short-term investments                                                   (224)         33        (334)
Dividend Paid                                                               0        (125)          0
Other investments, net                                                     (4)        (29)         (3)
                                                                     --------    --------    --------
Net cash used in investing activities                                $ (1,304)   $   (768)   $   (499)
                                                                     --------    --------    --------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder account balances      $  1,778    $  1,768    $  1,336
Withdrawals from policyholder account balances                         (1,342)     (1,450)     (1,579)
Unearned revenue (Note 13)                                                168          --          --
Amounts due to affiliates                                                 101         150         200
Principal repayment of amounts due to affiliates                         (211)       (377)         --
Capital Contribution                                                        0         156           0
Net reinsurance recoverable                                               243         121          87
Borrowed (Repaid) Funds                                                    (2)         --          (2)
                                                                     --------    --------    --------
Net cash provided by financing activities                            $    735    $    368    $     42
                                                                     --------    --------    --------
Increase (decrease) in cash and cash equivalents during the period   $     (9)   $    (53)   $     39
Cash and cash equivalents at beginning of year                            112         165         126
                                                                     --------    --------    --------
BALANCE, END OF PERIOD                                               $    103    $    112    $    165
                                                                     ========    ========    ========

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

FOR THE YEARS ENDED DECEMBER 31
($US millions)                                                               2002     2001     2000
-------------------------------                                             ------   ------   ------
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
   NET INCOME                                                                $ 155    $ 145    $ 211
   ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY
     OPERATING ACTIVITIES

     Realized gains/losses and provisions                                      222      (56)    (129)
     Net depreciation, amortization of bond premium discount and other          (5)      27      (27)
       investment related items
     Addition to policyholder liabilities and accruals                         126      356      403
     Deferred acquisition costs                                               (567)    (543)    (590)
     Amortization of deferred acquisition costs                                 92      276      217
     Increase in deferred tax liability, net                                    83       96        4
     Interest expense                                                           42       46       59
     Policyholder dividends                                                     12       15      (69)
     Change in other assets and other liabilities                              422       83      324
     Other, net                                                                (22)     (98)      93
                                                                             -----    -----    -----
NET CASH PROVIDED BY OPERATING ACTIVITIES                                    $ 560    $ 347    $ 496
                                                                             =====    =====    =====

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
                           (IN MILLIONS OF US DOLLARS)



1.   ORGANIZATION AND BASIS OF PRESENTATION

     The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

     Effective January 1, 2002, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), the former direct parent of ManUSA, and The Manufacturers Life Insurance Company of North America ("MNA"), a former subsidiary of ManUSA, were merged with and into ManUSA to continue under the name The Manufacturers Life Insurance Company (U.S.A.). MRC was the sole shareholder of ManUSA. Shares of ManUSA held by MRC were cancelled and ManUSA issued new shares to MRC's sole shareholder, The Manufacturers Investment Corporation ("MIC").

     Pursuant to the merger on January 1, 2002, MRC transferred its 100% interest in Manulife Reinsurance Limited (Bermuda) ("MRL"), a Bermuda based company, to MIC and as a result, MRL remains a sister company to ManUSA and a 100% controlled subsidiary of MIC.

     The amalgamation of ManUSA and MRC represents the combination of businesses under common control and has been accounted for using "pooling-of-interests" accounting. The accompanying comparative financial statements for 2001 and 2000 are restated based on the assumption that the companies have been combined since January 1, 2000 and exclude MRL which is currently a subsidiary of MIC. The following is a reconciliation of the amounts of revenue and net income previously reported for 2001 and 2000 with the restated amounts:


     FOR THE YEARS ENDED DECEMBER 31
     ($US millions)                                     2001         2000
     -------------------------------                   ------       ------
     TOTAL REVENUE:
     As previously reported by ManUSA                  $ 2,859     $ 3,044
     MRC, excluding MRL                                    341         248
                                                       -------     -------
     AS RESTATED                                       $ 3,200     $ 3,292
                                                       -------     -------
     NET INCOME:
     As previously reported by ManUSA                  $    41     $   248
     MRC, excluding MRL                                    104         (37)
                                                       -------     -------
     AS RESTATED                                       $   145     $   211
                                                       -------     -------

     Prior to January 1, 2002, ManUSA and MRC, in the normal course of business, entered into certain reinsurance and administrative transactions. These intercompany transactions have been eliminated in the accompanying consolidated financial statements and in the preceding table.

     In addition, on January 1, 2002, all of the inforce operations of The Manufacturers Life Insurance Company of America, a subsidiary of ManUSA, were transferred to ManUSA by way of an assumption reinsurance agreement and dividend declaration. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Also effective January 1, 2002, Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into ManUSA. All of these transactions have been reflected in these consolidated financial statements at carrying value.

     In December of 2000 through an issuance of shares, the Company acquired the remaining 21.6% minority interest in Manulife-Wood Logan Holding Co. Inc ("MWLH"), a subsidiary of the Company, from MRL Holding, LLC ("MRL-LLC"), an affiliated company. As this was a related party transaction, the purchase was accounted for at MRL-LLC's carrying value and no goodwill was generated.

     ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.


2.   SIGNIFICANT ACCOUNTING POLICIES

     A)   RECENT ACCOUNTING STANDARDS

     The Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 141, "Business Combinations," ("SFAS 141") and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). Both of these Statements were adopted by the Company effective for fiscal periods commencing January 1, 2002. SFAS 141 requires that all business combinations, other than those for businesses under common control, be accounted for using the purchase method and provides specific criteria for recognizing intangible assets separately from goodwill. Under SFAS 142, goodwill and intangible assets with an indefinite useful life are no longer amortized but are reviewed for impairment annually, or more frequently if impairment indicators arise. As at December 31, 2002, goodwill amounted to $40 (2001 - $37). The Company has reviewed the new standards and determined that its goodwill is not impaired.

     The following table presents the net income in accordance with the transitional provisions of SFAS 142 in effect since January 1, 2002:


     FOR THE YEARS ENDED DECEMBER 31
     ($US millions)                                               2001     2000
     -------------------------------                              ----     ----
     Net income as reported                                       $145     $211
     Addback:  Goodwill amortization, net of tax                     2        2
                                                                  ----     ----
     NET INCOME, EXCLUDING GOODWILL AMORTIZATION, NET OF TAX      $147     $213
                                                                  ----     ----

         The FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities," which addresses consolidation of certain variable interest entities by their primary beneficiary. This interpretation is effective for the fiscal or interim period beginning after June 15, 2003 for variable interest entities acquired before February 1, 2003, and immediately for variable interest entities created after January 31, 2003. This interpretation is not expected to have a material impact on the Company's financial results.

     C)  INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary, results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

     D)  DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Both sets of changes are recorded through income. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net losses of $3 after tax, included in other comprehensive income as at December 31, 2002, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

     E)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     F)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

     G)  POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.0%. As at December 31, 2002, participating insurance expressed as a percentage of gross actuarial reserves and account value is 47%.

         For those participating policies inforce as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As at December 31, 2002, $7,691 (2001 - $7,441) of both assets and actuarial liabilities related to the participating policyholders' account is included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2002.

     H)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     I)  REVENUE RECOGNITION

         Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance inforce or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consist of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

     J)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

     K)  REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

     L)  STOCK-BASED COMPENSATION

         Certain of ManUSA's employees are provided compensation in the form of stock options and deferred share units in MFC, the indirect parent of the Company. The intrinsic value method of accounting is used by MFC. As a result, no expense is recognized in either MFC's or ManUSA's income for stock options as the exercise price thereon is set at the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the award grant date. The intrinsic value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units.

     M)  INCOME TAXES

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its direct parent, MIC, and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return. Prior to the reorganization, MNY filed as a member of the consolidated tax return with its direct parent, MNA [note 1]. In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

     N)  FOREIGN EXCHANGE TRANSLATION

         The balance sheet and statement of income of the Company's foreign operations as well as non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date and average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

     O)  COMPARATIVE FIGURES

         Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

     P)  USE OF ESTIMATES

         The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

         During 2002, the Company made significant adjustments to the amortized costs of its fixed-maturity and equity securities by recognizing $177 in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. Also in 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3.       INVESTMENTS AND INVESTMENT INCOME

     A)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2002, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:


                                                                     GROSS                   GROSS
                                                                   UNREALIZED              UNREALIZED
          AS AT DECEMBER 31               AMORTIZED COST             GAINS                   LOSSES                   FAIR VALUE
                                       -------------------     -------------------     --------------------      -------------------
          ($US millions)                 2002        2001        2002        2001        2002         2001         2002        2001
                                       -------     -------     -------     -------     -------      -------      -------     -------
         FIXED-MATURITY SECURITIES:
         U.S. government               $ 2,562     $ 2,115     $   197     $    68     $    --      $   (11)     $ 2,759     $ 2,172
         Foreign governments             1,458       1,346         314         174          --           (2)       1,772       1,518
         Corporate                       6,326       6,303         638         322        (143)        (106)       6,821       6,519
         Asset - backed                    470         762          47          35          (1)          (2)         516         795
                                       -------     -------     -------     -------     -------      -------      -------     -------
         TOTAL FIXED-MATURITY
         SECURITIES                    $10,816     $10,526     $ 1,196     $   599     $  (144)     $  (121)     $11,868     $11,004
                                       -------     -------     -------     -------     -------      -------      -------     -------
         EQUITY SECURITIES             $   714     $   809     $    38     $    93     $   (73)     $   (57)     $   679     $   845
                                       -------     -------     -------     -------     -------      -------      -------     -------

         Proceeds from sales of fixed-maturity securities during 2002 were $8,481 (2001 - $10,710 and 2000 - $7,053). Gross gains and losses of
         $218 and $154 respectively, were realized on those sales (2001 - $230 and $100 respectively, 2000 - $80 and $258 respectively). In addition during 2002, other-than-temporary impairments of $109 (2001 - $73, 2000
         - $83) were recognized in income.


         Proceeds from the sale of equity securities during 2002 were $34 (2001
         - $412 and 2000 - $1,185). Gross gains and losses of $48 and $84 respectively, were realized on those sales (2001 - $20 and $31 respectively, 2000 - $319 and $60 respectively). In addition during 2002, other-than-temporary impairments of $135 (2001 - $48, 2000 - nil) were recognized in income.


         The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

         The contractual maturities of fixed-maturity securities at December 31, 2002 are shown below.


         AS AT DECEMBER 31, 2002
         ($US millions)                                                   AMORTIZED COST        FAIR VALUE
                                                                          --------------        ----------
         Fixed-maturity securities, excluding mortgage-backed securities:
              One year or less                                               $   465             $    475
              Greater than 1; up to 5 years                                    1,668                1,764
              Greater than 5; up to 10 years                                   2,740                2,968
              Due after 10 years                                               5,473                6,150
         Asset - backed securities                                               470                  512
                                                                             -------             --------
         TOTAL FIXED-MATURITY SECURITIES                                     $10,816             $ 11,869
                                                                             =======             ========

         Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

     B)  MORTGAGE LOANS

         Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related specifically identified allowance for mortgage loan losses were as follows:

          AS AT DECEMBER 31
          ($US millions)                                                            2002                  2001
          -------------------------------------------                              -------               ------
          IMPAIRED LOANS                                                           $   80                $   79
                                                                                   -------               ------

          Allowance, January 1                                                     $   50                $   51

          Deductions                                                                  (14)                   (1)
                                                                                   ------                ------
          ALLOWANCE, DECEMBER 31                                                   $   36                $   50
                                                                                   ======                ======


      C) INVESTMENT INCOME

         Income by type of investment was as follows:

          FOR THE YEARS ENDED DECEMBER 31
          ($US millions)                                                 2002            2001             2000
          --------------------------------------------                 --------         ------           ------
          Fixed-maturity securities                                    $  729           $  751           $  794

          Equity securities                                                11               11               11

          Mortgage loans                                                  139              128              126

          Investment real estate                                           88               91              105

          Other investments                                               228              239              231
                                                                       ------           ------           ------

          Gross investment income                                       1,195            1,224            1,267

          Investment expenses                                             (38)             (36)             (60)
                                                                       ------           ------           ------

          NET INVESTMENT INCOME                                        $1,157           $1,184           $1,207
                                                                       ======           ======           ======


      D) SIGNIFICANT EQUITY INTERESTS

         ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC and a 19.6% direct interest in Flex Leasing II, LLC. These investments are accounted for using the equity method whereby ManUSA recognizes its proportionate share of the respective investee's net income or loss. As at December 31, 2002, the sum of total assets for both these investees was $393 (2001 - $396), with total liabilities amounting to $322 (2001
         - $295). For the year ended December 31, 2002, total net loss for both these investees amounted to $0.5 (2001 - $4).

     E)  SECURITIES LENDING

         The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As at December 31, 2002, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $1,316 and $1,407 respectively (2001 - $1,122 and $1,148 respectively)

4.       COMPREHENSIVE INCOME

     A)  TOTAL COMPREHENSIVE INCOME WAS AS FOLLOWS:


          FOR THE YEARS ENDED DECEMBER 31
          ($US millions)                                                     2002            2001           2000
          ---------------------------------------------------------         ------          ------         ------
          NET INCOME                                                        $  155          $  145         $  211
                                                                            ------          ------         ------

          OTHER COMPREHENSIVE INCOME, NET OF DAC, DEFERRED INCOME TAXES
          AND OTHER AMOUNTS REQUIRED TO SATISFY POLICYHOLDER LIABILITIES:
            Unrealized holding gains (losses) arising during the year          269            (118)           228
            Minimum pension liability                                          (25)             (3)            -
            Foreign currency translation                                        44             (13)            (2)
            Less:
              Reclassification adjustment for realized gains and
                losses included in net income                                   70             (16)           (39)
                                                                            ------           -----          -----

          Other comprehensive income                                           358            (150)           187
                                                                            ------           -----          -----

          COMPREHENSIVE INCOME                                              $  513          $   (5)        $  398
                                                                            ------           -----          -----

           Other comprehensive income is reported net of tax expense (benefit) of $169, $(74), and $102 for 2002, 2001 and 2000, respectively.

     B)  ACCUMULATED OTHER COMPREHENSIVE INCOME IS COMPRISED OF THE FOLLOWING:


           AS AT DECEMBER 31
           ($US millions)                                                           2002                   2001
           -------------------------------------------                            -------                 -------
           UNREALIZED GAINS :
                Beginning balance                                                 $   173                 $   307
                Current period change                                                 339                    (134)
                                                                                  -------                 -------

                Ending balance                                                    $   512                 $   173
                                                                                  -------                 -------
           MINIMUM PENSION LIABILITY:
                Beginning balance                                                 $    (3)                $     -
                Current period change                                                 (25)                     (3)
                                                                                  -------                 -------

                Ending balance                                                    $   (28)                $    (3)
                                                                                  -------                 -------
           FOREIGN CURRENCY:
                Beginning balance                                                 $   (17)                $    (4)
                Current period change                                                  44                     (13)
                                                                                  -------                 -------

                Ending balance                                                    $    27                 $   (17)
                                                                                  -------                 -------

           ACCUMULATED OTHER COMPREHENSIVE INCOME                                 $   511                 $   153
                                                                                  =======                 =======

     C)  UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:


         AS AT DECEMBER 31
         ($US millions)                                                             2002                    2001
         --------------------------------------------                              ------                  ------
         Gross unrealized gains                                                    $1,234                  $  692

         Gross unrealized losses                                                     (217)                   (178)

         DAC and other amounts required to satisfy policyholder liabilities          (251)                   (244)

         Deferred income taxes                                                       (254)                    (97)
                                                                                   ------                  ------
         NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE                     $  512                  $  173
                                                                                   ------                  ------



 5.      DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


          FOR THE YEARS ENDED DECEMBER 31
          ($US millions)                                                            2002                   2001
          -------------------------------------------                              -------               --------
          Balance, January 1                                                       $ 2,375               $  2,133
          Capitalization                                                               568                    543
          Amortization                                                                 (92)                  (276)
          Effect of net unrealized gains on securities
            available-for-sale                                                        (118)                   (25)
                                                                                   -------               --------

          BALANCE, DECEMBER 31                                                     $ 2,731               $  2,375
                                                                                   -------               --------



 6.      INCOME TAXES

         The components of income tax expense were as follows:


          FOR THE YEARS ENDED DECEMBER 31
          ($US millions)                                                         2002             2001            2000
          -------------------------------------------                           ------           ------           -----
          Current (benefit) expense                                             $  (52)          $  (62)           $ 66

          Deferred expense                                                          83               96               4
                                                                                ------           ------            ----

          TOTAL INCOME TAX EXPENSE                                              $   31           $   34            $ 70
                                                                                ======           ======            ====


          Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

6.       INCOME TAXES (CONTINUED)

         Deferred income tax assets (liabilities), result from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date. The Company's deferred income tax assets (liabilities) are as follows:

          AS AT DECEMBER 31
          ($US millions)                                                     2002           2001            2000
          --------------------------------------------                      -------        -------         ------
          DEFERRED TAX ASSETS:

               Policy reserves                                              $   576        $   689         $  652

               Investments                                                        5              1             19

               Policyholder dividends payable                                    13             13             11

               Net capital loss carried forward                                   -              -              6

               Net operating loss carried forward                               214             93             41

               Other deferred tax assets                                         60             49             40
                                                                            -------        -------         ------

          Total Deferred tax assets                                         $   868        $   845         $  769
                                                                            -------        -------         ------

          DEFERRED TAX LIABILITIES:

               Deferred acquisition costs                                   $   548        $   431         $  357

               Unrealized gains on securities available-for-sale                349            169            146

               Premiums receivable                                               27             32             23

               Investments                                                       90            117             52

               Other deferred tax liabilities                                    50             37             43
                                                                            -------        -------         ------

          Total Deferred tax liabilities                                    $ 1,064        $   786         $  621
                                                                            -------        -------         ------

          NET DEFERRED TAX (LIABILITIES) ASSETS                             $  (196)       $    59         $  148
                                                                            -------        -------         ------

         ManUSA files a consolidated federal income tax return with its direct parent MIC, and it's subsidiaries, excluding MNY, which files its own separate federal income tax return. Prior to the reorganization, MNY filed as a member of the consolidated tax return with its direct parent, MNA.

         A tax sharing agreement between ManUSA and the various companies sets forth the manner in which each company's provision (benefit) is computed. In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates. Such settlements occur on a periodic basis.

         At December 31, 2002, the Company has operating loss carryforwards of $612 that will begin to expire in 2011, and $1.4 million of tax credits with no expiry limitation. At December 31, 2001 and December 31, 2000, the company had operating loss carryforwards of $266 and $117 respectively that will begin to expire in 2011, and $1.4 and $0.9 million respectively of tax credits with no expiry limitation.


7.       NOTE PAYABLE

         On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to MIC. Both of these debentures mature on February 1, 2022.

         On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. Both of these debentures mature on February 1, 2022. During 2002, a partial principal repayment of $20 on one of the debentures was made.

         Except in the event of insolvency or wind-up of the Company, these instruments may not be redeemed during the period of five years from date of issue without the approval of the Office of the Superintendent of Financial Institutions of Canada. Interest accrued and expensed was $31 for each of 2002, 2001, and 2000. Interest paid was $32, $31, and $31 for 2002, 2001, and 2000, respectively.


8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:


         AS AT DECEMBER 31
         ($US millions)                                                      2002                     2001
         ------------------------------------------------------              ----                     ----
         AUTHORIZED:
              50,000,000 Preferred shares, Par value $1.00                     -                       -
              50,000,000 Common shares, Par value $1.00
         ISSUED AND OUTSTANDING:
              100,000 Preferred shares
              4,728,934 Common shares                                          5                       5
                                                                             ---                      ---

          As part of the reorganization that was effected January 1, 2002, all of ManUSA's outstanding preferred shares and common shares that were held by MRC were redeemed and then reissued to MIC at the same stated value [note 1].

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA, MRC and their life insurance subsidiaries were as follows:

                                                                                        US STATUTORY BASIS
                                                                            -------------------------------------------
         FOR THE YEARS ENDED DECEMBER 31
         ($US millions)                                                                    2001              2000
                                                                            2002       (NOT RESTATED)     (NOT RESTATED)
                                                                           ------      --------------     --------------
         THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
            Net (loss) income                                              $  (396)       $    55            $   200
            Net capital and surplus                                          1,078          1,280              1,384
         THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
            Net loss                                                       $     -        $  (117)           $   (59)
            Net capital and surplus                                              -            212                152
         THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
            Net loss                                                       $     -        $   (20)           $   (19)
            Net capital and surplus                                              -            100                120
         MANULIFE REINSURANCE CORPORATION (U.S.A.):
            Net income                                                     $     -        $   171            $     6
            Net capital and surplus                                              -          1,359              1,280
         THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
            Net loss                                                       $   (26)       $   (26)           $    (3)
            Net capital and surplus                                             52             34                 61
                                                                           -------        -------            -------

          In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company's life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of these subsidiaries adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the respective life insurance subsidiaries. In total, statutory-basis surplus of the life insurance entities within the Company increased by $209.

         As a result of demutualization of MLI there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.


9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS

     A)  EMPLOYEE RETIREMENT PLANS

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"). Effective January 1, 2002, Manulife Wood Logan Inc. employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

         Pension benefits are provided to participants of the Plan after 3 years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2002, the projected benefit obligation to the participants of the Plan was $65 (2001 - $56), which was based on an assumed interest rate of 6.75% (2001 - 7.25%). The fair value of the Plan assets totaled $60 (2001 - $74).

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     A)  EMPLOYEE RETIREMENT PLAN (CONTINUED)

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

         Benefits under the Supplemental Plan are provided to participants who terminate after 3 years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits for the Supplemental Plan vary by service, and interest credits are a function of the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

         At December 31, 2002, the projected benefit obligation to the participants of the Supplemental Plan was $25 (2001 - $25), which was based on an assumed interest rate of 6.75% (2001 - 7.25%).

     B)  401(k) PLAN

         The Company sponsors a defined contribution 401(k) savings plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 for each of 2002, 2001, and 2000, respectively.

     C)  POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a postretirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2002, the benefit obligation of the postretirement benefit plan was $23, which was based on an assumed interest rate of 6.75%. This plan is unfunded. Postretirement benefit plan expenses for 2002 were $2.

     D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN

     Information applicable to the Employee Retirement Plan and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-end is as follows:

                                                                        EMPLOYEE       POSTRETIREMENT
                                                                       RETIREMENT          BENEFIT
                                                                          PLANS             PLAN
     AS AT DECEMBER 31                                               ---------------   ---------------
     ($US millions)                                                   2002     2001     2002     2001
     -----------------                                               ------   ------   ------   ------
     CHANGE IN BENEFIT OBLIGATION
     Benefit obligation at beginning of year                         $ (81)   $ (77)   $ (21)   $ (18)
     Service cost                                                       (4)      (3)      (1)      (1)
     Interest cost                                                      (6)      (5)      (1)      (1)
     Amendments                                                         --       --       --       --
     Actuarial loss                                                     (6)      (2)      (1)      (2)
     Benefits paid                                                       7        6        1        1
                                                                     -----    -----    -----    -----
     Benefit obligation at end of year                               $ (90)   $ (81)   $ (23)   $ (21)
                                                                     -----    -----    -----    -----
     CHANGE IN PLAN ASSETS
     Fair value of plan assets at beginning of year                  $  74    $  84    $  --    $  --
     Actual return on plan assets                                      (10)      (6)      --       --
     Employer contribution                                               3        2        1        1
     Benefits paid                                                      (7)      (6)      (1)      (1)
                                                                     -----    -----    -----    -----
     Fair value of plan assets at end of year                        $  60    $  74    $  --    $  --
                                                                     -----    -----    -----    -----

     Funded status                                                   $ (30)   $  (7)   $ (23)   $ (21)
     Unrecognized transition asset                                      (3)      (6)      --       --
     Unrecognized actuarial loss (gain)                                 52       31      (11)     (12)
     Unrecognized prior service cost                                     3        3       --       --
                                                                     -----    -----    -----    -----
     Net amount recognized                                           $  22    $  21    $ (34)   $ (33)
                                                                     -----    -----    -----    -----
     Amounts recognized in consolidated balance sheets consist of:
        Prepaid benefit cost                                         $  --    $  38    $  --    $  --
        Accrued benefit liability                                      (24)     (22)     (34)     (33)
        Intangible asset                                                 3        1       --       --
        Accumulated other comprehensive income                          43        4       --       --
                                                                     -----    -----    -----    -----
     Net amount recognized                                           $  22    $  21    $ (34)   $ (33)
                                                                     -----    -----    -----    -----



                                                                        EMPLOYEE       POST-RETIREMENT
                                                                       RETIREMENT          BENEFIT
                                                                          PLANS             PLAN
                                                                     ---------------   ---------------
     AS AT DECEMBER 31                                                2002     2001     2002     2001
     -----------------                                               ------   ------   ------   ------
     WEIGHTED AVERAGE ASSUMPTIONS
     Discount rate                                                    6.75%    7.25%    6.75%    7.25%
     Expected return on plan assets                                   8.50%    9.00%     N/A      N/A
     Rate of compensation increase                                    5.00%    5.00%    5.00%    5.00%
     Cost-of-living increase                                          3.00%    3.00%     N/A      N/A

     D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN (CONTINUED)

     On December 31, 2002, the accrued postretirement benefit plan obligation was $23. The postretirement benefit obligation for eligible active employees was $4. The amount of the postretirement benefit obligation for ineligible active employees was $7. For measurement purposes as at December 31, 2002, a 9.50% and 11.50% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003 for pre-65 and post-65 coverages, respectively. These rates were assumed to decrease gradually to 5.0% in 2012 and 2016, respectively, and remain at that level thereafter.

                                                                      EMPLOYEE       POST-RETIREMENT
                                                                     RETIREMENT          BENEFIT
                                                                        PLANS             PLAN
     AS AT DECEMBER 31                                             ---------------   ---------------
     ($US millions)                                                   2002     2001     2002     2001
     -----------------                                               ------   ------   ------   ------
     COMPONENTS OF NET PERIODIC BENEFIT COST FOR PLAN
     SPONSOR
     Service cost                                                    $   4    $   3    $   1    $   1
     Interest cost                                                       6        5        1        1
     Expected return on plan assets                                     (7)      (7)      --       --
     Amortization of net transition obligation                          (2)      (2)      --       --
     Recognized actuarial loss (gain)                                   --       --       (1)      (1)
                                                                     -----    -----    -----    -----
     NET PERIODIC BENEFIT COST                                       $   1    $  (1)   $   1    $   1
                                                                     -----    -----    -----    -----

     For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $90, $84, and $61 respectively as at December 31, 2002 and $26, $25, and $2 respectively as of December 31, 2001.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2002 values:



                                                            ONE-PERCENTAGE-          ONE-PERCENTAGE-
     ($US millions)                                         POINT INCREASE           POINT DECREASE
     -------------                                          ---------------          ---------------
     Effect on total of service and interest cost                $ --                     $ --
     components
     Effect on post-retirement benefit obligation                $  3                     $ (3)

10.  STOCK BASED COMPENSATION

     There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding 4 years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

         Details of outstanding options relating to the employees of ManUSA are as follows:


                                                     2002                       2001
                                            -----------------------   -----------------------
                                                          Weighted                  Weighted
                                                           average                   average
                                             Number of    exercise    Number of     exercise
                                             options        price      options         price
         For the years ended December 31    (thousands)     (Cdn)     (thousands)      (Cdn)
                                            -----------   ---------   -----------   ---------
         Outstanding, January 1                1,000       $ 38.36        337        $ 31.60
         Granted                                 764       $ 42.76        663        $ 41.80
         Exercised                               (20)      $ 31.91         --             --
         Forfeited/Cancelled                     (72)      $ 40.12         --             --
                                              ------       -------     ------        -------
         Outstanding, December 31              1,672       $ 40.37      1,000        $ 38.36
                                              ======       =======     ======        =======
         Exercisable, as at December 31          374       $ 35.44        169        $ 31.60
                                              ======       =======     ======        =======

         The exercise price of stock options outstanding range from Cdn $31.60 to Cdn $46.95 and have a weighted average contractual remaining life of
         8.3 years.

         The weighted average fair value of each option granted in the year has been estimated at $13.85 (Canadian) (2001 - $14.12 (Canadian)) using the Black-Scholes option pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 5.2% (2001 - 5.3%), dividend yield of 1.4% (2001 - 1.2%), expected volatility of 25% (2001 - 25%) and expected life of 7 years (2001 - 7 years). These stock options have no impact on ManUSA's income because the options had no intrinsic value at the grant date and are accounted for by MFC as fixed awards under APB 25.

         In 2000, MFC also granted deferred share units (the "DSUs") to certain employees of the ESOP. The DSUs vest over a 4-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2002 and 2001. The number of DSUs outstanding was 154,608 as at December 31, 2002 (2001 - 156,800).
         ManUSA recorded compensation expense of $1 related to DSUs granted by MFC to its employees (2001 - $1, 2000 - $1).

         Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

         The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

11.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of off-balance sheet derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities, and its overall aggregate portfolio. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obligates the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments with off-balance sheet risks are as follows:


                                                  NOTIONAL OR
         AS AT DECEMBER 31                     CONTRACT AMOUNTS       CARRYING VALUE            FAIR VALUE
                                              -----------------     ------------------      ------------------
         ($US millions)                        2002       2001       2002        2001        2002        2001
                                              ------     ------     ------      ------      ------      ------
         Interest rate & currency swaps &
          floors                              $1,039     $1,098     $  (15)     $    2      $  (15)     $    2
         Interest rate option written             22         22         (2)         (1)         (2)         (1)
         Equity Contracts                          2         37         --          --          --          --
         Currency forwards                     1,040        909          5         (11)          5         (11)
                                              ------     ------     ------      ------      ------      ------
         TOTAL DERIVATIVES                    $2,103     $2,066     $  (12)     $  (10)     $  (12)     $  (10)
                                              ------     ------     ------      ------      ------      ------

         Fair value of off-balance sheet derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2002 were as follows:


         ($US millions)                           CARRYING VALUE   FAIR VALUE
                                                  --------------   ----------
          ASSETS:
             Fixed-maturity and equity securities     $12,548       $12,548
             Mortgage loans                             1,921         2,173
             Policy loans                               2,369         2,369
             Separate account assets                   29,929        29,929
          LIABILITIES:
             Insurance investment contracts           $ 2,012       $ 2,027
             Derivative financial instruments              12            12
             Separate account liabilities              29,929        29,929
                                                      -------       -------

         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS:  Carrying values approximate fair values.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $277 in 2002. Prior to 2001, the agreements were with MLI, a Canadian 100% directly owned subsidiary of MFC. Costs incurred under these agreements were $272 and $301 for 2001 and 2000, respectively.

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On December 20, 2002, the Company entered into a reinsurance agreement with MRL, to reinsure a block of variable annuity business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $168, which is classified as unearned revenue and reported in other liabilities. The amount will be amortized to income as payments are made to MRL.

         On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the agreement. Included in amounts due from affiliates is $487 (2001 - $506) representing the receivable from MRL for the transferred assets which is accounted for in a similar manner as invested assets available-for-sale.

         Pursuant to a promissory note dated December 19, 2000, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan. The loan bears interest at a fluctuating rate equivalent to LIBOR plus 25 basis points and is payable quarterly commencing March 28, 2001. On December 30, 2002, the Company repaid $177 ($279 Canadian) of the principal balance outstanding. The remaining principal outstanding as at December 31, 2002 is $61 (96 Canadian). ManUSA entered into an agreement with MLI to swap $250 ($375 Canadian) at 3-month Banker's Acceptance note plus
         31.34 basis points for US $240 at 3-month LIBOR plus 32.5 basis points. A notional amount of a currency swap between ManUSA and MLI, equal to the loan repayment was terminated at the time of the loan's repayment with no gain or loss.

         A promissory note dated August 7, 2001, was issued by MNA to an affiliate MHHL, pursuant to a Credit Agreement of the same date, with respect to an initial loan of $3.8. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. The loan bears interest at a fluctuating rate equal or equivalent to LIBOR plus 25 basis points and is payable quarterly started March 28, 2001.

         Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 ($125 Canadian) to MLI. The loan bears interest at a rate of 5.6% per annum and is payable annually on December 15. The principal balance together with all unpaid interest are due and payable on December 15, 2003.

         On December 28, 2002, the Company entered into a promissory note agreement with MHHL to borrow $62 ($96 Canadian). Terms of the agreement include a maturity date of December 28, 2003 and interest rate set at the 3-month Banker's Acceptance rate plus 32 basis points. Interest is payable quarterly starting March 28, 2003.

         As at December 31, 2002, the Company has a total of 5 inter-company loans with MRL ranging in carrying value from a payable of $27 to a receivable of $18 (2001 - 8 loans receivable ranging in value from $2 to $20). The loans mature from January 30, 2003 to May 11, 2006 and bear interest rates ranging from 1.26% to 7.65%.

14.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums with insurance companies were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($US millions)                         2002          2001          2000
                                              -------       -------       -------
         Direct premiums                      $ 1,011       $   991       $   999
         Reinsurance assumed                      323           369           324
         Reinsurance ceded                       (332)         (320)         (322)
                                              -------       -------       -------
         TOTAL PREMIUMS                       $ 1,002       $ 1,040       $ 1,001
                                              -------       -------       -------

         Reinsurance recoveries on ceded reinsurance contracts were $311, $416, and $343 during 2002, 2001 and 2000, respectively.

15.      CONTINGENCIES AND COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $13 for 2003, and $10 for 2004 and thereafter. There were no other material operating leases in existence at the end of 2002.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A)

Years ended December 31, 2002 and 2001

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Audited Financial Statements

                     Years ended December 31, 2002 and 2001

                                    CONTENTS

Report of Independent Auditors............................................     1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...........................     3
Statements of Operations and Changes in Contract Owners' Equity...........     7
Notes to Financial Statements.............................................    45

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company (U.S.A.)
 Separate Account H


We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the Account, comprising, respectively, the Strategic Opportunities--Class A, Strategic Opportunities--Class B, Investment Quality Bond--Class A, Investment Quality Bond--Class B, Growth & Income--Class A, Growth & Income--Class B, Blue Chip Growth--Class A, Blue Chip Growth--Class B, Money Market--Class A, Money Market--Class B, Global Equity--Class A, Global Equity--Class B, Global Bond--Class A, Global Bond--Class B, U.S. Government Securities--Class A, U.S. Government Securities--Class B, Diversified Bond--Class A, Diversified Bond--Class B, Income & Value--Class A, Income & Value--Class B, Large Cap Growth--Class A, Large Cap Growth--Class B, Equity-Income--Class A, Equity-Income--Class B, Strategic Bond--Class A, Strategic Bond--Class B, Overseas--Class A, Overseas--Class B, All Cap Core--Class A, All Cap Core--Class B, All Cap Growth--Class A, All Cap Growth--Class B, International Small Cap--Class A, International Small Cap--Class B, Pacific Rim Emerging Markets--Class A, Pacific Rim Emerging Markets--Class B, Science & Technology--Class A, Science & Technology--Class B, Emerging Small Company--Class A, Emerging Small Company--Class B, Aggressive Growth--Class A, Aggressive Growth--Class B, International Stock--Class A, International Stock--Class B, Quantitative Equity--Class A, Quantitative Equity--Class B, Value--Class A, Value--Class B, Real Estate Securities--Class A, Real Estate Securities--Class B, Balanced--Class A, Balanced--Class B, High Yield--Class A, High Yield--Class B, Lifestyle Aggressive 1000--Class A, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class A, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class A, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class A, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class A, Lifestyle Conservative 280--Class B, Small Company Value--Class A, Small Company Value--Class B, International Value--Class A, International Value--Class B, Small Company Blend--Class A, Small Company Blend--Class B, Total Return--Class A, Total Return--Class B, U.S. Large Cap Value--Class A, U.S. Large Cap Value--Class B, Mid Cap Stock--Class A, Mid Cap Stock--Class B, Tactical Allocation--Class A, Tactical Allocation--Class B, Dynamic Growth--Class A, Dynamic Growth--Class B, Internet Technologies--Class A, Internet Technologies--Class B, International Index--Class A, International Index--Class B, Total Stock Market Index--Class A, Total Stock Market Index--Class B, 500 Index--Class A, 500 Index--Class B, Mid Cap Index--Class A, Mid Cap Index--Class B, Small Cap Index--Class A, Small Cap Index--Class B, Capital Appreciation--Class A, Capital Appreciation--Class B, Telecommunications--Class A, Telecommunications--Class B, Health Sciences--Class A, Health Sciences--Class B, Mid Cap Growth--Class A, Mid Cap Growth--Class B, Mid Cap Opportunities--Class A, Mid Cap Opportunities--Class B, Financial Services--Class A, Financial Services--Class B, Quantitative Mid Cap--Class A,

 Quantitative Mid Cap--Class B, Strategic Growth--Class A, Strategic Growth--Class B, All Cap Value--Class A, All Cap Value--Class B, Capital Opportunities--Class A, Capital Opportunities--Class B, Utilities--Class A, Utilities--Class B, Mid Cap Value--Class A, Mid Cap Value--Class B, Fundamental Value--Class A, Fundamental Value--Class B, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Aggressive Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Investment Grade Bond--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Invesco Dynamic Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Value--Class B, Scudder Turner Mid Cap Growth--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Fund--Class B, Dreyfus VIF Midcap Stock--Class B, Invesco VIF Utilities--Class B, Basic Value Focus--Class A, Special Value Focus--Class A and Developing Capital Markets Focus--Class A Sub-Accounts) as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H at December 31, 2002, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.




                                             /s/ Ernst & Young LLP



Boston, Massachusetts
March 28, 2003

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2002

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Strategic Opportunities Portfolio--Class A-- 55,391,344 shares (cost $849,420,682)               $     428,728,999
       Strategic Opportunities Portfolio--Class B--1,167,434 shares (cost $9,800,645)                           9,024,266
       Investment Quality Bond Portfolio--Class A--25,493,921 shares (cost $298,973,704)                      314,340,043
       Investment Quality Bond Portfolio--Class B--2,120,420 shares (cost $25,222,199)                         26,123,571
       Growth & Income Portfolio--Class A-- 68,474,010 shares (cost $1,882,213,599)                         1,191,447,777
       Growth & Income Portfolio--Class B--1,843,928 shares (cost $32,915,307)                                 32,065,912
       Blue Chip Growth Portfolio--Class A-- 62,501,000 shares (cost $1,162,829,487)                          749,386,985
       Blue Chip Growth Portfolio--Class B-- 2,876,494 shares (cost $35,361,044)                               34,460,397
       Money Market Portfolio--Class A-- 86,271,323 shares (cost $862,713,230)                                862,714,210
       Money Market Portfolio--Class B-- 18,718,938 shares (cost $187,189,382)                                187,189,382
       Global Equity Portfolio--Class A-- 27,868,097 shares (cost $413,455,262)                               289,549,528
       Global Equity Portfolio--Class B-- 794,479 shares (cost $8,524,200)                                      8,254,640
       Global Bond Portfolio--Class A-- 10,303,201 shares (cost $127,606,928)                                 142,081,142
       Global Bond Portfolio--Class B-- 1,483,955 shares (cost $19,409,707)                                    20,448,895
       U.S. Government Securities Portfolio--Class A-- 30,895,391 shares (cost $423,052,289)                  439,332,467
       U.S. Government Securities Portfolio--Class B-- 6,788,742 shares (cost $95,076,021)                     96,468,024
       Diversified Bond Portfolio--Class A-- 22,144,860 shares (cost $231,426,716)                            241,157,522
       Diversified Bond Portfolio--Class B-- 1,924,283 shares (cost $20,214,767)                               20,936,204
       Income & Value Portfolio--Class A-- 46,327,122 shares (cost $485,410,107)                              387,294,741
       Income & Value Portfolio--Class B-- 2,639,877 shares (cost $21,784,550)                                 22,042,973
       Large Cap Growth Portfolio--Class A-- 38,819,964 shares (cost $439,119,089)                            295,419,929
       Large Cap Growth Portfolio--Class B-- 3,999,215 shares (cost $31,628,686)                               30,394,035
       Equity-Income Portfolio--Class A-- 55,720,931 shares (cost $858,292,810)                               703,198,146
       Equity-Income Portfolio--Class B-- 4,997,826 shares (cost $63,709,145)                                  63,022,582
       Strategic Bond Portfolio--Class A-- 18,228,716 shares (cost $193,344,170)                              198,510,721
       Strategic Bond Portfolio--Class B-- 1,206,849 shares (cost $12,650,767)                                 13,130,517
       Overseas Portfolio--Class A-- 23,461,749 shares (cost $213,402,814)                                    156,959,102
       Overseas Portfolio--Class B-- 1,341,698 shares (cost $9,321,830)                                         8,975,960
       All Cap Core Portfolio--Class A-- 17,924,973 shares (cost $335,066,048)                                186,957,474
       All Cap Core Portfolio--Class B-- 402,874 shares (cost $4,265,476)                                       4,201,973
       All Cap Growth Portfolio--Class A-- 27,877,943 shares (cost $524,346,893)                              310,839,066
       All Cap Growth Portfolio--Class B-- 1,030,716 shares (cost $11,883,099)                                 11,482,174
       International Small Cap Portfolio--Class A-- 8,408,074 shares (cost $121,263,034)                       79,119,979
       International Small Cap Portfolio--Class B-- 504,699 shares (cost $4,960,962)                            4,749,217
       Pacific Rim Emerging Markets Portfolio--Class A-- 5,190,415 shares (cost $36,375,311)                   30,156,312
       Pacific Rim Emerging Markets Portfolio--Class B-- 723,923 shares (cost $4,286,813)                       4,205,991
       Science & Technology Portfolio--Class A-- 33,232,444 shares (cost $717,131,734)                        252,566,578
       Science & Technology Portfolio--Class B-- 1,412,612 shares (cost $10,886,534)                           10,721,724
       Emerging Small Company Portfolio--Class A-- 6,812,108 shares (cost $198,863,731)                       125,683,392
       Emerging Small Company Portfolio--Class B-- 753,243 shares (cost $13,932,093)                           13,889,803
       Aggressive Growth Portfolio--Class A-- 16,285,314 shares (cost $252,042,390)                           161,550,312
       Aggressive Growth Portfolio--Class B-- 1,345,749 shares (cost $13,871,222)                              13,349,827

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       International Stock Portfolio--Class A--10,627,148 shares (cost $109,429,911)                    $      79,491,068
       International Stock Portfolio--Class B--1,526,267 shares (cost $11,694,103)                             11,416,476
       Quantitative Equity Portfolio--Class A-- 10,038,398 shares (cost $187,900,939)                         124,375,746
       Quantitative Equity Portfolio--Class B-- 243,511 shares (cost $3,083,581)                                3,014,669
       Value Portfolio--Class A-- 14,894,369 shares (cost $238,688,125)                                       186,030,670
       Value Portfolio--Class B-- 893,750 shares (cost $11,378,123)                                            11,154,001
       Real Estate Securities Portfolio--Class A-- 7,049,896 shares (cost $113,929,956)                       108,850,395
       Real Estate Securities Portfolio--Class B-- 1,828,521 shares (cost $28,349,249)                         28,214,076
       Balanced Portfolio--Class A-- 5,223,390 shares (cost $78,503,981)                                       59,337,713
       Balanced Portfolio--Class B-- 523,512 shares (cost $5,962,092)                                           5,941,864
       High Yield Portfolio--Class A-- 15,996,056 shares (cost $146,088,802)                                  135,646,552
       High Yield Portfolio--Class B-- 2,239,091 shares (cost $18,557,113)                                     18,965,099
       Lifestyle Aggressive 1000 Portfolio--Class A-- 9,966,625 shares (cost $114,533,110)                     81,128,326
       Lifestyle Aggressive 1000 Portfolio--Class B-- 3,173,385 shares (cost $26,414,832)                      25,831,354
       Lifestyle Growth 820 Portfolio--Class A-- 44,265,873 shares (cost $542,077,031)                        410,787,298
       Lifestyle Growth 820 Portfolio--Class B-- 12,541,299 shares (cost $117,586,985)                        116,383,251
       Lifestyle Balanced 640 Portfolio--Class A-- 48,158,052 shares (cost $585,398,758)                      496,027,939
       Lifestyle Balanced 640 Portfolio--Class B-- 15,078,065 shares (cost $154,988,310)                      155,304,071
       Lifestyle Moderate 460 Portfolio--Class A-- 18,828,016 shares (cost $230,416,647)                      211,250,338
       Lifestyle Moderate 460 Portfolio--Class B-- 6,217,697 shares (cost $69,100,738)                         69,762,562
       Lifestyle Conservative 280 Portfolio--Class A-- 11,513,876 shares (cost $146,740,924)                  146,341,361
       Lifestyle Conservative 280 Portfolio--Class B-- 3,442,870 shares (cost $43,015,095)                     43,758,875
       Small Company Value Portfolio--Class A-- 14,973,042 shares (cost $213,714,419)                         193,152,245
       Small Company Value Portfolio--Class B-- 3,348,964 shares (cost $43,210,017)                            43,168,147
       International Value Portfolio--Class A-- 10,364,233 shares (cost $105,987,334)                          89,132,404
       International Value Portfolio--Class B-- 3,487,667 shares (cost $30,712,155)                            29,993,937
       Small Company Blend Portfolio--Class A-- 10,967,855 shares (cost $117,939,480)                          89,497,693
       Small Company Blend Portfolio--Class B-- 1,898,566 shares (cost $15,878,210)                            15,473,317
       Total Return Portfolio--Class A-- 42,335,852 shares (cost $580,110,762)                                610,906,342
       Total Return Portfolio--Class B-- 10,259,776 shares (cost $143,692,339)                                147,945,968
       U.S. Large Cap Value Portfolio--Class A-- 25,093,586 shares (cost $307,561,635)                        236,130,644
       U.S. Large Cap Value Portfolio--Class B-- 4,243,536 shares (cost $40,049,997)                           39,931,672
       Mid Cap Stock Portfolio--Class A-- 11,046,118 shares (cost $116,239,761)                                92,124,626
       Mid Cap Stock Portfolio--Class B-- 2,177,522 shares (cost $18,521,602)                                  18,160,532
       Tactical Allocation Portfolio--Class A-- 6,741,381 shares (cost $68,045,574)                            51,976,048
       Tactical Allocation Portfolio--Class B-- 671,095 shares (cost $5,274,287)                                5,167,433
       Dynamic Growth Portfolio--Class A-- 15,703,216 shares (cost $81,458,640)                                53,547,967
       Dynamic Growth Portfolio--Class B-- 1,216,629 shares (cost $4,231,301)                                   4,136,538
       Internet Technologies Portfolio--Class A-- 8,699,880 shares (cost $33,510,354)                          20,705,715
       Internet Technologies Portfolio--Class B--1,067,363 shares (cost $2,410,091)                             2,540,324
       International Index Portfolio--Class A--2,018,512 shares (cost $16,531,571)                             14,048,845
       International Index Portfolio--Class B-- 750,390 shares (cost $5,328,228)                                5,222,713
       Total Stock Market Index Portfolio--Class A-- 3,162,652 shares (cost $30,242,921)                       24,131,031
       Total Stock Market Index Portfolio--Class B-- 771,057 shares (cost $6,061,737)                           5,875,456
       500 Index Portfolio--Class A-- 19,402,211 shares (cost $178,714,679)                                   147,456,807
       500 Index Portfolio--Class B-- 4,795,736 shares (cost $36,961,616)                                      36,399,639

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Mid Cap Index Portfolio--Class A-- 4,593,959 shares (cost $58,220,392)                           $      49,706,633
       Mid Cap Index Portfolio--Class B-- 1,124,818 shares (cost $12,425,429)                                  12,159,284
       Small Cap Index Portfolio--Class A--3,306,725 shares (cost $35,517,071)                                 29,033,041
       Small Cap Index Portfolio--Class B--1,050,210 shares (cost $9,481,442)                                   9,220,840
       Capital Appreciation Portfolio--Class A-- 5,378,247 shares (cost $43,990,574)                           33,398,913
       Capital Appreciation Portfolio--Class B-- 2,115,670 shares (cost $13,952,559)                           13,117,154
       Telecommunications Portfolio--Class A-- 1,329,531 shares (cost $7,209,516)                               5,517,555
       Telecommunications Portfolio--Class B-- 529,320 shares (cost $2,222,176)                                 2,191,387
       Health Sciences Portfolio--Class A-- 4,989,748 shares (cost $60,234,547)                                49,049,222
       Health Sciences Portfolio--Class B-- 1,559,621 shares (cost $15,769,213)                                15,331,070
       Mid Cap Growth Portfolio--Class A-- 3,579,151 shares (cost $31,863,657)                                 26,092,011
       Mid Cap Growth Portfolio--Class B-- 1,107,117 shares (cost $8,152,127)                                   8,059,813
       Mid Cap Opportunities Portfolio--Class A-- 1,892,561 shares (cost $17,893,975)                          13,986,025
       Mid Cap Opportunities Portfolio--Class B-- 636,271 shares (cost $4,965,786)                              4,695,682
       Financial Services Portfolio--Class A-- 3,293,076 shares (cost $36,575,231)                             31,448,879
       Financial Services Portfolio--Class B-- 1,228,566 shares (cost $11,964,598)                             11,720,517
       Quantitative Mid Cap Portfolio--Class A-- 870,101 shares (cost $8,033,092)                               6,865,094
       Quantitative Mid Cap Portfolio--Class B-- 264,711 shares (cost $2,175,392)                               2,085,920
       Strategic Growth Portfolio--Class A-- 6,114,720 shares (cost $60,611,463)                               48,489,729
       Strategic Growth Portfolio--Class B-- 1,621,087 shares (cost $13,001,915)                               12,855,216
       All Cap Value Portfolio--Class A-- 2,892,286 shares (cost $31,412,504)                                  26,319,806
       All Cap Value Portfolio--Class B-- 726,822 shares (cost $6,703,050)                                      6,606,814
       Capital Opportunities Portfolio--Class A--3,639,041 shares (cost $35,759,999)                           28,348,130
       Capital Opportunities Portfolio--Class B-- 705,355 shares (cost $5,654,922)                              5,487,662
       Utilities Portfolio--Class A-- 2,380,771 shares (cost $20,281,049)                                      16,927,283
       Utilities Portfolio--Class B-- 903,441 shares (cost $6,228,960)                                          6,414,433
       Mid Cap Value Portfolio--Class A-- 13,111,525 shares (cost $167,863,766)                               153,929,301
       Mid Cap Value Portfolio--Class B-- 4,683,850 shares (cost $55,315,295)                                  54,988,401
       Fundamental Value Portfolio--Class A-- 13,241,126 shares (cost $147,563,669)                           130,027,860
       Fundamental Value Portfolio--Class B-- 4,368,361 shares (cost $43,595,473)                              42,897,307

     Sub-accounts held by Scudder Variable Series Trust:
       Scudder 21st Century Growth Portfolio--Class B--44,250 shares (cost $165,581)                              160,185
       Scudder Capital Growth Portfolio--Class B--39,982 shares (cost $476,700)                                   459,792
       Scudder Global Discovery Portfolio--Class B--20,776 shares (cost $142,220)                                 143,147
       Scudder Growth & Income Portfolio--Class B--42,567 shares (cost $299,421)                                  287,330
       Scudder Health Sciences Portfolio--Class B--38,999 shares (cost $324,352)                                  319,405
       Scudder International Portfolio--Class B--84,537 shares (cost $554,069)                                    549,487
       Scudder Aggressive Growth Portfolio--Class B--11,554 shares (cost $84,428)                                  81,574
       Scudder Blue Chip Portfolio--Class B--40,866 shares (cost $389,619)                                        382,093
       Scudder Contarian Value Portfolio--Class B--44,829 shares (cost $515,357)                                  503,424
       Scudder Global Blue Chip Portfolio--Class B--24,543 shares (cost $196,401)                                 197,818
       Scudder Government Securities Portfolio--Class B--210,465 shares (cost $2,680,815)                       2,698,159
       Scudder Growth Portfolio--Class B--8,749 shares (cost $134,862)                                            129,834
       Scudder High Income Portfolio--Class B--131,539 shares (cost $957,373)                                     972,071
       Scudder International Select Equity Portfolio--Class B--40,560 shares (cost $323,393)                      322,043

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Scudder Investment Grade Bond Portfolio--Class B--127,580 shares (cost $1,503,753)                    $     1,525,858
       Scudder Money Market Portfolio--Class B--2,680,650 shares (cost $2,680,650)                                 2,680,650
       Scudder Small Cap Growth Portfolio--Class B--52,725 shares (cost $458,693)                                    449,216
       Scudder Technology Growth Portfolio--Class B--51,189 shares (cost $313,589)                                   308,157
       Scudder Total Return Portfolio--Class B--43,010 shares (cost $813,292)                                        801,710
       Scudder Davis Venture Value Portfolio--Class B--84,808 shares (cost $680,642)                                 676,768
       Scudder Dreman Financial Services Portfolio--Class B--39,668 shares (cost $393,128)                           387,948
       Scudder Dreman High Return Equity Portfolio--Class B--250,052 shares (cost $2,187,072)                      2,187,952
       Scudder Dreman Small Cap Value Portfolio--Class B--98,468 shares (cost $1,131,749)                          1,147,151
       Scudder Eagle Focused Large Cap Growth Portfolio--Class B--65,430 shares (cost $462,189)                      445,580
       Scudder Focus Value & Growth Portfolio--Class B--39,122 shares (cost $386,987)                                376,746
       Scudder Index 500 Portfolio--Class B--175,248 shares (cost $1,179,210)                                      1,154,883
       Scudder Invesco Dynamic Growth Portfolio--Class B--15,575 shares (cost $97,378)                                94,543
       Scudder Janus Growth & Income Portfolio--Class B--53,016 shares (cost $388,610)                               378,535
       Scudder Janus Growth Opportunities Portfolio--Class B--31,565 shares (cost $178,115)                          172,031
       Scudder MFS Strategic Value Portfolio--Class B--41,926 shares (cost $344,226)                                 340,021
       Scudder Oak Strategic Equity Portfolio--Class B--76,830 shares (cost $367,192)                                351,881
       Scudder Turner Mid Cap Growth Portfolio--Class B--96,474 shares (cost $595,953)                               575,949
     Sub-accounts held by Alger American Fund:
       Alger American Balanced Portfolio--Class B--42,242 shares (cost $489,546)                                     484,514
       Alger American Leveraged All Cap Portfolio--Class B--11,935 shares (cost $256,432)                            248,601
     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio--Class B--12,085 shares (cost $91,066)                                89,915
       Credit Suisse Global Post Venture Capital Portfolio--Class B--4,390 shares (cost $28,148)                      28,096
     Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Fund Portfolio--Class B--4,938 shares (cost $96,298)                              93,034
       Dreyfus VIF Midcap Stock Portfolio--Class B--60,095 shares (cost $727,863)                                    722,337
     Sub-accounts held by Invesco VIF Funds:
       Invesco VIF Utilities Portfolio--Class B--10,186 shares (cost $112,459)                                       113,677

     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio--Class A-- 3,098,022 shares (cost $41,893,773)                                 33,520,594
       Special Value Focus Portfolio--Class A-- 894,622 shares (cost $20,244,638)                                 16,174,763
       Developing Capital Markets Focus Portfolio--Class A-- 208,474 shares (cost $1,811,454)                      1,371,757
                                                                                                             ---------------

Total assets                                                                                                 $13,619,052,450
                                                                                                             ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                                   $13,606,529,394
Annuity reserves                                                                                                  12,523,056
                                                                                                             ---------------

Total contract owners' equity                                                                                $13,619,052,450
                                                                                                             ===============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                            SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                      STRATEGIC                                        INVESTMENT
                                               STRATEGIC            OPPORTUNITIES--       INVESTMENT QUALITY        QUALITY BOND--B
                                           OPPORTUNITIES--A (1)           B(2)                 BOND--A                    (2)
                                   ------------------------------------------------------------------------------------------------
                                              YEAR ENDED              YEAR ENDED              YEAR ENDED               YEAR ENDED
                                              DECEMBER 31             DECEMBER 31             DECEMBER 31              DECEMBER 31
                                         2002            2001             2002            2002            2001            2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0   $  158,636,799    $          0     $ 15,753,921   $ 14,907,454   $       27,478

Expenses:
   Mortality and expense risk
       and administrative charges      9,254,221       15,181,277          46,505        4,476,054      3,720,093          121,437
                                   -----------------------------------------------------------------------------------------------
Net investment income (loss)          (9,254,221)     143,455,522         (46,505)      11,277,867     11,187,361          (93,959)

Net realized gain (loss)            (217,875,327)    (143,160,911)       (342,855)         981,421     (2,276,030)          41,021
Unrealized appreciation
    (depreciation) during the
    period                          (100,796,073)    (198,199,647)       (776,379)      11,311,459      3,611,691          901,372
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                      (327,925,621)    (197,905,036)     (1,165,739)      23,570,747     12,523,022          848,434

Changes from principal
    transactions:
       Purchase payments              16,824,405       56,606,793       8,206,153       17,335,856     26,390,246       21,387,899
       Transfers between sub-
           accounts and the
           Company                   (83,948,286)     (34,343,112)      2,106,573       36,474,287     59,617,897        4,203,153
       Withdrawals                   (76,768,183)    (131,318,186)       (122,721)     (43,839,433)   (30,744,594)        (315,915)
       Annual contract fee              (765,130)        (749,801)              0         (305,403)      (147,661)               0
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions          (144,657,194)    (109,804,306)     10,190,005        9,665,307     55,115,888       25,275,137
                                   -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity         (472,582,815)    (307,709,342)      9,024,266       33,236,054     67,638,910       26,123,571
Contract owners' equity at
    beginning of period              901,311,814    1,209,021,156               0      281,103,989    213,465,079                0
                                   -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 428,728,999   $  901,311,814    $  9,024,266     $314,340,043   $281,103,989   $   26,123,571
                                   ===============================================================================================

(1) Effective April 30, 2001, the Mid Cap Blend Sub-Account was renamed Strategic Opportunities through a vote of the Board of Directors.

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                       GROWTH &                                         BLUE CHIP
                                         GROWTH & INCOME--A          INCOME--B (2)         BLUE CHIP GROWTH--A        GROWTH--B (2)
                                   ------------------------------------------------------------------------------------------------
                                            YEAR ENDED                 YEAR ENDED               YEAR ENDED              YEAR ENDED
                                            DECEMBER 31               DECEMBER 31              DECEMBER 31             DECEMBER 31
                                         2002             2001            2002           2002              2001            2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   71,363,829   $  119,515,267    $    20,264   $            0   $   99,905,894    $          0

Expenses:
    Mortality and expense risk
       and administrative charges      22,536,016       31,449,972        161,130       14,064,304       19,141,635         165,551
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           48,827,813       88,065,295       (140,866)     (14,064,304)      80,764,259        (165,551)

Net realized gain (loss)             (119,453,964)      72,972,314       (665,124)    (114,390,705)     (12,231,924)       (424,811)
Unrealized appreciation
    (depreciation) during the
    period                           (414,929,273)    (472,607,901)      (849,395)    (168,609,369)    (322,520,628)       (900,647)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (485,555,424)    (311,570,292)    (1,655,385)    (297,064,378)    (253,988,293)     (1,491,009)

Changes from principal
    transactions:
       Purchase payments               54,221,972      124,307,682     27,008,329       35,981,296      112,606,890      27,487,014
       Transfers between sub-
           accounts and the
           Company                   (183,032,622)     (91,406,127)     7,025,485     (107,153,475)     (60,999,936)      8,709,248
       Withdrawals                   (172,418,293)    (238,811,128)      (312,517)     (98,042,554)    (130,474,421)       (244,856)
       Annual contract fee             (1,692,782)      (1,475,340)             0       (1,373,435)      (1,102,157)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (302,921,725)    (207,384,913)    33,721,297     (170,588,168)     (79,969,624)     35,951,406
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (788,477,149)    (518,955,205)    32,065,912     (467,652,546)    (333,957,917)     34,460,397
Contract owners' equity at
    beginning of period             1,979,924,926    2,498,880,131              0    1,217,039,531    1,550,997,448               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $1,191,447,777   $1,979,924,926    $32,065,912   $  749,386,985   $1,217,039,531    $ 34,460,397
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                        MONEY                                            GLOBAL
                                            MONEY MARKET--A           MARKET--B (2)          GLOBAL EQUITY--A          EQUITY--B (2)
                                   -------------------------------------------------------------------------------------------------
                                             YEAR ENDED                YEAR ENDED              YEAR ENDED               YEAR ENDED
                                            DECEMBER 31                DECEMBER 31             DECEMBER 31              DECEMBER 31
                                       2002             2001               2002           2002             2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   11,276,427   $   28,211,049    $    596,563     $   5,083,727   $  88,125,057   $       741

Expenses:
    Mortality and expense risk
       and administrative charges      14,508,332       12,487,746       1,084,575         5,236,042       7,387,678        42,562
                                   -----------------------------------------------------------------------------------------------
Net investment income (loss)           (3,231,905)      15,723,303        (488,012)         (152,315)     80,737,379       (41,821)

Net realized gain (loss)                  (63,215)      (2,597,294)         (1,398)      (80,034,150)    (42,801,830)     (102,100)
Unrealized appreciation
    (depreciation) during the
    period                                    980                0               0        (4,079,577)   (139,257,810)     (269,560)
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                         (3,294,140)      13,126,009        (489,410)      (84,266,042)   (101,322,261)     (413,481)

Changes from principal
    transactions:
       Purchase payments              244,267,477      431,610,422     302,645,515         9,960,785      23,023,468     7,204,061
       Transfers between sub-
           accounts and the
           Company                   (105,261,986)     216,102,162     (64,013,887)      (34,517,609)    (31,014,046)    1,543,538
       Withdrawals                   (273,272,871)    (292,643,160)    (50,952,836)      (43,330,509)    (70,393,478)      (79,478)
       Annual contract fee             (1,050,435)        (418,355)              0          (332,596)       (299,939)            0
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (135,317,815)     354,651,069     187,678,792       (68,219,929)    (78,683,995)    8,668,121
                                   -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (138,611,955)     367,777,078     187,189,382      (152,485,971)   (180,006,256)    8,254,640
Contract owners' equity at
    beginning of period             1,001,326,165      633,549,087               0       442,035,499     622,041,755             0
                                   -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  862,714,210   $1,001,326,165    $187,189,382     $ 289,549,528   $ 442,035,499   $ 8,254,640
                                   ===============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                                                                                                            U.S.
                                                                                                                        GOVERNMENT
                                                                      GLOBAL BOND--        U.S. GOVERNMENT             SECURITIES--B
                                           GLOBAL BOND--A                B (2)              SECURITIES--A                   (2)
                                      ----------------------------------------------------------------------------------------------
                                             YEAR ENDED               YEAR ENDED             YEAR ENDED                 YEAR ENDED
                                             DECEMBER 31              DECEMBER 31            DECEMBER 31                DECEMBER 31
                                        2002             2001            2002           2002             2001              2002
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                          $          0     $          0    $         0   $ 12,228,118     $ 13,400,175    $     20,086

Expenses:
    Mortality and expense risk
       and administrative charges        1,637,242        1,387,312         88,128      5,507,902        3,672,169         393,430
                                      --------------------------------------------------------------------------------------------
Net investment income (loss)            (1,637,242)      (1,387,312)       (88,128)     6,720,216        9,728,006        (373,344)

Net realized gain (loss)                 2,500,380       (2,851,981)       128,995      4,195,440        2,449,653         378,857
Unrealized appreciation
    (depreciation) during the
    period                              17,376,897        3,632,952      1,039,188     11,282,838         (599,224)      1,392,003
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                          18,240,035         (606,341)     1,080,055     22,198,494       11,578,435       1,397,516

Changes from principal
    transactions:
       Purchase payments                 3,839,091        5,332,898     15,381,007     35,843,642       39,333,317      78,386,166
       Transfers between sub-
           accounts and the
           Company                      49,343,544      (12,844,346)     4,672,385    141,396,983       73,820,301      18,175,104
       Withdrawals                     (15,479,033)     (13,732,325)      (684,552)   (62,371,846)     (30,120,170)     (1,490,762)
       Annual contract fee                (114,164)         (48,542)             0       (367,989)        (124,080)              0
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              37,589,438      (21,292,315)    19,368,840    114,500,790       82,909,368      95,070,508
                                      --------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             55,829,473      (21,898,656)    20,448,895    136,699,284       94,487,803      96,468,024
Contract owners' equity at
    beginning of period                 86,251,669      108,150,325              0    302,633,183      208,145,380               0
                                      --------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $142,081,142     $ 86,251,669    $20,448,895   $439,332,467     $302,633,183    $ 96,468,024
                                      ============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                    -----------------------------------------------------------------------------------------------
                                                                     DIVERSIFIED                                         INCOME &
                                          DIVERSIFIED BOND--A        BOND--B (2)           INCOME & VALUE--A           VALUE--B (2)
                                    -----------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                        YEAR ENDED
                                         YEAR ENDED DECEMBER 31      DECEMBER 31        YEAR ENDED DECEMBER 31         DECEMBER 31
                                         2002            2001           2002            2002             2001             2002
                                    -----------------------------------------------------------------------------------------------
Income:
   Dividends                        $   9,835,961   $   9,638,263   $    12,348    $   9,145,177     $ 23,585,482     $     7,410

Expenses:
    Mortality and expense risk
       and administrative charges       3,422,327       2,648,970       100,554        6,332,500        7,011,496         102,387
                                    ---------------------------------------------------------------------------------------------
Net investment income (loss)            6,413,634       6,989,293       (88,206)       2,812,677       16,573,986         (94,977)

Net realized gain (loss)                 (437,188)       (792,261)       47,656      (33,618,867)     (18,593,563)       (273,914)
Unrealized appreciation
    (depreciation) during the
    period                              7,835,183       2,994,425       721,437      (56,268,415)        (634,738)        258,423
                                    ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                         13,811,629       9,191,457       680,887      (87,074,605)      (2,654,315)       (110,468)

Changes from principal
    transactions:
       Purchase payments               16,289,947      25,091,797    16,091,147       18,686,675       31,551,107      17,742,923
       Transfers between sub-
           accounts and the
           Company                     27,087,999      44,297,965     4,358,328       13,830,828       36,535,472       4,668,628
       Withdrawals                    (26,764,657)    (23,385,648)     (194,158)     (54,515,612)     (66,463,920)       (258,110)
       Annual contract fee               (230,686)       (102,997)            0         (428,965)        (325,416)              0
                                    ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             16,382,603      45,901,117    20,255,317      (22,427,074)       1,297,243      22,153,441
                                    ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            30,194,232      55,092,574    20,936,204     (109,501,679)      (1,357,072)     22,042,973
Contract owners' equity at
    beginning of period               210,963,290     155,870,716             0      496,796,420      498,153,492               0
                                    ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                       $ 241,157,522   $ 210,963,290   $20,936,204    $ 387,294,741     $496,796,420     $22,042,973
                                    =============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                                                         LARGE CAP                                        EQUITY-
                                           LARGE CAP GROWTH--A          GROWTH--B (2)          EQUITY-INCOME--A        INCOME--B (2)
                                     -----------------------------------------------------------------------------------------------
                                                YEAR ENDED               YEAR ENDED               YEAR ENDED            YEAR ENDED
                                                DECEMBER 31              DECEMBER 31              DECEMBER 31           DECEMBER 31
                                           2002             2001            2002             2002             2001         2002
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                         $   1,195,702      $ 17,705,628    $       508    $  35,543,281    $ 85,764,180   $     16,170

Expenses:
    Mortality and expense risk
       and administrative charges        5,333,939         6,206,333        148,317       12,038,496      11,834,272        306,831
                                     ----------------------------------------------------------------------------------------------
Net investment income (loss)            (4,138,237)       11,499,295       (147,809)      23,504,785      73,929,908       (290,661)

Net realized gain (loss)               (79,272,801)      (65,339,356)      (433,870)     (52,853,235)    (12,819,349)      (636,352)
Unrealized appreciation
    (depreciation) during the
    period                             (19,393,284)      (37,845,761)    (1,234,651)    (107,910,490)    (64,467,673)      (686,563)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (102,804,322)      (91,685,822)    (1,816,330)    (137,258,940)     (3,357,114)    (1,613,576)

Changes from principal
    transactions:
       Purchase payments                29,816,339        63,425,417     27,801,657       49,339,044      79,405,985     48,299,207
       Transfers between sub-
           accounts and the
           Company                     (10,510,351)       10,516,257      4,888,378       20,759,711     134,126,211     17,201,416
       Withdrawals                     (31,425,245)      (40,705,922)      (479,670)     (91,405,279)    (98,443,168)      (864,465)
       Annual contract fee                (671,520)         (463,395)             0         (915,889)       (467,542)             0
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             (12,790,777)       32,772,357     32,210,365      (22,222,413)    114,621,486     64,636,158
                                     ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           (115,595,099)      (58,913,465)    30,394,035     (159,481,353)    111,264,372     63,022,582
Contract owners' equity at
    beginning of period                411,015,028       469,928,493              0      862,679,499     751,415,127              0
                                     ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                        $ 295,419,929      $411,015,028    $30,394,035    $ 703,198,146    $862,679,499   $ 63,022,582
                                     ==============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------
                                                                  STRATEGIC                                       OVERSEAS--B
                                      STRATEGIC BOND--A          BOND--B (2)             OVERSEAS--A                  (2)
                                   -------------------------------------------------------------------------------------------
                                                                 YEAR ENDED                                       YEAR ENDED
                                     YEAR ENDED DECEMBER 31      DECEMBER 31       YEAR ENDED DECEMBER 31         DECEMBER 31
                                      2002           2001           2002            2002            2001             2002
                                   -------------------------------------------------------------------------------------------
Income:
   Dividends                       $ 14,649,632   $ 16,040,950   $    12,983   $  1,210,212    $  27,986,915      $      1,451

Expenses:
    Mortality and expense risk
       and administrative charges     3,060,327      3,072,703        59,886      2,989,331        4,357,094            51,798
                                   -------------------------------------------------------------------------------------------
Net investment income (loss)         11,589,305     12,968,247       (46,903)    (1,779,119)      23,629,821           (50,347)

Net realized gain (loss)             (3,909,229)   (12,391,153)       11,837    (50,965,054)     (88,794,763)          176,277
Unrealized appreciation
    (depreciation) during the
    period                            6,358,479      6,922,851       479,750      5,240,396      (10,069,902)         (345,870)
                                   -------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       14,038,555      7,499,945       444,684    (47,503,777)     (75,234,844)         (219,940)

Changes from principal
    transactions:
       Purchase payments              9,976,338     14,486,231    11,265,527      7,574,808       24,798,315         7,868,676
       Transfers between sub-
           accounts and the
           Company                    2,282,738     (7,309,273)    1,598,885    (31,951,399)     (28,143,569)        1,884,997
       Withdrawals                  (29,935,013)   (28,783,854)     (178,579)   (18,872,641)     (32,049,798)         (557,773)
       Annual contract fee             (160,752)       (95,459)            0       (285,459)        (250,246)                0
                                   -------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions          (17,836,689)   (21,702,355)   12,685,833    (43,534,691)     (35,645,298)        9,195,900
                                   -------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (3,798,134)   (14,202,410)   13,130,517    (91,038,468)    (110,880,142)        8,975,960
Contract owners' equity at
    beginning of period             202,308,855    216,511,265             0    247,997,570      358,877,712                 0
                                   -------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $198,510,721   $202,308,855   $13,130,517   $156,959,102    $ 247,997,570      $  8,975,960
                                   ===========================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                    ------------------------------------------------------------------------------------------------
                                                                        ALL CAP                                           ALL CAP
                                        ALL CAP CORE--A (3)          CORE--B (2,3)        ALL CAP GROWTH--A            GROWTH--B (2)
                                    ------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31        YEAR ENDED DECEMBER 31         DECEMBER 31
                                         2002             2001           2002            2002             2001             2002
                                    ------------------------------------------------------------------------------------------------
Income:
   Dividends                        $           0    $           0   $           0   $           0    $  36,338,213    $          0

Expenses:
    Mortality and expense risk
       and administrative charges       3,504,736        5,858,783          20,340       6,002,017        8,779,604          52,240
                                    -----------------------------------------------------------------------------------------------
Net investment income (loss)           (3,504,736)      (5,858,783)        (20,340)     (6,002,017)      27,558,609         (52,240)

Net realized gain (loss)             (116,086,775)     (96,442,776)        (60,233)   (107,481,788)     (52,498,441)       (215,778)
Unrealized appreciation
    (depreciation) during the
    period                             39,171,159      (16,918,973)        (63,503)    (12,351,982)    (164,637,059)       (400,925)
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (80,420,352)    (119,220,532)       (144,076)   (125,835,787)    (189,576,891)       (668,943)

Changes from principal
    transactions:
       Purchase payments                6,623,045       26,039,994       3,701,416      16,271,357       59,975,314       9,591,496
       Transfers between sub-
           accounts and the
           Company                    (47,100,837)     (74,191,581)        696,993     (74,493,892)     (38,003,469)      2,629,133
       Withdrawals                    (23,154,088)     (36,638,753)        (52,360)    (37,496,879)     (48,430,034)        (69,512)
       Annual contract fee               (400,936)        (434,157)              0        (659,396)        (555,856)              0
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            (64,032,816)     (85,224,497)      4,346,049     (96,378,810)     (27,014,045)     12,151,117
                                    -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (144,453,168)    (204,445,029)      4,201,973    (222,214,597)    (216,590,936)     11,482,174
Contract owners' equity at
    beginning of period               331,410,642      535,855,671               0     533,053,663      749,644,599               0
                                    -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                       $ 186,957,474    $ 331,410,642   $   4,201,973   $ 310,839,066    $ 533,053,663    $ 11,482,174
                                    ===============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(3) Effective December 1, 2002, the Growth Sub-Account was renamed All Cap Core through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                                                       INTERNATIONAL                                   PACIFIC RIM
                                                                       SMALL CAP--B      PACIFIC RIM EMERGING           EMERGING
                                      INTERNATIONAL SMALL CAP--A           (2)                MARKETS--A              MARKETS--B (2)
                                     -----------------------------------------------------------------------------------------------
                                                                        YEAR ENDED                                      YEAR ENDED
                                         YEAR ENDED DECEMBER 31         DECEMBER 31        YEAR ENDED DECEMBER 31      DECEMBER 31
                                         2002              2001            2002            2002             2001          2002
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0     $          0     $         0     $    45,373      $   189,533    $       42

Expenses:
    Mortality and expense risk
       and administrative charges       1,525,022        2,268,952          28,240         577,376          673,054        21,160
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)           (1,525,022)      (2,268,952)        (28,240)       (532,003)        (483,521)      (21,118)

Net realized gain (loss)              (52,328,593)     (75,086,334)        (11,374)     (4,013,178)     (11,109,334)     (151,409)
Unrealized appreciation
    (depreciation) during the
    period                             35,352,853       11,898,270        (211,745)       (635,694)       2,933,651       (80,822)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (18,500,762)     (65,457,016)       (251,359)     (5,180,875)      (8,659,204)     (253,349)

Changes from principal
    transactions:
       Purchase payments                2,962,077       12,973,521       3,173,030       2,145,029        2,885,796     3,089,598
       Transfers between sub-
           accounts and the
           Company                    (16,288,101)     (30,276,745)      3,535,448         119,212      (12,909,667)    1,507,420
       Withdrawals                    (10,342,446)     (13,420,646)     (1,707,902)     (4,126,997)      (3,411,960)     (137,678)
       Annual contract fee               (206,319)        (204,479)              0         (76,722)         (62,569)            0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            (23,874,789)     (30,928,349)      5,000,576      (1,939,478)     (13,498,400)    4,459,340
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           (42,375,551)     (96,385,365)      4,749,217      (7,120,353)     (22,157,604)    4,205,991
Contract owners' equity at
    beginning of period               121,495,530      217,880,895               0      37,276,665       59,434,269             0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                        $ 79,119,979     $121,495,530     $ 4,749,217     $30,156,312      $37,276,665    $4,205,991
                                     ============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -----------------------------------------------------------------------------------------------
                                                                                                                       EMERGING
                                                                        SCIENCE &                                       SMALL
                                                                       TECHNOLOGY--           EMERGING SMALL          COMPANY--B
                                       SCIENCE & TECHNOLOGY--A             B(2)                 COMPANY--A                (2)
                                   -----------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31         DECEMBER 31        YEAR ENDED DECEMBER 31      DECEMBER 31
                                         2002            2001             2002            2002             2001          2002
                                   -----------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0    $   38,026,075     $         0    $          0     $  7,806,044   $         0

Expenses:
    Mortality and expense risk
       and administrative charges      5,249,235        10,141,645          43,970       2,283,570        2,929,835        70,098
                                   ----------------------------------------------------------------------------------------------
Net investment income (loss)          (5,249,235)       27,884,430         (43,970)     (2,283,570)       4,876,209       (70,098)

Net realized gain (loss)            (367,926,850)     (180,117,412)       (265,686)    (49,447,542)     (33,916,723)     (326,954)
Unrealized appreciation
    (depreciation) during the
    period                           159,865,459      (272,045,635)       (164,810)     (7,945,645)     (31,168,072)      (42,290)
                                   ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                      (213,310,626)     (424,278,617)       (474,466)    (59,676,757)     (60,208,586)     (439,342)

Changes from principal
    transactions:
       Purchase payments              17,115,638        74,905,484       9,262,983      13,480,427       29,781,989    12,179,048
       Transfers between sub-
           accounts and the
           Company                   (69,996,329)      (43,566,540)      2,016,539     (10,017,929)      (8,839,605)    2,230,590
       Withdrawals                   (31,944,633)      (54,798,116)        (83,332)    (11,724,363)     (13,373,730)      (80,493)
       Annual contract fee              (832,640)         (918,586)              0        (300,719)        (227,334)            0
                                   ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (85,657,964)      (24,377,758)     11,196,190      (8,562,584)       7,341,320    14,329,145
                                   ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity         (298,968,590)     (448,656,375)     10,721,724     (68,239,341)     (52,867,266)   13,889,803
Contract owners' equity at
    beginning of period              551,535,168     1,000,191,543               0     193,922,733      246,789,999             0
                                   ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 252,566,578    $  551,535,168     $10,721,724    $125,683,392     $193,922,733   $13,889,803
                                   ==============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                     ----------------------------------------------------------------------------------------------
                                                                       AGGRESSIVE
                                                                       GROWTH--B                                      INTERNATIONAL
                                         AGGRESSIVE GROWTH--A             (2)             INTERNATIONAL STOCK--A       STOCK--B (2)
                                     ----------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                                       YEAR ENDED
                                         YEAR ENDED DECEMBER 31        DECEMBER 31        YEAR ENDED DECEMBER 31        DECEMBER 31
                                          2002             2001            2002            2002             2001           2002
                                     ----------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0     $          0     $         0    $    445,669     $  5,474,463    $     1,563

Expenses:
    Mortality and expense risk
       and administrative charges       3,011,472        3,954,802          68,313       1,448,182        1,738,417         72,744
                                     ---------------------------------------------------------------------------------------------
Net investment income (loss)           (3,011,472)      (3,954,802)        (68,313)     (1,002,513)       3,736,046        (71,181)

Net realized gain (loss)              (64,270,748)     (19,318,842)       (218,585)    (21,805,047)     (17,050,390)      (158,604)
Unrealized appreciation
    (depreciation) during the
    period                              3,800,154      (69,208,391)       (521,395)     (1,004,061)     (17,063,153)      (277,627)
                                     ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (63,482,066)     (92,482,035)       (808,293)    (23,811,621)     (30,377,497)      (507,412)

Changes from principal
    transactions:
       Purchase payments               13,509,629       46,793,941      11,566,350       7,278,594       16,765,577     10,109,444
       Transfers between sub-
           accounts and the
           Company                    (20,741,133)     (18,932,333)      2,724,860      (6,724,536)      (4,958,900)     1,928,058
       Withdrawals                    (15,892,329)     (18,504,165)       (133,090)     (6,378,167)      (9,523,302)      (113,614)
       Annual contract fee               (441,426)        (345,065)              0        (167,595)        (123,486)             0
                                     ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            (23,565,259)       9,012,378      14,158,120      (5,991,704)       2,159,889     11,923,888
                                     ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           (87,047,325)     (83,469,657)     13,349,827     (29,803,325)     (28,217,608)    11,416,476
Contract owners' equity at
    beginning of period               248,597,637      332,067,294               0     109,294,393      137,512,001              0
                                     ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                        $161,550,312     $248,597,637     $13,349,827    $ 79,491,068     $109,294,393    $11,416,476
                                     =============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                                                         QUANTITATIVE
                                             QUANTITATIVE EQUITY--A     EQUITY--B (2)         VALUE--A                  VALUE--B (2)
                                      ----------------------------------------------------------------------------------------------
                                                                          YEAR ENDED                                     YEAR ENDED
                                             YEAR ENDED DECEMBER 31      DECEMBER 31      YEAR ENDED DECEMBER 31        DECEMBER 31
                                              2002           2001           2002           2002             2001           2002
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                          $      574,943   $  44,139,549    $       167    $  5,156,874      $  6,520,750   $     4,528

Expenses:
    Mortality and expense risk
       and administrative charges          2,593,418       4,237,735         15,331       3,500,447         3,400,043        60,999
                                      ---------------------------------------------------------------------------------------------
Net investment income (loss)              (2,018,475)     39,901,814        (15,164)      1,656,427         3,120,707       (56,471)

Net realized gain (loss)                 (85,900,898)    (45,685,915)       (94,286)     (9,629,983)        8,719,270      (494,029)
Unrealized appreciation
    (depreciation) during the
    period                                23,136,573     (77,823,593)       (68,912)    (59,252,884)      (12,616,845)     (224,122)
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           (64,782,800)    (83,607,694)      (178,362)    (67,226,440)         (776,868)     (774,622)

Changes from principal
    transactions:
       Purchase payments                   7,395,730      39,889,290      2,661,590      14,778,088        43,358,003     9,830,473
       Transfers between sub-
           accounts and the
           Company                       (47,448,100)    (30,380,517)       559,628      (8,482,256)       89,667,963     2,175,427
       Withdrawals                       (17,584,797)    (27,248,506)       (28,187)    (20,116,653)      (19,880,416)      (77,277)
       Annual contract fee                  (301,002)       (235,128)             0        (340,429)         (152,336)            0
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions               (57,938,169)    (17,974,861)     3,193,031     (14,161,250)      112,993,214    11,928,623
                                      ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             (122,720,969)   (101,582,555)     3,014,669     (81,387,690)      112,216,346    11,154,001
Contract owners' equity at
    beginning of period                  247,096,715     348,679,270              0     267,418,360       155,202,014             0
                                      ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $  124,375,746   $ 247,096,715    $ 3,014,669    $186,030,670      $267,418,360   $11,154,001
                                      =============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                      REAL ESTATE
                                                                     SECURITIES--B                                     BALANCED--B
                                     REAL ESTATE SECURITIES--A            (2)                  BALANCED--A                 (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                       YEAR ENDED
                                        YEAR ENDED DECEMBER 31        DECEMBER 31        YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002            2001              2002            2002             2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   3,003,426   $   1,566,408    $      10,220    $   1,766,109    $   1,661,487   $      11,346

Expenses:
    Mortality and expense risk
       and administrative charges      1,610,141         847,773          144,131        1,003,604        1,154,917          27,576
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           1,393,285         718,635         (133,911)         762,505          506,570         (16,230)

Net realized gain (loss)               2,077,647       2,892,235         (204,564)     (11,702,441)      (6,279,463)        (78,520)
Unrealized appreciation
    (depreciation) during the
    period                            (7,206,892)     (3,374,764)        (135,173)      (1,233,075)      (4,084,207)        (20,228)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (3,735,960)        236,106         (473,648)     (12,173,011)      (9,857,100)       (114,978)

Changes from principal
    transactions:
       Purchase payments              12,999,359      12,061,247       24,676,216        5,369,213        8,881,103       5,169,246
       Transfers between sub-
           accounts and the
           Company                    38,467,502      17,830,845        4,188,625       (1,797,824)       1,739,124       1,024,071
       Withdrawals                   (12,577,104)     (6,096,963)        (177,117)      (6,826,594)      (7,104,749)       (136,475)
       Annual contract fee              (166,579)        (44,288)               0          (77,240)         (50,307)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            38,723,178      23,750,841       28,687,724       (3,332,445)       3,465,171       6,056,842
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           34,987,218      23,986,947       28,214,076      (15,505,456)      (6,391,929)      5,941,864
Contract owners' equity at
    beginning of period               73,863,177      49,876,230                0       74,843,169       81,235,098               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 108,850,395   $  73,863,177    $  28,214,076    $  59,337,713    $  74,843,169   $   5,941,864
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                                                                        LIFESTYLE
                                                                    HIGH YIELD--B                                       AGGRESSIVE
                                            HIGH YIELD--A               (2)            LIFESTYLE AGGRESSIVE 1000--A     1000--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                          YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31          YEAR ENDED DECEMBER 31        DECEMBER 31
                                        2002            2001            2002               2002             2001           2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $  11,981,195   $  14,082,998    $     166,246    $     738,071    $   6,677,725   $       3,038

Expenses:
   Mortality and expense risk
       and administrative charges      1,988,137       2,020,610           81,182        1,370,264        1,265,443         111,365
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           9,993,058      12,062,388           85,064         (632,193)       5,412,282        (108,327)

Net realized gain (loss)             (27,263,784)    (18,227,513)        (232,857)      (8,480,152)      (2,722,360)       (266,368)
Unrealized appreciation
   (depreciation) during the
   period                              6,608,120      (3,977,805)         407,986      (14,228,720)     (16,434,732)       (583,478)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (10,662,606)    (10,142,930)         260,193      (23,341,065)     (13,744,810)       (958,173)

Changes from principal
   transactions:
       Purchase payments              12,836,094      17,548,109       13,515,097       13,235,605       27,626,431      23,602,718
       Transfers between sub-
           accounts and the
           Company                    13,382,263      19,867,888        5,344,290        2,263,876        4,919,247       3,248,113
       Withdrawals                   (13,508,610)    (15,005,911)        (154,481)      (5,844,623)      (4,233,194)        (61,304)
       Annual contract fee              (148,617)        (78,772)               0         (222,649)        (106,829)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            12,561,130      22,331,314       18,704,906        9,432,209       28,205,655      26,789,527
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            1,898,524      12,188,384       18,965,099      (13,908,856)      14,460,845      25,831,354
Contract owners' equity at
    beginning of period              133,748,028     121,559,644                0       95,037,182       80,576,337               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 135,646,552   $ 133,748,028    $  18,965,099    $  81,128,326    $  95,037,182   $  25,831,354
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                     LIFESTYLE                                          LIFESTYLE
                                                                    GROWTH 820--B                                     BALANCED 640--
                                       LIFESTYLE GROWTH 820--A           (2)           LIFESTYLE BALANCED 640--A           B(2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                        2002            2001             2002             2002             2001           2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   9,798,226   $  31,273,338    $      28,539    $  16,939,176    $  28,360,750   $      66,081

Expenses:
   Mortality and expense risk
       and administrative charges      6,739,165       5,572,022          502,039        7,574,348        5,669,714         632,246
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           3,059,061      25,701,316         (473,500)       9,364,828       22,691,036        (566,165)

Net realized gain (loss)             (24,910,263)     (7,734,403)        (795,789)     (19,379,768)      (4,474,066)       (233,278)
Unrealized appreciation
   (depreciation) during the
   period                            (66,645,311)    (56,710,602)      (1,203,734)     (52,117,232)     (40,120,126)        315,761
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (88,496,513)    (38,743,689)      (2,473,023)     (62,132,172)     (21,903,156)       (483,682)

Changes from principal
   transactions:
       Purchase payments              78,339,455     114,644,548       98,002,492       81,452,405      110,222,350     126,304,728
       Transfers between sub-
           accounts and the
           Company                     9,192,018      31,577,676       21,478,710       69,027,356       45,658,871      31,435,317
       Withdrawals                   (24,652,680)    (20,376,071)        (624,928)     (44,193,214)     (27,460,181)     (1,952,292)
       Annual contract fee              (820,959)       (361,830)               0         (720,680)        (248,953)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             62,057,834     125,484,323      118,856,274      105,565,867      128,172,087     155,787,753
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           (26,438,679)     86,740,634      116,383,251       43,433,695      106,268,931     155,304,071
Contract owners' equity at
   beginning of period               437,225,977     350,485,343                0      452,594,244      346,325,313               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                       $ 410,787,298   $ 437,225,977    $ 116,383,251    $ 496,027,939    $ 452,594,244   $ 155,304,071
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                     LIFESTYLE                                          LIFESTYLE
                                                                      MODERATE                                         CONSERVATIVE
                                     LIFESTYLE MODERATE 460--A       460--B (2)       LIFESTYLE CONSERVATIVE 280--A      280--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002             2001             2002             2002             2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   6,817,009   $   7,902,314    $      48,617    $   4,150,295    $   4,151,737   $      43,896

Expenses:
    Mortality and expense risk
       and administrative charges      3,057,848       2,169,905          298,244        2,039,830        1,321,714         199,164
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           3,759,161       5,732,409         (249,627)       2,110,465        2,830,023        (155,268)

Net realized gain (loss)              (5,094,965)     (2,134,418)        (201,098)      (1,477,388)        (642,485)        (62,651)
Unrealized appreciation
    (depreciation) during the
    period                            (7,691,449)     (6,850,716)         661,824         (316,644)        (688,992)        743,780
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (9,027,253)     (3,252,725)         211,099          316,433        1,498,546         525,861

Changes from principal
    transactions:
       Purchase payments              33,041,997      32,428,718       54,323,811       18,382,289       17,950,612      36,109,609
       Transfers between sub-
           accounts and the
           Company                    35,423,993      16,990,967       16,084,294       39,064,001       17,811,230       7,809,440
       Withdrawals                   (16,466,800)    (13,343,533)        (856,642)     (17,028,518)      (7,914,526)       (686,035)
       Annual contract fee              (253,436)        (81,963)               0         (131,615)         (39,395)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            51,745,754      35,994,189       69,551,463       40,286,157       27,807,921      43,233,014
                                   -------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           42,718,501      32,741,464       69,762,562       40,602,590       29,306,467      43,758,875
Contract owners' equity at
    beginning of period              168,531,837     135,790,373                0      105,738,771       76,432,304               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 211,250,338   $ 168,531,837    $  69,762,562    $ 146,341,361    $ 105,738,771   $  43,758,875
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                       SMALL
                                                                      COMPANY                                         INTERNATIONAL
                                      SMALL COMPANY VALUE--A         VALUE--B (2)       INTERNATIONAL VALUE--A         VALUE--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31         DECEMBER 31        YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002             2001            2002              2002            2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   1,413,944   $     124,685    $       2,450    $     759,226    $   1,675,032   $       9,025

Expenses:
    Mortality and expense risk
       and administrative charges      3,082,696       1,277,039          214,523        1,461,183          949,485         140,362
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)          (1,668,752)     (1,152,354)        (212,073)        (701,957)         725,547        (131,337)

Net realized gain (loss)               2,650,043       4,152,131         (737,319)      (9,351,887)      (3,055,770)       (513,097)
Unrealized appreciation
    (depreciation) during the
    period                           (28,129,963)      1,760,796          (41,870)     (11,606,333)      (4,586,703)       (718,218)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (27,148,672)      4,760,573         (991,262)     (21,660,177)      (6,916,926)     (1,362,652)

Changes from principal
    transactions:
       Purchase payments              32,266,541      24,028,645       34,902,183       12,898,013       18,633,675      23,290,571
       Transfers between sub-
           accounts and the
           Company                    74,719,762      47,694,013        9,625,190       29,060,085       10,903,759       9,142,901
       Withdrawals                   (15,689,037)     (6,840,042)        (367,964)      (6,577,115)      (4,607,196)     (1,076,883)
       Annual contract fee              (352,687)        (70,716)               0         (164,739)         (65,593)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            90,944,579      64,811,900       44,159,409       35,216,244       24,864,645      31,356,589
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           63,795,907      69,572,473       43,168,147       13,556,067       17,947,719      29,993,937
Contract owners' equity at
    beginning of period              129,356,338      59,783,865                0       75,576,337       57,628,618               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 193,152,245   $ 129,356,338    $  43,168,147    $  89,132,404    $  75,576,337   $  29,993,937
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY                                       TOTAL RETURN--B
                                     SMALL COMPANY BLEND--A          BLEND--B (2)          TOTAL RETURN--A                 (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31       DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                        2002            2001            2002             2002             2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     219,321   $     464,556    $         254   $  23,013,999    $   8,514,836   $       85,711

Expenses:
    Mortality and expense risk
       and administrative charges      1,605,041       1,342,521           73,401       8,016,349        3,767,832          641,668
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)          (1,385,720)       (877,965)         (73,147)     14,997,650        4,747,004         (555,957)

Net realized gain (loss)             (21,016,147)    (14,964,306)        (445,632)      8,339,401        6,224,570          402,589
Unrealized appreciation
    (depreciation) during the
    period                           (13,854,023)     13,065,358         (404,893)     17,177,695        4,611,990        4,253,629
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (36,255,890)     (2,776,913)        (923,672)     40,514,746       15,583,564        4,100,261

Changes from principal
    transactions:
       Purchase payments              14,649,064      18,351,095       13,553,330      69,970,819       97,411,836      121,904,718
       Transfers between sub-
           accounts and the
           Company                    10,611,994      14,512,595        2,940,763     173,662,568      137,200,949       23,477,044
       Withdrawals                    (7,012,852)     (5,239,976)         (97,104)    (49,611,673)     (20,961,429)      (1,536,055)
       Annual contract fee              (194,217)       (107,144)               0        (814,233)        (190,783)               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            18,053,989      27,516,570       16,396,989     193,207,481      213,460,573      143,845,707
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (18,201,901)     24,739,657       15,473,317     233,722,227      229,044,137      147,945,968
Contract owners' equity at
    beginning of period              107,699,594      82,959,937                0     377,184,115      148,139,978                0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  89,497,693   $ 107,699,594    $  15,473,317   $ 610,906,342    $ 377,184,115   $  147,945,968
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                      U.S. LARGE
                                                                     CAP VALUE--B                                        MID-CAP
                                      U.S. LARGE CAP VALUE--A            (2)                MID CAP STOCK--A           STOCK--B (2)
                                   ------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                        2002           2001             2002              2002             2001           2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     846,589   $   2,639,997    $       1,461    $           0    $           0   $           0

Expenses:
    Mortality and expense risk
       and administrative charges      4,146,225       3,858,633          199,138        1,613,189        1,267,950          88,453
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)          (3,299,636)     (1,218,636)        (197,677)      (1,613,189)      (1,267,950)        (88,453)

Net realized gain (loss)             (15,354,651)       (265,347)        (536,557)      (9,943,108)      (4,391,627)       (198,403)
Unrealized appreciation
    (depreciation) during the
    period                           (71,442,209)     (6,818,955)        (118,325)     (19,384,457)      (3,051,082)       (361,070)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (90,096,496)     (8,302,938)        (852,559)     (30,940,754)      (8,710,659)       (647,926)

Changes from principal
    transactions:
       Purchase payments              30,152,648      56,577,305       34,742,061       16,726,451       28,854,943      15,005,125
       Transfers between sub-
           accounts and the
           Company                    10,430,828      42,830,870        6,258,578        3,484,532       19,287,542       3,874,326
       Withdrawals                   (18,897,540)    (15,483,321)        (216,408)      (6,595,563)      (5,066,965)        (70,993)
       Annual contract fee              (455,264)       (262,632)               0         (209,281)         (90,144)              0
                                   ------------------------------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from
    principal transactions            21,230,672      83,662,222       40,784,231       13,406,139       42,985,376      18,808,458
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (68,865,824)     75,359,284       39,931,672      (17,534,615)      34,274,717      18,160,532
Contract owners' equity at
    beginning of period              304,996,468     229,637,184                0      109,659,241       75,384,524               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 236,130,644   $ 304,996,468    $  39,931,672    $  92,124,626    $ 109,659,241   $  18,160,532
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                       TACTICAL
                                                                    ALLOCATION--B                                         DYNAMIC
                                        TACTICAL ALLOCATION--A            (2)              DYNAMIC GROWTH--A           GROWTH--B (2)
                                   ------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                        2002            2001            2002             2002            2001              2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $       1,486   $     450,672    $           0    $           0    $     176,321   $           0

Expenses:
    Mortality and expense risk
       and administrative charges        986,506         836,567           26,200        1,030,358        1,467,410          20,255
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (985,020)       (385,895)         (26,200)      (1,030,358)      (1,291,089)        (20,255)

Net realized gain (loss)              (9,023,658)     (4,405,640)         (29,531)     (53,003,232)     (40,230,842)        (89,409)
Unrealized appreciation
    (depreciation) during the
    period                            (9,251,757)     (4,357,593)        (106,854)      27,556,315      (15,232,811)        (94,763)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (19,260,435)     (9,149,128)        (162,585)     (26,477,275)     (56,754,742)       (204,427)

Changes from principal
    transactions:
       Purchase payments               9,355,127      25,416,000        4,437,868        5,699,912       33,352,059       3,901,542
       Transfers between sub-
           accounts and the
           Company                    (3,192,626)     16,655,246          909,266       (9,627,810)      10,035,539         476,227
       Withdrawals                    (3,171,002)     (2,297,814)         (17,116)      (6,160,656)      (4,725,862)        (36,804)
       Annual contract fee              (173,268)        (97,010)               0         (197,554)        (133,172)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             2,818,231      39,676,422        5,330,018      (10,286,108)      38,528,564       4,340,965
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (16,442,204)     30,527,294        5,167,433      (36,763,383)     (18,226,178)      4,136,538
Contract owners' equity at
    beginning of period               68,418,252      37,890,958                0       90,311,350      108,537,528               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  51,976,048   $  68,418,252    $   5,167,433    $  53,547,967    $  90,311,350   $   4,136,538
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                       INTERNET
                                                                     TECHNOLOGIES                                     INTERNATIONAL
                                      INTERNET TECHNOLOGIES--A         --B (2)           INTERNATIONAL INDEX--A        INDEX--B (2)
                                   ------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002             2001             2002             2002            2001             2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0   $           0    $           0    $     195,833    $     150,074   $      73,986

Expenses:
    Mortality and expense risk
       and administrative charges        367,924         575,031           11,163          221,096          147,669          28,131
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (367,924)       (575,031)         (11,163)         (25,263)           2,405          45,855

Net realized gain (loss)             (32,895,046)    (25,510,772)         (10,913)      (2,146,826)      (1,092,680)       (102,024)
Unrealized appreciation
    (depreciation) during the
    period                            18,912,850        (624,106)         130,233         (740,986)      (1,350,445)       (105,515)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (14,350,120)    (26,709,909)         108,157       (2,913,075)      (2,440,720)       (161,684)

Changes from principal
    transactions:
       Purchase payments               3,043,522      10,377,810        2,203,496        2,992,589        5,975,523       4,165,238
       Transfers between sub-
           accounts and the
           Company                    (2,748,309)      4,331,792          260,326        2,396,719        1,811,325       1,263,539
       Withdrawals                    (1,342,996)     (1,875,200)         (31,655)      (1,083,685)        (652,186)        (44,380)
       Annual contract fee               (76,056)        (69,029)               0          (30,608)         (10,675)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            (1,123,839)     12,765,373        2,432,167        4,275,015        7,123,987       5,384,397
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (15,473,959)    (13,944,536)       2,540,324        1,361,940        4,683,267       5,222,713
Contract owners' equity at
    beginning of period               36,179,674      50,124,210                0       12,686,905        8,003,638               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  20,705,715   $  36,179,674    $   2,540,324    $  14,048,845    $  12,686,905   $   5,222,713
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                    TOTAL STOCK
                                        TOTAL STOCK MARKET          MARKET INDEX
                                             INDEX--A                  --B (2)             500 INDEX--A             500 INDEX--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31       DECEMBER 31       YEAR ENDED DECEMBER 31          DECEMBER 31
                                       2002            2001            2002            2002              2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     237,548   $     201,791   $      60,461   $       3,519    $   1,169,265   $             4

Expenses:
    Mortality and expense risk
       and administrative charges        389,238         270,413          26,107       2,369,867        1,564,727           163,929
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (151,690)        (68,622)         34,354      (2,366,348)        (395,462)         (163,925)

Net realized gain (loss)              (2,323,091)     (1,438,676)       (104,958)    (21,292,483)      (7,725,632)         (601,407)
Unrealized appreciation
    (depreciation) during the
    period                            (4,368,287)       (651,864)       (186,281)    (20,746,205)      (5,248,394)         (561,977)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (6,843,068)     (2,159,162)       (256,885)    (44,405,036)     (13,369,488)       (1,327,309)

Changes from principal
    transactions:
       Purchase payments               4,992,764       6,128,531       4,718,917      29,151,983       50,888,607        30,766,509
       Transfers between sub-
           accounts and the
           Company                     2,821,406       9,430,012       1,435,506      20,678,780       59,546,373         7,271,139
       Withdrawals                    (2,086,338)       (601,438)        (22,082)    (11,756,782)      (6,010,446)         (310,700)
       Annual contract fee               (44,805)        (10,893)              0        (359,480)        (114,413)                0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             5,683,027      14,946,212       6,132,341      37,714,501      104,310,121        37,726,948
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           (1,160,041)     12,787,050       5,875,456      (6,690,535)      90,940,633        36,399,639
Contract owners' equity at
    beginning of period               25,291,072      12,504,022               0     154,147,342       63,206,709                 0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  24,131,031   $  25,291,072   $   5,875,456   $ 147,456,807    $ 154,147,342   $    36,399,639
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                       MID CAP                                       SMALL CAP INDEX
                                           MID CAP INDEX--A          INDEX--B (2)         SMALL CAP INDEX--A             --B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31        YEAR ENDED DECEMBER 31          DECEMBER 31
                                       2002             2001             2002           2002              2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     257,051   $     234,678    $      65,616   $     254,534    $     379,293   $       83,509

Expenses:
    Mortality and expense risk
       and administrative charges        807,184         391,981           60,331         492,247          220,964           43,855
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (550,133)       (157,303)           5,285        (237,713)         158,329           39,654

Net realized gain (loss)              (2,686,795)     (1,645,809)        (174,688)     (2,354,272)      (1,335,416)        (156,845)
Unrealized appreciation
    (depreciation) during the
    period                            (9,009,316)        672,275         (266,145)     (7,071,736)       1,018,358         (260,602)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (12,246,244)     (1,130,837)        (435,548)     (9,663,721)        (158,729)        (377,793)

Changes from principal
    transactions:
       Purchase payments               9,533,030      11,259,601        9,590,419       7,151,868        7,663,722        7,430,906
       Transfers between sub-
           accounts and the
           Company                    19,280,805      15,499,075        3,138,636       8,821,938       13,169,926        2,229,530
       Withdrawals                    (4,367,432)     (1,678,453)        (134,223)     (2,691,123)        (807,211)         (61,803)
       Annual contract fee               (93,847)        (16,817)               0         (60,582)         (11,374)               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            24,352,556      25,063,406       12,594,832      13,222,101       20,015,063        9,598,633
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           12,106,312      23,932,569       12,159,284       3,558,380       19,856,334        9,220,840
Contract owners' equity at
    beginning of period               37,600,321      13,667,752                0      25,474,661        5,618,327                0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  49,706,633   $  37,600,321    $  12,159,284   $  29,033,041    $  25,474,661   $    9,220,840
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                ----------------------------------------------------------------------------------------------------
                                                                    CAPITAL
                                                                  APPRECIATION                                    TELECOMMUNICATIONS
                                   CAPITAL APPRECIATION--A          --B (2)         TELECOMMUNICATIONS--A (4)           --B (2)
                                ----------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                         YEAR ENDED
                                    YEAR ENDED DECEMBER 31         DECEMBER 31       YEAR ENDED DECEMBER 31           DECEMBER 31
                                     2002            2001             2002            2002             2001              2002
                                ----------------------------------------------------------------------------------------------------
Income:
   Dividends                    $           0   $           0    $           0   $           0    $           0   $               0

Expenses:
    Mortality and expense risk
       and administrative
       charges                        518,993         205,687           67,118          89,279           36,061               8,955
                                ---------------------------------------------------------------------------------------------------
Net investment income (loss)         (518,993)       (205,687)         (67,118)        (89,279)         (36,061)             (8,955)

Net realized gain (loss)           (2,690,993)     (1,423,346)        (195,278)     (2,826,618)        (781,106)            (29,282)
Unrealized appreciation
    (depreciation) during the
    period                        (10,230,082)       (338,212)        (835,405)     (1,413,072)        (278,889)            (30,789)
                                ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity
    from operations               (13,440,068)     (1,967,245)      (1,097,801)     (4,328,969)      (1,096,056)            (69,026)

Changes from principal
    transactions:
       Purchase payments           10,401,116      11,880,721       10,920,067       1,641,855        3,680,658           1,918,339
       Transfers between sub-
           accounts and the
           Company                 11,013,903      16,855,747        3,363,596         595,722        5,509,990             365,270
       Withdrawals                 (1,516,331)       (608,434)         (68,708)       (401,162)         (68,733)            (23,196)
       Annual contract fee            (67,759)        (10,738)               0         (13,697)          (2,053)                  0
                                ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity
    from principal
    transactions                   19,830,929      28,117,296       14,214,955       1,822,718        9,119,862           2,260,413
                                ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity         6,390,861      26,150,051       13,117,154      (2,506,251)       8,023,806           2,191,387
Contract owners' equity at
    beginning of period            27,008,052         858,001                0       8,023,806                0                   0
                                ---------------------------------------------------------------------------------------------------

Contract owners' equity at
    end of period               $  33,398,913   $  27,008,052    $  13,117,154   $   5,517,555    $   8,023,806   $       2,191,387
                                ===================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                        HEALTH
                                                                       SCIENCES                                           MID CAP
                                       HEALTH SCIENCES--A (4)          --B (2)            MID CAP GROWTH--A (4)        GROWTH--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31         DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002             2001             2002             2002             2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     130,633   $           0    $         272    $           0    $           0   $           0

Expenses:
    Mortality and expense risk
       and administrative charges        822,103         200,609           74,290          422,591           98,603          40,046
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (691,470)       (200,609)         (74,018)        (422,591)         (98,603)        (40,046)

Net realized gain (loss)              (4,914,819)       (138,860)        (136,522)      (4,864,280)        (630,156)       (214,144)
Unrealized appreciation
    (depreciation) during the
    period                           (13,328,080)      2,142,755         (438,143)      (6,327,604)         555,958         (92,314)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (18,934,369)      1,803,286         (648,683)     (11,614,475)        (172,801)       (346,504)

Changes from principal
    transactions:
       Purchase payments              18,223,813      17,463,800       13,442,315        8,312,366        7,685,785       7,120,150
       Transfers between sub-
           accounts and the
           Company                     7,864,621      26,030,010        2,637,139        6,680,072       16,885,836       1,302,274
       Withdrawals                    (2,537,519)       (748,338)         (99,701)      (1,300,036)        (322,252)        (16,107)
       Annual contract fee              (105,433)        (10,649)               0          (58,633)          (3,851)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            23,445,482      42,734,823       15,979,753       13,633,769       24,245,518       8,406,317
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            4,511,113      44,538,109       15,331,070        2,019,294       24,072,717       8,059,813
Contract owners' equity at
    beginning of period               44,538,109               0                0       24,072,717                0               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  49,049,222   $  44,538,109    $  15,331,070    $  26,092,011    $  24,072,717   $   8,059,813
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                       MID CAP
                                               MID CAP              OPPORTUNITIES                                       FINANCIAL
                                         OPPORTUNITIES--A (4)          --B (2)         FINANCIAL SERVICES--A (4)     SERVICES--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31       DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                       2002             2001            2002             2002             2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0   $           0   $           0    $         668    $       5,716   $            1

Expenses:
    Mortality and expense risk
       and administrative charges        230,682          53,233          23,220          491,430          105,756           57,479
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (230,682)        (53,233)        (23,220)        (490,762)        (100,040)         (57,478)

Net realized gain (loss)              (1,444,949)       (254,283)        (51,887)      (1,646,961)        (460,013)        (116,388)
Unrealized appreciation
    (depreciation) during the
    period                            (4,431,079)        523,129        (270,104)      (5,328,250)         201,898         (244,081)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (6,106,710)        215,613        (345,211)      (7,465,973)        (358,155)        (417,947)

Changes from principal
    transactions:
       Purchase payments               5,307,642       5,904,385       4,410,761       10,738,074        9,549,130       10,391,373
       Transfers between sub-
           accounts and the
           Company                     2,221,864       7,055,377         708,081        8,449,512       12,449,084        1,833,512
       Withdrawals                      (421,482)       (151,770)        (77,949)      (1,506,019)        (334,311)         (86,421)
       Annual contract fee               (33,816)         (5,078)              0          (67,047)          (5,416)               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             7,074,208      12,802,914       5,040,893       17,614,520       21,658,487       12,138,464
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              967,498      13,018,527       4,695,682       10,148,547       21,300,332       11,720,517
Contract owners' equity at
    beginning of period               13,018,527               0               0       21,300,332                0                0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  13,986,025   $  13,018,527   $   4,695,682    $  31,448,879    $  21,300,332   $   11,720,517
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                     QUANTITATIVE
                                                                      MID CAP--B                                        STRATEGIC
                                    QUANTITATIVE MID CAP--A (4)          (2)             STRATEGIC GROWTH--A (4)       GROWTH--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                       2002            2001             2002             2002             2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0   $           0    $           0    $           0    $           0   $           0

Expenses:
    Mortality and expense risk
       and administrative charges         95,493          19,893            8,652          762,988          205,377          67,752
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)             (95,493)        (19,893)          (8,652)        (762,988)        (205,377)        (67,752)

Net realized gain (loss)                (685,608)       (122,156)         (18,576)      (4,356,692)      (1,054,394)       (138,640)
Unrealized appreciation
    (depreciation) during the
    period                            (1,040,142)       (127,856)         (89,472)     (12,971,242)         849,508        (146,699)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (1,821,243)       (269,905)        (116,700)     (18,090,922)        (410,263)       (353,091)

Changes from principal
    transactions:
       Purchase payments               2,008,716       2,006,503        1,690,305       15,763,382       16,643,888      10,495,658
       Transfers between sub-
           accounts and the
           Company                     2,749,479       2,660,137          518,971        9,009,232       29,309,482       2,823,182
       Withdrawals                      (389,443)        (65,163)          (6,656)      (2,868,719)        (759,887)       (110,533)
       Annual contract fee               (13,447)           (540)               0          (99,212)          (7,252)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             4,355,305       4,600,937        2,202,620       21,804,683       45,186,231      13,208,307
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            2,534,062       4,331,032        2,085,920        3,713,761       44,775,968      12,855,216
Contract owners' equity at
    beginning of period                4,331,032               0                0       44,775,968                0               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $   6,865,094   $   4,331,032    $   2,085,920    $  48,489,729    $  44,775,968   $  12,855,216
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                                                                         CAPITAL
                                                                   ALL CAP VALUE                                     OPPORTUNITIES--
                                        ALL CAP VALUE--A (4)          --B (2)        CAPITAL OPPORTUNITIES--A (4)         B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31       DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                       2002             2001            2002             2002            2001              2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $         714   $       3,235   $           1    $           0    $           0   $            0

Expenses:
    Mortality and expense risk
       and administrative charges        399,774          77,460          31,731          487,469          126,332           25,737
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (399,060)        (74,225)        (31,730)        (487,469)        (126,332)         (25,737)

Net realized gain (loss)              (3,356,156)       (376,923)       (153,925)      (3,256,978)        (326,683)         (63,662)
Unrealized appreciation
    (depreciation) during the
    period                            (6,134,255)      1,041,557         (96,236)      (7,673,248)         261,379         (167,260)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (9,889,471)        590,409        (281,891)     (11,417,695)        (191,636)        (256,659)

Changes from principal
    transactions:
       Purchase payments               7,487,851       7,315,671       5,331,940        9,072,045       10,158,527        4,825,428
       Transfers between sub-
           accounts and the
           Company                    11,509,389      11,168,995       1,653,765        4,103,929       19,088,625          952,338
       Withdrawals                    (1,348,925)       (458,504)        (97,000)      (1,804,854)        (596,013)         (33,445)
       Annual contract fee               (51,334)         (4,275)              0          (60,385)          (4,413)               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            17,596,981      18,021,887       6,888,705       11,310,735       28,646,726        5,744,321
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            7,707,510      18,612,296       6,606,814         (106,960)      28,455,090        5,487,662
Contract owners' equity at
    beginning of period               18,612,296               0               0       28,455,090                0                0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  26,319,806   $  18,612,296   $   6,606,814    $  28,348,130    $  28,455,090   $    5,487,662
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                      UTILITIES--B                                     MID-CAP VALUE
                                          UTILITIES--A (4)                (2)               MID CAP VALUE--A (4)           --B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                        2002            2001             2002             2002             2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $         867   $      74,285    $           3    $           0    $     156,761   $           0

Expenses:
    Mortality and expense risk
       and administrative charges        264,228          78,439           27,378        2,069,377          318,910         264,083
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (263,361)         (4,154)         (27,375)      (2,069,377)        (162,149)       (264,083)

Net realized gain (loss)              (3,000,027)       (408,611)         (76,879)      (2,056,052)        (213,679)       (444,246)
Unrealized appreciation
    (depreciation) during the
    period                            (1,973,109)     (1,380,657)         185,473      (17,182,158)       3,247,693        (326,894)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (5,236,497)     (1,793,422)          81,219      (21,307,587)       2,871,865      (1,035,223)

Changes from principal
    Transactions:
       Purchase payments               4,741,181       7,387,415        5,295,213       38,941,710       24,827,064      44,341,314
       Transfers between sub-
           accounts and the
           Company                     2,858,823      10,155,443        1,081,523       73,052,100       44,288,396      11,992,212
       Withdrawals                      (836,596)       (301,483)         (43,522)      (7,416,381)      (1,049,511)       (309,902)
       Annual contract fee               (43,504)         (4,077)               0         (260,991)         (17,364)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             6,719,904      17,237,298        6,333,214      104,316,438       68,048,585      56,023,624
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            1,483,407      15,443,876        6,414,433       83,008,851       70,920,450      54,988,401
Contract owners' equity at
    beginning of period               15,443,876               0                0       70,920,450                0               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  16,927,283   $  15,443,876    $   6,414,433    $ 153,929,301    $  70,920,450   $  54,988,401
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                                     SCUDDER 21ST      SCUDDER
                                                                     FUNDAMENTAL       CENTURY         CAPITAL       SCUDDER GLOBAL
                                      FUNDAMENTAL VALUE--A (4)       VALUE--B (2)   GROWTH--B (5)   GROWTH--B (5)   DISCOVERY--B (5)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED      YEAR ENDED     YEAR ENDED        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31     DECEMBER 31     DECEMBER 31      DECEMBER 31
                                       2002             2001             2002            2002            2002             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     125,822   $           0    $         526   $           0   $           0   $             0

Expenses:
    Mortality and expense risk
       and administrative charges      1,947,976         408,375          199,129             165             425               184
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)          (1,822,154)       (408,375)        (198,603)           (165)           (425)             (184)

Net realized gain (loss)              (4,795,847)       (387,131)        (191,785)            103             (17)               13
Unrealized appreciation
    (depreciation) during the
    period                           (18,833,626)      1,297,817         (698,166)         (5,396)        (16,908)              927
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (25,451,627)        502,311       (1,088,554)         (5,458)        (17,350)              756

Changes from principal
    Transactions:
       Purchase payments              39,149,760      40,188,351       35,493,405         152,611         435,382           136,524
       Transfers between sub-
           accounts and the
           Company                    33,426,284      50,801,526        8,691,721          13,087          42,119             5,881
       Withdrawals                    (7,042,210)     (1,288,526)        (199,265)            (55)           (359)              (14)
       Annual contract fee              (241,583)        (16,426)               0               0               0                 0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            65,292,251      89,684,925       43,985,861         165,643         477,142           142,391
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           39,840,624      90,187,236       42,897,307         160,185         459,792           143,147
Contract owners' equity at
    beginning of period               90,187,236               0                0               0               0                 0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 130,027,860   $  90,187,236    $  42,897,307   $     160,185   $     459,792   $       143,147
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                        SCUDDER         SCUDDER          SCUDDER          SCUDDER
                                   SCUDDER GROWTH   SCUDDER HEALTH   INTERNATIONAL     AGGRESSIVE      BLUE CHIP--B      CONTARIAN
                                   & INCOME--B (5)  SCIENCES--B (5)    --B (5)        GROWTH--B (5)       (5)          VALUE--B (5)
                                   -------------------------------------------------------------------------------------------------
                                      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                     DECEMBER 31      DECEMBER 31     DECEMBER 31     DECEMBER 31      DECEMBER 31     DECEMBER 31
                                        2002             2002             2002            2002             2002            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0    $          0     $          0    $           0    $           0   $           0

Expenses:
    Mortality and expense risk
       and administrative charges            312             340              719              100              409             654
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)                (312)           (340)            (719)            (100)            (409)           (654)

Net realized gain (loss)                     (15)             (9)             634               15             (223)           (170)
Unrealized appreciation
    (depreciation) during the
    period                               (12,091)         (4,947)          (4,582)          (2,854)          (7,526)        (11,933)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           (12,418)         (5,296)          (4,667)          (2,939)          (8,158)        (12,757)

Changes from principal
    transactions:
       Purchase payments                 286,745         284,531          505,929           77,169          332,376         451,261
       Transfers between sub-
           accounts and the
           Company                        13,003          40,205           48,481            7,344           58,082          64,957
       Withdrawals                             0             (35)            (256)               0             (207)            (37)
       Annual contract fee                     0               0                0                0                0               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions               299,748         324,701          554,154           84,513          390,251         516,181
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              287,330         319,405          549,487           81,574          382,093         503,424
Contract owners' equity at
    beginning of period                        0               0                0                0                0               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $     287,330    $    319,405     $    549,487    $      81,574    $     382,093   $     503,424
                                   ================================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                         SCUDDER                                          SCUDDER         SCUDDER
                                                       GOVERNMENT                                      INTERNATIONAL     INVESTMENT
                                    SCUDDER GLOBAL    SECURITIES--B     SCUDDER       SCUDDER HIGH     SELECT EQUITY   GRADE BOND--B
                                   BLUE CHIP--B (5)        (5)       GROWTH--B (5)    INCOME--B (5)       --B (5)           (5)
                                   -------------------------------------------------------------------------------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31      DECEMBER 31       DECEMBER 31
                                         2002             2002            2002             2002             2002            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $            0    $           0   $          0    $            0   $            0   $          0

Expenses:
    Mortality and expense risk
       and administrative charges             261            3,870            187             1,232              390          1,896
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)                 (261)          (3,870)          (187)           (1,232)            (390)        (1,896)

Net realized gain (loss)                     (100)             197           (258)            2,027              160            289
Unrealized appreciation
    (depreciation) during the
    period                                  1,417           17,344         (5,028)           14,698           (1,350)        22,105
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                              1,056           13,671         (5,473)           15,493           (1,580)        20,498

Changes from principal
    transactions:
       Purchase payments                  186,721        2,527,544        121,445           882,888          296,839      1,139,385
       Transfers between sub-
           accounts and the
           Company                         10,141          168,447         13,946            74,072           26,784        374,436
       Withdrawals                           (100)         (11,503)           (84)             (382)               0         (8,461)
       Annual contract fee                      0                0              0                 0                0              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                196,762        2,684,488        135,307           956,578          323,623      1,505,360
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity               197,818        2,698,159        129,834           972,071          322,043      1,525,858
Contract owners' equity at
    beginning of period                         0                0              0                 0                0              0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $      197,818    $   2,698,159   $    129,834    $      972,071   $      322,043   $  1,525,858
                                   ================================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                    -----------------------------------------------------------------------------------------------
                                       SCUDDER          SCUDDER          SCUDDER        SCUDDER     SCUDDER DAVIS   SCUDDER DREMAN
                                        MONEY          SMALL CAP       TECHNOLOGY     TOTAL RETURN  VENTURE VALUE      FINANCIAL
                                    MARKET--B (5)    GROWTH--B (5)    GROWTH--B (5)      --B (5)       --B (5)      SERVICES--B (5)
                                    -----------------------------------------------------------------------------------------------
                                     YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED       YEAR ENDED
                                     DECEMBER 31      DECEMBER 31      DECEMBER 31     DECEMBER 31   DECEMBER 31      DECEMBER 31
                                        2002              2002             2002            2002          2002             2002
                                    -----------------------------------------------------------------------------------------------
Income:
  Dividends                          $     2,366      $        0       $         0     $        0    $         0     $            0

Expenses:
  Mortality and expense risk
    and administrative charges             4,783             608               499          1,498            855                580
                                     ----------------------------------------------------------------------------------------------
Net investment income (loss)              (2,417)           (608)             (499)        (1,498)          (855)              (580)

Net realized gain (loss)                       2             (43)              535          1,800             25                 51
Unrealized appreciation
  (depreciation) during the
  period                                       0          (9,477)           (5,432)       (11,582)        (3,874)            (5,180)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  operations                              (2,415)        (10,128)           (5,396)       (11,280)        (4,704)            (5,709)

Changes from principal
  transactions:
    Purchase payments                  3,275,291         425,004           285,804        735,370        614,824            375,967
    Transfers between sub-
      accounts and the
      Company                           (587,882)         34,386            27,783         77,873         67,420             17,730
    Withdrawals                           (4,344)            (46)              (34)          (253)          (772)               (40)
    Annual contract fee                        0               0                 0              0              0                  0
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  principal transactions               2,683,065         459,344           313,553        812,990        681,472            393,657
                                     ----------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity              2,680,650         449,216           308,157        801,710        676,768            387,948
Contract owners' equity at
  beginning of period                          0               0                 0              0              0                  0
                                     ----------------------------------------------------------------------------------------------

Contract owners' equity at end
  of period                          $ 2,680,650      $  449,216       $   308,157     $  801,710    $   676,768     $      387,948
                                     ==============================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                      -------------------------------------------------------------------------------------------
                                                         SCUDDER     SCUDDER EAGLE
                                      SCUDDER DREMAN  DREMAN SMALL   FOCUSED LARGE     SCUDDER       SCUDDER         SCUDDER
                                       HIGH RETURN    CAP VALUE--B    CAP GROWTH    FOCUS VALUE &  INDEX 500--B   INVESCO DYNAMIC
                                      EQUITY--B (5)       (5)            --B (5)    GROWTH--B (5)       (5)        GROWTH--B (5)
                                      -------------------------------------------------------------------------------------------
                                        YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                       DECEMBER 31     DECEMBER 31    DECEMBER 31    DECEMBER 31    DECEMBER 31     DECEMBER 31
                                           2002           2002           2002            2002           2002            2002
                                      -------------------------------------------------------------------------------------------
Income:
 Dividends                            $          0    $         0    $         0    $         0    $         0    $             0

Expenses:
 Mortality and expense risk
  and administrative charges                 2,644          1,514            516            630          2,039                140
                                      -------------------------------------------------------------------------------------------
Net investment income (loss)                (2,644)        (1,514)          (516)          (630)        (2,039)              (140)

Net realized gain (loss)                      (309)            60              8              2          2,276                108
Unrealized appreciation
 (depreciation) during the
 period                                        880         15,402        (16,609)       (10,241)       (24,327)            (2,835)
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 operations                                 (2,073)        13,948        (17,117)       (10,869)       (24,090)            (2,867)

Changes from principal
 transactions:
   Purchase payments                     1,926,360      1,003,621        398,387        356,252        868,870             91,411
   Transfers between sub-
     accounts and the
     Company                               265,390        129,877         64,310         31,544        310,242              5,999
   Withdrawals                              (1,725)          (295)             0           (181)          (139)                 0
   Annual contract fee                           0              0              0              0              0                  0
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 principal transactions                  2,190,025      1,133,203        462,697        387,615      1,178,973             97,410
                                      -------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                 2,187,952      1,147,151        445,580        376,746      1,154,883             94,543
Contract owners' equity at
 beginning of period                             0              0              0              0              0                  0
                                      -------------------------------------------------------------------------------------------

Contract owners' equity at end
 of period                            $  2,187,952    $ 1,147,151    $   445,580    $   376,746    $ 1,154,883    $        94,543
                                      ===========================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                               -----------------------------------------------------------------------------------------------------
                                                 SCUDDER JANUS
                                   SCUDDER          GROWTH         SCUDDER MFS       SCUDDER OAK     SCUDDER TURNER      ALGER
                                JANUS GROWTH   OPPORTUNITIES--B  STRATEGIC VALUE   STRATEGIC EQUITY      MID CAP        AMERICAN
                               & INCOME--B (5)        (5)            --B (5)            --B (5)       GROWTH--B (5)  BALANCED--B (5)
                               -----------------------------------------------------------------------------------------------------
                                 YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED
                                 DECEMBER 31      DECEMBER 31      DECEMBER 31        DECEMBER 31      DECEMBER 31     DECEMBER 31
                                    2002             2002             2002               2002             2002            2002
                               -----------------------------------------------------------------------------------------------------
Income:
 Dividends                     $           0   $            0    $            0    $           0     $           0   $            0

Expenses:
 Mortality and expense risk
  and administrative charges             459              205               501              512               654              776
                               ----------------------------------------------------------------------------------------------------
Net investment income (loss)            (459)            (205)             (501)            (512)             (654)            (776)

Net realized gain (loss)                 (44)             (18)              (54)           1,441           (24,122)            (133)
Unrealized appreciation
 (depreciation) during the
 period                              (10,075)          (6,084)           (4,205)         (15,311)          (20,004)          (5,032)
                               ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 operations                          (10,578)          (6,307)           (4,760)         (14,382)          (44,780)          (5,941)

Changes from principal
 transactions:
   Purchase payments                 357,758          161,513           316,731          325,116           545,851          358,260
   Transfers between sub-
     accounts and the
     Company                          32,480           16,830            28,201           41,278            75,122          133,234
   Withdrawals                        (1,125)              (5)             (151)            (131)             (244)          (1,039)
   Annual contract fee                     0                0                 0                0                 0                0
                               ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 principal transactions              389,113          178,338           344,781          366,263           620,729          490,455
                               ----------------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity             378,535          172,031           340,021          351,881           575,949          484,514
Contract owners' equity at
 beginning of period                       0                0                 0                0                 0                0
                               ----------------------------------------------------------------------------------------------------

Contract owners' equity at end
 of period                     $     378,535   $      172,031    $      340,021    $     351,881     $     575,949   $      484,514
                               ====================================================================================================


(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                                                                 CREDIT SUISSE
                                         ALGER AMERICAN       CREDIT SUISSE       GLOBAL POST       DREYFUS SOCIALLY    DREYFUS VIF
                                            LEVERAGED       EMERGING MARKETS    VENTURE CAPITAL     RESPONSIBLE FUND   MIDCAP STOCK
                                         ALL CAP--B (5)          --B (5)            --B (5)              --B (5)          --B (5)
                                        --------------------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED         YEAR ENDED           YEAR ENDED       YEAR ENDED
                                          DECEMBER 31          DECEMBER 31        DECEMBER 31          DECEMBER 31      DECEMBER 31
                                              2002                 2002               2002                2002              2002
                                        --------------------------------------------------------------------------------------------
Income:
 Dividends                              $           0       $         121       $           0       $          15     $       1,279

Expenses:
 Mortality and expense risk
  and administrative charges                      235                 137                  17                 125               872
                                        -------------------------------------------------------------------------------------------
Net investment income (loss)                     (235)                (16)                (17)               (110)              407

Net realized gain (loss)                          (10)                (52)                 (7)                 (3)              (63)
Unrealized appreciation
 (depreciation) during the
 period                                        (7,831)             (1,151)                (52)             (3,264)           (5,526)
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 operations                                    (8,076)             (1,219)                (76)             (3,377)           (5,182)

Changes from principal
 transactions:
   Purchase payments                          255,421              71,544              25,576              95,117           610,238
   Transfers between sub-
     accounts and the
     Company                                    1,260              19,626               2,596               1,294           117,695
   Withdrawals                                     (4)                (36)                  0                   0              (414)
   Annual contract fee                              0                   0                   0                   0                 0
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 principal transactions                       256,677              91,134              28,172              96,411           727,519
                                        -------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                      248,601              89,915              28,096              93,034           722,337
Contract owners' equity at
 beginning of period                                0                   0                   0                   0                 0
                                        -------------------------------------------------------------------------------------------

Contract owners' equity at end
 of period                              $     248,601       $      89,915       $      28,096       $      93,034     $     722,337
                                        ===========================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                         -------------------------------------------------------------------------------------
                                            INVESCO VIF
                                         UTILITIES--B (5)         BASIC VALUE FOCUS--A              SPECIAL VALUE FOCUS--A
                                         -------------------------------------------------------------------------------------
                                            YEAR ENDED
                                           DECEMBER 31           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                               2002               2002            2001              2002              2001
                                         -------------------------------------------------------------------------------------
Income:
 Dividends                               $           572      $    763,964    $  2,451,975      $  1,010,341      $  1,398,925

Expenses:
 Mortality and expense risk
  and administrative charges                         120           593,776         595,855           314,895           256,257
                                         -------------------------------------------------------------------------------------
Net investment income (loss)                         452           170,188       1,856,120           695,446         1,142,668

Net realized gain (loss)                          23,988        (1,645,813)       (290,683)         (383,392)          450,958
Unrealized appreciation
 (depreciation) during the
 period                                            1,218        (7,307,839)       (555,137)       (6,483,227)        3,149,620
                                         -------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 operations                                       25,658        (8,783,464)      1,010,300        (6,171,173)        4,743,246

Changes from principal
 transactions:
   Purchase payments                              76,408           917,385       8,119,499           716,407         6,516,475
   Transfers between sub-
     accounts and the
     Company                                      11,648        (2,554,650)      3,706,847        (3,179,370)        5,680,230
   Withdrawals                                       (37)       (1,980,915)     (1,336,871)         (848,170)         (812,933)
   Annual contract fee                                 0           (94,911)        (60,190)          (52,005)          (21,558)
                                         -------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 principal transactions                           88,019        (3,713,091)     10,429,285        (3,363,138)       11,362,214
                                         -------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                         113,677       (12,496,555)     11,439,585        (9,534,311)       16,105,460
Contract owners' equity at
 beginning of period                                   0        46,017,149      34,577,564        25,709,074         9,603,614
                                         -------------------------------------------------------------------------------------

Contract owners' equity at end
 of period                               $       113,677      $ 33,520,594    $ 46,017,149      $ 16,174,763      $ 25,709,074
                                         =====================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                         -----------------------------------------------------------------------------
                                               DEVELOPING CAPITAL MARKETS
                                                       FOCUS--A                                  TOTAL
                                         -----------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                              2002                  2001               2002                 2001
                                         -----------------------------------------------------------------------------
Income:
  Dividends                              $         3,713      $        13,551     $   279,430,043      $   957,880,145

Expenses:
  Mortality and expense risk
    and administrative charges                    23,689               26,769         209,587,313          214,315,556
                                         -----------------------------------------------------------------------------
Net investment income (loss)                     (19,976)             (13,218)         69,842,730          743,564,589

Net realized gain (loss)                        (128,696)            (200,078)     (1,944,063,811)        (993,360,778)
Unrealized appreciation
  (depreciation) during the
  period                                         (49,069)             195,328      (1,032,339,776)      (2,017,940,394)
                                         -----------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  operations                                    (197,741)             (17,968)     (2,906,560,857)      (2,267,736,583)

Changes from principal
  transactions:
    Purchase payments                             30,354              142,273       2,890,519,515        2,327,092,092
    Transfers between sub-
      accounts and the
      Company                                    (44,039)            (579,039)        386,559,852          956,936,012
    Withdrawals                                  (84,499)             (24,766)     (1,596,745,913)      (1,660,609,562)
    Annual contract fee                           (4,595)              (4,155)        (19,459,137)         (11,770,693)
                                         -----------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  principal transactions                        (102,779)            (465,687)      1,660,874,317        1,611,647,849
                                         -----------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                       (300,520)            (483,655)     (1,245,686,540)        (656,088,734)
Contract owners' equity at
  beginning of period                          1,672,277            2,155,932      14,864,738,990       15,520,827,724
                                         -----------------------------------------------------------------------------

Contract owners' equity at end
  of period                              $     1,371,757      $     1,672,277     $13,619,052,450      $14,864,738,990
                                         =============================================================================

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Notes to Financial Statements

                                December 31, 2002

1.  ORGANIZATION

The Manufacturers Life Insurance Company (U.S.A.), Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A and hereinafter referred to as the Account) is a separate account established by The Manufacturers Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred eighteen sub-accounts of Manufacturers Investment Trust (the Trust), 32 sub-accounts of the Scudder Variable Series Trust, three sub-accounts of Merrill Lynch Variable Series Funds, Inc, two sub-accounts of the Dreyfus Service Corporation, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Alger American Fund and one sub-account of the Invesco VIF Funds. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23,
25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58,
60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 82, 83,
84, 85, 86, 87, 88, 90, 91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25,
26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 80,
81, 82, 83, 84, 90, 91, 92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, MRP 7, 17,
20, 21, 22, 23, 25, 26, 27, 50, 51, 52, 53, 55, 56, MLL 25, 26, 27, 28, 43, 55,
56, 58, 93, TYP 10, 11, 13, 14, 15, 16, 17, 18, 60, 61, 63, 64, 65, 66, 67, 68,
70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage
Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32,
33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52,
53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81,
82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26,
30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49,
50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75,
76, 80, 81, 82, 83, 85, 86), Venture Vision Variable Annuity 5, 6, 25, 26, 27,
28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B),
Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into the Company.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

1. ORGANIZATION (CONTINUED)

On January 22, 2002, B-share sub-accounts for the Manufacturers Investment Trust, Strategic Opportunities--Class B, Investment Quality Bond--Class B, Growth & Income--Class B, Blue Chip Growth--Class B, Money Market--Class B, Global Equity--Class B, Global Bond--Class B, U.S. Government Securities--Class B, Diversified Bond--Class B, Income & Value--Class B, Large Cap Growth--Class B, Equity-Income--Class B, Strategic Bond--Class B, Overseas--Class B, All Cap Core--Class B, All Cap Growth--Class B, International Small Cap--Class B, Pacific Rim Emerging Markets--Class B, Science & Technology--Class B, Emerging Small Company--Class B, Aggressive Growth--Class B, International Stock--Class B, Quantitative Equity--Class B, Value--Class B, Real Estate Securities--Class B, Balanced--Class B, High Yield--Class B, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class B, Small Company Value--Class B, International Value--Class B, Small Company Blend--Class B, Total Return--Class B, U.S. Large Cap Value--Class B, Mid Cap Stock--Class B, Tactical Allocation--Class B, Dynamic Growth--Class B, Internet Technologies--Class B, International Index--Class B, Total Stock Market Index--Class B, 500 Index--Class B, Mid Cap Index--Class B, Small Cap Index--Class B, Capital Appreciation--Class B, Telecommunications--Class B, Health Sciences--Class B, Mid Cap Growth--Class B, Mid Cap Opportunities--Class B, Financial Services--Class B, Quantitative Mid Cap--Class B, Strategic Growth--Class B, All Cap Value--Class B, Capital Opportunities--Class B, Utilities--Class B, Mid Cap Value--Class B and Fundamental Value--Class B commenced operations.

On October 7, 2002, thirty-nine new sub-accounts, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Aggressive Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Investment Grade Bond--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Invesco Dynamic Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Equity--Class B, Scudder Turner Mid Cap Growth--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Fund--Class B, Dreyfus VIF Midcap Stock--Class B and Invesco VIF Utilities--Class B commenced operations.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

1.  ORGANIZATION (CONTINUED)

On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.


On April 30, 2001, twelve new sub-accounts, All Cap Value, Capital Opportunities, Financial Services, Fundamental Value, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Mid Cap Value, Quantitative Mid Cap, Strategic Growth, Telecommunications and Utilities commenced operations.


On April 30, 2001, the Mid Cap Blend sub-account was renamed Strategic Opportunities through a vote of the Board of Directors.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)     Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26,
         27, 30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21,
         22, 23, 25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.  CONTRACT CHARGES (CONTINUED)

(iv)     Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B,
         29, TYP 10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)      Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20,
         21, 22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(iv)     Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56,
         70, 71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(vii)    Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63,
         65, 66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84,
         90, 91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55,
         56, 58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

(viii)   Current Contract Series (VTG38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
         deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively. On June 1, 2000, deductions were reduced to an effective annual rate of 0.15% and 0.30%, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.  CONTRACT CHARGES (CONTINUED)

(x)      Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82,
         83, 84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53,
         55, 56, MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63,
         65, 66, 67, 68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xi)     Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
         deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xii)    Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68):
         deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.

(xiii) Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xiv)    Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88):
         deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively.

(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

(xvi)    Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W,
         A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(xvii)   Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W,
         B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.  CONTRACT CHARGES (CONTINUED)

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively.

(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.

(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2002:

                                                                                PURCHASES              SALES
                                                                             -----------------------------------
Strategic Opportunities Portfolio--Class A                                   $  130,186,388        $ 284,097,803
Strategic Opportunities Portfolio--Class B                                       11,093,875              950,375
Investment Quality Bond Portfolio--Class A                                      141,705,573          120,762,399
Investment Quality Bond Portfolio--Class B                                       29,191,899            4,010,721
Growth & Income Portfolio--Class A                                              193,390,192          447,484,104
Growth & Income Portfolio--Class B                                               37,061,910            3,481,479
Blue Chip Growth Portfolio--Class A                                             125,048,306          309,700,778
Blue Chip Growth Portfolio--Class B                                              38,701,111            2,915,256
Money Market Portfolio--Class A                                               1,994,291,732        2,132,841,452
Money Market Portfolio--Class B                                                 588,271,467          401,080,687
Global Equity Portfolio--Class A                                                191,382,242          259,754,486
Global Equity Portfolio--Class B                                                 17,866,452            9,240,152
Global Bond Portfolio--Class A                                                   87,865,944           51,913,748
Global Bond Portfolio--Class B                                                   26,999,762            7,719,050
U.S. Government Securities Portfolio--Class A                                   274,077,168          152,856,162
U.S. Government Securities Portfolio--Class B                                   117,341,108           22,643,944
Diversified Bond Portfolio--Class A                                              93,488,152           70,691,915
Diversified Bond Portfolio--Class B                                              22,707,406            2,540,295
Income & Value Portfolio--Class A                                               115,944,479          135,558,876
Income & Value Portfolio--Class B                                                24,457,966            2,399,502
Large Cap Growth Portfolio--Class A                                             136,992,647          153,921,661
Large Cap Growth Portfolio--Class B                                              34,538,668            2,476,112
Equity-Income Portfolio--Class A                                                245,407,707          244,125,335
Equity-Income Portfolio--Class B                                                 68,668,649            4,323,152
Strategic Bond Portfolio--Class A                                                87,368,334           93,615,718
Strategic Bond Portfolio--Class B                                                15,255,787            2,616,857
Overseas Portfolio--Class A                                                     276,712,190          322,026,000
Overseas Portfolio--Class B                                                      92,469,457           83,323,904
All Cap Core Portfolio--Class A                                                  61,485,613          129,023,165
All Cap Core Portfolio--Class B                                                   7,058,745            2,733,036
All Cap Growth Portfolio--Class A                                                99,105,663          201,486,490
All Cap Growth Portfolio--Class B                                                13,263,554            1,164,677
International Small Cap Portfolio--Class A                                       68,710,212           94,110,023
International Small Cap Portfolio--Class B                                       52,466,846           47,494,510
Pacific Rim Emerging Markets Portfolio--Class A                                 136,452,527          138,924,008
Pacific Rim Emerging Markets Portfolio--Class B                                  29,626,284           25,188,062

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                PURCHASES              SALES
                                                                             -----------------------------------
Science & Technology Portfolio--Class A                                      $   80,124,524        $ 171,031,723
Science & Technology Portfolio--Class B                                          14,628,471            3,476,251
Emerging Small Company Portfolio--Class A                                        71,872,285           82,718,439
Emerging Small Company Portfolio--Class B                                        16,661,107            2,402,060
Aggressive Growth Portfolio--Class A                                             84,088,266          110,664,997
Aggressive Growth Portfolio--Class B                                             15,591,090            1,501,283
International Stock Portfolio--Class A                                          140,454,968          147,449,185
International Stock Portfolio--Class B                                          118,361,756          106,509,049
Quantitative Equity Portfolio--Class A                                           51,987,693          111,944,337
Quantitative Equity Portfolio--Class B                                            3,927,054              749,187
Value Portfolio--Class A                                                         78,565,871           91,070,694
Value Portfolio--Class B                                                         14,585,105            2,712,953
Real Estate Securities Portfolio--Class A                                       102,249,269           62,132,806
Real Estate Securities Portfolio--Class B                                        34,997,311            6,443,498
Balanced Portfolio--Class A                                                      21,924,178           24,494,118
Balanced Portfolio--Class B                                                       7,264,245            1,223,633
High Yield Portfolio--Class A                                                   136,764,158          114,209,970
High Yield Portfolio--Class B                                                    28,892,402           10,102,432
Lifestyle Aggressive 1000 Portfolio--Class A                                     27,758,592           18,958,576
Lifestyle Aggressive 1000 Portfolio--Class B                                     28,413,391            1,732,191
Lifestyle Growth 820 Portfolio--Class A                                         138,336,352           73,219,457
Lifestyle Growth 820 Portfolio--Class B                                         123,256,958            4,874,184
Lifestyle Balanced 640 Portfolio--Class A                                       200,446,536           85,515,841
Lifestyle Balanced 640 Portfolio--Class B                                       157,793,693            2,572,105
Lifestyle Moderate 460 Portfolio--Class A                                       102,472,201           46,967,286
Lifestyle Moderate 460 Portfolio--Class B                                        72,497,849            3,196,013
Lifestyle Conservative 280 Portfolio--Class A                                    82,390,413           39,993,791
Lifestyle Conservative 280 Portfolio--Class B                                    47,530,432            4,452,686
Small Company Value Portfolio--Class A                                          240,418,884          151,143,057
Small Company Value Portfolio--Class B                                           55,002,228           11,054,892
International Value Portfolio--Class A                                          113,310,305           78,796,018
International Value Portfolio--Class B                                          104,291,735           73,066,483
Small Company Blend Portfolio--Class A                                           98,538,645           81,870,376
Small Company Blend Portfolio--Class B                                           18,959,257            2,635,415
Total Return Portfolio--Class A                                                 372,846,895          164,641,764
Total Return Portfolio--Class B                                                 157,089,116           13,799,366

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                PURCHASES               SALES
                                                                              ----------------------------------
U.S. Large Cap Value Portfolio--Class A                                       $  99,577,955         $ 81,646,919
U.S. Large Cap Value Portfolio--Class B                                          42,635,643            2,049,089
Mid Cap Stock Portfolio--Class A                                                 52,435,506           40,642,556
Mid Cap Stock Portfolio--Class B                                                 19,730,362            1,010,357
Tactical Allocation Portfolio--Class A                                           23,275,669           21,442,458
Tactical Allocation Portfolio--Class B                                            5,567,607              263,789
Dynamic Growth Portfolio--Class A                                                38,874,526           50,190,992
Dynamic Growth Portfolio--Class B                                                 5,620,012            1,299,302
Internet Technologies Portfolio--Class A                                         14,460,253           15,952,016
Internet Technologies Portfolio--Class B                                          2,902,396              481,392
International Index Portfolio--Class A                                           34,396,415           30,146,663
International Index Portfolio--Class B                                           20,337,372           14,907,120
Total Stock Market Index Portfolio--Class A                                      15,746,805           10,215,468
Total Stock Market Index Portfolio--Class B                                       6,818,082              651,387
500 Index Portfolio--Class A                                                    104,396,823           69,048,670
500 Index Portfolio--Class B                                                     46,077,115            8,514,092
Mid Cap Index Portfolio--Class A                                                 56,284,799           32,482,376
Mid Cap Index Portfolio--Class B                                                 13,645,800            1,045,683
Small Cap Index Portfolio--Class A                                               33,793,502           20,809,114
Small Cap Index Portfolio--Class B                                               10,444,680              806,393
Capital Appreciation Portfolio--Class A                                          27,671,212            8,359,276
Capital Appreciation Portfolio--Class B                                          15,103,314              955,477
Telecommunications Portfolio--Class A                                             7,348,187            5,614,748
Telecommunications Portfolio--Class B                                             2,465,765              214,307
Health Sciences Portfolio--Class A                                               46,637,511           23,883,499
Health Sciences Portfolio--Class B                                               16,745,402              839,667
Mid Cap Growth Portfolio--Class A                                                35,054,834           21,843,656
Mid Cap Growth Portfolio--Class B                                                 9,177,485              811,214
Mid Cap Opportunities Portfolio--Class A                                         15,192,695            8,349,169
Mid Cap Opportunities Portfolio--Class B                                          5,256,178              238,505
Financial Services Portfolio--Class A                                            32,000,837           14,877,079
Financial Services Portfolio--Class B                                            12,617,196              536,210
Quantitative Mid Cap Portfolio--Class A                                           7,296,162            3,036,350
Quantitative Mid Cap Portfolio--Class B                                           2,329,897              135,929
Strategic Growth Portfolio--Class A                                              36,836,755           15,795,060
Strategic Growth Portfolio--Class B                                              13,957,965              817,410
All Cap Value Portfolio--Class A                                                 34,107,630           16,909,709
All Cap Value Portfolio--Class B                                                  7,730,272              873,297

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                PURCHASES               SALES
                                                                             -----------------------------------
Capital Opportunities Portfolio--Class A                                     $   21,579,284         $ 10,756,018
Capital Opportunities Portfolio--Class B                                          5,989,020              270,436
Utilities Portfolio--Class A                                                     13,970,831            7,514,288
Utilities Portfolio--Class B                                                      6,715,468              409,629
Mid Cap Value Portfolio--Class A                                                152,610,796           50,363,735
Mid Cap Value Portfolio--Class B                                                 58,784,821            3,025,280
Fundamental Value Portfolio--Class A                                             92,579,765           29,109,668
Fundamental Value Portfolio--Class B                                             45,323,037            1,535,779
Scudder 21st Century Growth Portfolio--Class B                                      166,261                  783
Scudder Capital Growth Portfolio--Class B                                           477,176                  459
Scudder Global Discovery Portfolio--Class B                                         142,570                  363
Scudder Growth & Income Portfolio--Class B                                          299,744                  308
Scudder Health Sciences Portfolio--Class B                                          324,935                  574
Scudder International Portfolio--Class B                                            585,650               32,215
Scudder Aggressive Growth Portfolio--Class B                                         84,623                  210
Scudder Blue Chip Portfolio--Class B                                                390,008                  166
Scudder Contarian Value Portfolio--Class B                                          516,074                  547
Scudder Global Blue Chip Portfolio--Class B                                         197,044                  543
Scudder Government Securities Portfolio--Class B                                  2,711,510               30,892
Scudder Growth Portfolio--Class B                                                   135,302                  182
Scudder High Income Portfolio--Class B                                              990,243               34,897
Scudder International Select Equity Portfolio--Class B                              324,308                1,075
Scudder Investment Grade Bond Portfolio--Class B                                  1,515,074               11,610
Scudder Money Market Portfolio--Class B                                           3,331,814              651,166
Scudder Small Cap Growth Portfolio--Class B                                         459,108                  372
Scudder Technology Growth Portfolio--Class B                                        313,566                  512
Scudder Total Return Portfolio--Class B                                             812,695                1,203
Scudder Davis Venture Value Portfolio--Class B                                      682,563                1,946
Scudder Dreman Financial Services Portfolio--Class B                                393,637                  560
Scudder Dreman High Return Equity Portfolio--Class B                              2,199,443               12,062
Scudder Dreman Small Cap Value Portfolio--Class B                                 1,134,078                2,389
Scudder Eagle Focused Large Cap Growth Portfolio--Class B                           463,589                1,408
Scudder Focus Value & Growth Portfolio--Class B                                     389,109                2,124
Scudder Index 500 Portfolio--Class B                                              1,205,156               28,222
Scudder Invesco Dynamic Growth Portfolio--Class B                                    97,425                  155
Scudder Janus Growth & Income Portfolio--Class B                                    389,540                  886
Scudder Janus Growth Opportunities Portfolio--Class B                               178,326                  193

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES              SALES
                                                                               ------------------------------------
Scudder MFS Strategic Value Portfolio--Class B                                 $       344,815       $          535
Scudder Oak Strategic Equity Portfolio--Class B                                        367,399                1,648
Scudder Turner Mid Cap Growth Portfolio--Class B                                       636,485               16,410
Alger American Balanced Portfolio--Class B                                             490,454                  775
Alger American Leveraged All Cap Portfolio--Class B                                    256,627                  185
Credit Suisse Emerging Markets Portfolio--Class B                                       91,617                  499
Credit Suisse Global Post Venture Capital Portfolio--Class B                            28,567                  412
Dreyfus Socially Responsible Fund Portfolio--Class B                                    96,426                  125
Dreyfus VIF Midcap Stock Portfolio--Class B                                            728,380                  454
Invesco VIF Utilities Portfolio--Class B                                                89,420                  949
Basic Value Focus Portfolio--Class A                                                 3,882,379            7,425,282
Special Value Focus Portfolio--Class A                                               3,604,795            6,272,487
Developing Capital Markets Focus Portfolio--Class A                                    236,465              359,220
                                                                               ------------------------------------

Total                                                                          $10,254,817,291       $8,524,100,244
                                                                               ====================================

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION

                                                         STRATEGIC OPPORTUNITIES                           STRATEGIC OPPORTUNITIES
                                                                 TRUST A                                            TRUST B
                                            -----------------------------------------------------          -----------------------
                                                     2002                          2001                              2002
                                            -----------------------------------------------------          -----------------------
Units, beginning of period                               35,863,305                   38,289,671                                0
Units issued                                              8,220,338                   11,998,315                        1,211,625
Units redeemed                                          (15,320,051)                 (14,424,681)                        (107,211)
                                            ----------------------------------------------------           ----------------------

Units, end of period                                     28,763,592                   35,863,305                        1,104,414
                                            ====================================================           ======================

Unit value                                  $5.933797 TO $30.356953      $9.866815 to $50.221375           $7.956590 TO $8.263137

Net assets, end of period                   $           428,283,621      $           900,475,404           $            9,024,266

Investment income ratio*                                       0.00%                        0.50%                            0.00%

Expense ratio, lowest to highest**                    0.45% TO 1.90%               0.45% to 1.90%                   0.45% TO 1.90%

Total return, lowest to highest***               (39.92%) TO (39.04%)           (0.21%) to (0.13%)             (36.35%) TO (33.89%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         INVESTMENT QUALITY BOND                          INVESTMENT QUALITY BOND
                                                                 TRUST A                                           TRUST B
                                           -------------------------------------------------------       -------------------------
                                                     2002                           2001                            2002
                                           -------------------------------------------------------       -------------------------
Units, beginning of period                               15,137,400                    11,628,596                               0
Units issued                                              7,414,661                     8,502,029                       2,266,599
Units redeemed                                           (6,478,348)                   (4,993,225)                       (310,038)
                                           ------------------------------------------------------        ------------------------

Units, end of period                                     16,073,713                    15,137,400                       1,956,561
                                           ======================================================        ========================

Unit value                                 $13.525539 TO $27.385094      $12.539051 to $25.233827        $13.311657 TO $13.434847

Net assets, end of period                  $            313,900,631      $            280,574,001        $             26,123,571

Investment income ratio*                                       5.23%                         5.86%                           0.24%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***                    7.87% TO 9.44%                0.31% to 6.85%                  6.49% TO 7.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         GROWTH & INCOME TRUST A                           GROWTH & INCOME TRUST B
                                             ------------------------------------------------------        -----------------------
                                                       2002                          2001                           2002
                                             ------------------------------------------------------        -----------------------
Units, beginning of period                                80,873,880                    85,299,596                               0
Units issued                                               8,302,786                    12,270,437                       3,500,177
Units redeemed                                           (22,583,364)                  (15,696,153)                       (337,736)
                                             -----------------------------------------------------         -----------------------

Units, end of period                                      66,593,302                    80,873,880                       3,162,441
                                             =====================================================         =======================

Unit value                                   $7.556172 TO $23.109098      $10.162651 to $30.971701         $9.525105 TO $10.375910

Net assets, end of period                    $         1,189,608,530      $          1,976,732,840         $            32,065,912

Investment income ratio*                                        0.65%                         0.41%                           0.02%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***                (25.76%) TO (24.67%)           (14.54%) to (4.69%)            (23.80%) TO (16.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        BLUE CHIP GROWTH TRUST                            BLUE CHIP GROWTH TRUST
                                                                   A                                                B
                                            -----------------------------------------------------         ------------------------
                                                      2002                         2001                             2002
                                            -----------------------------------------------------         ------------------------
Units, beginning of period                                65,796,072                  68,424,127                                0
Units issued                                               8,593,015                  13,661,645                        3,698,126
Units redeemed                                           (19,245,742)                (16,289,700)                        (285,375)
                                            ----------------------------------------------------          -----------------------

Units, end of period                                      55,143,345                  65,796,072                        3,412,751
                                            ====================================================          =======================

Unit value                                  $ 7.211675 TO $15.870738     $9.689796 to $21.302974          $9.527205 TO $10.290923

Net assets, end of period                   $            748,537,843     $         1,215,555,449          $            34,460,397

Investment income ratio*                                        0.00%                       0.00%                            0.00%

Expense ratio, lowest to highest**                     0.45% TO 1.90%              0.45% to 1.90%                   0.45% TO 1.90%

Total return, lowest to highest***                (25.69%) TO (24.60%)         (17.41%) to (2.85%)             (23.78%) TO (17.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          MONEY MARKET TRUST A                                MONEY MARKET TRUST B
                                            -------------------------------------------------------        -------------------------
                                                      2002                           2001                             2002
                                            -------------------------------------------------------        -------------------------
Units, beginning of period                                65,338,944                    41,114,369                                0
Units issued                                             140,458,904                   197,491,069                       47,218,626
Units redeemed                                          (149,021,720)                 (173,266,494)                     (32,169,297)
                                            ------------------------------------------------------         ------------------------

Units, end of period                                      56,776,128                    65,338,944                       15,049,329
                                            ======================================================         ========================

Unit value                                  $12.432238 TO $19.050311      $12.523480 to $19.073731         $12.420152 TO $12.538332

Net assets, end of period                   $            862,061,014      $          1,001,127,335         $            187,189,382

Investment income ratio*                                        1.17%                         3.34%                            0.63%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                   0.45% TO 1.90%

Total return, lowest to highest***                   (0.73%) TO 0.72%                0.19% to 3.12%                 (0.64%) TO 0.31%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         GLOBAL EQUITY TRUST A                             GLOBAL EQUITY TRUST B
                                         -------------------------------------------------------         -------------------------
                                                   2002                           2001                             2002
                                         -------------------------------------------------------         -------------------------
Units, beginning of period                             21,611,381                     24,643,214                                0
Units issued                                           12,466,118                     10,275,336                        1,684,948
Units redeemed                                        (16,039,266)                   (13,307,169)                        (883,757)
                                         -------------------------------------------------------         ------------------------

Units, end of period                                   18,038,233                     21,611,381                          801,191
                                         =======================================================         ========================

Unit value                               $ 8.344776 TO $17.985999       $10.503647 to $22.548612         $10.177657 TO $10.401869

Net assets, end of period                $            289,283,925       $            441,635,347         $              8,254,640

Investment income ratio*                                     1.40%                          2.46%                            0.02%

Expense ratio, lowest to highest**                  0.45% TO 1.90%                 0.45% to 1.90%                   0.45% TO 1.90%

Total return, lowest to highest***             (20.63%) TO (19.47%)            (17.56%) to (9.10%)             (18.58%) TO (16.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           GLOBAL BOND TRUST A                             GLOBAL BOND TRUST B
                                           --------------------------------------------------------     -------------------------
                                                      2002                           2001                         2002
                                           --------------------------------------------------------     -------------------------
Units, beginning of period                                 4,880,134                     5,937,540                              0
Units issued                                               5,224,911                     3,177,540                      1,961,064
Units redeemed                                            (2,966,344)                   (4,234,946)                      (545,718)
                                           -------------------------------------------------------      -------------------------

Units, end of period                                       7,138,701                     4,880,134                      1,415,346
                                           =======================================================      =========================

Unit value                                 $ 14.614053 TO $23.113561      $12.220839 to $19.512793      $14.2772217 TO $14.946973

Net assets, end of period                  $             141,843,968      $             86,117,366      $              20,448,895

Investment income ratio*                                        0.00%                         0.00%                          0.00%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***                   17.86% TO 19.58%              (1.23%) to 1.32%               14.22% TO 19.58%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               U.S. GOVERNMENT                            U.S. GOVERNMENT
                                                             SECURITIES TRUST A                         SECURITIES TRUST B
                                           -------------------------------------------------------   ------------------------
                                                     2002                          2001                        2002
                                           -------------------------------------------------------   ------------------------
Units, beginning of period                                16,673,668                   11,427,813                           0
Units issued                                              15,531,221                   12,690,984                   9,075,441
Units redeemed                                            (8,434,373)                  (7,445,129)                 (1,731,716)
                                           ------------------------------------------------------    ------------------------

Units, end of period                                      23,770,516                   16,673,668                   7,343,725
                                           ======================================================    ========================

Unit value                                 $ 13.434646 TO $22.470272     $12.678773 to $21.100300    $13.086765 TO $13.228371

Net assets, end of period                  $             439,203,145     $            302,476,585    $             96,468,024

Investment income ratio*                                        3.32%                        5.33%                       0.06%

Expense ratio, lowest to highest**                     0.45% TO 1.90%               0.45% to 1.90%              0.45% TO 1.90%

Total return, lowest to highest***                     5.96% TO 7.51%               1.43% to 6.55%              4.69% TO 5.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        DIVERSIFIED BOND TRUST A                     DIVERSIFIED BOND TRUST B
                                       --------------------------------------------------------      ------------------------
                                                 2002                            2001                          2002
                                       --------------------------------------------------------      ------------------------
Units, beginning of period                            11,370,436                     8,434,436                              0
Units issued                                           4,951,172                     7,552,355                      1,784,666
Units redeemed                                        (3,784,818)                   (4,616,355)                      (196,795)
                                       -------------------------------------------------------       ------------------------

Units, end of period                                  12,536,790                    11,370,436                      1,587,871
                                       =======================================================       ========================

Unit value                             $ 13.371638 TO $21.943927      $12.664622 to $20.680033       $13.160436 TO $13.282245

Net assets, end of period              $             240,995,255      $            210,799,855       $             20,936,204

Investment income ratio*                                    4.25%                         5.29%                          0.13%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***                 5.58% TO 7.12%                1.32% to 6.60%                 5.28% TO 6.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         INCOME & VALUE TRUST A                           INCOME & VALUE TRUST B
                                            -------------------------------------------------------      ------------------------
                                                      2002                           2001                          2002
                                            -------------------------------------------------------      ------------------------
Units, beginning of period                                23,565,017                    22,701,648                              0
Units issued                                               6,857,086                     8,013,287                      2,278,253
Units redeemed                                            (7,685,088)                   (7,149,918)                      (229,058)
                                            ------------------------------------------------------       ------------------------

Units, end of period                                      22,737,015                    23,565,017                      2,049,195
                                            ======================================================       ========================

Unit value                                  $ 9.922116 TO $18.988592      $12.016868 to $22.905535       $10.461390 TO $10.920928

Net assets, end of period                   $            386,995,037      $            496,373,021       $             22,042,973

Investment income ratio*                                        2.09%                         2.69%                          0.08%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***                (17.51%) TO (16.31%)             (3.87%) to 0.53%            (16.31%) TO (12.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LARGE CAP GROWTH                                  LARGE CAP GROWTH
                                                                 TRUST A                                          TRUST B
                                         ----------------------------------------------------------       ------------------------
                                                   2002                             2001                            2002
                                         ----------------------------------------------------------       ------------------------
Units, beginning of period                             25,410,406                       22,585,181                              0
Units issued                                           10,367,523                       14,281,211                      3,280,916
Units redeemed                                        (11,190,304)                     (11,455,986)                      (241,386)
                                         ---------------------------------------------------------        -----------------------

Units, end of period                                   24,587,625                       25,410,406                      3,039,530
                                         =========================================================        =======================

Unit value                               $ 6.689181 TO $14.843099          $8.821694 to $19.506566        $9.564734 TO $10.174875

Net assets, end of period                $            295,254,201          $           410,765,326        $            30,394,035

Investment income ratio*                                     0.33%                            0.00%                          0.00%

Expense ratio, lowest to highest**                  0.45% TO 1.90%                   0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***             (24.29%) TO (23.18%)              (20.74%) to (8.48%)           (23.48%) TO (18.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          EQUITY-INCOME TRUST A                             EQUITY-INCOME TRUST B
                                           --------------------------------------------------------       ------------------------
                                                     2002                           2001                            2002
                                           --------------------------------------------------------       ------------------------
Units, beginning of period                                39,307,090                    32,338,365                               0
Units issued                                              11,921,567                    16,106,909                       6,420,660
Units redeemed                                           (12,318,911)                   (9,138,184)                       (398,306)
                                           -------------------------------------------------------        ------------------------

Units, end of period                                      38,909,746                    39,307,090                       6,022,354
                                           =======================================================        ========================

Unit value                                 $ 10.326336 TO $21.400057      $12.136595 to $25.025958        $10.395821 TO $10.702893

Net assets, end of period                  $             702,058,453      $            861,148,763        $             63,022,582

Investment income ratio*                                        1.38%                         1.66%                           0.02%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***                (14.92%) TO (13.67%)             (2.91%) to 0.83%             (16.83%) TO (14.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     STRATEGIC BOND TRUST A                             STRATEGIC BOND TRUST B
                                       --------------------------------------------------------       -------------------------
                                                 2002                           2001                             2002
                                       --------------------------------------------------------       -------------------------
Units, beginning of period                            12,916,819                    14,303,190                               0
Units issued                                           4,775,012                     6,087,151                       1,210,957
Units redeemed                                        (5,783,228)                   (7,473,522)                       (206,752)
                                       -------------------------------------------------------        ------------------------

Units, end of period                                  11,908,603                    12,916,819                       1,004,205
                                       =======================================================        ========================

Unit value                             $ 13.509914 TO $17.405164      $12.636812 to $16.199150        $13.007548 TO $13.217126

Net assets, end of period              $             198,412,514      $            202,116,506        $             13,130,517

Investment income ratio*                                    7.04%                         7.63%                           0.23%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***                 6.91% TO 8.47%                1.09% to 5.76%                  4.06% TO 5.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            OVERSEAS TRUST A                            OVERSEAS TRUST B
                                       ------------------------------------------------------       ------------------------
                                                 2002                          2001                           2002
                                       ------------------------------------------------------       ------------------------
Units, beginning of period                          23,474,330                    26,265,795                              0
Units issued                                        29,050,673                    33,422,515                      8,061,406
Units redeemed                                     (33,328,584)                  (36,213,980)                    (7,139,186)
                                       -----------------------------------------------------        -----------------------

Units, end of period                                19,196,419                    23,474,330                        922,220
                                       =====================================================        =======================

Unit value                             $ 6.716070 TO $8.794649       $8.700270 to $11.387239        $9.629170 TO $10.010302

Net assets, end of period              $           156,830,747       $           247,747,125        $             8,975,960

Investment income ratio*                                  0.59%                         0.29%                          0.03%

Expense ratio, lowest to highest**               0.45% TO 1.90%                0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***          (22.92%) TO (21.79%)           (22.59%) to (8.90%)           (22.97%) TO (19.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     ALL CAP CORE TRUST A                           ALL CAP CORE TRUST B
                                       -------------------------------------------------------    ------------------------
                                                 2002                           2001                        2002
                                       -------------------------------------------------------    ------------------------
Units, beginning of period                           23,810,588                    29,254,951                           0
Units issued                                          5,474,780                     7,866,991                     679,616
Units redeemed                                      (11,022,108)                  (13,311,354)                   (265,868)
                                       ------------------------------------------------------     -----------------------

Units, end of period                                 18,263,260                    23,810,588                     413,748
                                       ======================================================     =======================

Unit value                             $ 5.159206 TO $11.501386       $7.022468 to $15.600316     $9.392813 TO $10.603738

Net assets, end of period              $            186,890,818       $           331,290,715     $             4,201,973

Investment income ratio*                                   0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**                0.45% TO 1.90%                0.45% to 1.90%              0.45% TO 1.90%

Total return, lowest to highest***           (26.64%) TO (25.57%)           (26.83%) to (6.35%)        (24.86%) TO (15.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        ALL CAP GROWTH TRUST A                     ALL CAP GROWTH TRUST B
                                      --------------------------------------------------------    ------------------------
                                                 2002                           2001                        2002
                                      --------------------------------------------------------    ------------------------
Units, beginning of period                          33,232,943                     33,687,155                           0
Units issued                                         7,290,396                     14,390,104                   1,268,098
Units redeemed                                     (14,310,666)                   (14,844,316)                   (114,253)
                                      -------------------------------------------------------     -----------------------

Units, end of period                                26,212,673                     33,232,943                   1,153,845
                                      =======================================================     =======================

Unit value                            $ 5.757704 TO $13.363096        $7.751463 to $17.927398     $9.451441 TO $10.098271

Net assets, end of period             $            310,480,279        $           532,334,423     $            11,482,174

Investment income ratio*                                  0.00%                          0.00%                       0.00%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%              0.45% TO 1.90%

Total return, lowest to highest***          (25.83%) TO (24.75%)            (29.27%) to (6.77%)        (24.39%) TO (19.21%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        INTERNATIONAL SMALL CAP                     INTERNATIONAL SMALL CAP
                                                                TRUST A                                    TRUST B
                                       --------------------------------------------------------    ------------------------
                                                2002                             2001                        2002
                                       --------------------------------------------------------    ------------------------
Units, beginning of period                            9,953,578                     11,973,322                           0
Units issued                                          6,021,668                     14,337,064                   4,698,900
Units redeemed                                       (8,069,086)                   (16,356,808)                 (4,222,936)
                                       -------------------------------------------------------     -----------------------

Units, end of period                                  7,906,160                      9,953,578                     475,964
                                       =======================================================     =======================

Unit value                             $ 5.556362 TO $10.512423        $6.790288 to $12.802022     $9.856697 TO $10.206568

Net assets, end of period              $             79,096,093        $           121,449,107     $             4,749,217

Investment income ratio*                                   0.00%                          0.00%                       0.00%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%              0.45% TO 1.90%

Total return, lowest to highest***           (18.29%) TO (17.10%)            (32.30%) to (6.50%)        (21.15%) TO (18.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       PACIFIC RIM EMERGING                           PACIFIC RIM EMERGING
                                                          MARKETS TRUST A                               MARKETS TRUST B
                                       --------------------------------------------------------    -------------------------
                                                 2002                            2001                         2002
                                       --------------------------------------------------------    -------------------------
Units, beginning of period                            5,054,185                      6,488,328                            0
Units issued                                         18,214,307                     24,024,825                    2,486,091
Units redeemed                                      (18,570,863)                   (25,458,968)                  (2,070,342)
                                       -------------------------------------------------------     ------------------------

Units, end of period                                  4,697,629                      5,054,185                      415,749
                                       =======================================================     ========================

Unit value                             $ 6.161288 TO $10.167731        $7.154529 to $11.824607     $ 9.896593 TO $10.687117

Net assets, end of period              $             30,140,478        $            37,254,151     $              4,205,991

Investment income ratio*                                   0.12%                          0.41%                        0.00%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 1.40% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***           (14.18%) TO (12.93%)            (20.30%) to (5.40%)         (20.83%) TO (14.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCIENCE & TECHNOLOGY                        SCIENCE & TECHNOLOGY
                                                              TRUST A                                      TRUST B
                                       -------------------------------------------------------    -----------------------
                                                 2002                           2001                       2002
                                       -------------------------------------------------------    -----------------------
Units, beginning of period                          43,964,781                     44,055,621                          0
Units issued                                         9,118,236                     15,725,413                  1,643,810
Units redeemed                                     (18,005,451)                   (15,816,253)                  (447,373)
                                       ------------------------------------------------------     ----------------------

Units, end of period                                35,077,566                     43,964,781                  1,196,437
                                       ======================================================     ======================

Unit value                             $ 2.975729 TO $8.347636        $5.112469 to $14.291433     $7.368796 TO $9.366646

Net assets, end of period              $           252,456,512        $           551,300,087     $           10,721,724

Investment income ratio*                                  0.00%                          0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%             0.45% TO 1.90%

Total return, lowest to highest***          (41.88%) TO (41.03%)           (48.92%) to (17.49%)       (41.05%) TO (25.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          EMERGING SMALL                                  EMERGING SMALL
                                                          COMPANY TRUST A                                 COMPANY TRUST B
                                       --------------------------------------------------------       -----------------------
                                                 2002                            2001                           2002
                                       --------------------------------------------------------       -----------------------
Units, beginning of period                           11,986,788                     11,228,885                             0
Units issued                                          5,448,161                      6,887,567                     1,726,040
Units redeemed                                       (6,022,933)                    (6,129,664)                     (259,499)
                                       -------------------------------------------------------        ----------------------

Units, end of period                                 11,412,016                     11,986,788                     1,466,541
                                       =======================================================        ======================

Unit value                             $ 5.810609 TO $12.431278        $8.352524 to $17.806889        $9.058585 TO $9.616734

Net assets, end of period              $            125,631,402        $           193,832,310        $           13,889,803

Investment income ratio*                                   0.00%                          0.00%                         0.00%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***           (30.54%) TO (29.52%)            (27.44%) to (3.05%)          (27.53%) TO (23.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      AGGRESSIVE GROWTH TRUST                     AGGRESSIVE GROWTH TRUST
                                                                 A                                           B
                                       -------------------------------------------------------    -----------------------
                                                 2002                           2001                        2002
                                       -------------------------------------------------------    -----------------------
Units, beginning of period                          21,262,375                     20,373,780                          0
Units issued                                         8,001,989                      8,883,520                  1,543,409
Units redeemed                                     (10,501,646)                    (7,994,925)                  (144,513)
                                       ------------------------------------------------------     ----------------------

Units, end of period                                18,762,718                     21,262,375                  1,398,896
                                       ======================================================     ======================

Unit value                             $ 5.996302 TO $9.120311        $8.132426 to $12.326027     $9.474119 TO $9.629662

Net assets, end of period              $           161,507,826        $           248,529,379     $           13,349,827

Investment income ratio*                                  0.00%                          0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%             0.45% TO 1.90%

Total return, lowest to highest***          (26.38%) TO (25.30%)           (27.97%) to (10.95%)       (24.21%) TO (22.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     INTERNATIONAL STOCK TRUST                    INTERNATIONAL STOCK TRUST
                                                                 A                                            B
                                       -------------------------------------------------------    -------------------------
                                                2002                             2001                       2002
                                       -------------------------------------------------------    -------------------------
Units, beginning of period                           9,754,386                      9,408,723                            0
Units issued                                        13,713,573                     13,798,624                   11,078,165
Units redeemed                                     (14,268,269)                   (13,452,961)                  (9,905,950)
                                       ------------------------------------------------------     ------------------------

Units, end of period                                 9,199,690                      9,754,386                    1,172,215
                                       ======================================================     ========================

Unit value                             $ 6.645829 TO $9.013656        $8.636273 to $11.672280     $  9.662625 TO $9.962987

Net assets, end of period              $            79,352,642        $           109,170,001     $             11,416,476

Investment income ratio*                                  0.46%                          0.20%                        0.02%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***          (23.16%) TO (22.04%)            (22.91%) to (6.92%)         (22.70%) TO (20.30%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      QUANTITATIVE EQUITY TRUST                     QUANTITATIVE EQUITY TRUST
                                                                 A                                              B
                                       --------------------------------------------------------     -------------------------
                                                 2002                             2001                         2002
                                       --------------------------------------------------------     -------------------------
Units, beginning of period                           14,503,278                     14,878,539                              0
Units issued                                          3,854,344                      7,087,792                        382,529
Units redeemed                                       (7,916,706)                    (7,463,053)                       (75,234)
                                       -------------------------------------------------------      -------------------------

Units, end of period                                 10,440,916                     14,503,278                        307,295
                                       =======================================================      =========================

Unit value                             $ 6.496049 TO $13.726237        $9.154017 to $19.274831      $  9.100413 TO $10.151783

Net assets, end of period              $            124,368,566        $           247,082,790      $               3,014,669

Investment income ratio*                                   0.33%                          0.29%                          0.01%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***           (29.14%) TO (28.11%)           (26.08%) to (10.35%)           (27.20%) TO (18.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           VALUE TRUST A                                VALUE TRUST B
                                       --------------------------------------------------------    -----------------------
                                                 2002                           2001                         2002
                                       --------------------------------------------------------    -----------------------
Units, beginning of period                           16,438,592                      9,465,352                          0
Units issued                                          5,175,553                     13,297,434                  1,443,692
Units redeemed                                       (6,431,608)                    (6,324,194)                  (272,365)
                                       -------------------------------------------------------     ----------------------

Units, end of period                                 15,182,537                     16,438,592                  1,171,327
                                       =======================================================     ======================

Unit value                             $ 9.046893 TO $13.337895       $11.944310 to $17.521564     $9.484479 TO $9.618617

Net assets, end of period              $            185,855,695       $            267,152,496     $           11,154,001

Investment income ratio*                                   0.85%                          0.54%                      0.03%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%             0.45% TO 1.90%

Total return, lowest to highest***           (24.26%) TO (23.15%)              (4.45%) to 2.95%        (24.12%) TO (23.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      REAL ESTATE SECURITIES                         REAL ESTATE SECURITIES
                                                              TRUST A                                        TRUST B
                                       --------------------------------------------------------     -------------------------
                                                  2002                           2001                          2002
                                       --------------------------------------------------------     -------------------------
Units, beginning of period                             5,414,699                     3,687,770                             0
Units issued                                           6,920,218                     5,189,185                     2,848,902
Units redeemed                                        (4,407,371)                   (3,462,256)                     (497,312)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   7,927,546                     5,414,699                     2,351,590
                                       =======================================================      ========================

Unit value                             $ 12.429938 TO $14.251467      $12.171588 to $14.088482      $11.806602 TO $12.702902

Net assets, end of period              $             108,728,937      $             73,831,187      $             28,214,076

Investment income ratio*                                    2.79%                         2.72%                         0.07%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***                 0.65% TO 2.12%              (0.85%) to 2.70%              (5.55%) TO 1.62%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          BALANCED TRUST A                              BALANCED TRUST B
                                       --------------------------------------------------------    -------------------------
                                                  2002                           2001                         2002
                                       --------------------------------------------------------    -------------------------
Units, beginning of period                            6,267,752                      5,961,983                            0
Units issued                                          1,881,850                      1,829,240                      645,386
Units redeemed                                       (2,248,639)                    (1,523,471)                    (110,034)
                                       -------------------------------------------------------     ------------------------

Units, end of period                                  5,900,963                      6,267,752                      535,352
                                       =======================================================     ========================

Unit value                             $ 8.355296 TO $10.672379        $9.928886 to $12.637994     $10.643258 TO $11.353878

Net assets, end of period              $             59,277,292        $            74,758,243     $              5,941,864

Investment income ratio*                                   2.63%                          2.14%                        0.46%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***           (15.97%) TO (14.75%)            (15.65%) to (5.11%)          (14.85%) TO (9.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         HIGH YIELD TRUST A                            HIGH YIELD TRUST B
                                       --------------------------------------------------------    -------------------------
                                                  2002                           2001                         2002
                                       --------------------------------------------------------    -------------------------
Units, beginning of period                           11,000,013                      9,231,805                            0
Units issued                                         11,010,152                     10,474,386                    2,514,044
Units redeemed                                       (9,821,093)                    (8,706,178)                    (879,469)
                                       -------------------------------------------------------     ------------------------

Units, end of period                                 12,189,072                     11,000,013                    1,634,575
                                       =======================================================     ========================

Unit value                             $ 9.790451 TO $11.519811       $10.698741 to $12.544550     $11.370655 TO $11.795820

Net assets, end of period              $            135,503,987       $            133,703,955     $             18,965,099

Investment income ratio*                                   9.05%                         10.36%                        2.32%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***             (8.63%) TO (7.29%)             (12.80%) to (4.10%)          (9.03%) TO (5.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE AGGRESSIVE 1000                     LIFESTYLE AGGRESSIVE 1000
                                                              TRUST A                                        TRUST B
                                       -------------------------------------------------------    -------------------------
                                                2002                           2001                          2002
                                       -------------------------------------------------------    -------------------------
Units, beginning of period                           7,885,558                      5,617,693                             0
Units issued                                         2,591,995                      3,167,530                     2,744,346
Units redeemed                                      (1,809,124)                      (899,665)                     (163,407)
                                       ------------------------------------------------------     -------------------------

Units, end of period                                 8,668,429                      7,885,558                     2,580,939
                                       ======================================================     =========================

Unit value                             $ 7.846184 TO $9.948297       $10.070301 to $12.723595     $  9.992622 TO $10.085357

Net assets, end of period              $            81,126,941       $             95,035,178     $              25,831,354

Investment income ratio*                                  0.81%                          4.10%                         0.03%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***          (22.20%) TO (21.06%)            (17.24%) to (5.20%)          (20.06%) TO (19.32%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       LIFESTYLE GROWTH 820                            LIFESTYLE GROWTH 820
                                                               TRUST A                                         TRUST B
                                       --------------------------------------------------------    ----------------------------
                                                 2002                           2001                           2002
                                       --------------------------------------------------------    ----------------------------
Units, beginning of period                           32,268,748                     22,642,561                               0
Units issued                                         11,002,122                     12,489,210                      11,378,337
Units redeemed                                       (6,126,565)                    (2,863,023)                       (454,421)
                                       -------------------------------------------------------     ---------------------------

Units, end of period                                 37,144,305                     32,268,748                      10,923,916
                                       =======================================================     ===========================

Unit value                             $ 8.934824 TO $12.028869       $10.804923 to $14.495682     $   10.537942 TO $10.751721

Net assets, end of period              $            410,561,178       $            437,103,391     $               116,383,251

Investment income ratio*                                   2.19%                          4.84%                           0.06%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***           (17.43%) TO (16.22%)            (12.66%) to (3.45%)            (15.70%) TO (13.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     LIFESTYLE BALANCED 640                         LIFESTYLE BALANCED 640
                                                             TRUST A                                        TRUST B
                                       --------------------------------------------------------   --------------------------
                                                  2002                           2001                        2002
                                       --------------------------------------------------------   --------------------------
Units, beginning of period                            31,629,891                    22,027,740                            0
Units issued                                          14,577,277                    12,733,043                   13,950,984
Units redeemed                                        (6,367,744)                   (3,130,892)                    (223,844)
                                       -------------------------------------------------------    -------------------------

Units, end of period                                  39,839,424                    31,629,891                   13,727,140
                                       =======================================================    =========================

Unit value                             $ 10.165146 TO $13.704682      $11.493504 to $15.433664    $ 11.180582 TO $11.423888

Net assets, end of period              $             495,557,446      $            452,066,345    $             155,304,071

Investment income ratio*                                    3.26%                         5.03%                        0.11%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***            (11.65%) TO (10.35%)            (8.05%) to (2.36%)          (10.56%) TO (5.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         LIFESTYLE MODERATE 460                          LIFESTYLE MODERATE 460
                                                                 TRUST A                                         TRUST B
                                           --------------------------------------------------------    --------------------------
                                                      2002                           2001                         2002
                                           --------------------------------------------------------    --------------------------
Units, beginning of period                                10,955,088                     8,470,782                             0
Units issued                                               7,362,784                     4,175,166                     6,137,859
Units redeemed                                            (3,272,609)                   (1,690,860)                     (268,456)
                                           -------------------------------------------------------     -------------------------

Units, end of period                                      15,045,263                    10,955,088                     5,869,403
                                           =======================================================     =========================

Unit value                                 $ 11.315989 TO $15.315540      $12.006535 to $16.185243     $ 11.849812 TO $11.983146

Net assets, end of period                  $             208,678,078      $            165,653,944     $              69,762,562

Investment income ratio*                                        3.40%                         5.41%                         0.17%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***                  (5.85%) TO (4.47%)            (3.95%) to (1.42%)            (5.20%) TO (4.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     LIFESTYLE CONSERVATIVE                           LIFESTYLE CONSERVATIVE
                                                           280 TRUST A                                      280 TRUST B
                                       --------------------------------------------------------    ---------------------------
                                                  2002                          2001                          2002
                                       --------------------------------------------------------    ---------------------------
Units, beginning of period                             6,695,670                     4,788,787                               0
Units issued                                           5,362,317                     3,306,433                       3,860,984
Units redeemed                                        (2,588,992)                   (1,399,550)                       (356,833)
                                       -------------------------------------------------------     ---------------------------

Units, end of period                                   9,468,995                     6,695,670                       3,504,151
                                       =======================================================     ===========================

Unit value                             $ 12.478970 TO $16.741166      $12.503081 to $16.689833     $   12.455071 TO $12.570409

Net assets, end of period              $             146,341,361      $            105,738,771     $                43,758,875

Investment income ratio*                                    3.08%                         4.28%                           0.25%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***               (0.19%) TO 1.27%                0.02% to 2.76%                (0.36%) TO 0.56%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           SMALL COMPANY VALUE                        SMALL COMPANY VALUE
                                                                TRUST A                                     TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             9,912,518                     4,807,888                             0
Units issued                                          17,802,268                    13,059,190                     5,004,133
Units redeemed                                       (11,704,395)                   (7,954,560)                     (873,810)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  16,010,391                     9,912,518                     4,130,323
                                       =======================================================      ========================

Unit value                             $ 11.631943 TO $12.924339     $ 12.602235 to $13.981425      $10.197768 TO $11.505543

Net assets, end of period              $             193,031,852     $             129,266,865      $             43,168,147

Investment income ratio*                                    0.29%                         0.14%                         0.01%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***              (7.70%) TO (6.35%)               0.82% to 6.06%            (18.42%) TO (7.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      INTERNATIONAL VALUE TRUST                    INTERNATIONAL VALUE TRUST
                                                                  A                                            B
                                       -------------------------------------------------------     -------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------     -------------------------
Units, beginning of period                             7,152,751                     4,861,051                             0
Units issued                                          11,203,326                     7,172,267                     9,698,755
Units redeemed                                        (7,994,989)                   (4,880,567)                   (6,661,364)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  10,361,088                     7,152,751                     3,037,391
                                       =======================================================      ========================

Unit value                             $   8.453467 TO $9.667908     $ 10.459987 to $11.968682      $ 9.761622 TO $10.320663

Net assets, end of period              $              89,056,992     $              75,552,701      $             29,993,937

Investment income ratio*                                    0.78%                         1.02%                         0.07%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (19.39%) TO (18.21%)           (11.45%) to (4.25%)          (21.91%) TO (17.43%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SMALL COMPANY BLEND                          SMALL COMPANY BLEND
                                                               TRUST A                                      TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             9,038,221                     6,632,660                             0
Units issued                                           9,020,128                     6,129,954                     1,962,478
Units redeemed                                        (7,810,355)                   (3,724,393)                     (270,053)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  10,247,994                     9,038,221                     1,692,425
                                       =======================================================      ========================

Unit value                             $   6.762279 TO $8.913306     $  9.244249 to $12.178671      $  9.059320 TO $9.393008

Net assets, end of period              $              89,479,139     $             107,671,859      $             15,473,317

Investment income ratio*                                    0.20%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (26.96%) TO (25.89%)           (14.70%) to (2.57%)          (27.53%) TO (24.86%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        TOTAL RETURN TRUST A                          TOTAL RETURN TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                            26,705,881                    11,037,368                             0
Units issued                                          24,661,523                    21,593,399                    12,152,904
Units redeemed                                       (11,098,665)                   (5,924,886)                   (1,053,281)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  40,268,739                    26,705,881                    11,099,623
                                       =======================================================      ========================

Unit value                             $ 13.731734 TO $16.023311     $ 12.779035 to $14.697020      $13.300010 TO $13.423104

Net assets, end of period              $             610,596,879     $             377,177,799      $            147,945,968

Investment income ratio*                                    2.55%                         3.34%                         0.08%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***                 7.46% TO 9.02%                2.23% to 7.79%                6.40% TO 7.38%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         U.S. LARGE CAP VALUE                         U.S. LARGE CAP VALUE
                                                               TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                            24,789,891                    17,820,303                             0
Units issued                                           9,105,948                    11,820,012                     4,283,570
Units redeemed                                        (7,792,945)                   (4,850,424)                     (212,408)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  26,102,894                    24,789,891                     4,071,162
                                       =======================================================      ========================

Unit value                             $   8.442592 TO $9.140645     $ 11.489880 to $12.390130      $  9.419481 TO $9.981983

Net assets, end of period              $             235,934,105     $             304,710,768      $             39,931,672

Investment income ratio*                                    0.31%                         0.34%                         0.01%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (26.60%) TO (25.52%)            (8.08%) to (2.99%)          (24.64%) TO (20.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        MID CAP STOCK TRUST A                        MID CAP STOCK TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                            10,524,971                     6,377,334                             0
Units issued                                           5,366,072                     6,783,695                     1,914,105
Units redeemed                                        (4,406,272)                   (2,636,058)                      (99,209)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  11,484,771                    10,524,971                     1,814,896
                                       =======================================================      ========================

Unit value                             $   7.849726 TO $9.510684     $ 10.305876 to $12.492798      $ 9.595389 TO $10.181352

Net assets, end of period              $              92,119,372     $             109,651,843      $             18,160,532

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (24.02%) TO (22.91%)           (14.99%) to (0.06%)          (23.24%) TO (18.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      TACTICAL ALLOCATION TRUST                    TACTICAL ALLOCATION TRUST
                                                                  A                                            B
                                       -------------------------------------------------------     -------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------     -------------------------
Units, beginning of period                             6,662,814                     3,156,953                             0
Units issued                                           2,452,984                     5,959,643                       537,476
Units redeemed                                        (2,457,779)                   (2,453,782)                      (24,350)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   6,658,019                     6,662,814                       513,126
                                       =======================================================      ========================

Unit value                             $   7.702576 TO $8.847644     $ 10.197351 to $11.719158      $ 9.575126 TO $10.220929

Net assets, end of period              $              51,969,623     $              68,409,194      $              5,167,433

Investment income ratio*                                    0.00%                         0.11%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (24.65%) TO (23.55%)           (17.43%) to (6.25%)          (23.40%) TO (18.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        DYNAMIC GROWTH TRUST A                       DYNAMIC GROWTH TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                            18,901,811                    13,662,750                             0
Units issued                                           9,383,010                    13,245,995                       541,480
Units redeemed                                       (12,675,995)                   (8,006,934)                     (127,013)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  15,608,826                    18,901,811                       414,467
                                       =======================================================      ========================

Unit value                             $   3.269019 TO $7.578932     $  4.639280 to $10.761173      $ 9.578097 TO $10.187105

Net assets, end of period              $              53,527,836     $              90,279,435      $              4,136,538

Investment income ratio*                                    0.00%                         0.18%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (29.71%) TO (28.68%)          (49.84%) to (13.91%)          (23.38%) TO (18.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        INTERNET TECHNOLOGIES                         INTERNET TECHNOLOGIES
                                                               TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             9,605,039                     7,195,652                             0
Units issued                                           5,104,711                     5,780,710                       335,967
Units redeemed                                        (5,947,368)                   (3,371,323)                      (62,784)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   8,762,382                     9,605,039                       273,183
                                       =======================================================      ========================

Unit value                             $   2.277340 TO $6.467649     $  3.687062 to $10.476489      $ 7.710225 TO $11.453604

Net assets, end of period              $              20,705,642     $              36,179,543      $              2,540,324

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (38.39%) TO (37.49%)          (53.87%) to (16.19%)           (38.32%) TO (8.37%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      INTERNATIONAL INDEX TRUST                    INTERNATIONAL INDEX TRUST
                                                                  A                                            B
                                       -------------------------------------------------------     -------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------     -------------------------
Units, beginning of period                             1,453,181                       716,237                             0
Units issued                                           4,313,408                     2,944,892                     1,829,965
Units redeemed                                        (3,835,226)                   (2,207,948)                   (1,319,775)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   1,931,363                     1,453,181                       510,190
                                       =======================================================      ========================

Unit value                             $   6.933612 TO $9.310304     $  8.508168 to $11.430305      $10.128769 TO $10.614836

Net assets, end of period              $              14,018,579     $              12,647,801      $              5,222,713

Investment income ratio*                                    1.34%                         1.48%                         2.90%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (18.71%) TO (17.52%)           (23.76%) to (8.56%)          (18.97%) TO (15.08%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      TOTAL STOCK MARKET INDEX                      TOTAL STOCK MARKET INDEX
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,570,261                     1,122,107                             0
Units issued                                           1,710,108                     2,025,166                       642,480
Units redeemed                                        (1,175,652)                     (577,012)                      (61,186)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,104,717                     2,570,261                       581,294
                                       =======================================================      ========================

Unit value                             $   7.503914 TO $9.166981     $  9.692272 to $11.846265      $ 9.804582 TO $10.288626

Net assets, end of period              $              23,957,518     $              25,221,354      $              5,875,456

Investment income ratio*                                    0.93%                         1.12%                         2.43%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (22.77%) TO (21.64%)           (15.96%) to (5.23%)          (21.56%) TO (17.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      500 INDEX PORTFOLIO TRUST                    500 INDEX PORTFOLIO TRUST
                                                                 A                                            B
                                       -------------------------------------------------------     -------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------     -------------------------
Units, beginning of period                            15,691,810                     5,632,076                             0
Units issued                                          12,114,968                    13,508,548                     4,454,135
Units redeemed                                        (8,306,383)                   (3,448,814)                     (860,620)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  19,500,395                    15,691,810                     3,593,515
                                       =======================================================      ========================

Unit value                             $   7.344179 TO $8.967490     $  9.637624 to $11.773758      $9.652858 TO $ 10.294172

Net assets, end of period              $             147,402,795     $             153,940,008      $             36,399,639

Investment income ratio*                                    0.00%                         1.09%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (23.99%) TO (22.88%)           (16.55%) to (5.81%)          (22.78%) TO (17.65%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        MID CAP INDEX TRUST A                         MID CAP INDEX TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,946,366                     1,030,569                             0
Units issued                                           4,518,532                     3,509,583                     1,306,932
Units redeemed                                        (2,779,373)                   (1,593,786)                      (99,265)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   4,685,525                     2,946,366                     1,207,667
                                       =======================================================      ========================

Unit value                             $  9.900179 TO $11.032915     $ 11.881892 to $12.858949      $ 9.980766 TO $10.446948

Net assets, end of period              $              49,682,577     $              37,531,220      $             12,159,284

Investment income ratio*                                    0.48%                         0.88%                         1.16%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (16.76%) TO (15.54%)            (4.94%) to (1.46%)          (20.15%) TO (16.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SMALL CAP INDEX TRUST A                      SMALL CAP INDEX TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,180,584                       484,101                             0
Units issued                                           3,042,320                     3,221,674                     1,043,986
Units redeemed                                        (2,018,265)                   (1,525,191)                      (78,128)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,204,639                     2,180,584                       965,858
                                       =======================================================      ========================

Unit value                             $  8.926733 TO $12.500000     $ 11.557294 to $12.432687      $  9.475320 TO $9.810708

Net assets, end of period              $              29,030,279     $              25,404,652      $              9,220,840

Investment income ratio*                                    0.78%                         2.50%                         2.03%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (22.95%) TO (21.83%)             (4.89%) to 0.08%           (24.20%) TO (21.51%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        CAPITAL APPRECIATION                          CAPITAL APPRECIATION
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             3,007,088                        78,393                             0
Units issued                                           3,440,920                     4,487,092                     1,491,217
Units redeemed                                        (1,131,022)                   (1,558,397)                      (96,532)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   5,316,986                     3,007,088                     1,394,685
                                       =======================================================      ========================

Unit value                             $   5.978615 TO $8.095466     $  8.769024 to $11.867934      $  8.742892 TO $9.623666

Net assets, end of period              $              33,398,913     $              27,008,052      $             13,117,154

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (31.92%) TO (30.93%)           (24.64%) to (5.06%)          (30.06%) TO (23.01%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         TELECOMMUNICATIONS                            TELECOMMUNICATIONS
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,016,457                             0                             0
Units issued                                           1,390,985                     1,429,950                       253,191
Units redeemed                                        (1,065,213)                     (413,493)                      (24,008)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   1,342,229                     1,016,457                       229,183
                                       =======================================================      ========================

Unit value                             $   4.026511 TO $5.341391     $  7.834309 to $10.382237      $ 6.822616 TO $10.019771

Net assets, end of period              $               5,517,555     $               8,023,806      $              2,191,387

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (48.66%) TO (47.90%)          (37.33%) to (16.94%)          (45.42%) TO (19.84%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       HEALTH SCIENCES TRUST A                      HEALTH SCIENCES TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             3,324,618                             0                             0
Units issued                                           4,043,663                     4,275,340                     1,557,193
Units redeemed                                        (2,251,053)                     (950,722)                      (79,229)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   5,117,228                     3,324,618                     1,477,964
                                       =======================================================      ========================

Unit value                             $   9.409123 TO $9.777931     $ 13.180193 to $13.499140      $ 9.534743 TO $10.700725

Net assets, end of period              $              49,049,222     $              44,538,109      $             15,331,070

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (28.61%) TO (27.57%)               5.44% to 7.99%           (23.72%) TO (14.39%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       MID CAP GROWTH TRUST A                        MID CAP GROWTH TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,316,812                             0                             0
Units issued                                           3,952,027                     2,944,207                       932,818
Units redeemed                                        (2,633,447)                     (627,395)                      (84,747)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,635,392                     2,316,812                       848,071
                                       =======================================================      ========================

Unit value                             $   7.073363 TO $7.741651     $ 10.343827 to $11.309753      $  8.634016 TO $9.756926

Net assets, end of period              $              26,092,011     $              24,072,717      $              8,059,813

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (31.69%) TO (30.69%)           (17.25%) to (9.52%)          (30.93%) TO (21.94%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        MID CAP OPPORTUNITIES                         MID CAP OPPORTUNITIES
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,238,287                             0                             0
Units issued                                           1,632,789                     1,552,350                       528,241
Units redeemed                                          (947,158)                     (314,063)                      (23,548)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   1,923,918                     1,238,287                       504,693
                                       =======================================================      ========================

Unit value                             $   7.170404 TO $8.001037     $ 10.462406 to $11.662694      $  8.907082 TO $9.483077

Net assets, end of period              $              13,986,025     $              13,018,527      $              4,695,682

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (31.53%) TO (30.53%)           (16.30%) to (6.70%)          (28.74%) TO (24.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      FINANCIAL SERVICES TRUST                      FINANCIAL SERVICES TRUST
                                                                 A                                             B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,848,318                             0                             0
Units issued                                           2,940,962                     2,591,755                     1,193,705
Units redeemed                                        (1,419,499)                     (743,437)                      (51,604)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,369,781                     1,848,318                     1,142,101
                                       =======================================================      ========================

Unit value                             $   9.269250 TO $9.538791     $ 11.493242 to $11.815615      $10.218222 TO $10.347728

Net assets, end of period              $              31,448,879     $              21,300,332      $             11,720,517

Investment income ratio*                                    0.00%                         0.05%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (19.43%) TO (18.25%)            (8.05%) to (5.48%)          (18.25%) TO (17.22%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        QUANTITATIVE MID CAP                          QUANTITATIVE MID CAP
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                               427,784                             0                             0
Units issued                                             803,847                       518,788                       224,084
Units redeemed                                          (346,741)                      (91,004)                      (12,277)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                     884,890                       427,784                       211,807
                                       =======================================================      ========================

Unit value                             $   7.655635 TO $8.408113     $ 10.077137 to $11.056543      $  9.700786 TO $9.941092

Net assets, end of period              $               6,865,094     $               4,331,032      $              2,085,920

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (24.11%) TO (23.00%)          (19.38%) to (11.55%)          (22.39%) TO (20.47%)

     The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      STRATEGIC GROWTH TRUST A                      STRATEGIC GROWTH TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             4,091,308                             0                             0
Units issued                                           3,934,189                     4,703,515                     1,344,714
Units redeemed                                        (1,810,654)                     (612,207)                      (77,620)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   6,214,843                     4,091,308                     1,267,094
                                       =======================================================      ========================

Unit value                             $   7.694426 TO $8.341450     $ 10.887341 to $11.791031      $ 9.270921 TO $10.448321

Net assets, end of period              $              48,489,729     $              44,775,968      $             12,855,216

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (29.40%) TO (28.36%)           (12.90%) to (5.67%)          (25.83%) TO (16.41%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        ALL CAP VALUE TRUST A                        ALL CAP VALUE TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,490,795                             0                             0
Units issued                                           3,185,746                     2,033,229                       787,764
Units redeemed                                        (1,710,677)                     (542,434)                      (93,707)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   2,965,864                     1,490,795                       694,057
                                       =======================================================      ========================

Unit value                             $   8.831587 TO $9.033519     $ 12.460579 to $12.553231      $  8.867339 TO $9.733648

Net assets, end of period              $              26,319,806     $              18,612,296      $              6,606,814

Investment income ratio*                                    0.00%                         0.04%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (29.19%) TO (28.16%)             (0.32%) to 0.43%           (29.06%) TO (22.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        CAPITAL OPPORTUNITIES                        CAPITAL OPPORTUNITIES
                                                               TRUST A                                      TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,681,025                             0                             0
Units issued                                           2,279,701                     2,850,412                       590,864
Units redeemed                                        (1,263,805)                     (169,387)                      (26,558)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,696,921                     2,681,025                       564,306
                                       =======================================================      ========================

Unit value                             $   7.558594 TO $8.279854     $ 10.571147 to $11.568273      $  9.325864 TO $9.884967

Net assets, end of period              $              28,348,130     $              28,455,090      $              5,487,662

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (28.57%) TO (27.52%)           (15.43%) to (7.45%)          (25.39%) TO (20.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          UTILITIES TRUST A                            UTILITIES TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,662,099                             0                             0
Units issued                                           1,737,008                     1,846,094                       642,772
Units redeemed                                          (993,622)                     (183,995)                      (39,926)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   2,405,485                     1,662,099                       602,846
                                       =======================================================      ========================

Unit value                             $   6.934069 TO $7.977953     $  9.234447 to $10.614010      $10.012642 TO $10.952499

Net assets, end of period              $              16,927,283     $              15,443,876      $              6,414,433

Investment income ratio*                                    0.01%                         0.94%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (24.99%) TO (23.89%)          (26.12%) to (15.09%)          (19.90%) TO (12.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        MID CAP VALUE TRUST A                        MID CAP VALUE TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             5,472,993                             0                             0
Units issued                                          12,133,178                     6,029,159                     5,296,863
Units redeemed                                        (4,193,250)                     (556,166)                     (270,296)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  13,412,921                     5,472,993                     5,026,567
                                       =======================================================      ========================

Unit value                             $ 11.417401 TO $11.678238     $ 12.932106 to $13.049955      $10.819828 TO $11.425215

Net assets, end of period              $             153,879,533     $              70,920,450      $             54,988,401

Investment income ratio*                                    0.00%                         0.49%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (11.80%) TO (10.51%)               3.46% to 4.40%            (13.44%) TO (8.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       FUNDAMENTAL VALUE TRUST                       FUNDAMENTAL VALUE TRUST
                                                                 A                                             B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             7,753,409                             0                             0
Units issued                                           8,580,308                     8,181,898                     4,200,434
Units redeemed                                        (2,818,843)                     (428,489)                     (141,470)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  13,514,874                     7,753,409                     4,058,964
                                       =======================================================      ========================

Unit value                             $   9.537531 TO $9.945065     $ 11.588922 to $12.072032      $10.536441 TO $10.634130

Net assets, end of period              $             130,027,860     $              90,187,236      $             42,897,307

Investment income ratio*                                    0.10%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (17.78%) TO (16.58%)            (7.29%) to (3.42%)          (15.71%) TO (14.93%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER 21ST CENTURY          SCUDDER CAPITAL GROWTH       SCUDDER GLOBAL DISCOVERY
                                            GROWTH TRUST B                    TRUST B                       TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              11,768                        33,649                        10,008
Units redeemed                                               (46)                          (12)                          (16)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      11,722                        33,637                         9,992
                                       =========================     =========================      ========================

Unit value                             $ 13.651655 TO $13.667541     $ 13.656079 TO $13.671980      $14.314791 TO $14.331432

Net assets, end of period              $                 160,185     $                 459,792      $                143,147

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 9.21% TO 9.34%                9.25% TO 9.38%              14.52% TO 14.65%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           SCUDDER GROWTH &           SCUDDER HEALTH SCIENCES        SCUDDER INTERNATIONAL
                                            INCOME TRUST B                    TRUST B                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              21,020                        24,546                        43,594
Units redeemed                                                 0                           (29)                       (2,396)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                      21,020                        24,517                        41,198
                                       =======================================================      ========================

Unit value                             $ 13.658976 TO $13.674880     $ 13.016994 TO $13.032160      $13.326481 TO $13.341991

Net assets, end of period              $                 287,330     $                 319,405      $                549,487

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 9.27% TO 9.40%                4.14% TO 4.26%                6.61% TO 6.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER AGGRESSIVE          SCUDDER BLUE CHIP TRUST       SCUDDER CONTARIAN VALUE
                                            GROWTH TRUST B                       B                          TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                               5,545                        28,345                        35,973
Units redeemed                                                (7)                            0                           (11)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                       5,538                        28,345                        35,962
                                       =========================     =========================      ========================

Unit value                             $ 14.717109 TO $14.734222     $ 13.467503 TO $13.483188      $13.989593 TO $14.005872

Net assets, end of period              $                  81,574     $                 382,093      $                503,424

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               17.74% TO 17.87%                7.74% TO 7.87%              11.92% TO 12.05%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER GLOBAL BLUE           SCUDDER GOVERNMENT               SCUDDER GROWTH
                                             CHIP TRUST B               SECURITIES TRUST B                  TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              14,544                       216,284                         9,507
Units redeemed                                               (25)                       (2,339)                           (6)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      14,519                       213,945                         9,501
                                       =========================     =========================      ========================

Unit value                             $ 13.610021 TO $13.625858     $ 12.602109 TO $12.616785      $13.659883 TO $13.675788

Net assets, end of period              $                 197,818     $               2,698,159      $                129,834

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 8.88% TO 9.01%                0.82% TO 0.93%                9.28% TO 9.41%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER HIGH INCOME          SCUDDER INTERNATIONAL           SCUDDER INVESTMENT
                                                TRUST B                SELECT EQUITY TRUST B           GRADE BOND TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              75,768                        23,833                       121,410
Units redeemed                                            (2,572)                          (63)                         (855)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      73,196                        23,770                       120,555
                                       =========================     =========================      ========================

Unit value                             $ 13.270938 TO $13.286385     $ 13.535953 TO $13.551701      $12.645718 TO $12.660448

Net assets, end of period              $                 972,071     $                 322,043      $              1,525,858

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 6.17% TO 6.29%                8.29% TO 8.41%                1.17% TO 1.28%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER MONEY MARKET           SCUDDER SMALL CAP             SCUDDER TECHNOLOGY
                                                TRUST B                   GROWTH TRUST B                 GROWTH TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                             266,585                        31,537                        19,614
Units redeemed                                           (51,861)                           (2)                          (10)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                     214,724                        31,535                        19,604
                                       =========================     =========================      ========================

Unit value                             $ 12.479151 TO $12.493692     $ 14.232268 TO $14.248827      $15.706222 TO $15.724471

Net assets, end of period              $               2,681,631     $                 449,216      $                308,157

Investment income ratio*                                    0.19%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***              (0.17%) TO (0.05%)             13.86% TO 13.99%              25.65% TO 25.80%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER TOTAL RETURN          SCUDDER DAVIS VENTURE             SCUDDER DREMAN
                                                TRUST B                   VALUE TRUST B            FINANCIAL SERVICES TRUST B
                                       -------------------------     -------------------------     --------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------     --------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              60,831                        48,110                        26,567
Units redeemed                                                (9)                         (111)                           (6)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      60,822                        47,999                        26,561
                                       =========================     =========================      ========================

Unit value                             $ 13.172728 TO $13.188068     $ 14.086566 TO $14.102955      $14.593659 TO $14.610637

Net assets, end of period              $                 801,710     $                 676,768      $                387,948

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 5.38% TO 5.50%              12.69% TO 12.82%              16.75% TO 16.89%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER DREMAN HIGH          SCUDDER DREMAN SMALL          SCUDDER EAGLE FOCUSED
                                          RETURN EQUITY TRUST             CAP VALUE TRUST            LARGE CAP GROWTH TRUST
                                                   B                             B                              B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                             150,953                        84,179                        32,647
Units redeemed                                              (793)                         (144)                          (80)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                     150,160                        84,035                        32,567
                                       =========================     =========================      ========================

Unit value                             $ 14.557921 TO $14.574840     $ 13.639007 TO $13.654885      $13.669256 TO $13.685173

Net assets, end of period              $               2,187,952     $               1,147,151      $                445,580

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               16.46% TO 16.60%                9.11% TO 9.24%                9.35% TO 9.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER FOCUS VALUE &           SCUDDER INDEX 500          SCUDDER INVESCO DYNAMIC
                                            GROWTH TRUST B                    TRUST B                    GROWTH TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              26,750                        84,389                         6,565
Units redeemed                                              (111)                       (1,922)                           (1)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      26,639                        82,467                         6,564
                                       =========================     =========================      ========================

Unit value                             $ 14.132584 TO $14.149028     $ 13.995178 TO $14.011463      $14.388700 TO $14.405433

Net assets, end of period              $                 376,746     $               1,154,883      $                 94,543

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               13.06% TO 13.19%              11.96% TO 12.09%              15.11% TO 15.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                        SCUDDER JANUS GROWTH &         SCUDDER JANUS GROWTH          SCUDDER MFS STRATEGIC
                                            INCOME TRUST B             OPPORTUNITIES TRUST B             VALUE TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              28,010                        12,420                        23,469
Units redeemed                                               (45)                            0                            (9)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      27,965                        12,420                        23,460
                                       =========================     =========================      ========================

Unit value                             $ 13.524537 TO $13.540286     $ 13.841733 TO $13.857843      $14.480405 TO $14.497241

Net assets, end of period              $                 378,535     $                 172,031      $                340,021

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 8.20% TO 8.32%              10.73% TO 10.86%              15.84% TO 15.98%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER OAK STRATEGIC         SCUDDER TURNER MID CAP        ALGER AMERICAN BALANCED
                                            EQUITY TRUST B                 GROWTH TRUST B                   TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              23,037                        42,331                        37,865
Units redeemed                                               (90)                       (1,130)                          (13)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      22,947                        41,201                        37,852
                                       =========================     =========================      ========================

Unit value                             $ 15.321982 TO $15.339790     $ 13.965366 TO $13.981623      $12.790498 TO $12.805399

Net assets, end of period              $                 351,881     $                 575,949      $                484,514

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               22.58% TO 22.72%              11.72% TO 11.85%                2.32% TO 2.44%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            ALGER AMERICAN             CREDIT SUISSE EMERGING      CREDIT SUISSE GLOBAL POST
                                        LEVERAGED ALL CAP TRUST            MARKETS TRUST             VENTURE CAPITAL TRUST
                                                   B                             B                             B
                                       -------------------------     -------------------------     -------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------     -------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              19,679                         6,767                         2,102
Units redeemed                                                 0                           (27)                          (29)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      19,679                         6,740                         2,073
                                       =========================     =========================      ========================

Unit value                             $ 12.620485 TO $12.635201     $ 13.330249 TO $13.345774      $13.545468 TO $13.561223

Net assets, end of period              $                 248,601     $                  89,915      $                 28,096

Investment income ratio*                                    0.00%                         0.33%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 0.96% TO 1.08%                6.64% TO 6.77%                8.36% TO 8.49%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           DREYFUS SOCIALLY             DREYFUS VIF MIDCAP                INVESCO VIF
                                        RESPONSIBLE FUND TRUST B           STOCK TRUST B               UTILITIES TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                               6,758                        52,195                         8,326
Units redeemed                                                 0                           (14)                          (61)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                       6,758                        52,181                         8,265
                                       =========================     =========================      ========================

Unit value                             $ 13.753582 TO $13.769592     $ 13.830261 TO $13.846357      $13.741494 TO $13.757466

Net assets, end of period              $                  93,034     $                 722,337      $                113,677

Investment income ratio*                                    0.04%                         0.52%                         1.66%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               10.03% TO 10.16%              10.64% TO 10.77%               9.93% TO 10.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         BASIC VALUE FOCUS TRUST A
                                       -------------------------------------------------------
                                                 2002                          2001
                                       -------------------------------------------------------
Units, beginning of period                             2,399,210                     1,796,604
Units issued                                             210,089                       876,414
Units redeemed                                          (426,628)                     (273,808)
                                       -------------------------------------------------------

Units, end of period                                   2,182,671                     2,399,210
                                       =======================================================

Unit value                             $  9.813837 TO $18.702483     $ 12.170082 to $23.100090

Net assets, end of period              $              33,520,594     $              46,017,149

Investment income ratio*                                    0.82%                         0.94%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% to 1.80%

Total return, lowest to highest***            (19.44%) TO (19.04%)             (2.64%) to 2.60%

                                                     SPECIAL VALUE FOCUS TRUST A
                                       --------------------------------------------------------
                                                 2002                           2001
                                       --------------------------------------------------------
Units, beginning of period                              931,674                         395,994
Units issued                                            128,495                         704,306
Units redeemed                                         (296,410)                       (168,626)
                                       --------------------------------------------------------

Units, end of period                                    763,759                         931,674
                                       ========================================================

Unit value                             $ 9.907923 TO $36.537044      $  13.273185 to $48.661734

Net assets, end of period              $             16,174,763      $               25,709,074

Investment income ratio*                                   0.37%                           0.20%

Expense ratio, lowest to highest**                1.40% TO 1.90%                  1.40% to 1.80%

Total return, lowest to highest***           (25.29%) TO (24.92%)                6.19% to 27.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               DEVELOPING CAPITAL MARKETS FOCUS TRUST A
                                       --------------------------------------------------------
                                                 2002                           2001
                                       --------------------------------------------------------
Units, beginning of period                              211,987                         265,102
Units issued                                             29,560                          38,711
Units redeemed                                          (42,220)                        (91,826)
                                       --------------------------------------------------------

Units, end of period                                    199,327                         211,987
                                       ========================================================

Unit value                             $ 6.462827 TO $11.490081      $   7.305149 to $11.316501

Net assets, end of period              $              1,371,757                       1,672,277

Investment income ratio*                                   0.23%                           0.74%

Expense ratio, lowest to highest**                1.40% TO 1.90%                  1.40% to 1.80%

Total return, lowest to highest***           (11.97%) TO (11.53%)              (9.63%) to (0.11)%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                              Separate Account A)

                    Notes to Financial Statements (continued)


6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying fund are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.


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